UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 9/30/2016

Item 1:	Report(s) to Shareholders.

2016 LORD ABBETT

ANNUAL REPORT

Lord Abbett
Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

AMT Free Municipal Bond Fund

National Tax Free Fund

High Yield Municipal Bond Fund

Short Duration High Yield Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the fiscal year ended September 30, 2016

Table of Contents

1	A Letter to Shareholders

7	Investment Comparisons

16	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

26	Short Duration Tax Free Fund

40	Intermediate Tax Free Fund

68	AMT Free Municipal Bond Fund

82	National Tax Free Fund

99	High Yield Municipal Bond Fund

117	Short Duration High Yield Municipal Bond Fund

131	California Tax Free Fund

140	New Jersey Tax Free Fund

146	New York Tax Free Fund

155	Footnotes to Schedules of Investments

156	Statements of Assets and Liabilities

160	Statements of Operations

162	Statements of Changes in Net Assets

168	Financial Highlights

186	Notes to Financial Statements

205	Report of Independent Registered Public Accounting Firm

206	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund

Annual Report

For the fiscal year ended September 30, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the municipal income funds for the fiscal year ended September 30, 2016. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and timelier information about the funds, please visit our website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Municipal Bond Market Review

The average national unemployment rate was reported at 5.0%, as of September 30, 2016. Total nonfarm payroll employment rose by 156,000 in September 2016, compared with an average monthly gain of 178,000 thus far in 2016. Real gross domestic product (GDP) increased 2.9% in the third calendar quarter, higher than the 1.4% increase in the second quarter.

The municipal bond market continued to benefit from the low interest rate environment, which, as of September 30,

2016, resulted in 52 consecutive weeks of inflows into municipal funds. Municipal and Treasury markets tend to move in tandem directionally; however, historically, municipal yields have generally experienced less volatility when compared to Treasury securities across the curve. Despite credit concerns regarding a few large issuers, municipal credit quality trends have been positive of late.

Municipal bond issuance for the calendar year-to-date period ended September 30, 2016, totaled approximately $337 billion, a 5.7% increase in issuance compared with the prior calendar year-to-date period. Refunding issuance increased approximately 0.4% over the same period. Demand has been supported by investors who are drawn to attractive yields across maturities.

Despite the credit issues faced by a few large municipalities, municipal bond defaults have remained exceedingly rare. While there are pockets of distress in the municipal bond market, the general trend has been one of improving credit fundamentals as demonstrated by 18 consecutive quarters of rising state and local tax revenues through the second quarter of 2016.

The table below shows each Fund’s performance relative to its benchmark for the fiscal year ended September 30, 2016.

	Class A Shares at NAV 12-Mo. Returns as of 9/30/2016	Lipper Funds Average[1]	Bloomberg Barclays Muni Bond Index[2]	Bloomberg Barclays 1-15 Yr. Muni Bond Index[3]	Bloomberg Barclays High Yield Muni Bond Index[4]	Bloomberg Barclays Muni Bond Short 1-5 Yr. Index[5]	50% Bloomberg BC Muni 1-8 Years/50% Bloomberg BC HY Muni 1-8 Years[6]
Short Duration Tax Free Fund	1.27%	0.85%	–	–	–	1.23%	–
Intermediate Tax Free Fund	5.53%	4.69%	–	4.34%	–	–	–
AMT Free Municipal Bond Fund	7.76%	5.78%	5.58%	–	–	–	–
National Tax Free Fund	7.68%	5.78%	5.58%	–	–	–	–
High Yield Municipal Bond Fund	10.28%	8.67%	–	–	11.32%	–	–
Short Duration High Yield Municipal Bond Fund	5.93%	8.67%	–	–	–	–	2.96%
California Tax Free Fund	7.80%	6.76%	5.58%	–	–	–	–
New Jersey Tax Free Fund	8.53%	6.67%	5.58%	–	–	–	–
New York Tax Free Fund	7.05%	6.21%	5.58%	–	–	–	–

Short Duration Tax Free Fund

The Short Duration Tax Free Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Short

1-5 Year Index,5 during the 12-month period ended September 30, 2016. Bonds with maturities lower than seven years contributed significantly to absolute performance, while instruments with maturities greater than seven years did not contribute as significantly, despite positive returns. In terms of credit qualities, the Fund’s allocation to ‘AA’ and ‘A’ bonds contributed most to overall performance. With regard to sectors, state general obligation and healthcare bonds were among the strongest contributors to absolute returns, while sales tax bonds were among the weakest.

Intermediate Tax Free Fund

The Intermediate Tax Free Fund outperformed its benchmark, the Bloomberg Barclays 1-15 Year Municipal Bond Index,3 during the 12-month period ended September 30, 2016. The Fund’s exposure to bonds within the maturity range of 4-20 years generally contributed to absolute performance, while bonds with maturities of less than four years did not contribute as much. The Fund’s exposure to bonds within the ‘AA’-‘BBB’ range contributed significantly to the portfolio’s total return. With regard to sectors, healthcare bonds were among the strongest contributors to absolute returns, while investor-owned utilities (IOUs) detracted the most.

AMT Free Municipal Bond Fund

The AMT Free Municipal Bond Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2016. As longer bonds generally outperformed during the period, the Fund’s exposure to bonds within the maturity range of 16-30 years contributed the most to absolute performance, while bonds with maturities of less than six years had lower absolute returns. The Fund’s exposure to lower rated investment grade bonds positively contributed to performance. With regard to sectors, healthcare bonds were among the strongest contributors to overall performance, while IOUs were among the weakest.

National Tax Free Fund

The National Tax Free Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2016. As longer bonds generally outperformed during the period, the Fund’s exposure to bonds within the maturity range of 16-30 years contributed most to absolute performance, while bonds with maturities of less than eight years had lower absolute returns. The Fund’s allocation to bonds in the lower-tier of the investment-grade range was a contributor to absolute performance. With regard to sectors, healthcare bonds were among the strongest contributors to absolute returns, while IOUs and pre-refunded bonds contributed the least.

High Yield Municipal Bond Fund

The High Yield Municipal Bond Fund underperformed its benchmark, the Bloomberg Barclays High Yield Municipal

Bond Index,4 during the 12-month period ended September 30, 2016. While bonds with maturities of less than six years had lower absolute returns, the Fund’s exposure to bonds within the maturity range of 16-35 years positively contributed to absolute performance. With regard to sectors, tobacco bonds were among the strongest contributors to absolute returns, while state general obligation bonds detracted from absolute performance.

Short Duration High Yield Municipal Bond Fund

The Short Duration High Yield Municipal Bond Fund outperformed its benchmark, a 50%/50% blend of the Bloomberg Barclays Municipal 1-8 Year Index and the Bloomberg Barclays High Yield Municipal 1-8 Year Index,6 during the 12-month period ended September 30, 2016. Bonds with maturities in the range of 5-10 years contributed most to absolute performance. The Fund’s allocation to bonds in the lower tier of the investment grade range positively contributed to performance. With regard to sectors, healthcare bonds were among the strongest contributors to absolute returns, while IOUs contributed the least.

California Tax Free Fund

The California Tax Free Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2016. As longer bonds generally outperformed during the period, the Fund’s exposure to bonds within the maturity range of 16-35 years contributed most to absolute performance, while bonds with maturities of less than eight years had lower absolute returns. The Fund’s allocation to investment-grade bonds rated lower than ‘AAA’ contributed significantly to absolute performance. With regard to sectors, healthcare and special tax bonds were among the strongest contributors to absolute returns, while higher education bonds contributed the least.

General obligation debt issued by the State of California was upgraded by Fitch during the period, from ‘A+’ to ‘AA-’ (as of the most recent update provided). Fitch cited positive credit developments for the state as well as numerous institutional improvements as necessitating the rating increase.

Although California’s unemployment rate is higher than that of many other states, it boasted a seasonally adjusted rate of annual GDP of $2.51 trillion in the first quarter of 2016.

New Jersey Tax Free Fund

The New Jersey Tax Free Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2016. As longer bonds generally outperformed during the period, the Fund’s bonds with maturities of less than six years had lower absolute returns, while the Fund’s exposure to bonds within the maturity range of 16-25 years positively contributed to absolute performance. The Fund’s exposure to investment grade credits rated lower than ‘AAA’ contributed significantly to overall performance. With regard to sectors, healthcare, toll road, and lease appropriation bonds were among the strongest contributors to absolute returns, while dedicated tax bonds contributed the least.

General obligation debt issued by the State of New Jersey was rated ‘A2’ with a negative outlook by Moody’s. Moody’s concern stems from a weak financial position, unfunded pension liabilities, and high debt levels.

As of September 2016, the Bureau of Labor Statistics reported the New Jersey unemployment rate at 5.3%, down from 5.7% in August 2015.

New York Tax Free Fund

The New York Tax Free Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2016. As longer bonds generally outperformed during the period, the Fund’s exposure to bonds within the maturity range of 16-30 years contributed most to absolute performance, while bonds with maturities of less than six years generally had lower returns. The Fund’s allocation to ‘AA’ rated bonds contributed significantly to overall performance. With regard to sectors, industrial development bonds were among the strongest contributors to absolute returns, while nonprofit credits were among the weakest.

General obligation debt issued by the State of New York recently was rated ‘AA+’ by both Standard & Poor’s and Fitch.

As of September 2016, the Bureau of Labor Statistics reported the New York unemployment rate at 5.0% for the state, down from 5.2% in August 2015.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Lipper Funds Average: Lipper, Inc. is a nationally recognized organization that reports on mutual fund total return performance, calculates fund rankings and is a global leader in benchmarking and classifying mutual funds. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.

2 The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. Bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two ratings agencies. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31,

1990, and must be at least one year from their maturity date.

3 The Bloomberg Barclays 1-15 Year Municipal Bond index is the 1-15 year component of the Municipal Bond index. The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

4 The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade, unrated or below Ba1 bonds.

5 The Bloomberg Barclays Municipal Bond Short 1-5 Year Index is the Muni Short 1-5 year component of the Municipal Bond index. The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

6 The Bloomberg Barclays 1-8 Year Municipal Bond Index is the 1-8 year component of the Municipal Bond index. The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. Bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The Bloomberg Barclays 1-8 Year High Yield Municipal Bond Index is the 1-8 year component of the High Yield Municipal Bond index. The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade, unrated or below Ba1 bonds.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of September 30, 2016. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Short Duration Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Short 1-5 Year Index and the Lipper Short Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2016

	1 Year	5 Years	Life of Class
Class A4	-0.99%	0.76%	1.93%
Class C5	-0.35%	0.57%	1.52%
Class F6	1.37%	1.32%	2.33%
Class I6	1.47%	1.41%	2.43%

Standardized Yield for the Period Ended September 30, 2016

Class A	Class C	Class F	Class I
0.72%	0.13%	0.83%	0.93%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2016, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008.

5     Class C shares commenced operations on December 12, 2008. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began December 31, 2008. Performance for other periods is at net asset value.

6     Class F and Class I shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008. Performance is at net asset value.

Intermediate Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays 1-15 Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2016

	1 Year	5 Years	10 Years	Life of Class
Class A4	3.14%	3.70%	4.48%	–
Class B5	-0.30%	3.00%	4.08%	–
Class C6	3.87%	3.50%	4.01%	–
Class F7	5.63%	4.28%	–	5.01%
Class I8	5.74%	4.35%	–	5.30%
Class P9	5.28%	3.91%	4.49%	–

Standardized Yield for the Period Ended September 30, 2016

Class A	Class B	Class C	Class F	Class I	Class P
1.82%	1.07%	1.24%	1.96%	2.06%	1.61%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2016, is calculated using the SEC required uniform method to compute such return.

5     Performance reflects the deduction of CDSC of 5% for 1 year, 2%

for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

6     The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7     Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8     Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

9     Performance is at net asset value.

AMT Free Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2016

	1 Year	5 Years	Life of Class
Class A4	5.37%	5.10%	5.13%
Class C5	6.03%	4.86%	4.78%
Class F6	7.80%	5.66%	5.63%
Class I6	7.98%	5.80%	5.77%

Standardized Yield for the Period Ended September 30, 2016

Class A	Class C	Class F	Class I
3.17%	2.62%	3.35%	3.45%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2016, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010.

5     Class C shares Commenced operations on October 26, 2010.

The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began October 29, 2010. Performance for other periods is at net asset value.

6     Class F and Class I shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010. Performance is at net asset value.

National Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2016

	1 Year	5 Years	10 Years	Life of Class
Class A4	5.24%	5.65%	4.39%	–
Class B5	1.71%	4.95%	3.98%	–
Class C6	5.91%	5.46%	3.96%	–
Class F7	7.78%	6.23%	–	5.16%
Class I8	7.77%	6.31%	–	6.03%

Standardized Yield for the Period Ended September 30, 2016

Class A	Class B	Class C	Class F	Class I
3.19%	2.47%	2.64%	3.35%	3.45%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2016, is calculated using the SEC required uniform method to compute such return.

5     Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

6     The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7     Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8     Class I shares commenced operations and performance for the Class began on July 26, 2010. Performance is at net asset value.

High Yield Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays High Yield Municipal Bond Index, 85% Bloomberg Barclays High Yield Municipal Bond Index/15% Bloomberg Barclays Municipal Bond Index and the Lipper High Yield Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2016

	1 Year	5 Years	10 Years	Life of Class
Class A4	7.76%	6.48%	2.57%	–
Class C5	8.51%	6.29%	2.17%	–
Class F6	10.39%	7.06%	–	3.25%
Class I7	10.41%	7.12%	–	6.18%
Class P8	10.04%	6.74%	2.63%	–

Standardized Yield for the Period Ended September 30, 2016

Class A	Class C	Class F	Class I	Class P
4.02%	3.50%	4.22%	4.24%	3.88%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2016, is calculated using SEC required uniform method to compute such return.

5     The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6     Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7     Class I shares commenced operations and performance for the Class began on July 26, 2010. Performance is at net asset value.

8     Performance is at net asset value.

Short Duration High Yield Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the 50% Bloomberg Barclays Municipal Bond 1-8 Year Index/50% Bloomberg Barclays High Yield Municipal 1-8 Year Index and the Lipper High Yield Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2016

	1 Year	Life of Class
Class A4	3.52%	3.27%
Class C5	4.11%	4.29%
Class F6	6.03%	5.23%
Class I6	6.13%	5.33%

Standardized Yield for the Period Ended September 30, 2016

Class A	Class C	Class F	Class I
2.51%	1.83%	2.68%	2.80%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Class A shares commenced operations on June 1, 2015 and performance for the Class began on June 15, 2015. Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to

Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2016, is calculated using SEC required uniform method to compute such return.

5     Class C shares commenced operations on June 1, 2015 and performance for the Class began on June 15, 2015. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6     Commenced operations on June 1, 2015 and performance for the Class began on June 15, 2015. Performance is at net asset value.

California Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper California Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2016

	1 Year	5 Years	10 Years	Life of Class
Class A5	5.37%	5.97%	4.33%	–
Class C6	6.21%	5.80%	3.90%	–
Class F7	7.90%	6.56%	–	5.09%
Class I8	8.10%	6.68%	–	7.82%

Standardized Yield for the Period Ended September 30, 2016

Class A	Class C	Class F	Class I
2.95%	2.38%	3.12%	3.22%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2016, is calculated using the SEC required uniform method to compute such return.

6     The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7     Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8     Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

New Jersey Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2016

	1 Year	5 Years	10 Years	Life of Class
Class A5	6.12%	4.86%	3.71%	–
Class F6	8.63%	5.44%	–	4.40%
Class I7	8.76%	5.55%	–	6.63%

Standardized Yield for the Period Ended September 30, 2016

Class A	Class F	Class I
2.86%	3.02%	3.03%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25%

applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2016, is calculated using the SEC required uniform method to compute such return.

6     Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7     Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

New York Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper New York Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2016

	1 Year	5 Years	10 Years	Life of Class
Class A5	4.62%	4.74%	4.11%	–
Class C6	5.37%	4.56%	3.68%	–
Class F7	7.14%	5.33%	–	4.78%
Class I8	7.25%	5.44%	–	6.41%

Standardized Yield for the Period Ended September 30, 2016

Class A	Class C	Class F	Class I
2.68%	2.11%	2.85%	2.95%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2016, is calculated using the SEC required uniform method to compute such return.

6     The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7     Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

8     Class I shares commenced operations and performance for the Class began on January 30, 2011. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 through September 30, 2016).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 4/1/16 – 9/30/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			4/1/16 -
	4/1/16	9/30/16	9/30/16
Class A
Actual	$1,000.00	$1,006.10	$3.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.75	$3.29
Class C
Actual	$1,000.00	$1,003.00	$6.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.36
Class F
Actual	$1,000.00	$1,006.60	$2.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class I
Actual	$1,000.00	$1,007.00	$2.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.75	$2.28

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.26% for Class C, 0.55% for Class F and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half period).

Portfolio Holdings Presented by Credit Rating

September 30, 2016

Credit Rating: S&P or Moody’s(a)	%*
AAA	8.48%
AA+	6.62%
AA	20.82%
AA-	18.62%
A+	10.04%
A	8.30%
A-	9.17%
BBB+	8.08%
BBB	3.76%
Credit Rating: S&P or Moody’s(a)	%*
BBB-	1.84%
BB+	0.69%
BB	0.93%
BB-	0.13%
B+	0.22%
B	0.11%
CCC+	0.06%
NR	2.13%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			4/1/16 -
	4/1/16	9/30/16	9/30/16
Class A
Actual	$1,000.00	$1,023.40	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.50	$3.54
Class B
Actual	$1,000.00	$1,019.30	$7.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.57
Class C
Actual	$1,000.00	$1,021.10	$6.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.71
Class F
Actual	$1,000.00	$1,024.80	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.00	$3.03
Class I
Actual	$1,000.00	$1,024.40	$2.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.45	$2.58
Class P
Actual	$1,000.00	$1,022.10	$4.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.25	$4.80

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.70% for Class A, 1.50% for Class B, 1.33% for Class C, 0.60% for Class F, 0.51% for Class I and 0.95% for Class P) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2016

Credit Rating: S&P or Moody’s(a)	%*
AAA	8.29%
AA+	7.66%
AA	11.81%
AA-	14.91%
A+	8.97%
A	8.29%
A-	7.81%
BBB+	9.28%
BBB	4.31%
BBB-	4.12%
Credit Rating: S&P or Moody’s(a)	%*
BB+	1.60%
BB	1.78%
BB-	1.47%
B+	1.29%
B	0.65%
B-	1.97%
CCC-	1.93%
CC	0.53%
NR	3.33%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

AMT Free Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			4/1/16 -
	4/1/16	9/30/16	9/30/16
Class A
Actual	$1,000.00	$1,036.10	$3.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.00	$3.03
Class C
Actual	$1,000.00	$1,032.80	$6.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.21
Class F
Actual	$1,000.00	$1,035.90	$2.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.50	$2.53
Class I
Actual	$1,000.00	$1,037.10	$2.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.00	$2.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.23% for Class C, 0.50% for Class F and 0.40% Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2016

Credit Rating: S&P or Moody’s(a)	%*
AAA	1.48%
AA+	2.79%
AA	12.92%
AA-	13.02%
A+	8.23%
A	11.06%
A-	11.14%
BBB+	11.00%
BBB	6.32%
BBB-	7.35%
Credit Rating: S&P or Moody’s(a)	%*
BB+	1.53%
BB	2.26%
BB-	0.44%
B+	0.54%
B	0.73%
B-	2.36%
CCC-	1.52%
CC	0.61%
NR	4.70%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			4/1/16 -
	4/1/16	9/30/16	9/30/16
Class A
Actual	$1,000.00	$1,034.60	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.10	$3.94
Class B
Actual	$1,000.00	$1,029.50	$8.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.10	$7.97
Class C
Actual	$1,000.00	$1,031.40	$7.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$7.06
Class F
Actual	$1,000.00	$1,035.10	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.65	$3.39
Class I
Actual	$1,000.00	$1,035.40	$2.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.15	$2.88

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.78% for Class A, 1.58% for Class B, 1.40% for Class C, 0.67% for Class F and 0.57% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2016

Credit Rating: S&P or Moody’s(a)	%*
AAA	1.75%
AA+	3.55%
AA	10.48%
AA-	18.25%
A+	9.49%
A	7.11%
A-	11.55%
BBB+	8.29%
BBB	7.09%
BBB-	8.60%
Credit Rating: S&P or Moody’s(a)	%*
BB+	0.84%
BB	2.50%
BB-	1.60%
B+	0.75%
B	0.50%
B-	1.98%
CCC-	1.12%
CC	0.94%
NR	3.61%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			4/1/16 -
	4/1/16	9/30/16	9/30/16
Class A
Actual	$1,000.00	$1,055.60	$4.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.00	$4.04
Class C
Actual	$1,000.00	$1,052.40	$7.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.16
Class F
Actual	$1,000.00	$1,056.10	$3.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.50	$3.54
Class I
Actual	$1,000.00	$1,056.70	$3.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$2.98
Class P
Actual	$1,000.00	$1,054.50	$5.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.35

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.80% for Class A, 1.42% for Class C, 0.70% for Class F, 0.59% for Class I and 1.06% for Class P) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2016

Credit Rating: S&P or Moody’s(a)	%*
AAA	0.34%
AA+	0.30%
AA	3.04%
AA-	2.14%
A+	1.21%
A	1.33%
A-	2.65%
BBB+	3.86%
BBB	4.98%
BBB-	9.80%
BB+	5.57%
BB	6.30%
Credit Rating: S&P or Moody’s(a)	%*
BB-	6.03%
B+	5.71%
B	1.59%
B-	7.87%
CCC+	0.53%
CCC	0.42%
CCC-	2.95%
CC	3.54%
Ca	0.01%
C	0.06%
NR	29.77%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Short Duration High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			4/1/16 -
	4/1/16	9/30/16	9/30/16
Class A
Actual	$1,000.00	$1,026.00	$2.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class C
Actual	$1,000.00	$1,022.10	$6.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.56
Class F
Actual	$1,000.00	$1,026.50	$2.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.75	$2.28
Class I
Actual	$1,000.00	$1,027.00	$1.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.77

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.55% for Class A, 1.30% for Class C, 0.45% for Class F and 0.35% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2016

Credit Rating: S&P or Moody’s(a)	%*
AAA	0.07%
AA+	0.77%
AA	1.98%
AA-	3.10%
A+	1.27%
A	3.97%
A-	8.60%
BBB+	14.43%
BBB	10.65%
BBB-	8.19%
BB+	4.38%
Credit Rating: S&P or Moody’s(a)	%*
BB	7.46%
BB-	6.51%
B+	5.58%
B	1.57%
B-	4.04%
Caa1	0.09%
CCC	0.78%
CCC-	2.24%
CC	0.82%
NR	13.50%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			4/1/16 -
	4/1/16	9/30/16	9/30/16
Class A
Actual	$1,000.00	$1,035.90	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.10	$3.94
Class C
Actual	$1,000.00	$1,032.60	$7.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.16
Class F
Actual	$1,000.00	$1,036.40	$3.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.60	$3.44
Class I
Actual	$1,000.00	$1,036.90	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.93

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.78% for Class A, 1.42% for Class C, 0.68% for Class F and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2016

Credit Rating: S&P or Moody’s(a)	%*
AAA	1.02%
AA+	3.55%
AA	17.35%
AA-	22.18%
A+	12.99%
A	3.79%
A-	7.06%
BBB+	8.63%
BBB	1.84%
BBB-	8.77%
BB+	1.55%
Credit Rating: S&P or Moody’s(a)	%*
BB	1.27%
Ba3	0.33%
B	0.76%
B-	1.76%
CCC+	0.08%
CCC	0.13%
CCC-	0.71%
CC	0.69%
NR	5.54%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			4/1/16 -
	4/1/16	9/30/16	9/30/16
Class A
Actual	$1,000.00	$1,039.60	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.90	$4.14
Class F
Actual	$1,000.00	$1,038.00	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.40	$3.64
Class I
Actual	$1,000.00	$1,038.60	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.90	$3.13

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 0.72% for Class F and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2016

Credit Rating: S&P or Moody’s(a)	%*
AAA	2.39%
AA+	1.02%
AA	12.36%
AA-	16.31%
A+	6.76%
A	5.91%
A-	22.46%
BBB+	7.70%
BBB	1.42%
BBB-	11.33%
Credit Rating: S&P or Moody’s(a)	%*
Ba1	1.31%
Ba2	1.21%
BB-	1.79%
B+	0.72%
B-	3.11%
CCC+	1.14%
CC	1.01%
NR	2.05%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			4/1/16 -
	4/1/16	9/30/16	9/30/16
Class A
Actual	$1,000.00	$1,032.70	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.10	$3.94
Class C
Actual	$1,000.00	$1,029.40	$7.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.16
Class F
Actual	$1,000.00	$1,032.30	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.60	$3.44
Class I
Actual	$1,000.00	$1,033.70	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$2.98

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.78% for Class A, 1.42% for Class C, 0.68% for Class F and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2016

Credit Rating: S&P or Moody’s(a)	%*
AAA	16.42%
AA+	4.18%
AA	15.87%
AA-	15.12%
A+	4.02%
A	5.18%
A-	9.94%
BBB+	5.14%
BBB	4.68%
Credit Rating: S&P or Moody’s(a)	%*
BBB-	8.31%
BB+	1.18%
BB	0.67%
BB-	1.33%
B-	1.22%
CCC+	1.21%
CC	0.66%
NR	4.87%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Schedule of Investments

SHORT DURATION TAX FREE FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 89.14%

Corporate-Backed 5.53%
Beaver Co IDA–FirstEnergy Rmkt	2.70%	#	4/1/2035	Ba2	$7,000	$6,743,170
Burke Co Dev–GA Transmission	1.30%	#	1/1/2052	AA-	12,500	12,576,125
Burke Co Dev–Oglethorpe Power	2.40%	#	1/1/2040	A	3,005	3,086,255
Burke CO Dev–Oglethorpe Power (AGM)	0.919%	#	1/1/2024	AA	10,200	9,802,170
CA Poll Ctl–Waste Mgmt	1.55%		2/1/2019	A-	3,475	3,512,356
CA Stwde–So Cal Edison	1.375%	#	4/1/2028	Aa3	5,000	5,024,750
Charles City Co EDA–Waste Mgmt	3.125%	#	2/1/2029	A-	5,500	5,509,130
Citizens Property Insurance Corp	4.25%		6/1/2017	A+	2,690	2,750,175
Citizens Property Insurance Corp	5.00%		6/1/2018	A+	8,000	8,544,560
Citizens Property Insurance Corp	5.50%		6/1/2017	A+	3,365	3,467,700
Gloucester Co Impt Auth–Waste Mgmt	2.125%	#	12/1/2029	A-	4,500	4,552,290
Gulf Coast Waste Disp–US Steel	5.75%		9/1/2017	B	2,350	2,373,477
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B+	4,425	4,589,300
Miami Dade Co IDA–Waste Mgmt Rmkt	1.50%		10/1/2018	A-	4,000	4,044,840
Mobile IDB–AL Power Co	1.625%	#	7/15/2034	A1	3,000	3,017,940
Mobile IDB–AL Power Co Rmkt	1.65%	#	6/1/2034	A1	3,000	3,007,650
Montgomery Co IDA–Peco Generation	2.50%	#	10/1/2030	BBB	5,000	5,092,300
Montgomery Co IDA–Peco Generation	2.55%	#	6/1/2029	BBB	5,000	5,105,300
Niagara Area Dev Corp–Covanta†	4.00%		11/1/2024	Ba2	1,000	1,015,540
NY Energy–NY State Elec & Gas	2.00%	#	6/1/2029	A-	6,000	6,133,440
NY Env Facs–Waste Mgmt	2.75%		7/1/2017	A-	1,000	1,013,880
St Charles Parish–Valero Energy	4.00%	#	12/1/2040	BBB	3,500	3,898,265
Valdez Marine Term–BP Rmkt	5.00%		1/1/2018	A2	9,075	9,529,930
WV Poll Ctl–Appalachian Pwr	1.625%	#	10/1/2022	BBB+	2,500	2,507,075
Total						116,897,618

Education 4.67%
AZ Brd Regents COP–Univ of AZ	4.00%		6/1/2018	Aa3	2,140	2,246,936
AZ Brd Regents COP–Univ of AZ	5.00%		6/1/2018	Aa3	3,215	3,428,347
CA State Univ Sys	5.00%		11/1/2019	Aa2	2,000	2,249,200
CA State Univ Sys	5.00%		11/1/2020	Aa2	1,700	1,975,111
CA State Univ Sys	5.00%		11/1/2020	Aa2	5,000	5,809,150
Clemson Univ	5.00%		5/1/2019	Aa2	3,950	4,362,973
Cleveland State Univ	5.00%		6/1/2018	A+	1,000	1,065,670
Cleveland State Univ	5.00%		6/1/2019	A+	1,265	1,392,348
Curators Univ Sys	5.00%		11/1/2019	AA+	5,000	5,610,050

26	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Education (continued)
IA HI Ed–Wartburg Clg	2.50%		10/1/2020	BB-	(c)	$3,545	$3,555,706
IL Fin Auth–Noble Chtr Sch	4.00%		9/1/2019	BBB		2,530	2,680,206
MA DFA–Boston Med Ctr	5.00%		7/1/2018	BBB		2,550	2,718,963
MA Hlth & Ed–Amherst Clg	1.70%	#	11/1/2038	Aaa		4,525	4,527,262
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2019	NR		410	431,099
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR		1,535	1,808,905
NC Cap Facs–High Point Univ	4.00%		5/1/2017	BBB+		2,785	2,828,195
NC Cap Facs–High Point Univ	5.00%		5/1/2018	BBB+		1,640	1,741,008
NY Dorm–Mt Sinai Sch Med	4.00%		7/1/2020	A-		3,000	3,294,630
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2021	A-		2,000	2,328,980
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2018	Ba1		1,000	1,067,770
NY Dorm–SUNY	4.00%		7/1/2020	Aa3		2,000	2,211,860
NY Dorm–SUNY	5.00%		7/1/2021	Aa3		2,000	2,349,060
PA Hi Ed–PA State Univ Sys	5.00%		6/15/2020	Aa3		3,710	4,220,793
Texas A&M Univ	5.00%		5/15/2019	AAA		7,200	7,948,224
Troy Cap Res Corp–RPI	5.00%		8/1/2021	A-		445	520,347
Troy Cap Res Corp–RPI	5.00%		8/1/2022	A-		1,000	1,195,030
Univ of North Carolina–Chapel Hill	1.101%	#	12/1/2041	AAA		25,000	25,048,500
Total							98,616,323

General Obligation 22.70%
CA State GO	1.13%	#	12/1/2031	AA-		2,000	2,000,000
CA State GO	1.39%	#	12/1/2028	AA-		8,000	8,000,000
CA State GO	5.00%		9/1/2018	AA-		7,500	8,084,025
CA State GO	5.00%		10/1/2018	AA-		6,600	7,141,794
CA State GO	5.00%		11/1/2018	AA-		12,150	13,188,703
CA State GO	5.00%		2/1/2019	AA-		14,750	16,150,807
CA State GO	5.00%		9/1/2020	AA-		10,000	11,544,900
CA State GO	5.00%		9/1/2022	AA-		11,000	13,383,040
CA State GO	5.50%		4/1/2019	AA-		8,715	9,706,331
CA State GO	6.00%		4/1/2019	AA-		2,500	2,811,775
Carmel Sch Bld Corp (AGM)	4.75%		7/15/2019	AA		6,105	6,167,698
Chicago GO	5.00%		1/1/2021	BBB+		6,355	6,742,591
Clackamas Co Sch Dist–North Clackamas	5.00%		6/15/2019	AA+		1,250	1,384,338
Cook Co GO	5.00%		11/15/2017	AA-		5,010	5,208,647
CT State GO	5.00%		2/15/2021	AA-		6,350	6,952,107
CT State GO	5.00%		8/15/2021	AA-		5,000	5,853,200
Dallas ISD PSF GTD	5.00%	#	2/15/2036	AAA		5,000	5,629,300

See Notes to Financial Statements.	27

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
Georgia GO	5.00%		2/1/2019	AAA	$10,000	$10,957,000
HI State GO	5.00%		4/1/2021	AA+	9,400	10,983,336
HI State GO	5.00%		11/1/2021	AA+	5,000	5,932,200
Houston GO	5.00%		3/1/2018	AA	7,365	7,786,794
Houston ISD PSF GTD	5.00%		2/15/2019	AAA	8,570	9,386,807
IL State GO	5.00%		7/1/2017	BBB+	6,000	6,164,400
IL State GO	5.00%		10/1/2017	BBB+	4,575	4,587,444
IL State GO	5.00%		2/1/2020	BBB+	575	624,559
IL State GO	5.00%		6/1/2020	BBB+	14,735	16,116,406
Kansas City GO	5.00%		10/1/2020	AA-	1,345	1,537,268
Katy ISD PSF GTD	5.00%		2/15/2019	AAA	1,310	1,435,184
Katy ISD PSF GTD	5.00%		2/15/2020	AAA	3,000	3,399,870
Los Angeles CCD	2.00%		8/1/2022	AA+	775	812,882
Los Angeles CCD	5.00%		8/1/2019	AA+	3,000	3,350,880
Los Angeles USD	5.00%		7/1/2018	Aa2	8,000	8,577,520
Miami Dade Co GO	4.25%		10/1/2017	AA	6,320	6,529,887
Miami Dade Co Sch Brd COP	5.00%		11/1/2019	A1	6,500	7,236,515
Nassau Co GO	5.00%		1/1/2021	A+	18,405	21,171,456
NJ State GO	5.00%		6/1/2019	A	13,400	14,711,994
Northside ISD PSF GTD	2.00%	#	6/1/2039	Aaa	1,000	1,021,900
Northside ISD PSF GTD	2.00%	#	8/1/2044	Aaa	5,285	5,407,876
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2018	AA	1,350	1,456,907
NY Dorm–Sch Dist Fin	5.00%		10/1/2021	A+	10,000	11,802,900
NYC GO	5.00%		8/1/2018	AA	10,000	10,726,000
NYC GO	5.00%		8/1/2019	AA	14,885	16,550,780
NYC GO	5.00%		8/1/2019	AA	5,585	6,210,017
NYC GO	5.00%		8/1/2021	AA	7,410	8,736,760
OH State GO	5.00%		9/15/2018	AA+	6,200	6,691,350
PA State GO	5.00%		7/1/2019	AA-	7,500	8,282,625
PA State GO	5.00%		8/15/2020	AA-	10,000	11,372,600
Pittsburgh PA Sch District	4.00%		9/1/2018	Aa3	7,090	7,487,678
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa1	7,050	7,613,154
RI State GO	5.00%		8/1/2017	AA	5,000	5,167,500
RI State GO	5.00%		8/1/2018	AA	5,000	5,365,850
Rockland Co GO	2.00%		3/16/2017	NR	6,000	6,025,380
San Francisco City & Co GO	5.00%		6/15/2018	AA+	8,725	9,346,569
South Carolina GO	5.00%		10/1/2022	Aaa	7,500	9,185,925

28	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
General Obligation (continued)
WA State GO	5.00%		2/1/2019	AA+		$5,640	$6,164,689
WA State GO	5.00%		2/1/2019	AA+		7,900	8,634,937
WA State GO	5.00%		8/1/2021	AA+		10,000	11,816,300
WI State GO	5.00%		5/1/2019	AA		5,025	5,544,937
WI State GO	5.00%		5/1/2019	AA		8,440	9,313,287
WI State GO	5.00%		5/1/2020	AA		7,110	8,113,577
WI State GO	5.00%		5/1/2021	AA		11,870	13,957,696
WI State GO	5.00%		11/1/2022	AA		5,000	6,109,450
Total							479,358,302

Health Care 11.38%
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		2,250	2,510,100
Ashland Med Ctr–Kings Daughters (SIFMA)	2.59%	#	2/1/2040	BBB		14,355	14,355,718
AZ Hlth Facs–Phoenix Childrens Hsp	2.69%	#	2/1/2048	BBB+		11,500	11,754,840
CA Hlth–Childrens Hsp Los Angeles	2.64%	#	7/1/2042	BBB+		9,250	9,268,685
CA Hlth–Packard Childrens Hsp	1.45%	#	8/15/2023	AA-		2,815	2,823,726
CA Hlth–Prov St Josephs	1.25%	#	10/1/2036	AA-		12,000	12,037,320
CA Hlth–St Joseph Hlth	5.00%	#	7/1/2034	AA-		1,800	2,180,772
CA Hlth–St Joseph Hlth	5.00%	#	7/1/2043	AA-		5,000	5,203,500
CA Hlth–St Joseph Hlth	5.00%	#	7/1/2043	AA-		5,000	5,587,050
CA Stwde–Fountainview Gonda	2.50%		8/1/2020	AA-		3,500	3,503,815
CA Stwde–LA Jewish Home	4.75%		8/1/2020	NR		1,150	1,150,989
Church Home of Hartford†	2.875%		9/1/2020	BB	(c)	500	504,395
CO Hlth Facs–Christian Living Nghbrhds(d)	4.00%		1/1/2021	NR		350	377,104
CT Hlth & Ed–Lawrence Mem Hsp	5.00%		7/1/2018	BBB+		2,705	2,877,444
CT Hlth & Ed–Lawrence Mem Hsp	5.00%		7/1/2019	BBB+		2,835	3,112,263
CT Hlth & Ed–Yale New Haven Hsp	0.901%	#	7/1/2049	AA-		10,000	9,928,700
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,429,362
Duluth EDA–St Lukes Hsp	4.75%		6/15/2022	NR		3,920	4,110,982
Fairfax Co IDA–Inova Hlth	5.00%		5/15/2022	AA+		8,160	9,847,488
Harris Co Cultural Ed–Baylor Clg / Med	5.00%		11/15/2019	A		1,660	1,852,577
Harris Co Cultural Ed–Baylor Clg / Med	5.00%		11/15/2020	A		1,850	2,123,134
Harris Co Cultural Ed–Baylor Clg / Med	5.00%		11/15/2021	A		1,350	1,585,980
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(c)	1,225	1,411,678
IL Fin Auth–Presence Health	5.00%		2/15/2021	BBB-		5,095	5,707,572
IL Fin Auth–Presence Health	5.00%		2/15/2022	BBB-		4,000	4,548,160
IL Fin Auth–Rush Univ Med	5.00%		11/15/2019	A+		1,000	1,117,320
IL Fin Auth–Rush Univ Med	5.00%		11/15/2020	A+		500	575,555

See Notes to Financial Statements.	29

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
IL Fin Auth–Rush Univ Med	5.00%		11/15/2021	A+		$695	$820,246
IN Hlth Facs–Ascension Hlth	1.60%	#	11/15/2036	NR		60	60,144
IN Hlth Facs–Ascension Hlth	1.60%	#	11/15/2036	AA+		11,440	11,464,138
Karnes Co Hsp Dist	4.00%		2/1/2019	BBB	(c)	1,530	1,584,667
Kaweah Delta Hlth Care Dist	5.00%		6/1/2017	A3		2,000	2,052,520
MA DFA–CareGroup	5.00%		7/1/2021	A-		5,000	5,839,950
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2019	BBB		3,000	3,313,320
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2020	BBB		3,000	3,414,360
MI Fin Auth–Beaumont Hlth	4.00%		8/1/2018	A1		1,500	1,581,045
MI Fin Auth–Beaumont Hlth	4.00%		8/1/2019	A1		3,000	3,225,420
MI Fin Auth–Beaumont Hlth	4.00%		8/1/2020	A1		2,300	2,526,274
MI Fin Auth–Henry Ford Hlth	5.00%		11/15/2021	A3		1,100	1,290,498
MI Fin Auth–Henry Ford Hlth	5.00%		11/15/2022	A3		1,750	2,091,688
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2019	Baa2		1,305	1,399,573
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2020	Baa2		1,235	1,358,969
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2021	Baa2		2,000	2,250,020
MS Equip Facs–MS Baptist Hlth	2.14%	#	8/15/2036	BBB+		7,000	7,025,480
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2018	BB+		1,000	1,038,690
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2019	BB+		1,450	1,538,740
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2020	BB+		1,305	1,410,822
NJ Hlth–AHS Hsp Corp(d)	5.00%		7/1/2021	AA-		2,000	2,337,800
NJ Hlth–AHS Hsp Corp(d)	5.00%		7/1/2022	AA-		2,500	2,991,300
NJ Hlth–Barnabas Hlth	5.00%		7/1/2019	A-		8,000	8,876,080
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2017	BB+		3,850	3,935,316
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2021	AA		900	1,043,550
Onondaga CDC–St Josephs Hsp	5.00%		7/1/2017	NR		5,000	5,156,600
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2017	BBB-		1,500	1,536,495
PR Indl Tourist–Hsp Auxilio Mutuo	5.00%		7/1/2017	BBB+		2,555	2,606,458
Rochester Hlth Care–Mayo Clinic	4.00%	#	11/15/2038	AA		5,500	5,843,805
San Buenaventura–Cmnty Mem Hlth	5.00%		12/1/2016	BB+		1,750	1,758,995
San Buenaventura–Cmnty Mem Hlth	5.25%		12/1/2017	BB+		1,750	1,818,898
San Buenaventura–Cmnty Mem Hlth	5.75%		12/1/2018	BB+		1,800	1,942,056
Sartell Hlth Care–Country Manor	4.00%		9/1/2020	NR		1,875	1,900,856
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB	(c)	3,750	4,095,975
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2019	BBB-		1,230	1,361,155
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2020	BBB-		1,255	1,424,099
St. Louis Ind Dev Auth–Nazareth	3.85%		8/15/2020	NR		300	300,396

30	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
St. Louis Ind Dev Auth–Nazareth	4.15%		8/15/2021	NR		$650	$650,852
Tarrant Co Cultural–Buckingham Sr Lvg	3.875%		11/15/2020	BB	(c)	1,240	1,255,165
Univ of Nebraska–Cancer Ctr	5.00%		2/15/2022	Aa1		5,000	5,980,750
WA Hsg–Herons Key†	4.375%		1/1/2021	NR		1,200	1,219,968
WI Hlth & Ed–Aurora Hlth	1.25%	#	8/15/2025	A2		5,500	5,509,405
Total							240,318,767

Housing 0.34%
CA Stwde–American Baptist	2.40%		10/1/2020	BBB+	(c)	1,250	1,250,850
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2019	Baa1		1,000	1,105,840
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2020	Baa1		575	655,489
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2021	Baa1		825	964,804
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2022	Baa1		1,000	1,191,220
Los Angeles Regl Fin Auth–Montecedro Prk	3.00%		11/15/2021	AA-		1,040	1,041,674
WA Hsg–Emerald Heights	4.00%		7/1/2018	A-	(c)	1,000	1,050,150
Total							7,260,027

Lease Obligations 5.70%
Broward Co Sch Brd COP	5.00%		7/1/2020	Aa3		7,350	8,350,702
Buncombe Co Ltd Oblig	5.00%		6/1/2019	AA+		800	884,536
Buncombe Co Ltd Oblig	5.00%		6/1/2020	AA+		750	855,960
CA Pub Wks–Dept Hsps	4.00%		6/1/2018	A+		4,790	5,034,242
CA Pub Wks–Dept of Correction	5.00%		1/1/2019	A+		4,000	4,365,440
CA Pub Wks–Dept of Correction	5.00%		1/1/2020	A+		5,000	5,651,150
CA Pub Wks–Various Cap Proj	5.00%		4/1/2018	A+		2,800	2,975,420
CA Pub Wks–Various Cap Proj	5.00%		11/1/2018	A+		2,000	2,169,260
Cuyahoga Co COP–Conv Hotel Proj	5.00%		12/1/2018	AA-		4,535	4,907,641
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2018	AA		3,000	3,195,000
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2021	Aa3		5,000	5,870,300
Los Angeles Co Pub Wks	5.00%		8/1/2019	AA		1,000	1,112,800
Los Angeles Mun Impt Corp	5.00%		3/1/2018	A+		5,000	5,293,600
Los Angeles Mun Impt Corp	5.00%		3/1/2019	A+		9,500	10,422,355
Los Angeles Mun Impt Corp	5.00%		11/1/2020	A+		5,405	6,246,829
Los Angeles USD COP	5.00%		10/1/2017	A+		3,000	3,122,640
Los Angeles USD COP	5.00%		10/1/2018	A+		3,000	3,241,290
NJ EDA–Sch Facs	5.00%		6/15/2019	A-		10,000	10,771,900
NJ EDA–Sch Facs (AMBAC)	5.50%		12/15/2019	A-		5,000	5,535,500
NJ Trans Trust Fund	5.00%		6/15/2019	A-		1,250	1,357,125

See Notes to Financial Statements.	31

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%		12/15/2016	AA-	$1,225	$1,235,952
Philadelphia Redev Auth	5.00%		4/15/2017	A+	1,135	1,159,073
Philadelphia Redev Auth	5.00%		4/15/2018	A+	1,670	1,767,344
San Diego Conv Ctr Fing Auth	4.00%		4/15/2017	AA-	1,250	1,271,288
San Diego Conv Ctr Fing Auth	4.00%		4/15/2018	AA-	2,100	2,201,514
San Francisco City & Co COP	5.00%		9/1/2017	AA	12,640	13,116,781
South Florida Wtr Mgt Dist COP	5.00%		10/1/2021	AA	1,235	1,454,385
South Florida Wtr Mgt Dist COP	5.00%		10/1/2022	AA	1,500	1,811,085
Twin Rivers USD COP (AGM)	3.20%	#	6/1/2027	AA	1,750	1,752,380
Twin Rivers USD COP (AGM)	3.20%	#	6/1/2035	AA	920	920,984
Twin Rivers USD COP (AGM)	3.20%	#	6/1/2041	AA	2,250	2,251,913
Total						120,306,389

Other Revenue 5.25%
Black Belt Energy–RBC	4.00%	#	7/1/2046	Aa3	13,000	14,440,140
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2020	Baa3	500	568,570
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2021	Baa3	1,105	1,288,198
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2022	Baa3	1,250	1,488,188
CA Infra & Econ Dev–Segerstrom Center	5.00%		7/1/2023	A-	5,725	6,984,099
CA Muni Fin Auth–Republic Svcs	0.60%	#	9/1/2021	BBB+	4,000	4,000,000
CA Sch Fin Auth–Ocean Charter†	6.00%		1/1/2019	NR	1,000	1,001,030
Farmington Poll Ctl–El Paso Elec	1.875%	#	6/1/2032	Baa1	5,000	5,031,650
FL Brd Ed–Lottery Rev	5.00%		7/1/2020	AAA	10,000	11,452,300
FL Brd Ed–Lottery Rev	5.00%		7/1/2021	AAA	5,000	5,877,700
FL Brd Ed–Lottery Rev	5.00%		7/1/2022	AAA	10,000	12,051,800
Florence Twn IDA–Legacy Trad Sch	4.00%		7/1/2018	BB-	210	213,872
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,661,675
Mission Edc–Sol Wst Disp	0.60%	#	1/1/2020	BBB+	5,000	4,999,900
NYC Cultural–MOMA	4.00%		2/1/2023	AA	5,000	5,866,500
NYC Cultural–Whitney Museum	5.00%		7/1/2017	A	6,175	6,358,150
PA Econ Dev–Unemployment Comp	5.00%		7/1/2019	Aaa	5,000	5,550,450
PA IDA–Economic Dev	5.00%		7/1/2018	A+	2,595	2,771,590
Phoenix IDA–Basis Schs†	3.00%		7/1/2020	BB	1,290	1,311,014
SC Transp Infra Bank	5.00%		10/1/2020	A1	6,470	7,438,430
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2022	A3	5,000	5,969,350
WA Eda–Waste Mgmt†	2.125%		6/1/2020	A-	1,500	1,533,375
Total						110,857,981

32	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Special Tax 1.53%
Brea Redev Agy	5.00%	8/1/2019	AA-	$2,000	$2,219,080
Brea Redev Agy	5.00%	8/1/2020	AA-	2,100	2,402,295
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2017	BBB+	2,000	2,062,980
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2018	BBB+	1,250	1,320,950
CT Spl Tax–Trans Infra	5.00%	9/1/2020	AA	6,500	7,447,635
CT Spl Tax–Trans Infra	5.00%	9/1/2021	AA	5,000	5,881,600
Emeryville Redev Agy	5.00%	9/1/2018	A+	1,875	2,019,169
Emeryville Redev Agy	5.00%	9/1/2019	A+	1,000	1,114,870
Pittsburg Redev Agy	5.00%	8/1/2018	A	2,500	2,681,500
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2021	AA	1,000	1,170,080
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2022	AA	3,370	4,008,985
Total					32,329,144

Tax Revenue 4.44%
Dallas Area Rapid Transit	5.00%	12/1/2018	AA+	2,500	2,714,375
Dallas Area Rapid Transit	5.00%	12/1/2019	AA+	2,000	2,245,200
FL Dept Env Protn–Florida Forever	5.00%	7/1/2021	AA-	7,610	8,945,859
FL Dept Env Protn–Florida Forever	5.00%	7/1/2022	AA-	3,410	4,113,858
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2018	AA+	7,000	7,529,760
MTA NY–Dedicated Tax	4.00%	11/15/2018	AA	4,415	4,703,432
NJ EDA–Cigarette Tax	5.00%	6/15/2017	BBB+	3,000	3,077,910
NJ EDA–Cigarette Tax	5.00%	6/15/2018	BBB+	8,500	8,970,730
NM State Severance Tax	4.00%	7/1/2021	Aa2	5,000	5,655,300
NM State Severance Tax	5.00%	7/1/2021	Aa2	9,910	11,664,566
NY UDC–PIT	5.00%	3/15/2018	AAA	10,000	10,593,000
Phoenix Civic Impt Corp–Light Rail Proj	5.00%	7/1/2019	AA	4,670	5,178,750
Phoenix Civic Impt Corp–Water Sys	5.00%	7/1/2019	AAA	6,355	7,063,773
Phoenix Excise Tax	5.00%	7/1/2019	AA+	2,615	2,895,354
TX Trsp Commn	5.00%	4/1/2022	AAA	5,000	6,009,300
UT Trans Auth	1.35%	6/15/2017	A+	2,500	2,502,950
Total					93,864,117

Tobacco 1.68%
Golden St Tobacco	5.00%	6/1/2020	A+	5,300	6,061,080
Inland Empire Tobacco	4.625%	6/1/2021	NR	1,915	1,927,275
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2021	A	4,020	4,697,330
Tobacco Settlement Auth WA	5.00%	6/1/2017	A	2,000	2,053,720
Tobacco Settlement Auth WA	5.00%	6/1/2018	A	2,000	2,131,680

See Notes to Financial Statements.	33

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Tobacco (continued)
Tobacco Settlement Auth WA	5.00%		6/1/2019	A	$4,990	$5,496,485
Tobacco Settlement Fin Corp LA	5.00%		5/15/2017	A	2,000	2,046,480
Tobacco Settlement Fin Corp NJ	4.50%		6/1/2023	Baa3	4,875	4,962,214
Tobacco Settlement Fin Corp NY	5.00%		6/1/2017	AA	5,850	6,004,791
Total						35,381,055

Transportation 12.41%
Alameda Corridor Trsp Auth	5.00%		10/1/2019	A-	1,000	1,116,240
Bay Area Toll Auth	1.50%	#	4/1/2047	AA	5,000	5,029,450
Bay Area Toll Auth	1.54%	#	4/1/2047	AA	8,000	8,045,600
Bay Area Toll Auth	1.875%	#	4/1/2034	AA	15,000	15,274,200
Bay Area Toll Auth Rmkt	1.233%	#	4/1/2045	AA	15,000	15,004,950
Central TX Mobility Auth	5.00%	#	1/1/2045	BBB+	5,000	5,622,200
Central TX Tpk	5.00%	#	8/15/2042	A-	8,000	9,012,240
Chicago O’Hare Arpt	5.00%		1/1/2021	A	1,500	1,728,150
Clark Co Arpt–McCarran Arpt	5.00%		7/1/2018	A+	8,500	9,081,485
Clark Co PFC–McCarran Arpt	5.25%		7/1/2018	A+	7,090	7,611,895
Cleveland Arpt (AGM)	5.00%		1/1/2021	AA	450	515,039
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA	455	534,184
Cleveland Arpt (AGM)	5.00%		1/1/2023	AA	1,000	1,197,150
E470 Pub Hwy Auth	5.00%		9/1/2019	A3	1,000	1,106,060
Fairfax Co EDA–Silver Line Phase I	5.00%		4/1/2017	Aa1	2,000	2,041,000
FL Tpk Auth–Dept Trans	5.00%		7/1/2020	Aa2	6,075	6,926,047
Foothill / Eastern Corridor Toll Rd	5.00%	#	1/15/2053	BBB-	7,500	7,715,700
Houston Arpt	5.00%		7/1/2017	A+	1,500	1,544,265
IL Toll Hwy Auth	5.00%		12/1/2017	AA-	5,000	5,230,900
IL Toll Hwy Auth	5.00%		12/1/2019	AA-	7,500	8,402,100
KY Pub Trsp Auth–Downtown Crossing	5.00%		7/1/2017	Baa3	8,000	8,234,880
Long Beach Harbor	5.00%		11/15/2018	AA	7,500	8,153,100
Los Angeles Dept Arpts–LAX	4.00%		5/15/2020	AA-	225	248,373
MD Dept Trans	5.00%		12/15/2021	AAA	10,000	11,963,600
Minneapolis / St Paul Met Arpts(d)	5.00%		1/1/2021	A+	2,700	3,131,244
MTA NY	0.701%	#	11/1/2041	AA-	20,000	19,948,200
MTA NY	1.191%	#	11/1/2030	AA-	7,340	7,352,405
MTA NY	5.00%		11/15/2018	AA-	3,235	3,510,298
MTA NY (AGM)	1.053%	#	11/1/2022	AA	15,475	15,458,952
NC State GARVEE	4.00%	#	3/1/2023	AA	8,000	8,208,400
NJ Tpk Auth	5.00%		1/1/2020	A+	5,000	5,628,950

34	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
North TX Twy Auth	5.00%		1/1/2020	A1	$2,500	$2,810,200
NY Twy Auth	5.00%		1/1/2018	A	1,250	1,313,625
NY Twy Auth	5.00%		5/1/2019	A-	15,725	17,305,520
NY Twy Auth	5.00%		1/1/2020	A	2,000	2,254,300
NY Twy Auth–Hwy & Brdg	5.00%		4/1/2018	AA	3,405	3,611,513
OH Infrastructure	5.00%		12/15/2019	AA	2,500	2,813,600
OH Infrastructure	5.00%		12/15/2019	AA	6,000	6,752,640
Orlando & Orange Co Expwy Auth	5.00%		7/1/2018	A	4,000	4,273,640
Southeastern PA Transp Auth GARVEE	5.00%		6/1/2017	AA-	1,425	1,461,936
Southeastern PA Transp Auth GARVEE	5.00%		6/1/2018	AA-	1,280	1,360,781
St Louis Arpt–Lambert Intl Arpt	5.00%		7/1/2018	A-	1,530	1,632,739
Triborough Brdg & Tunl Auth	5.00%		11/15/2018	AA-	3,750	4,069,950
Triborough Brdg & Tunl Auth	5.00%		11/15/2021	AA-	5,000	5,955,550
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	AA-	1,650	2,005,261
Total						262,198,512

Utilities 13.51%
Amr Muni Pwr–Fremont Energy	5.00%		2/15/2017	A1	1,000	1,014,740
Amr Muni Pwr–Fremont Energy	5.00%		2/15/2018	A1	2,900	3,059,239
Atlanta Wtr & Wastewtr	5.00%		11/1/2018	AA-	2,500	2,709,400
Atlanta Wtr & Wastewtr (NPFGC)(FGIC)	5.50%		11/1/2018	AA-	4,425	4,840,950
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2019	NR	205	230,748
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2019	AAA	8,515	9,615,734
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2020	NR	240	278,765
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2020	AAA	12,400	14,463,484
Chicago Wastewater	5.00%		1/1/2021	A	1,000	1,126,520
Chicago Wastewater	5.00%		1/1/2022	A	2,000	2,292,660
CO Public Auth–ML	5.75%		11/15/2018	BBB+	4,500	4,746,375
Detroit Water	5.00%		7/1/2021	A-	420	483,252
Detroit Water	5.00%		7/1/2022	A-	500	587,750
E Baton Rouge Swr Comm	0.866%	#	2/1/2046	AA-	7,205	7,177,045
Farmington Poll Ctl–NM Pub Svc	1.875%	#	4/1/2033	BBB+	4,000	4,007,600
Farmington Poll Ctl–NM Pub Svc	1.875%	#	4/1/2033	BBB+	4,500	4,508,550
Floyd Co Dev–GA Power	2.35%	#	7/1/2022	A3	1,500	1,537,350
Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA	1,000	1,113,840
Houston Util Sys	5.00%		11/15/2018	AA	1,750	1,897,770
Houston Util Sys	5.00%		11/15/2019	AA	2,485	2,787,897
Houston Util Sys	5.00%		5/15/2020	AA	5,000	5,694,150

See Notes to Financial Statements.	35

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Utilities (continued)
Houston Util Sys (SIFMA)	1.59%	#	5/15/2034	AA	$23,000	$22,963,660
IL Fin Auth–Peoples Gas	1.875%	#	2/1/2033	Aa3	6,500	6,587,750
Intermountain Pwr Agy	5.00%		7/1/2018	A+	2,400	2,566,344
Intermountain Pwr Agy	5.00%		7/1/2019	A+	2,350	2,601,285
JEA Elec Sys	5.00%		10/1/2020	Aa3	4,490	5,152,589
JEA Elec Sys	5.00%		10/1/2020	Aa3	3,620	4,154,203
Lakeland Energy	1.59%	#	10/1/2017	AA	17,000	17,009,860
Long Island Power Auth	1.016%	#	5/1/2033	A-	10,000	9,978,100
Maricopa Co Poll Ctl–NM Pub Svc	2.40%	#	6/1/2043	BBB+	7,500	7,701,375
MEAG–Proj 1	5.00%		1/1/2018	A	3,145	3,302,250
MEAG–Proj 1	5.00%		1/1/2021	A	7,000	8,108,590
Met Govt Nashville Water & Sewer	5.00%		7/1/2018	A+	4,415	4,720,209
Mgag–Gas Port IV Proj	5.00%		10/1/2019	AA-	5,500	6,130,685
MI Strat Fund–Detroit Edison	1.45%	#	9/1/2030	Aa3	2,000	1,998,100
MO Joint Muni Elec Util Commn	5.00%		1/1/2020	A2	2,000	2,242,720
Modesto Irrigation Dist	5.00%		10/1/2019	A+	2,500	2,797,675
Modesto Irrigation Dist	5.00%		10/1/2020	A+	2,250	2,601,068
Modesto Irrigation Dist	5.00%		10/1/2021	A+	1,605	1,908,056
New Orleans Sewer	5.00%		6/1/2018	A	1,000	1,063,620
OH Air Quality–Firstenergy	3.75%	#	12/1/2023	Ba2	11,000	10,614,340
OH Air Quality–FirstEnergy	5.625%		6/1/2018	Baa2	2,000	2,049,840
PA Econ Dev–Waste Mgmt	1.50%	#	11/1/2021	A-	3,000	3,002,010
Peninsula Ports Auth–Dominion(d)	1.55%	#	10/1/2033	BBB	3,000	3,002,610
Philadelphia Gas Works	5.00%		8/1/2019	A	7,500	8,308,275
Philadelphia Gas Works	5.00%		8/1/2020	A	2,000	2,278,240
Philadelphia Water & Wastewater	5.00%		7/1/2019	A1	2,390	2,641,452
Philadelphia Water & Wastewater	5.00%		7/1/2020	A1	4,500	5,133,960
Portland Sewer Sys	5.00%		10/1/2022	AA	5,000	6,081,900
PR Elec Pwr Auth	5.25%		7/1/2018	Caa3	2,000	1,355,100
Rockport Poll Ctl–IN/MI Pwr Co	1.75%	#	6/1/2025	BBB+	5,590	5,631,031
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A3	4,350	5,101,071
San Diego Water	5.00%		8/1/2020	Aa3	7,000	8,075,830
SC Pub Svc Auth–Santee Cooper	5.00%		12/1/2021	AA-	5,125	6,078,762
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2019	AA	1,750	1,949,413
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2020	AA	1,000	1,148,680
TEAC–Goldman Sachs	5.25%		9/1/2018	A3	5,755	6,201,818

36	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Utilities (continued)
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2018	A3	$3,000	$3,262,530
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2019	A3	1,000	1,120,730
Western Muni Water Dist	1.50%	#	10/1/2039	AA+	5,000	5,093,350
Wise Co IDA–VA Elec & Pwr Co	2.15%	#	10/1/2040	A2	5,425	5,579,070
York Co EDA–VA Elec & Pwr Co	1.875%	#	5/1/2033	A2	3,750	3,820,762
Total						285,292,732
Total Municipal Bonds (cost $1,860,339,886)						1,882,680,967

		Interest
		Rate	Final
	Interest	Reset	Maturity
Investments	Rate#	Date(f)	Date
SHORT-TERM INVESTMENTS 10.63%

Variable Rate Demand Notes 10.63%

Corporate-Backed 4.48%
MS Bus Fin Corp–Grand Alliance	1.05%	10/6/2016	1/1/2033	BBB+	11,225	11,225,000
Port Arthur Nav Dist–Motiva	0.93%	10/3/2016	4/1/2040	A2	5,300	5,300,000
Port Arthur Nav Dist–Motiva	0.93%	10/3/2016	12/1/2039	A2	13,670	13,670,000
Port Arthur Nav Dist–Motiva	0.93%	10/3/2016	11/1/2040	A2	7,650	7,650,000
Port Arthur Nav Dist–Motiva	0.93%	10/3/2016	4/1/2040	A2	5,900	5,900,000
Port Arthur Nav Dist–Motiva	0.94%	10/3/2016	12/1/2039	A2	2,810	2,810,000
Port Arthur Nav Dist–Motiva	0.94%	10/3/2016	11/1/2040	A2	11,100	11,100,000
Port Arthur Nav Dist–Motiva	0.94%	10/3/2016	12/1/2039	A2	16,900	16,900,000
St James Parish–Nucor Steel	1.02%	10/5/2016	11/1/2040	A-	20,000	20,000,000
Total						94,555,000

Education 0.22%
Met Govt Nashville
H & E–Fisk Univ	1.05%	10/6/2016	12/1/2020	NR	4,735	4,735,000

General Obligation 0.55%
NYC GO	0.86%	10/3/2016	6/1/2044	AA	7,400	7,400,000
NYC GO	0.86%	10/3/2016	8/1/2038	AA	4,200	4,200,000
Total						11,600,000

See Notes to Financial Statements.	37

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2016

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(f)	Date	Moody’s(a)	(000)	Value
Health Care 1.30%
AR DFA–Baptist Mem Hlth	0.75%	10/3/2016	9/1/2044	A-	$20,002	$20,002,000
NJ Hlth–Christian Hlth Care Ctr	1.13%	10/6/2016	7/1/2038	A-	7,365	7,365,000
Total						27,367,000

Lease Obligations 1.35%
Palm Beach Co Sch Brd COP	1.12%	10/3/2016	8/1/2029	BBB	28,500	28,500,000

Money Market Securities 0.83%
NYC GO (AGM)	0.96%	10/3/2016	11/1/2026	AA	17,500	17,500,000

Other Revenue 0.57%
Pima Co IDA–Clark Co Detention†	1.12%	10/6/2016	9/1/2033	AA-	5,500	5,500,000
WI Hlth & Ed–Maranatha Baptist	1.59%	10/6/2016	8/1/2026	BBB+	6,500	6,500,000
Total						12,000,000

Utilities 1.33%
NYC Muni Water	0.96%	10/3/2016	6/15/2032	AA+	17,300	17,300,000
St Lucie Co PCR–FL Pwr & Lt Co	0.89%	10/3/2016	9/1/2028	Aa2	10,900	10,900,000
Total						28,200,000
Total Short-Term Investments (cost $224,457,000)						224,457,000
Total Investments in Securities 99.77% (cost $2,084,796,886)						2,107,137,967
Cash and Other Assets in Excess of Liabilities 0.23%						4,904,151
Net Assets 100.00%						$2,112,042,118

Note: See Footnotes to Schedules of Investments on page 155 of this report.

38	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION TAX FREE FUND September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds
General Obligation	$–	$471,745,148	$7,613,154(4)	$479,358,302
Remaining Industries	–	1,403,322,665	–	1,403,322,665
Variable Rate Demand Notes	–	224,457,000	–	224,457,000
Total	$–	$2,099,524,813	$7,613,154	$2,107,137,967

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2015	$–
Accrued discounts/premiums	(1,278)
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	(49,623)
Purchases	–
Sales	–
Net transfers in or out of Level 3	7,664,055
Balance as of September 30, 2016	$7,613,154

See Notes to Financial Statements.	39

Schedule of Investments

INTERMEDIATE TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
MUNICIPAL BONDS 98.89%

Corporate-Backed 6.14%
AL IDA–Office Max Rmkt AMT	6.45%		12/1/2023	B3	$2,300	$2,303,818
Allegheny Co IDA–US Steel	6.50%		5/1/2017	B	3,315	3,353,951
Babylon IDA–Covanta	5.00%		1/1/2019	AA	4,000	4,343,080
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR	3,600	4,084,200
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	550	625,015
Burke Co Dev–Oglethorpe Power	2.40%	#	1/1/2040	A	4,000	4,108,160
CA Poll Ctl–Waste Mgmt AMT	3.00%		11/1/2025	A-	9,850	10,486,408
Citizens Property Insurance Corp	5.00%		6/1/2022	A+	12,500	14,840,000
Citizens Property Insurance Corp	5.25%		6/1/2017	A+	7,000	7,202,230
Farmington Poll Ctl–NM Pub Svc	4.75%	#	6/1/2040	BBB+	5,000	5,098,250
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,750	2,012,395
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	2,980	3,222,483
Gulf Coast IDA–CITGO AMT	4.875%		5/1/2025	B+	4,900	5,225,703
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B+	7,280	7,550,306
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B+	10,000	10,783,500
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B+	4,195	4,342,790
IN Fin Auth–US Steel	6.00%		12/1/2019	B	3,145	3,178,935
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2026	A1	9,425	11,530,545
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2027	A1	8,300	10,070,058
JFK IAT–American Airlines AMT	5.00%		8/1/2026	BB-	11,750	13,033,922
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA	2,000	2,382,940
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB	6,780	8,056,810
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	Baa1	1,800	2,061,846
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2022	NR	1,500	1,503,885
Martin Co IDA–Indiantown Cogen AMT	4.20%		12/15/2025	Ba1	6,000	6,318,540
Matagorda Co Nav Dist–AEP TX Central	4.00%		6/1/2030	BBB+	8,000	8,640,080
MD EDC–Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR	2,570	1,542,000
Nez Perce CO Poll Ctl–Potlatch	2.75%		10/1/2024	Ba1	7,500	7,500,000
Niagara Area Dev Corp–Covanta†	4.00%		11/1/2024	Ba2	6,420	6,519,767
NJ EDA–Continental Airlines AMT	4.875%		9/15/2019	BB-	2,405	2,552,042
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB-	6,725	7,510,682
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB-	13,820	15,448,411
NY Energy–Con Ed (XLCA)	1.365%	#	5/1/2032	A2	10,000	9,247,720
NY Energy–NY State Elec & Gas	2.00%	#	6/1/2029	A-	9,000	9,200,160
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	4,015	4,319,738
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB	1,000	1,140,880

40	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Corporate-Backed (continued)
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	$3,500	$3,911,355
OH Wtr Dev Auth–FirstEnergy	4.00%	#	12/1/2033	Ba2	1,000	928,220
OK DFA–Waste Mgmt	2.375%		12/1/2021	A-	1,665	1,759,938
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,715	7,349,097
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-	7,710	8,834,966
St Charles Parish–Valero Energy	4.00%	#	12/1/2040	BBB	10,500	11,694,795
Tulsa Mun Arpt–American Airlines AMT	5.00%	#	6/1/2035	BB-	5,000	5,848,500
Valdez Marine Term–BP	5.00%		1/1/2021	A2	10,000	11,471,900
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	1,430	1,671,884
Valparaiso Facs–Pratt Paper AMT	6.75%		1/1/2034	NR	5,000	6,218,950
West Pace Coop Dist(e)	9.125%		5/1/2039	NR	4,900	3,243,751
Whiting Env Facs–BP AMT	5.00%	#	11/1/2045	A2	6,855	8,068,198
Whiting Env Facs–BP Rmkt	5.25%		1/1/2021	A2	5,000	5,776,050
WI PFA–TRIPS AMT	5.25%		7/1/2028	BBB	3,750	4,302,300
WI Pub Fin Auth–Celanese AMT	4.30%		11/1/2030	BBB-	2,125	2,301,779
Total						304,722,933

Education 4.97%
AZ Brd Regents COP–Univ of AZ	5.00%		6/1/2021	Aa3	6,745	7,915,460
CA Fin Auth–Biola Univ	5.00%		10/1/2028	Baa1	420	490,463
CA Fin Auth–Biola Univ	5.00%		10/1/2030	Baa1	430	500,937
CA Fin Auth–Biola Univ	5.625%		10/1/2023	Baa1	1,015	1,087,024
CA State Univ Sys	5.00%		11/1/2024	Aa2	5,000	5,951,250
CA State Univ Sys	5.00%		11/1/2026	Aa2	2,750	3,555,420
Clemson Univ	5.00%		5/1/2027	Aa2	5,700	7,326,096
Cleveland State Univ	5.00%		6/1/2024	A+	1,775	2,079,182
Clifton Higher Ed–Intl Ldrshp Sch	5.125%		8/15/2030	NR	3,500	3,840,445
CT Hlth & Ed–Quinnipiac Univ	5.00%		7/1/2033	A-	8,230	9,771,891
Cuyahoga CCD	5.00%		8/1/2020	Aa2	1,800	2,034,036
Fulton Co Dev–GA Tech Athletic Assoc	5.00%		10/1/2022	A2	7,480	8,936,281
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2020	Baa3	1,000	1,003,000
IL Fin Auth–IL Inst of Tech	6.50%		2/1/2023	Baa3	2,000	2,192,140
IL Fin Auth–Loyola Univ Chicago	5.00%		7/1/2025	A	8,620	10,071,263
IL Fin Auth–Noble Chtr Sch	5.00%		9/1/2025	BBB	1,500	1,768,635
MA DFA–Boston Med Ctr	5.00%		7/1/2021	BBB	2,855	3,301,893
MA DFA–Emerson Clg	5.00%		1/1/2026	BBB+	5,135	6,212,837
MA DFA–Emerson Clg	5.00%		1/1/2027	BBB+	2,700	3,246,453
MA DFA–Emerson Clg	5.00%		1/1/2028	BBB+	1,810	2,161,321

See Notes to Financial Statements.	41

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Education (continued)
MA DFA–Emmanuel College	5.00%		10/1/2032	Baa2	$5,000	$5,967,150
MA Hlth & Ed–Harvard Univ	5.25%		11/15/2019	AAA	2,850	3,119,981
Marietta Dev Auth–Life Univ	6.25%		6/15/2020	Ba3	1,450	1,540,089
NC Cap Facs–High Point Univ	5.00%		5/1/2032	BBB+	2,500	2,823,775
NH Hlth & Ed–Univ Sys of NH	5.50%		7/1/2020	AA-	1,890	2,122,470
NJ Ed Facs–Montclair State Univ	5.00%		7/1/2025	A1	410	512,258
NJ Ed Facs–Montclair State Univ	5.00%		7/1/2027	A1	3,560	4,450,676
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2026	A-	5,000	6,165,500
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2027	A-	10,000	12,241,400
NY Dorm–Pace Univ	5.00%		5/1/2021	BB+	1,845	2,096,049
NY Dorm–Pace Univ	5.00%		5/1/2023	NR	20	24,407
NY Dorm–Pace Univ	5.00%		5/1/2023	BB+	980	1,147,698
NY Dorm–Pace Univ	5.00%		5/1/2026	NR	20	24,407
NY Dorm–Pace Univ	5.00%		5/1/2026	BB+	980	1,139,877
NY Dorm–SUNY	5.00%		7/1/2026	Aa3	2,000	2,520,860
NY Dorm–SUNY	5.00%		7/1/2027	Aa3	4,880	6,110,492
NY Dorm–SUNY	5.00%		7/1/2027	Aa3	500	626,995
NY Dorm–SUNY	5.00%		7/1/2028	Aa3	4,110	5,105,154
NY Dorm–SUNY	5.00%		7/1/2029	Aa3	2,750	3,400,925
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2029	Baa1	1,500	1,790,805
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2031	Baa1	1,360	1,608,214
Texas A&M Univ	5.00%		7/1/2021	AAA	7,870	9,291,322
Troy Cap Res Corp–RPI	5.00%		8/1/2024	A-	1,000	1,232,490
Troy Cap Res Corp–RPI	5.00%		8/1/2025	A-	2,630	3,279,610
Troy Cap Res Corp–RPI	5.00%		8/1/2026	A-	1,000	1,250,100
Troy Cap Res Corp–RPI	5.00%		8/1/2027	A-	1,600	1,984,816
TX Univ Sys	5.25%		3/15/2019	Aa2	5,000	5,312,150
Univ California	5.00%		5/15/2026	AA	15,000	18,612,150
Univ California	5.00%	#	5/15/2048	AA	10,000	12,415,300
Univ of North Carolina–Chapel Hill	1.101%	#	12/1/2041	AAA	15,000	15,029,100
Univ of North Carolina–Wilmington	5.00%		6/1/2021	A1	1,950	2,261,474
Univ of North Carolina–Wilmington	5.00%		6/1/2023	A1	2,435	2,945,400
Univ of North Carolina–Wilmington	5.00%		6/1/2024	A1	2,560	3,139,251
Univ of Texas	5.00%		8/15/2026	AAA	5,400	7,028,532
Univ of Toledo	5.00%		6/1/2019	A1	2,800	3,080,336
UT Brd Regents–Univ UT	5.00%		8/1/2021	AA+	2,400	2,840,856
UT Brd Regents–Univ UT	5.00%		8/1/2022	AA+	3,500	4,254,495

42	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Education (continued)
Western MI Univ (AG)	5.25%		11/15/2020	AA	$3,980	$4,311,494
Total						246,254,085

General Obligation 21.75%
Bellwood GO	5.875%		12/1/2027	A	5,000	5,966,500
Bellwood GO	6.15%		12/1/2032	A	3,770	4,498,213
CA State GO	1.13%	#	12/1/2031	AA-	5,000	5,000,000
CA State GO	1.39%	#	12/1/2028	AA-	5,000	5,000,000
CA State GO	5.00%		9/1/2021	AA-	13,685	16,248,474
CA State GO	5.00%		9/1/2021	AA-	15,500	18,403,460
CA State GO	5.00%		2/1/2022	AA-	20,000	23,986,800
CA State GO	5.00%		9/1/2022	AA-	5,580	6,788,851
CA State GO	5.00%		9/1/2022	AA-	20,000	24,332,800
CA State GO	5.00%		9/1/2023	AA-	6,100	7,576,871
CA State GO	5.00%		3/1/2025	AA-	7,000	8,940,680
CA State GO	5.00%		10/1/2027	AA-	10,000	12,218,600
CA State GO	5.00%		9/1/2029	AA-	5,000	5,939,200
CA State GO	5.00%		9/1/2030	AA-	10,000	12,519,300
CA State GO	5.25%		10/1/2020	AA-	10,120	11,437,826
CA State GO	5.25%		3/1/2022	AA-	6,320	7,253,717
CA State GO	5.25%		9/1/2024	AA-	10,000	12,061,500
Carmel IN–Bond Bank	5.00%		7/15/2026	AA+	2,185	2,786,749
Carmel IN–Bond Bank	5.00%		7/15/2027	AA+	2,305	2,925,667
Chabot/Las Positas CCD	5.00%		8/1/2023	Aa2	3,000	3,742,320
Chicago Brd Ed	5.00%		12/1/2022	B+	13,200	12,672,000
Chicago Brd Ed	5.00%		12/1/2031	B+	3,100	2,875,560
Chicago Brd Ed	9.00%		3/1/2026	B+	11,000	11,093,500
Chicago GO	5.00%		1/1/2022	BBB+	7,770	8,330,761
Chicago GO	5.00%		1/1/2024	BBB+	15,000	16,188,000
Chicago GO	5.00%		1/1/2025	BBB+	7,000	7,589,050
Chicago GO	5.125%		1/1/2027	BBB+	3,000	3,239,100
Chicago GO	5.25%		1/1/2028	BBB+	3,845	4,154,061
Chicago Met Water Reclmtn Dist	5.00%		12/1/2027	AA+	7,050	8,933,055
Clackamas Co Sch Dist–North Clackamas	5.00%		6/15/2025	AA+	1,450	1,819,866
Clark Co GO	5.00%		11/1/2027	Aa1	10,775	13,463,686
Clark CO Sch Dist	5.00%		6/15/2027	AA-	6,500	8,136,310
Columbus GO	4.00%		8/15/2027	AAA	10,355	12,240,853
Cook Co GO	5.00%		11/15/2020	AA-	5,000	5,652,400

See Notes to Financial Statements.	43

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
General Obligation (continued)
Cook Co GO	5.00%		11/15/2021	AA-	$5,000	$5,764,650
Cook Co GO	5.00%		11/15/2025	AA-	6,000	6,896,400
Cook CO GO	5.25%		11/15/2023	AA-	10,510	12,100,794
CT State GO	5.00%		5/15/2021	AA-	12,645	14,713,722
CT State GO	5.00%		8/15/2027	AA-	10,330	12,974,996
Dallas ISD PSF GTD	5.00%	#	2/15/2036	AAA	17,500	20,762,525
DC GO (BHAC)	5.00%		6/1/2021	AA+	3,500	3,740,660
Detroit–State Aid GO	4.50%		11/1/2023	AA	13,105	13,692,759
Detroit–State Aid GO	5.00%		11/1/2018	AA	3,320	3,475,608
Eaton Area Pk & Rec Dist	5.50%		12/1/2030	NR	240	265,661
FL Brd Ed	5.00%		6/1/2023	AAA	5,000	6,075,500
Florida St Dept Trans	5.00%		7/1/2021	AAA	7,760	9,141,746
Fresno USD (NPFGC)(FGIC)	5.25%		2/1/2024	AA-	3,285	4,084,635
Gwinnett Co Dev–Gwinnett Co Pub Sch COP (NPFGC)(FGIC)	5.25%		1/1/2020	AA+	5,000	5,653,250
Hawaii GO	5.00%		4/1/2024	AA+	13,610	16,994,126
HI State GO	5.00%		8/1/2026	AA+	7,590	9,562,793
Houston GO	5.00%		3/1/2023	AA	4,000	4,865,560
Houston GO	5.00%		3/1/2024	AA	2,000	2,474,660
IL State GO	5.00%		1/1/2020	BBB+	9,185	9,960,490
IL State GO	5.00%		2/1/2020	BBB+	2,175	2,362,463
IL State GO	5.00%		1/1/2022	BBB+	19,040	21,283,674
IL State GO	5.00%		7/1/2022	BBB+	6,500	7,315,360
IL State GO	5.00%		8/1/2022	BBB+	21,000	23,657,760
IL State GO	5.00%		8/1/2023	BBB+	5,350	6,079,686
IL State GO	5.00%		6/1/2024	BBB+	10,000	11,446,800
IL State GO	5.00%		8/1/2024	BBB+	14,565	16,183,900
IL State GO	5.00%		1/1/2032	BBB+	19,200	21,279,744
IL State GO	5.25%		7/1/2030	BBB+	5,430	6,040,549
LA State GO	5.00%		8/1/2025	AA	8,660	10,723,245
LA State GO	5.00%		5/1/2028	AA	11,180	13,671,910
Los Angeles CCD	4.00%		8/1/2027	AA+	700	845,761
Los Angeles CCD	5.00%		8/1/2024	AA+	7,250	9,201,845
Los Angeles GO	5.00%		9/1/2021	Aa2	5,180	6,172,177
Los Angeles USD (NPFGC)(FGIC)	4.50%		7/1/2025	Aa2	6,290	6,463,856
Lubbock GO	5.00%		2/15/2026	AA+	11,810	14,731,085
Luzerne Co GO (AGM)	5.00%		11/15/2022	AA	2,250	2,593,058

44	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
General Obligation (continued)
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	$2,500	$2,917,200
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,707,480
MA State GO	5.00%	8/1/2023	AA+	9,950	11,741,796
MA State GO	5.00%	4/1/2024	AA+	7,500	8,795,625
MA State GO	5.00%	8/1/2024	AA+	5,000	6,312,250
MA State GO	5.00%	9/1/2024	AA+	1,505	1,832,970
Maryland State GO	4.00%	6/1/2027	AAA	10,000	11,722,600
Miami Dade Co GO	5.25%	7/1/2019	AA	3,225	3,467,617
MN State GO	5.00%	8/1/2027	AA+	10,000	13,068,200
MN State GO	5.00%	8/1/2028	AA+	5,570	7,220,280
Montgomery Co GO	5.00%	11/1/2023	AAA	8,475	10,632,735
Nassau Co GO	5.00%	1/1/2025	A+	6,515	8,076,385
NV State GO	5.00%	11/1/2026	AA	7,500	9,432,375
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2021	AA	1,500	1,772,820
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	3,078,500
NY Dorm–Sch Dist Fin	5.00%	10/1/2022	A+	15,000	18,139,650
NYC GO	5.00%	10/1/2021	AA	6,000	7,107,240
NYC GO	5.00%	8/1/2022	AA	10,010	11,838,427
NYC GO	5.00%	8/1/2024	AA	15,000	18,873,600
NYC GO	5.00%	8/1/2025	AA	12,000	14,774,880
NYC GO	5.00%	8/1/2026	AA	5,235	6,236,717
PA State GO	5.00%	9/15/2025	AA-	20,000	25,077,600
Peralta CCD	5.00%	8/1/2021	AA-	3,000	3,551,070
Pittsburgh PA Sch District	4.00%	9/1/2019	Aa3	5,900	6,343,975
PR Comwlth GO(e)	5.00%	7/1/2027	Caa3	4,500	2,733,750
PR Comwlth GO(e)	5.00%	7/1/2033	Caa3	5,035	3,058,763
PR Comwlth GO(e)	5.00%	7/1/2041	Caa3	13,245	8,046,337
PR Comwlth GO(e)	5.25%	7/1/2016	CC	5,000	3,093,750
PR Comwlth GO(e)	5.25%	7/1/2026	Caa3	3,515	2,161,725
PR Comwlth GO(e)	5.25%	7/1/2032	Caa3	1,700	1,051,875
PR Comwlth GO(e)	5.375%	7/1/2030	Caa3	10,110	6,242,925
PR Comwlth GO(e)	5.375%	7/1/2033	Caa3	1,075	663,813
PR Comwlth GO(e)	5.50%	7/1/2026	Caa3	12,500	7,765,625
PR Comwlth GO(e)	5.50%	7/1/2039	Caa3	5,605	3,482,106
PR Comwlth GO(e)	5.75%	7/1/2028	Caa3	5,125	3,215,937
PR Comwlth GO(e)	5.75%	7/1/2041	Caa3	4,430	2,768,750
PR Comwlth GO(e)	8.00%	7/1/2035	Caa3	13,240	8,688,750

See Notes to Financial Statements.	45

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
General Obligation (continued)
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA		$855	$913,986
PR Comwlth GO (AMBAC)	5.50%		7/1/2019	Caa3		550	571,890
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Caa3		1,620	1,620,065
PR Pub Bldg Auth GTD	5.25%		7/1/2029	Caa3		2,040	1,208,700
PR Pub Bldg Auth GTD	5.75%		7/1/2022	Caa3		6,805	4,122,741
PR Pub Bldg Auth GTD (AMBAC)	5.50%	#	7/1/2035	Caa3		4,245	4,298,360
RI State GO	5.00%		8/1/2022	AA		6,480	7,803,994
San Diego Comm Clg	5.00%		8/1/2026	AA+		9,600	11,669,472
San Francisco City & Co USD	4.00%		6/15/2021	Aa2		9,740	10,864,775
San Francisco Co USD	5.00%		6/15/2027	Aa2		5,000	6,238,300
TX State GO	5.00%		10/1/2022	AAA		13,000	15,863,250
TX State GO	5.00%		10/1/2024	AAA		10,000	12,694,700
TX State GO	5.00%		10/1/2026	AAA		10,000	12,470,500
WA State GO	5.00%		8/1/2022	AA+		14,245	16,928,188
WA State GO	5.00%		1/1/2024	AA+		5,000	5,651,150
WA State GO	5.00%		8/1/2024	AA+		10,000	12,607,600
WI State GO	5.00%		5/1/2021	AA		9,335	10,976,840
WI State GO	5.00%		11/1/2022	AA		5,205	6,359,937
Williamson Co GO	5.00%		2/15/2021	AAA		5,640	6,589,776
Worcester GO (AGM)	5.25%		10/1/2019	AA		1,000	1,003,350
Worcester GO (AGM)	5.25%		10/1/2020	AA		1,195	1,199,003
Total							1,078,621,813

Health Care 14.15%
Alachua Co Hlth–East Ridge Ret Vlg	5.00%		11/15/2024	BB	(c)	4,000	4,423,320
Alachua Co Hlth–East Ridge Ret Vlg	5.625%		11/15/2029	BB	(c)	1,000	1,119,650
Alachua Co IDA–No FL Retirement Vlg	5.625%		11/15/2022	NR		2,000	2,055,100
Alachua Co IDA–No FL Retirement Vlg	5.75%		11/15/2026	NR		6,000	6,150,240
Antelope Valley Hlth	5.00%		3/1/2031	Ba3		7,000	8,010,100
AR DFA–Baptist Mem Hlth	2.39%	#	9/1/2044	A-		12,000	12,000,120
Atlantic Bch Hlth–Fleet Landing	5.00%		11/15/2028	BBB	(c)	2,020	2,328,595
AZ Hlth Facs–Phoenix Childrens Hsp	2.69%	#	2/1/2048	BBB+		14,500	14,821,320
AZ Hlth Facs–Phoenix Childrens Hsp	5.00%		2/1/2030	BBB+		6,000	6,878,220
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		3,450	3,683,806
Blount Co Hlth & Ed–Asbury	5.125%		4/1/2023	NR		3,800	3,878,888
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,820,034
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,172,370
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000	2,327,240

46	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
Health Care (continued)
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		$4,880	$5,642,110
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705	4,260,787
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2027	BBB+		4,000	4,578,000
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300	1,475,201
CA Hlth–City of Hope	5.00%		11/15/2023	A+		1,470	1,791,401
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2031	AA-		1,150	1,442,135
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2032	AA-		1,250	1,559,975
CA Hlth–Prov St Josephs	4.00%	#	10/1/2036	AA-		23,000	27,409,100
CA Hlth–St Joseph Hlth	5.00%	#	7/1/2034	AA-		3,000	3,634,620
CA Hlth–St Joseph Hlth	5.00%	#	7/1/2043	AA-		5,000	5,587,050
CA Hlth–Sutter Hlth	5.25%		8/15/2024	AA-		6,920	8,042,493
CA Hlth Facs–Cedars-Sinai Med Ctr	5.00%		11/15/2026	Aa3		5,000	6,416,350
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2030	A-		3,305	3,919,499
CA Muni Fin–Northbay Hlthcare	4.00%		11/1/2023	NR		1,000	1,132,680
CA Muni Fin–Northbay Hlthcare	5.00%		11/1/2024	NR		1,000	1,212,630
CA Muni Fin–Northbay Hlthcare	5.00%		11/1/2025	NR		1,000	1,222,680
CA Stwde–Fountainview Gonda	3.00%		8/1/2021	AA-		5,200	5,207,332
CA Stwde–LA Jewish Home	4.75%		8/1/2020	NR		1,425	1,426,226
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2036	BB		8,000	9,230,800
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB		5,000	5,959,800
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2034	BB		4,500	5,262,975
CA Stwde–So Cal Presbyterian†	6.25%		11/15/2019	BBB-		1,320	1,424,267
Camden CO Impt Auth–Cooper Hlth	5.00%		2/15/2023	BBB+		3,000	3,572,520
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2024	BBB+		3,730	4,497,970
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2025	BBB+		1,250	1,507,363
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2027	BBB+		1,000	1,184,080
Church Home of Hartford†	3.25%		9/1/2021	BB	(c)	500	508,125
CO Hlth Facs–American Baptist	7.00%		8/1/2019	NR		1,120	1,226,613
CO Hlth Facs–Christian Living Cmnty	5.125%		1/1/2030	NR		600	649,854
CO Hlth Facs–Christian Living Nghbrhds(d)	5.00%		1/1/2031	NR		1,400	1,590,652
CO Hlth Facs–Sisters Leavenworth	5.00%		1/1/2021	AA-		6,555	7,388,468
Comanche Co Hsp Auth	5.00%		7/1/2022	BB+		2,435	2,689,896
CT Hlth & Ed–Yale New Haven Hsp	0.901%	#	7/1/2049	AA-		8,500	8,439,395
Cumberland Co Mun Auth–Asbury	5.25%		1/1/2032	NR		1,200	1,321,992
Dana-Farber Cancer Institute	5.00%		12/1/2031	A1		1,000	1,239,170
Dana-Farber Cancer Institute	5.00%		12/1/2032	A1		1,750	2,157,855
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2026	A1		1,700	2,131,494

See Notes to Financial Statements.	47

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
Decatur Hsp–Wise Hlth	5.00%	9/1/2034	BB+		$4,825	$5,324,436
Decatur Hsp–Wise Hlth	5.25%	9/1/2029	BB+		800	905,968
Delaware Co Hsp–Crozer-Keystone	5.00%	12/15/2019	BB		1,000	1,008,050
Delaware Co Hsp–Crozer-Keystone	5.00%	12/15/2026	BB		1,900	1,915,295
Duluth EDA–St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,809,852
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	BBB+	(c)	3,085	3,452,485
Fairfax Co EDA–Vinson Hall	4.50%	12/1/2032	NR		2,500	2,586,450
Gaithersburg Econ Dev–Asbury	5.50%	1/1/2018	BBB	(c)	3,535	3,733,490
Gaithersburg Econ Dev–Asbury	5.65%	1/1/2019	BBB	(c)	2,000	2,201,600
Glynn Brunswick Mem Hsp–SE GA Hlth	4.75%	8/1/2019	A2		385	410,783
Guadalupe Co–Seguin City Hospital	5.25%	12/1/2035	BB		3,000	3,368,100
Hanover Co EDA–Covenant Woods	4.50%	7/1/2030	NR		2,790	2,929,333
Harris Co Cultural Ed–Baylor Clg / Med	5.00%	11/15/2022	A		1,500	1,799,625
Harris Co Cultural Ed–Baylor Clg / Med	5.00%	11/15/2026	A		1,250	1,565,212
Harris Co Cultural Ed–Baylor Clg / Med	5.00%	11/15/2027	A		3,195	4,058,065
Harris Co Cultural Ed–Brazos	6.375%	1/1/2033	BB+	(c)	1,385	1,664,798
Harris Co Cultural Ed–Brazos	4.00%	1/1/2023	BB+	(c)	1,325	1,449,537
Harris Co Cultural Ed–Brazos	5.00%	1/1/2033	BB+	(c)	545	601,031
HI Dept Budget–Kahala Nui	5.00%	11/15/2027	BBB+	(c)	1,500	1,700,340
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2027	NR		2,000	2,008,880
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BBB		1,015	1,164,134
IL Fin Auth–Hsp Sisters Hlth	5.00%	8/15/2020	AA-		2,695	3,084,616
IL Fin Auth–Hsp Sisters Hlth	5.00%	8/15/2021	AA-		5,510	6,464,442
IL Fin Auth–Northwest Comm Hsp	5.00%	7/1/2034	A+		5,000	5,913,050
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,834,513
IL Fin Auth–Plymouth Place	5.00%	5/15/2030	BB+	(c)	1,690	1,893,003
IL Fin Auth–Presence Health	5.00%	2/15/2026	BBB-		7,500	8,870,550
IL Fin Auth–Presence Health	5.00%	2/15/2027	BBB-		8,890	10,558,920
IL Fin Auth–Provena Hlth	5.75%	5/1/2018	BBB-		1,000	1,074,390
IL Fin Auth–Silver Cross Hsp	5.00%	8/15/2035	Baa1		4,500	5,275,845
IN Bd Bk–Hendricks Regl Hlth	5.00%	2/1/2019	AA		1,765	1,927,486
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2018	AA		4,350	4,644,625
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2019	AA		4,400	4,868,600
Kansas City IDA–Bishop Spencer	6.25%	1/1/2024	NR		710	712,393
Kansas City IDA–Bishop Spencer	6.50%	1/1/2035	NR		2,500	2,500,625
Karnes Co Hsp Dist	5.00%	2/1/2024	BBB	(c)	1,710	1,938,353
Karnes Co Hsp Dist	5.00%	2/1/2034	BBB	(c)	1,000	1,113,170

48	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
Kaweah Delta Hlth Care Dist	5.00%	6/1/2020	A3		$2,000	$2,253,380
Kent Hsp Fin Auth–Metropolitan Hsp	5.50%	7/1/2020	BB		2,670	2,678,357
KY EDA–Masonic Homes	5.375%	11/15/2032	NR		2,385	2,512,216
LA PFA–Christus Hlth	5.25%	7/1/2020	A+		3,200	3,542,624
MA DFA–Boston Med Ctr	5.00%	7/1/2032	BBB		3,000	3,561,870
MA DFA–Boston Med Ctr	5.00%	7/1/2033	BBB		2,000	2,365,220
MA DFA–CareGroup	5.00%	7/1/2026	A-		5,985	7,602,925
MA DFA–CareGroup	5.00%	7/1/2027	A-		5,895	7,375,765
MD Hlth & Hi Ed–Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,258,785
MD Hlth & Hi Ed–Univ MD Med Sys	5.00%	7/1/2020	A2		4,905	5,435,083
MD Hlth & Hi Ed–Univ MD Med Sys	5.00%	7/1/2021	A2		5,550	6,146,625
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	6,163,100
MD Hlth & Hi Ed–Western MD Hlth Sys	5.25%	7/1/2026	BBB		10,000	12,190,900
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba2		7,755	8,734,999
MI Fin Auth–Beaumont Hlth	5.00%	8/1/2028	A1		6,175	7,415,990
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2022	NR		2,960	3,571,418
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2027	NR		7,250	8,747,560
MI Fin Auth–Henry Ford Hlth	5.00%	11/15/2027	A3		14,935	18,615,133
MI Fin Auth–Henry Ford Hlth	5.00%	11/15/2028	A3		4,895	6,046,304
MI Hsp–McLaren Hlthcare	5.00%	6/1/2019	Aa3		3,345	3,678,028
MI Hsp–McLaren Hlthcare	5.00%	6/1/2020	Aa3		5,540	6,279,978
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,756,920
MN Agric & Econ Dev–Essential Hlth Rmkt (AG)	5.50%	2/15/2025	AA		4,500	5,116,320
Montgomery Co IDA–Einstein Hlthcare	5.00%	1/15/2024	Baa2		4,000	4,708,080
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2026	Baa2		2,000	2,405,560
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2028	Baa2		3,000	3,554,190
Montgomery Co IDA–Whitemarsh	5.00%	1/1/2030	NR		2,000	2,096,140
Moon IDC–Baptist Homes Soc	5.00%	7/1/2020	NR		1,250	1,335,913
Moon IDC–Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	5,162,028
Multnomah Co Hsp Facs–Mirabella	5.125%	10/1/2034	NR		4,000	4,533,000
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		11,500	12,500,960
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,503,310
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		4,000	4,570,440
NC Med–Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,732,911
New Hope–Carillon	5.00%	7/1/2036	NR		1,250	1,316,913
New Hope Cult Ed Facs–Crestview	5.00%	11/15/2031	BB+	(c)	850	976,276

See Notes to Financial Statements.	49

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
NJ EDA–Seashore Gardens	5.30%	11/1/2026	NR		$2,000	$1,942,220
NJ Hlth–AHS Hsp Corp(d)	5.00%	7/1/2023	AA-		2,750	3,358,520
NJ Hlth–AHS Hsp Corp(d)	5.00%	7/1/2024	AA-		3,200	3,970,240
NJ Hlth–AHS Hsp Corp	5.125%	7/1/2019	AA-		1,500	1,605,840
NJ Hlth–Barnabas Hlth	5.00%	7/1/2019	A-		10,000	11,095,100
NJ Hlth–St Josephs Hlth	5.00%	7/1/2026	BBB-		2,010	2,492,923
NJ Hlth–St Josephs Hlth	5.00%	7/1/2028	BBB-		1,300	1,579,344
NJ Hlth–St Josephs Hlth	5.00%	7/1/2029	BBB-		1,605	1,934,474
NJ Hlth–St Josephs Hlth	5.00%	7/1/2030	BBB-		1,100	1,318,471
NJ Hlth–St Josephs Hlth	5.00%	7/1/2031	BBB-		1,110	1,325,207
NJ Hlth–St Josephs Hlth	6.00%	7/1/2018	BBB-		4,520	4,778,363
NJ Hlth–St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,154,367
NJ Hlth–St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	6,159,010
NJ Hlth–Trinitas Hsp	5.25%	7/1/2023	BBB		4,065	4,191,787
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2028	AA		2,000	2,434,060
NJ Hlth–Virtua Hlth (AG)	5.50%	7/1/2020	AA		5,455	6,091,326
NM Hsp–Haverland	5.00%	7/1/2032	BBB-	(c)	1,000	1,098,590
Northampton Co GPA–St Lukes Hsp	5.00%	8/15/2019	A-		2,000	2,147,900
NY Dorm–North Shore LI Jewish	5.00%	5/1/2019	A-		4,000	4,394,560
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2019	A-		2,000	2,212,700
NY Dorm–Orange Regl Med	6.50%	12/1/2021	Ba1		1,000	1,095,560
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,635	1,901,227
NYC Hlth & Hsp Corp	5.00%	2/15/2022	Aa3		5,000	5,963,550
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,867,960
Orange Co Hlth–Orlando Hlth	5.25%	10/1/2020	A		5,000	5,594,350
Palomar Hlth Care Dist COP	5.25%	11/1/2021	BBB-		3,760	4,022,373
Philadelphia Hsps–Temple Univ Hlth	5.50%	7/1/2030	BBB-		2,230	2,270,162
Philadelphia Hsps–Temple Univ Hlth	6.25%	7/1/2023	BBB-		7,500	7,723,875
Roanoke EDA–Carilion Clinic	5.00%	7/1/2025	A+		10,000	11,365,500
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB+		10,050	12,707,622
Sartell Hlth Care–Country Manor	5.25%	9/1/2030	NR		1,000	1,063,510
SE Port Auth–Memorial Hlth	5.50%	12/1/2029	BB	(c)	750	847,635
Shelby Co Hlth Ed Hsg–Vlg Germantwn	5.00%	12/1/2032	NR		3,880	4,107,019
St Paul Hsg–HlthEast Care Sys	5.00%	11/15/2023	BBB-		3,735	4,504,447
St Paul Hsg–HlthEast Care Sys	5.00%	11/15/2024	BBB-		4,500	5,502,285
Tarrant Co Cultural–Buckingham Sr Lvg	3.875%	11/15/2020	BB	(c)	1,860	1,882,748
Thomasville Hsp Auth–John Archbold	4.75%	11/1/2025	A+		6,150	6,169,864

50	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
Health Care (continued)
Tyler Hlth–Mother Frances Hsp	5.50%		7/1/2027	A3		$3,975	$4,474,339
Vanderbilt Univ Med Ctr	5.00%		7/1/2031	NR		1,300	1,586,884
WA Hsg–Herons Key†	4.375%		1/1/2021	NR		1,800	1,829,952
WA Hsg–Rockwood†	6.00%		1/1/2024	NR		1,385	1,515,204
Westchester Co Hlth Care	5.00%		11/1/2019	BBB		4,000	4,457,080
Westchester Co Hlth Care	5.125%		11/1/2020	BBB		5,500	6,315,210
Westchester Co LDC–Kendal Hudson	5.00%		1/1/2028	BBB	(c)	1,350	1,545,467
WI Hlth & Ed–Ascension Hlth	5.00%		11/15/2033	AA+		2,000	2,233,340
WI Hlth & Ed–Aurora Hlth	5.00%		7/15/2026	A2		5,575	6,402,664
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2027	Baa2		3,450	3,934,932
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2032	Baa2		2,275	2,553,369
Woodbury Hsg–St Therese	5.00%		12/1/2029	NR		1,000	1,098,140
Woodbury Hsg–St Therese	5.00%		12/1/2034	NR		1,000	1,075,440
WV Hsp–Herbert Thomas Hlth	6.00%		10/1/2020	NR		1,335	1,407,531
Total							701,694,068

Housing 0.64%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2032	NR		500	621,045
Athens Hsg Auth–UGA E Campus Hsg	4.00%		12/1/2019	Aa2		2,045	2,221,770
CA Stwde–American Baptist	2.10%		10/1/2019	BBB+	(c)	2,200	2,201,518
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2024	Baa1		1,000	1,231,440
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2025	Baa1		1,000	1,250,570
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000	1,258,120
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750	932,483
CA Stwde–CHF-Irvine LLC	6.00%		5/15/2023	Aaa		2,000	2,167,140
MI Strategic Fd–Evangelical Homes	5.25%		6/1/2032	BB+	(c)	1,500	1,651,335
New Hope Cultural–NCCD Clg Station	5.00%		7/1/2030	BBB-		6,000	7,103,520
NJ EDA–Montclair St Std Hsg	5.25%		6/1/2019	Baa3		1,610	1,763,481
NJ EDA–Rowan Univ Pptys	5.00%		1/1/2030	BBB-		2,500	2,916,075
NYC IDA–Yankee Stadium (FGIC)	1.655%	#	3/1/2021	Baa1		3,850	3,811,538
PA Hi Ed–Edinboro Univ	5.00%		7/1/2018	Baa3		115	120,245
WA Hsg–Emerald Heights	4.00%		7/1/2019	A-	(c)	1,130	1,214,343
WA Hsg–Emerald Heights	5.00%		7/1/2022	A-	(c)	1,000	1,188,110
Total							31,652,733

Lease Obligations 5.47%
Broward Co Sch Brd COP	5.00%		7/1/2021	Aa3		5,000	5,834,950
CA Pub Wks–Dept Gen Svcs	5.00%		4/1/2020	A+		4,085	4,497,381

See Notes to Financial Statements.	51

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Lease Obligations (continued)
CA Pub Wks–Dept Hsps	5.00%	6/1/2023	A+	$3,000	$3,718,410
CA Pub Wks–Various Cap Proj	5.00%	3/1/2018	A+	7,490	7,933,108
CA Pub Wks–Various Cap Proj	5.00%	11/1/2020	A+	1,500	1,737,525
CA Pub Wks–Various Cap Proj	5.00%	4/1/2021	A+	3,250	3,811,438
CA Pub Wks–Various Cap Proj	5.00%	11/1/2021	A+	1,000	1,190,250
CA Pub Wks–Various Cap Proj	5.00%	4/1/2022	A+	4,200	5,060,202
CA Pub Wks–Various Cap Proj	5.25%	10/1/2019	A+	11,370	12,810,920
Cleveland COP–Cleveland Stadium	5.00%	11/15/2019	A	2,450	2,722,318
Cuyahoga Co COP–Conv Hotel Proj	5.00%	12/1/2023	AA-	5,640	6,884,635
Dallas Civic Ctr (AG)	5.00%	8/15/2021	AA	3,800	4,193,566
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2020	A1	4,000	4,358,600
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A1	6,405	6,976,198
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2020	AA	3,650	4,163,811
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2024	AA	5,930	6,935,372
FL Dept of Children’s & Family Svcs COP (NPFGC)(FGIC)	5.00%	10/1/2022	AA+	2,870	2,878,868
Houston Co Coop Dist–Country Crossing(e)	12.50%	6/7/2013	NR	1,768	247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,000	3,460,620
IN Fin Auth–Stadium	5.25%	2/1/2029	AA+	2,500	3,140,275
IN Fin Auth–Water	5.00%	2/1/2023	AAA	6,850	8,406,731
Kansas City IDA–Downtown Redev Dist	5.00%	9/1/2022	AA-	7,470	8,682,754
KY Ppty & Bldgs Commn–Proj #112	5.00%	11/1/2026	Aa3	10,000	12,435,300
LA PFA–Hurricane Recovery	5.00%	6/1/2023	A1	3,200	3,859,552
LA PFA–Hurricane Recovery	5.00%	6/1/2024	A1	6,840	8,360,327
Los Angeles Co COP–Disney Concert Hall	5.00%	9/1/2022	AA	1,250	1,510,500
Los Angeles Mun Impt Corp	5.00%	11/1/2025	A+	5,000	6,420,450
MI Strategic Fd–Cadillac Place	5.25%	10/15/2023	Aa3	3,865	4,552,042
MI Strategic Fd–Cadillac Place	5.25%	10/15/2024	Aa3	6,915	8,129,620
NJ EDA–Sch Facs	5.25%	12/15/2020	A-	8,125	8,800,675
NJ EDA–Sch Facs	5.25%	9/1/2023	NR	3,455	4,069,921
NJ EDA–Sch Facs	5.25%	9/1/2023	A-	6,545	7,326,080
NJ EDA–Sch Facs	5.25%	9/1/2025	A-	5,550	6,163,219
NJ EDA–Transit Proj	5.00%	5/1/2018	A-	1,425	1,503,104
NJ EDA–Transit Proj	5.00%	5/1/2019	A-	3,000	3,229,200
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2020	AA-	1,000	1,152,750
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	3,140	3,296,969
NY UDC–Svc Contract	5.00%	1/1/2022	AA	3,705	4,183,686

52	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Lease Obligations (continued)
NYC TFA–Bldg Aid	5.00%		7/15/2026	AA	$1,750	$2,194,133
NYC TFA–Bldg Aid	5.00%		7/15/2028	AA	1,500	1,851,990
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%		2/1/2020	Aa3	8,030	9,057,198
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%		2/1/2021	Aa3	8,750	10,154,287
Philadelphia Redev Auth	5.00%		4/15/2020	A+	3,525	3,925,511
Philadelphia Redev Auth	5.00%		4/15/2021	A+	2,000	2,280,820
Philadelphia Redev Auth	5.00%		4/15/2022	A+	5,195	6,051,084
Philadelphia Redev Auth	5.00%		4/15/2028	A+	4,380	5,183,029
PR Pub Bldg Auth GTD	5.25%		7/1/2033	Caa3	2,000	1,185,000
PR Pub Bldg Auth GTD	7.00%		7/1/2021	Caa3	5,000	3,107,500
San Diego Conv Ctr Fing Auth	5.00%		4/15/2020	AA-	4,100	4,659,404
San Diego Conv Ctr Fing Auth	5.00%		4/15/2021	AA-	3,750	4,385,175
San Jose Fing Auth–Civic Ctr	5.00%		6/1/2022	AA	1,000	1,208,380
San Jose Fing Auth–Civic Ctr	5.00%		6/1/2023	AA	1,000	1,236,590
South Florida Wtr Mgt Dist	5.00%		10/1/2027	AA	2,000	2,510,320
Twin Rivers USD COP (AGM)	3.20%	#	6/1/2027	AA	1,750	1,752,380
Twin Rivers USD COP (AGM)	3.20%	#	6/1/2035	AA	920	920,984
Twin Rivers USD COP (AGM)	3.20%	#	6/1/2041	AA	2,250	2,251,913
VA Clg Bldg Auth–Pub Hi Ed Fin Prog	5.00%		9/1/2027	Aa1	10,000	12,922,700
Total						271,477,245

Other Revenue 4.76%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A3	11,300	12,641,988
Austin Convention†	6.00%		1/1/2017	BB	1,935	1,955,995
Baker Correctional Dev	7.50%		2/1/2030	NR	1,200	958,380
Black Belt Energy–RBC	4.00%	#	7/1/2046	Aa3	15,000	16,661,700
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2023	Baa3	1,000	1,211,110
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2026	Baa3	5,420	6,824,485
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2027	Baa3	6,500	8,193,055
Brooklyn Arena LDC–Barclays Ctr	5.75%		7/15/2019	NR	780	882,157
Brooklyn Arena LDC–Barclays Ctr	5.75%		7/15/2019	NR	1,935	2,174,785
Brooklyn Arena LDC–Barclays Ctr (AGM)	4.00%		7/15/2029	AA	1,500	1,714,470
CA Infra & Econ Dev–Broad Museum	5.00%		6/1/2021	Aa1	5,425	6,431,392
CA Infra & Econ Dev–Gladstone Instn	5.25%		10/1/2026	A-	10,250	12,026,325
CA Infra & Econ Dev–Segerstrom Center	5.00%		7/1/2023	A-	5,730	6,990,199
CA Sch Fin Auth–Aspire†	5.00%		8/1/2036	BBB	1,600	1,865,248

See Notes to Financial Statements.	53

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

				Credit
				Rating:		Principal
	Interest	Maturity		S&P or		Amount	Fair
Investments	Rate	Date		Moody’s(a)		(000)	Value
Other Revenue (continued)
CA Sch Fin Auth–Ocean Charter†	6.00%	1/1/2019		NR		$5,000	$5,005,150
Chester Co IDA–Collegium Chtr Sch	5.25%	10/15/2032		BB+		6,410	6,661,272
Clarksville Nat Gas Aquis Corp–ML	5.00%	12/15/2021		Baa1		2,380	2,761,133
Cleveland Arpt	5.00%	1/1/2028		A-		2,500	2,879,250
Cleveland Arpt	5.00%	1/1/2029		A-		2,500	2,871,200
Clifton Higher Ed–IDEA Pub Schs	3.75%	8/15/2022		BBB		3,265	3,570,016
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2032		BBB		915	1,026,767
Clifton Higher Ed–Uplift Education	5.70%	12/1/2025		BBB-		5,110	5,847,015
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	3,412,500
FL Brd Ed–Lottery Rev	5.00%	7/1/2020		AAA		7,645	8,755,283
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033		BB-	(c)	3,000	3,505,200
Florence Twn IDA–Legacy Trad Sch	5.75%	7/1/2033		BB-		3,000	3,386,550
HI Dept Budget–Hawaiian Electric AMT	3.25%	1/1/2025		Baa2		5,000	5,374,000
Houston HI Ed–Cosmos Fndtn	4.00%	2/15/2022		BBB		710	747,900
Houston Hi Ed–Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,586,532
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,605,800
La Vernia Hi Ed–Life Schools of Dallas	7.00%	8/15/2026		BBB-		4,455	5,201,480
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2027		A3		5,000	6,106,450
MD EDC–Chesapeake Bay Hyatt(e)	5.00%	12/1/2016		NR		700	420,000
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2019		B		1,900	1,948,621
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2020		B		1,400	1,435,826
Michigan St Strategic FD Escrow(g)	Zero Coupon	–	(h)	NR		400	40
Mohave Co IDA–Mohave Prison	7.50%	5/1/2019		BBB+		2,505	2,517,124
Mohave Co IDA–Mohave Prison	8.00%	5/1/2025		BBB+		5,000	5,025,800
MSR Energy Auth–Citi	6.125%	11/1/2029		BBB+		3,810	5,040,897
NYC Cultural–Lincoln Ctr	5.75%	12/1/2018		A+		2,500	2,744,675
NYC Cultural–MOMA	4.00%	4/1/2026		AA		9,000	10,885,770
NYC Cultural–MOMA	4.00%	4/1/2027		AA		3,500	4,233,075
NYC Cultural–Whitney Museum	5.00%	7/1/2021		A		5,000	5,805,350
PA IDA–Economic Dev	5.00%	7/1/2019		A+		3,500	3,848,250
PA IDA–Economic Dev	5.00%	7/1/2020		A+		2,000	2,260,560
Philadelphia Gas Works	5.00%	10/1/2022		A		5,000	5,973,450
Philadelphia Gas Works	5.00%	10/1/2028		A		2,000	2,471,420
Phoenix IDA–Basis Schs†	5.00%	7/1/2035		BB		2,350	2,578,044
Rangely Co Hosp Dist	6.00%	11/1/2026		Baa1		2,400	2,851,896
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%	8/1/2023		A3		9,365	11,352,159

54	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Other Revenue (continued)
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2023	A3	$5,000	$5,911,250
WA Eda–Waste Mgmt†	2.125%	6/1/2020	A-	4,000	4,089,000
Total					236,227,994

Special Tax 2.23%
Allentown Neighborhood Impt	5.00%	5/1/2031	Baa2	5,500	6,081,295
Atlanta Tax Alloc–Beltline Rmkt	6.75%	1/1/2020	A2	1,670	1,830,387
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019	BBB+	2,000	2,162,560
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020	BBB+	1,000	1,102,960
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	BBB+	1,500	1,702,170
CT Spl Tax–Trans Infra	5.00%	9/1/2028	AA	10,000	12,520,200
Emeryville Redev Agy	5.00%	9/1/2021	A+	3,185	3,773,238
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,460,295
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,318,780
Glendale Redev Agy	5.50%	12/1/2024	A	5,000	5,036,700
Houston Co Coop Dist–Country Crossing	10.00%	5/1/2039	NR	5,000	550,000
MTA NY–Hudson Rail Yards	5.00%	11/15/2046	A2	22,000	24,162,380
Orange Co CFD	5.00%	8/15/2033	NR	1,400	1,661,912
Orange Co CFD	5.00%	8/15/2035	NR	1,000	1,178,430
Orlando Redev TIF	5.25%	9/1/2021	A	6,415	7,162,412
Pittsburg Redev Agy	5.00%	8/1/2019	A	5,755	6,371,821
Pittsburg Redev Agy	5.00%	8/1/2020	A	1,680	1,917,770
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	2,202,056
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2024	AA	2,930	3,598,597
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500	4,342,905
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300	4,531,211
Sparks Loc Impt Dists	6.50%	9/1/2020	NR	155	160,650
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	3,900	4,104,438
Village CDD #9	5.00%	5/1/2022	NR	1,150	1,249,533
Village CDD #9	5.25%	5/1/2031	NR	1,755	1,993,803
Village CDD #9	5.75%	5/1/2021	NR	2,315	2,542,472
Village CDD #9	6.75%	5/1/2031	NR	2,440	2,855,434
Total					110,574,409

Tax Revenue 6.83%
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+	1,000	1,287,530
Dallas Area Rapid Trans	5.00%	12/1/2021	AA+	3,000	3,569,880
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+	7,245	9,096,025

See Notes to Financial Statements.	55

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Tax Revenue (continued)
El Paso Dev Corp–Downtown Ballpark	6.25%	8/15/2023	AA-		$5,000	$6,322,950
FL Dept Env Protn–Florida Forever	5.00%	7/1/2023	AA-		5,000	6,171,700
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	1,074,400
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	1,069,470
IL Sales Tax	5.00%	6/15/2019	AAA		5,000	5,506,400
Jacksonville Sales Tax	5.00%	10/1/2021	A+		2,500	2,945,425
Kansas Dept Trans	5.00%	9/1/2026	AAA		5,000	6,429,650
LA Stadium & Expo Dist	5.00%	7/1/2021	A3		1,030	1,200,455
Los Angeles Co MTA	5.00%	7/1/2021	AAA		11,285	13,397,778
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2030	AA+		5,665	6,847,682
Martin Hsp Dist	7.00%	4/1/2031	BBB	(c)	3,250	3,620,175
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	7,361,578
Met Atlanta Rapid Trans Auth	5.00%	7/1/2029	AA+		7,775	9,876,816
Met Govt Nashville–Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,667,759
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2020	BBB		2,500	2,800,250
Met Pier & Expo Auth–Mccormick Place	5.00%	12/15/2022	BBB		5,020	5,785,650
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2028	BBB		10,070	11,267,625
MTA NY–Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,923,847
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,393,960
NJ EDA–Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	7,374,251
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+		500	552,520
NM State Severance Tax	4.00%	7/1/2024	Aa2		7,135	8,376,633
NY Dorm–PIT	5.00%	12/15/2019	AAA		15,000	16,901,700
NY Dorm–PIT	5.00%	3/15/2023	AAA		10,000	12,067,200
NY Dorm–PIT	5.00%	3/15/2024	AAA		15,585	18,303,180
NY Dorm–PIT	5.25%	2/15/2023	AAA		7,710	8,497,422
NY Dorm–Sales Tax	5.00%	3/15/2028	AAA		11,645	14,787,869
NY Twy Auth–Hwy & Brdg (AMBAC)	5.50%	4/1/2020	AA		9,000	10,405,350
NY UDC–PIT	5.00%	3/15/2026	AAA		10,000	12,898,300
NY UDC–PIT	5.00%	3/15/2026	AAA		15,000	18,708,750
NY UDC–PIT	5.00%	12/15/2026	AAA		595	625,297
NYC TFA–Bldg Aid	5.00%	7/15/2024	AA		10,000	11,784,700
NYC TFA–Future Tax	5.50%	11/1/2027	AAA		8,850	10,450,788
Oneida Tribe Sales Tax Rev†	5.50%	2/1/2021	AA-		1,720	1,878,842
PA Econ Dev–Unemployment Comp	5.00%	7/1/2021	Aaa		4,000	4,209,720
Phoenix Excise Tax	5.00%	7/1/2026	AA+		13,000	16,409,640
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	3,243,976

56	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Tax Revenue (continued)
PR Corp Sales Tax	5.25%	8/1/2027	CC	$1,650	$870,375
PR Corp Sales Tax	5.25%	8/1/2041	CC	7,570	3,993,175
PR Corp Sales Tax	5.50%	8/1/2023	CC	9,465	5,016,450
PR Corp Sales Tax	5.50%	8/1/2028	CC	8,630	4,573,900
PR Corp. Sales Tax	5.25%	8/1/2040	Caa3	8,000	6,000,000
TX Trsp Commn	5.00%	4/1/2022	AAA	5,000	6,009,300
Virgin Islands PFA–Gross Tax Rcpts (NPFGC)	5.00%	10/1/2018	AA-	1,000	1,003,230
WI Trsp	5.00%	7/1/2024	AA+	5,000	6,319,900
WI Trsp	5.00%	7/1/2026	AA+	6,000	7,629,360
Total					338,508,833

Tobacco 3.76%
Buckeye Tobacco	5.125%	6/1/2024	B-	26,490	25,857,949
Buckeye Tobacco	5.75%	6/1/2034	B-	1,360	1,323,158
Buckeye Tobacco	5.875%	6/1/2030	B-	31,350	31,216,135
Golden St Tobacco	4.50%	6/1/2027	B	11,875	12,069,513
Golden St Tobacco	5.00%	6/1/2033	B-	15,000	15,128,250
Inland Empire Tobacco	4.625%	6/1/2021	NR	5,230	5,263,524
Inland Empire Tobacco	5.00%	6/1/2021	NR	2,955	2,974,739
MI Tob Settlement	5.125%	6/1/2022	B-	4,910	4,909,804
MI Tob Settlement	5.25%	6/1/2022	B-	6,590	6,595,008
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1	2,420	2,436,771
Railsplitter Tobacco Settlement Auth	6.25%	6/1/2024	A	8,500	8,522,015
RI Tob Settlement	5.00%	6/1/2027	BBB	2,500	2,876,525
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,288,100
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,173,120
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,182,630
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A	1,040	1,226,399
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	3,500	3,644,690
Tobacco Settlement Auth WA	5.00%	6/1/2021	A	6,880	7,975,571
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	7,499,063
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,841,450
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	Baa3	11,125	11,324,026
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	5,000	5,045,350
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-	10,500	10,074,855
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B	10,000	10,082,300
Total					186,530,945

See Notes to Financial Statements.	57

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Transportation 15.47%
AK Intl Airports Sys	5.00%		10/1/2024	A1	$750	$934,155
AK Intl Airports Sys	5.00%		10/1/2027	A1	1,000	1,245,690
AK Intl Airports Sys	5.00%		10/1/2028	A1	2,000	2,474,700
Alameda Corridor Trsp Auth	5.00%		10/1/2021	A-	2,750	3,253,113
Alameda Corridor Trsp Auth	5.00%		10/1/2024	A-	5,000	6,171,950
Alameda Corridor Trsp Auth	5.00%		10/1/2026	A-	4,075	4,993,709
Alameda Corridor Trsp Auth	5.00%		10/1/2034	BBB+	5,500	6,681,620
Atlanta Arpt	5.50%		1/1/2021	Aa3	3,000	3,543,810
Atlanta Arpt–PFC	5.00%		1/1/2029	AA-	2,500	3,046,300
AZ Transp Brd Hwy	5.00%		7/1/2021	AA+	10,000	11,800,900
Bay Area Toll Auth	1.54%	#	4/1/2047	AA	6,000	6,034,200
Bay Area Toll Auth	1.875%	#	4/1/2047	AA	5,000	5,085,950
Bay Area Toll Auth	2.00%	#	4/1/2034	AA	9,000	9,268,920
Central TX Mobility Auth	5.00%		1/1/2030	BBB+	800	963,768
Central TX Mobility Auth	5.00%		1/1/2031	BBB+	1,675	2,009,112
Central TX Mobility Auth	5.00%		1/1/2032	BBB+	2,000	2,388,520
Central TX Mobility Auth	5.00%		1/1/2033	BBB	3,010	3,491,118
Central TX Mobility Auth	5.75%		1/1/2020	BBB+	1,000	1,147,880
Central TX Mobility Auth	5.75%		1/1/2031	BBB+	2,000	2,381,340
Central TX Tpk	5.00%		8/15/2025	BBB+	2,250	2,755,215
Central TX Tpk	5.00%		8/15/2026	BBB+	2,500	3,040,975
Central TX Tpk	5.00%		8/15/2027	BBB+	3,300	3,987,423
Central TX Tpk	5.00%		8/15/2028	BBB+	3,250	3,906,142
Central TX Tpk	5.00%		8/15/2033	BBB+	7,650	9,036,945
Chicago Midway Arpt	5.00%		1/1/2026	A	6,075	7,361,199
Chicago Midway Arpt AMT	5.00%		1/1/2023	A	3,000	3,546,570
Chicago O’Hare Arpt	5.00%		1/1/2022	A	3,230	3,688,240
Chicago O’Hare Arpt (AGM)	5.00%		1/1/2020	AA	3,500	3,532,760
Chicago O’Hare Arpt AMT	5.00%		1/1/2020	A	6,320	7,039,974
Chicago O’Hare Arpt AMT	5.00%		1/1/2021	A	11,740	13,426,334
Chicago O’Hare Arpt AMT	5.00%		1/1/2024	A	6,410	7,733,344
Chicago O’Hare Arpt AMT	5.00%		1/1/2024	A	5,000	5,809,950
Clark Co Arpt–McCarran Arpt (AGM)	5.00%		7/1/2022	AA	3,905	4,313,619
Cleveland Arpt (AGM)	5.00%		1/1/2025	AA	1,200	1,478,316
Cleveland Arpt (AGM)	5.00%		1/1/2026	AA	2,000	2,453,600
Cleveland Arpt (AGM)	5.00%		1/1/2027	AA	2,175	2,653,522
Delaware River Port Auth	5.00%		1/1/2027	A-	1,835	2,091,588

58	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Transportation (continued)
Delaware River Port Auth	5.00%		1/1/2028	A	$7,500	$9,116,175
Denver City & Co Arpt (NPFGC)	5.00%		11/15/2022	AA-	13,625	13,689,991
E–470 Hwy Auth	5.00%		9/1/2020	A3	900	1,022,715
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon		9/1/2018	AA-	10,900	10,686,687
FL Expwy Auth(d)	5.00%		7/1/2027	A	2,600	3,284,866
FL Expwy Auth(d)	5.00%		7/1/2028	A	3,500	4,366,145
FL Tpk Auth–Dept Trans	5.00%		7/1/2026	Aa2	9,160	11,681,748
Foothill / Eastern Corridor Toll Rd	5.00%	#	1/15/2053	BBB-	12,000	13,080,000
HI Arpts Sys AMT	5.00%		7/1/2022	A+	5,130	5,882,417
Houston Arpt–Continental Airlines AMT	4.75%		7/1/2024	BB-	8,000	9,161,040
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2030	BB-	2,500	2,861,450
Houston Arpt AMT	5.00%		7/1/2021	A+	5,000	5,770,250
IL Toll Hwy Auth	5.00%		1/1/2027	AA-	1,000	1,217,010
IL Toll Hwy Auth	5.00%		1/1/2028	AA-	2,535	3,064,055
KY Pub Trsp Auth–Downtown Crossing	5.00%		7/1/2017	Baa3	4,000	4,117,440
KY Tpk Auth	5.00%		7/1/2026	Aa2	5,215	6,192,865
Los Angeles Dept Arpts–LAX	5.00%		5/15/2027	AA-	2,000	2,513,820
Louisville Regl Airport AMT	5.00%		7/1/2021	A+	1,250	1,454,988
Louisville Regl Airport AMT	5.00%		7/1/2022	A+	1,625	1,936,594
Louisville Regl Airport AMT	5.00%		7/1/2023	A+	2,250	2,719,238
MA Trans Fd–Bridge Prog	5.00%		6/1/2023	AAA	9,880	11,638,640
MD EDC–Maryland Port	5.125%		6/1/2020	Baa3	2,390	2,701,560
MD EDC–Maryland Port	5.125%		6/1/2020	Baa3	925	1,045,583
Miami Dade Co Aviation–MIA	5.00%		10/1/2025	A	3,690	4,571,172
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2021	A	1,500	1,754,595
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2022	A	1,550	1,838,145
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2027	A	5,145	6,190,927
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2028	A	3,500	4,180,400
Miami Dade Co Expwy Auth	5.00%		7/1/2022	A	1,750	2,102,625
Miami Dade Co Expwy Auth	5.00%		7/1/2023	A	2,000	2,415,280
Miami Dade Co Expwy Auth	5.00%		7/1/2023	A	2,500	3,064,175
Miami Dade Co Expwy Auth	5.00%		7/1/2024	A	3,500	4,198,810
Minneapolis / St Paul Met Arpts(d)	5.00%		1/1/2027	AA-	7,000	9,078,230
Minneapolis / St Paul Met Arpts	5.00%		1/1/2028	A+	3,500	4,256,875
Minneapolis / St Paul Met Arpts (AMBAC)	5.00%		1/1/2024	AA-	10,250	10,352,602
MTA NY	5.00%		11/15/2021	AA-	1,500	1,780,110
MTA NY	5.00%		11/1/2023	AA-	5,640	6,861,962

See Notes to Financial Statements.	59

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Transportation (continued)
MTA NY	5.00%	11/15/2025	AA-	$3,500	$4,331,250
MTA NY	5.00%	11/15/2026	AA-	17,065	21,982,792
MTA NY	5.25%	11/15/2028	AA-	6,355	8,109,933
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2020	Baa1	4,905	5,378,529
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	2,000	2,235,840
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2023	Baa1	3,000	3,474,900
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	3,185	3,661,221
NJ EDA–Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,838,750
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,785,100
NJ Tpk Auth	5.00%	1/1/2023	A+	3,835	4,659,525
NJ Tpk Auth	5.00%	1/1/2024	A+	3,000	3,645,180
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	6,155,150
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	6,062,100
NJ Trans Trust Fund	5.75%	6/15/2020	A-	7,645	8,561,330
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,739,050
North TX Twy Auth	5.00%	1/1/2023	A1	5,000	6,061,650
North TX Twy Auth	5.00%	1/1/2025	A1	5,000	6,149,850
North TX Twy Auth	5.00%	1/1/2031	A2	8,085	9,615,814
North TX Twy Auth	6.25%	1/1/2024	A	935	1,042,291
NY Dorm–PIT	5.00%	3/15/2023	AAA	8,500	10,455,850
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,210,000
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,742,480
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,608,290
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2022	Baa1	1,125	1,322,021
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1	750	899,828
NY Twy Auth	5.00%	1/1/2020	A	3,000	3,381,450
NY Twy Auth	5.00%	1/1/2022	A	1,600	1,910,496
NY Twy Auth	5.00%	1/1/2024	A	1,960	2,433,418
NY Twy Auth	5.00%	1/1/2026	A	5,115	6,402,957
NY Twy Auth	5.00%	1/1/2028	A-	2,470	3,080,362
NY Twy Auth	5.00%	1/1/2029	A-	1,000	1,240,460
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	10,000	11,951,900
PA Econ Dev–Rapid Bridge AMT	5.00%	12/31/2034	BBB	14,000	16,477,720
PA Tpk Commn	5.00%	12/1/2022	A1	3,500	4,240,565
PA Tpk Commn–Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,409,344
Phoenix Arpt	5.00%	7/1/2023	A+	7,000	7,977,830
Phoenix Arpt AMT	5.00%	7/1/2021	AA-	3,050	3,521,378

60	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Transportation (continued)
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	$1,500	$1,765,035
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,639,787
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	12,527,900
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	7,200,968
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	6,079,572
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	Baa1	6,000	6,774,540
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,164,200
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	13,109,030
Port Seattle PFC	5.00%	12/1/2020	A+	6,500	7,472,595
PR Hwy & Trans Auth	5.00%	7/1/2030	CC	1,745	466,788
PR Hwy & Trans Auth	5.00%	7/1/2033	CC	1,215	325,013
PR Hwy & Trans Auth	5.50%	7/1/2023	CC	4,305	1,151,588
PR Hwy & Trans Auth	5.50%	7/1/2024	CC	3,000	802,500
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,164,040
Regional Trans Dist–Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,857,173
Regional Trans Dist–Denver Trans	5.00%	1/15/2022	Baa3	2,800	3,111,640
Regional Trans Dist–Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,151,358
Regional Trans Dist–Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,302,715
Regional Trans Dist–Denver Trans	6.00%	1/15/2026	Baa3	2,500	2,894,650
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	11,905,400
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,550	8,979,668
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	BBB-	7,500	8,814,225
San Jose Arpt	5.00%	3/1/2026	A2	1,200	1,478,196
San Jose Arpt	5.00%	3/1/2027	A2	2,260	2,773,336
San Jose Arpt	5.00%	3/1/2028	A2	1,655	2,021,897
South Jersey Trans Auth	5.00%	11/1/2020	BBB+	2,000	2,238,480
South Jersey Trans Auth	5.00%	11/1/2021	BBB+	5,305	6,055,180
Southeastern PA Transp Auth–GARVEE	5.00%	6/1/2023	AA-	2,500	2,896,875
Triborough Brdg & Tunl Auth	5.00%	11/15/2020	AA-	7,525	8,717,863
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,742,823
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	5,525	6,769,451
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,454,520
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	2,595	3,153,729
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB	10,500	12,186,615
VA Transp Brd–Cap Proj	5.00%	5/15/2021	AA+	10,000	11,768,400
WA St GARVEE–520 Corridor	5.00%	9/1/2021	AA	10,000	11,768,400
Wayne CO Arpt AMT	5.00%	12/1/2026	A	1,590	1,914,885

See Notes to Financial Statements.	61

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Transportation (continued)
Wayne CO Arpt AMT	5.00%		12/1/2027	A	$2,000	$2,403,220
Total						767,384,515

Utilities 12.72%
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA	2,645	3,303,631
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA	4,000	4,972,960
Amr Muni Pwr–Fremont Energy	5.00%		2/15/2021	A1	1,300	1,511,679
Anaheim Electric(d)	5.00%		10/1/2030	AA-	2,750	3,220,415
Anaheim Electric(d)	5.00%		10/1/2032	AA-	6,500	7,581,405
Beaver Co IDA–FirstEnergy	4.00%	#	1/1/2035	Ba2	10,000	8,667,900
CA Dept Wtr Res Pwr	5.00%		5/1/2019	Aa1	16,695	18,453,985
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2021	NR	45	53,747
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2021	AAA	4,565	5,480,282
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2022	NR	105	128,606
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2022	AAA	10,975	13,530,309
Central Plains–Goldman Sachs	5.00%		9/1/2027	A3	7,500	8,706,450
Chicago Water	5.00%		11/1/2024	A	8,690	10,374,122
Chicago Water	5.00%		11/1/2025	A	2,625	3,168,874
Dallas Wtrwks & Swr	5.00%		10/1/2024	AAA	15,000	18,990,300
Detroit Sewer	5.00%		7/1/2034	BBB+	2,200	2,576,508
Detroit Sewer	5.00%		7/1/2035	BBB+	1,835	2,136,674
East Bay Utility Water District	5.00%		6/1/2028	AAA	6,300	8,007,300
Energy Northwest–Proj 1	5.00%		7/1/2027	Aa1	9,650	11,020,879
Farmington Poll Ctl–AZ Pub Svc	4.70%		5/1/2024	A2	5,265	5,868,474
FL Muni Pwr Agy	5.00%		10/1/2029	A2	3,355	4,183,048
FL Muni Pwr Agy–St Lucie	5.00%		10/1/2021	A2	3,650	4,061,720
Floyd Co Dev–GA Power	2.35%	#	7/1/2022	A3	4,875	4,996,387
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000	1,149,500
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,167,780
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,600,540
Houston Util Sys	5.00%		11/15/2022	AA	5,000	6,070,250
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,971,400
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,706,977
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,486,820
IN Muni Pwr	5.00%		1/1/2025	A+	1,000	1,257,050
IN Muni Pwr	5.00%		1/1/2026	A+	1,200	1,519,632
IN Muni Pwr	5.00%		1/1/2029	A+	3,000	3,732,660
Intermountain Pwr Agy	5.00%		7/1/2021	A+	3,000	3,209,010

62	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Utilities (continued)
JEA St Johns Riv Pwr Pk Sys	5.00%		10/1/2022	Aa2	$1,625	$1,814,394
KS DFA–Dept Hlth & Env	5.00%		3/1/2021	AAA	6,680	7,582,000
Lakeland Energy (AGM)	5.00%		10/1/2018	AA	3,975	4,293,079
Long Beach Nat Gas–ML	1.977%	#	11/15/2026	BBB+	4,000	3,809,040
Long Island Power Auth	5.00%		5/1/2020	A-	2,930	3,315,969
Los Angeles DWAP–Pwr Sys	5.00%		7/1/2022	Aa2	4,195	4,973,970
Los Angeles DWAP–Pwr Sys	5.00%		7/1/2022	NR	55	64,933
Los Angeles USD	5.00%		7/1/2023	Aa2	10,000	12,467,400
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2019	AA	4,705	5,193,944
Lower Colo Riv Auth	5.00%		5/15/2020	A	3,930	4,478,628
Lower Colo Riv Auth	5.00%		5/15/2020	A	3,130	3,566,948
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2021	A1	5,225	6,128,402
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2022	A1	5,005	5,840,935
Main St Nat Gas–ML	5.00%		3/15/2021	BBB+	2,500	2,842,500
MD EDC–Potomac Elec Rmkt	6.20%		9/1/2022	A	1,650	1,842,935
MEAG–Gen Resolution Projs	5.00%		1/1/2020	A	6,200	6,977,790
MEAG–Proj 1	5.00%		1/1/2021	A	4,185	4,847,778
MI Strat Fund–Detroit Edison	1.45%	#	8/1/2029	Aa3	3,500	3,496,675
MI Strat Fund–Detroit Edison	1.45%	#	9/1/2030	Aa3	1,000	999,050
Miami Dade Co Wtr & Swr (AGM)	5.25%		10/1/2018	AA	3,000	3,252,330
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,410,080
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,838,070
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,204,886
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,546,138
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	10,223,616
NE Public Power	5.00%		1/1/2024	A+	5,000	5,945,050
New Orleans Sewer	5.00%		6/1/2020	A	1,400	1,580,572
New Orleans Sewer	5.00%		6/1/2021	A	400	462,916
North Sumter Co Util Dep Dist	5.00%		10/1/2032	BBB+	8,000	8,964,160
Northern CA Pwr–Hydroelec #1	5.00%		7/1/2026	A+	3,600	4,305,600
Northern IL Muni Power	5.00%		12/1/2025	A2	2,710	3,379,316
Northern IL Muni Power	5.00%		12/1/2026	A2	2,315	2,913,983
OH Air Quality–FirstEnergy	3.625%	#	10/1/2033	Ba2	1,000	888,580
OH Air Quality–FirstEnergy	3.625%	#	10/1/2033	Ba2	2,000	1,777,160
OH Air Quality–Firstenergy	3.75%	#	12/1/2023	Ba2	6,000	5,789,640
OH Air Quality–FirstEnergy	5.70%		8/1/2020	Ba2	3,750	3,588,525
OH Air Quality–Firstenergy AMT	3.95%	#	11/1/2032	Ba2	3,000	2,688,780

See Notes to Financial Statements.	63

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Utilities (continued)
OH Air Quality–Ohio Vly Elec	5.625%		10/1/2019	BBB-	$8,000	$8,749,520
OH Wtr Dev Auth	5.00%		6/1/2023	AAA	5,500	6,813,125
OH Wtr Dev Auth–Firstenergy AMT	3.95%	#	11/1/2032	Ba2	6,000	5,377,560
PA Econ Dev–Philadelphia Biosolids	5.50%		1/1/2018	Baa3	1,030	1,064,217
PA Econ Dev–PPL Electric Utility Rmkt	4.00%		10/1/2023	A1	5,000	5,413,550
Philadelphia Gas Works	5.00%		8/1/2026	A	1,000	1,241,500
Philadelphia Gas Works	5.00%		8/1/2027	A	1,000	1,233,310
Philadelphia Water & Wastewater	5.00%		7/1/2022	A1	3,090	3,705,065
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2027	AAA	5,010	6,307,440
Piedmont Muni Pwr Agy	5.00%		1/1/2019	A-	1,250	1,357,788
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	4,750	5,409,205
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	9,005,198
Piedmont Muni Pwr Agy	5.25%		1/1/2019	A-	2,000	2,100,280
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	A3	10,640	11,907,011
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Caa3	7,000	5,302,500
PR Aqueduct & Swr Auth	6.125%		7/1/2024	Caa3	5,590	4,472,000
PR Elec Pwr Auth	5.00%		7/1/2029	Caa3	8,235	5,558,625
PR Elec Pwr Auth	5.00%		7/1/2037	Caa3	1,035	698,625
PR Elec Pwr Auth	5.00%		7/1/2042	Caa3	2,390	1,613,250
PR Elec Pwr Auth	5.25%		7/1/2019	Caa3	2,000	1,355,660
PR Elec Pwr Auth	5.25%		7/1/2026	Caa3	4,900	3,307,500
PR Elec Pwr Auth	5.25%		7/1/2040	Caa3	3,235	2,183,625
PR Elec Pwr Auth	5.50%		7/1/2038	Caa3	2,350	1,594,593
PR Elec Pwr Auth	7.00%		7/1/2033	Caa3	4,000	2,724,000
PR Elec Pwr Auth	7.00%		7/1/2040	Caa3	725	493,725
PR Elec Pwr Auth (AGM)	0.953%	#	7/1/2029	AA	5,720	4,204,200
Public Gas Partners Inc	5.00%		10/1/2019	A+	5,950	6,545,416
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A3	2,360	2,767,478
Salt River Agric Imp & Pwr Dist	5.00%		1/1/2021	Aa1	1,000	1,091,130
Salt River Agric Imp & Pwr Dist	5.00%		12/1/2023	Aa1	8,980	10,685,841
Salt Verde Fin Corp–Citi	5.50%		12/1/2029	BBB+	5,000	6,438,600
San Antonio Elec & Gas	5.00%		2/1/2022	Aa1	9,405	11,258,255
San Diego PFA Swr	5.00%		5/15/2020	AA+	5,000	5,531,950
San Diego Water	5.00%		8/1/2021	Aa3	7,275	8,649,102
San Diego Water	5.00%		8/1/2022	Aa3	3,000	3,659,940
San Francisco City & Co Pub Util Sys Commn	5.00%		11/1/2023	AA-	5,450	6,513,567

64	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Utilities (continued)
SC Pub Svc Auth–Santee Cooper	5.00%		12/1/2022	AA-	$1,100	$1,334,927
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA	4,000	5,033,160
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2021	AA	2,000	2,359,940
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2024	AA	1,000	1,254,900
TEAC–Goldman Sachs	5.00%		2/1/2018	A3	1,055	1,109,280
TEAC–Goldman Sachs	5.25%		9/1/2021	A3	3,000	3,513,060
TEAC–Goldman Sachs	5.25%		9/1/2024	A3	8,640	10,641,110
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2024	A3	23,000	26,956,690
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3	2,000	2,302,560
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3	2,000	2,291,400
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2021	BBB+	4,685	5,462,757
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2023	BBB+	2,925	3,526,322
TX Muni Gas Acq & Supply–ML	6.25%		12/15/2026	BBB+	31,660	40,191,104
UT Muni Pwr–Payson Pwr	5.00%		4/1/2021	A-	5,300	6,122,295
Western MN Muni Pwr Agy	5.00%		1/1/2022	Aa3	1,000	1,192,370
Western MN Muni Pwr Agy	5.00%		1/1/2023	Aa3	1,500	1,828,515
Wise Co IDA–VA Elec & Pwr Co	2.15%	#	10/1/2040	A2	5,425	5,579,070
WV EDA–Morgantown Energy AMT	2.875%		12/15/2026	Baa3	2,000	2,006,120
Wyandotte Co Unified Govt Utility Sys	5.00%		9/1/2021	A+	3,105	3,675,201
Total						630,878,178
Total Municipal Bonds (cost $4,686,125,096)						4,904,527,751

See Notes to Financial Statements.	65

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2016

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(f)	Date	Moody’s(a)	(000)	Value
SHORT-TERM INVESTMENTS 0.72%

Variable Rate Demand Notes 0.72%

Health Care 0.27%
AR DFA–Baptist Mem Hlth	0.75%	10/3/2016	9/1/2044	A-	$13,185	$13,185,000

Money Market Securities 0.41%
Appling Co Dev–GA Power	0.93%	10/3/2016	9/1/2029	A-	2,500	2,500,000
NYC GO (AGM)	0.96%	10/3/2016	11/1/2026	AA	17,945	17,945,000
Total						20,445,000

Other Revenue 0.02%
Pima Co IDA–Clark Co Detention†	1.12%	10/6/2016	9/1/2033	AA-	1,000	1,000,000

Utilities 0.02%
NYC Muni Water	0.96%	10/3/2016	6/15/2032	AA+	1,200	1,200,000
Total Short-Term Investments (cost $35,830,000)						35,830,000
Total Investments in Securities 99.61% (cost $4,721,955,096)						4,940,357,751
Cash and Other Assets in Excess of Liabilities(i) 0.39%						19,368,361
Net Assets 100.00%						$4,959,726,112

Open Futures Contracts at September 30, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	December 2016	298	Short	$(39,075,250)	$(214,885)

Note: See Footnotes to Schedules of Investments on page 155 of this report.

66	See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERMEDIATE TAX FREE FUND September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$–	$301,479,182	$3,243,751	(4)	$304,722,933
Lease Obligations	–	271,229,725	247,520	(4)	271,477,245
Other Revenue	–	236,227,954	40	(5)	236,227,994
Remaning Industries	–	4,092,099,579	–		4,092,099,579
Variable Rate Demand Notes	–	35,830,000	–		35,830,000
Total	$–	$4,936,866,440	$3,491,311		$4,940,357,751

Liabilities
Trust Certificates(6)	$–	$(1,250,000)	$–		$(1,250,000)
Total	$–	$(1,250,000)	$–		$(1,250,000)

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–		$–
Liabilities	(214,885)	–	–		(214,885)
Total	$(214,885)	$–	$–		$(214,885)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Schedule Financial Statements.
(6)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2015	$40
Accrued discounts/premiums	861
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	(692,251)
Purchases	–
Sales	–
Net transfers in or out of Level 3	4,182,661
Balance as of September 30, 2016	$3,491,311

See Notes to Financial Statements.	67

Schedule of Investments

AMT FREE MUNICIPAL BOND FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
MUNICIPAL BONDS 98.34%

Corporate-Backed 4.41%
Aleutians E Burough–Pribilof Islands (ACA)	5.50%		6/1/2025	NR	$375	$375,315
Beaver Co IDA–FirstEnergy Rmkt	2.70%	#	4/1/2035	Ba2	1,500	1,444,965
CA Poll Ctl–Poseidon Res†	5.00%		11/21/2045	Baa3	1,000	1,028,380
Citizens Property Insurance Corp	5.00%		6/1/2020	A+	500	569,095
Citizens Property Insurance Corp	5.00%		6/1/2021	A+	540	631,033
Courtland IDB–Intl Paper	6.25%		11/1/2033	Baa2	770	886,932
IA Fin Auth–Alcoa	4.75%		8/1/2042	BBB-	475	496,076
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B+	465	482,265
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB	1,045	1,241,794
LA Env Facs–Westlake Chem	6.50%		11/1/2035	BBB	100	118,937
LA Env Facs–Westlake Chem	6.75%		11/1/2032	BBB	500	530,525
Love Field Arpt–Southwest Airlines	5.25%		11/1/2040	Baa1	190	214,746
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	500	576,565
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	120	129,108
OK DFA–Waste Mgmt	2.375%	#	12/1/2021	A-	185	195,549
Phenix City IDB–Meadwestvaco	3.625%		5/15/2030	BBB	1,250	1,294,712
Warren Co–Intl Paper	5.80%		5/1/2034	BBB	100	115,505
Warren Co–Intl Paper	6.50%		9/1/2032	BBB	255	280,893
WI Pub Fin Auth–Celanese	4.05%		11/1/2030	BBB-	500	544,260
Total						11,156,655

Education 8.10%
Allegheny Co Hi Ed–Duquesne Univ	5.50%		3/1/2029	A	160	190,192
Build NYC Res Corp–CUNY	5.00%		6/1/2034	Aa2	325	393,881
CA Ed Facs–Santa Clara Univ	5.50%		4/1/2033	Aa3	20	21,318
CA Ed Facs–Santa Clara Univ	5.50%		4/1/2033	NR	245	261,555
CA Fin Auth–Emerson Clg	6.00%		1/1/2042	BBB+	250	295,533
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	NR	250	273,275
DE EDA–DE State Univ (AGM)	5.00%		10/1/2031	AA	410	494,017
Delaware CO PA Auth–Villanova Univ	4.00%		8/1/2040	A+	1,000	1,095,660
Dutchess Co LDC–Anderson Ctr	6.00%		10/1/2030	BB+	100	105,645
FL HI Ed–Nova Southeastern Univ	5.00%		4/1/2033	A-	300	359,640
FL HI Ed–Nova Southeastern Univ	5.00%		4/1/2035	A-	250	297,388
FL HI Ed–Nova Southeastern Univ	6.00%		4/1/2026	A-	170	199,774
FL HI Ed–Nova Southeastern Univ	6.375%		4/1/2031	A-	475	562,899
Fulton Co Dev–Tuff/Atlanta Hsg	5.00%		9/1/2032	A+	775	892,505

68	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
Education (continued)
Gainesville Redev–Riverside Mil Admy	5.125%		3/1/2027	BB+	(c)	$1,000	$1,001,960
Hempstead Town LDC–Adelphi Univ	5.00%		10/1/2034	A-		175	205,674
IL Fin Auth–DePaul Univ	6.00%		10/1/2032	A		715	869,790
IL Fin Auth–DePaul Univ	6.125%		10/1/2040	A		730	892,031
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2020	Baa3		100	100,300
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2021	Baa3		500	501,415
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2031	Baa3		500	500,665
IL Fin Auth–IL Wesleyan Univ	5.00%		9/1/2036	A-		740	851,614
LA PFA–Loyola Univ	5.25%		10/1/2029	BBB+		680	779,219
LA PFA–LSU Nicholson Gateway	5.00%		7/1/2046	A3		550	636,740
MA DFA–Emmanuel College	5.00%		10/1/2043	Baa2		750	871,605
Marietta Dev Auth–Life Univ	7.00%		6/15/2039	Ba3		125	131,096
McAllister Academic Vlg–AZ State Univ	5.25%		7/1/2030	AA-		125	134,179
Morgan State Univ	5.00%		7/1/2027	A+		670	791,196
Morgan State Univ	5.00%		7/1/2030	A+		350	410,798
Morgan State Univ	5.00%		7/1/2032	A+		450	526,828
NH Hlth & Ed–Sthrn NH Univ	5.00%		1/1/2019	A		225	243,983
NJ Ed Facs–Kean Univ	5.25%		9/1/2029	A2		160	177,718
NY Dorm–Cornell Univ	5.00%		7/1/2034	Aa1		250	277,163
NY Dorm–Pace Univ	5.00%		5/1/2029	NR		5	6,102
NY Dorm–Pace Univ	5.00%		5/1/2029	BB+		245	280,150
NY Dorm–Touro Clg	5.50%		1/1/2039	BBB-	(c)	400	454,672
NY Dorm–Yeshiva Univ	4.00%		11/1/2017	NR		75	77,508
NY Dorm–Yeshiva Univ	4.00%		11/1/2017	B3		140	143,420
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2021	A3		1,000	1,164,360
PA Hi Ed–St Josephs Univ	5.00%		11/1/2030	A-		905	1,023,157
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2044	Baa1		1,000	1,155,000
Univ of North Carolina–Wilmington	5.00%		6/1/2037	A1		715	830,372
Total							20,481,997

Financial Services 0.19%
IN Bd Bk–JP Morgan	1.426%	#	10/15/2022	A3		500	479,060

General Obligation 12.49%
Allegheny Co GO	5.00%		11/1/2041	AA-		1,000	1,194,810
Atlantic City Brd Ed (AGM)	6.00%		4/1/2034	AA		550	653,152
CA State GO	5.00%		9/1/2037	AA-		500	614,490
CA State GO	5.375%		11/1/2035	AA-		400	468,608

See Notes to Financial Statements.	69

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
General Obligation (continued)
CA State GO	5.50%	3/1/2040	AA-	$975	$1,113,421
CA State GO	6.50%	4/1/2033	AA-	300	341,976
Chicago Brd Ed	5.00%	12/1/2042	B+	575	517,701
Chicago Brd Ed	5.25%	12/1/2039	B+	250	234,700
Chicago Brd Ed	6.50%	12/1/2046	B+	100	103,444
Chicago GO	5.25%	1/1/2027	BBB+	270	277,420
Chicago GO	5.50%	1/1/2035	BBB+	230	244,207
Chicago GO	5.50%	1/1/2037	BBB+	985	1,041,687
Cook Co GO	5.00%	11/15/2031	AA-	350	415,692
Cook CO GO	5.25%	11/15/2024	AA-	1,500	1,718,430
Delaware Co IDA–Covanta	5.00%	7/1/2043	Ba2	500	513,155
Fraser Pub Sch Dist	5.75%	5/1/2033	AA-	400	471,548
HI State GO	5.00%	12/1/2028	AA+	650	770,256
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	225	257,792
IL State GO	5.00%	6/1/2027	BBB+	855	981,933
IL State GO	5.00%	1/1/2033	BBB+	575	612,524
IL State GO	5.00%	1/1/2033	BBB+	1,500	1,656,285
IL State GO	5.00%	1/1/2035	BBB+	1,000	1,095,970
IL State GO	5.50%	7/1/2033	BBB+	100	113,061
IL State GO	5.50%	7/1/2038	BBB+	1,175	1,311,934
Kansas City GO	5.00%	4/1/2040	AA-	1,000	1,164,370
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2	1,000	1,104,380
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	500	581,755
Los Angeles CCD	4.00%	8/1/2028	AA+	400	479,292
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	925	1,077,107
Middletown CSD	5.25%	12/1/2040	AA	250	302,795
NYC GO	5.00%	8/1/2023	AA	705	871,126
NYC GO	5.00%	8/1/2027	AA	575	703,777
PA State GO	4.00%	9/15/2030	AA-	1,000	1,124,770
Philadelphia GO	5.25%	7/15/2031	A+	600	720,192
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	370	447,778
PR Comwlth GO(e)	4.75%	7/1/2018	Caa3	370	227,476
PR Comwlth GO(e)	5.00%	7/1/2041	Caa3	495	300,713
PR Comwlth GO(e)	5.25%	7/1/2022	Caa3	250	153,750
PR Comwlth GO(e)	5.375%	7/1/2030	Caa3	955	589,713
PR Comwlth GO(e)	5.50%	7/1/2027	Caa3	1,040	646,100
PR Pub Bldg Auth GTD	5.50%	7/1/2027	Caa3	220	133,100

70	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
General Obligation (continued)
PR Pub Bldg Auth GTD	6.00%	7/1/2020	Caa3		$125	$76,010
PR Pub Bldg Auth GTD	6.25%	7/1/2026	Caa3		315	192,348
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA		155	155,789
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2023	A2		1,000	1,099,460
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2029	A2		465	499,796
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2031	A2		100	107,019
Stockton USD (AGM)	5.00%	7/1/2028	AA		750	877,162
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		500	624,100
Yosemite CCD	5.00%	8/1/2029	Aa2		500	622,580
Total						31,606,654

Health Care 17.79%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		300	338,361
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2027	AA-		300	357,237
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2028	AA-		345	409,256
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		515	561,345
Athens Clarke Co Dev–Catholic Hlth E	6.25%	11/15/2032	AA-		665	751,616
AZ Hlth Facs–Banner Hlth	5.50%	1/1/2038	AA-		1,285	1,355,996
CA Hlth–Providence Hlth	4.00%	10/1/2036	AA-		150	166,557
CA Hlth–Sutter Hlth	5.25%	8/15/2031	AA-		745	887,049
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		275	322,322
CA Statewide–Beverly	5.00%	2/1/2035	BBB-		750	870,525
CA Stwde–American Baptist	5.00%	10/1/2021	BBB+	(c)	635	739,451
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		500	565,055
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		750	874,687
CA Stwde–So Cal Presbyterian†	6.625%	11/15/2024	BBB-		110	126,310
Centre Co Hosp Auth–Mt Nittany Med Ctr	5.00%	11/15/2046	A		250	292,418
CO Hlth Facs–Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	317,377
CO Hlth Facs–Catholic Hlth	5.25%	2/1/2031	A-		750	843,473
CO Hlth Facs–Catholic Hlth	6.125%	10/1/2028	A-		165	181,163
CT Hlth & Ed–Hartford Hlthcare	5.00%	7/1/2032	A		640	712,877
CT Hlth & Ed–Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	611,450
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2021	NR		140	154,057
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		150	164,823
Cumberland Co Mun Auth–Diakon Lutheran	6.25%	1/1/2024	BBB+	(c)	15	16,771
Cumberland Co Mun Auth–Diakon Lutheran	6.25%	1/1/2024	NR		115	128,441
Dana-Farber Cancer Institute	5.00%	12/1/2041	A1		500	604,995
DeKalb Co Hsp–Children’s Hlthcare	5.00%	11/15/2029	AA+		530	590,971

See Notes to Financial Statements.	71

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		$400	$447,060
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		160	161,392
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	BBB-		480	555,499
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		400	489,684
Glynn Brunswick Mem Hsp–SE GA Hlth	5.625%	8/1/2034	NR		275	298,271
Glynn Brunswick Mem Hsp–SE GA Hlth	5.625%	8/1/2034	A2		30	32,306
Guadalupe Co–Seguin City Hospital	5.00%	12/1/2045	BB		500	538,390
Hamilton Co Hlth–Life Enriching Cmnty(d)	5.00%	1/1/2051	BBB-	(c)	445	500,273
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BBB		235	269,529
IL Fin Auth–Memorial Hlth Sys	5.50%	4/1/2034	AA-		795	875,891
IL Fin Auth–Northwestern Mem Hsp	5.75%	8/15/2030	AA+		275	312,334
IL Fin Auth–Rush Univ Med	6.375%	11/1/2027	Aaa		315	358,146
IL Fin Auth–Rush Univ Med	6.375%	11/1/2029	Aaa		220	250,133
IL Fin Auth–Rush Univ Med	6.375%	11/1/2029	Aaa		80	90,958
IL Fin Auth–Rush Univ Med	7.25%	11/1/2030	Aaa		250	282,518
IL Fin Auth–Univ of Chicago Med Ctr	5.50%	8/15/2036	AA-		760	848,441
IN Hlth Facs–Ascension Hlth	5.00%	11/15/2036	Aa2		400	481,740
Kaweah Delta Hlth Care Dist	5.00%	6/1/2040	A3		1,000	1,164,690
Kent Hsp Fin Auth–Metropolitan Hsp	6.25%	7/1/2040	BB		275	275,828
LA PFA–Ochsner Clinic	5.00%	5/15/2047	Baa1		200	232,624
Lucas Co Hsp–ProMedica Hlthcare	5.75%	11/15/2031	AA		300	358,581
MA DFA–Boston Med Ctr	4.00%	7/1/2038	BBB		150	157,530
MA DFA–Boston Med Ctr	5.00%	7/1/2037	BBB		200	233,372
MA Hlth & Ed–Catholic Hlth E	6.25%	11/15/2032	AA-		785	887,246
Martin Co Hlth–Martin Mem Med	5.50%	11/15/2032	A-		930	1,055,894
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	250	278,950
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		445	526,546
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba2		620	698,349
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba2		400	452,740
Mesquite Hlth–Christian Care Ctrs	5.00%	2/15/2035	BBB-	(c)	250	289,210
MI Fin Auth–Beaumont Hlth	5.00%	8/1/2033	A1		250	292,405
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		150	175,692
MN Hlth–Mayo Clinic(d)	5.00%	11/15/2036	AA		250	343,423
Montgomery Co Hlth–Catholic Hlth	6.25%	11/15/2034	NR		85	95,067
Montgomery Co Hlth–Catholic Hlth	6.25%	11/15/2034	AA-		20	22,522
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	A-	(c)	150	175,419
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,162,560

72	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
Montgomery Co IDA–Whitemarsh	5.375%	1/1/2050	NR		$1,070	$1,110,639
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		150	161,220
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2034	BBB+		1,100	1,271,424
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR		225	200,900
NJ Hlth–St Josephs Hlth	5.00%	7/1/2035	BBB-		500	587,120
NJ Hlth–St Josephs Hlth	5.00%	7/1/2036	BBB-		250	292,635
NJ Hlth–St Josephs Hlth	5.00%	7/1/2041	BBB-		250	291,485
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	163,227
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA		250	291,520
NY Dorm–NYU Hsps Ctr	5.75%	7/1/2031	A-		250	293,770
Orange CO Hlth–Orlando Hlth	5.00%	10/1/2044	A		1,250	1,482,187
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	279,595
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A+		500	582,865
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB+		950	1,201,218
Tallahassee Hlth–Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		500	576,540
UCal Med Ctr	4.50%	5/15/2036	AA-		1,000	1,164,340
UMass Mem Hlth	5.00%	7/1/2041	A-	(c)	450	527,576
Univ Med Ctr Corp	5.00%	7/1/2020	NR		500	569,255
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-		140	161,928
Vanderbilt Univ Med Ctr	5.00%	7/1/2046	NR		1,000	1,179,810
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2035	A-		500	595,750
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2036	A-		275	325,611
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		500	581,705
Westchester Co Hlth Care	5.00%	11/1/2046	BBB		450	526,464
Westchester CO Hlth Care	6.00%	11/1/2030	NR		265	317,271
Westchester CO Hlth Care	6.00%	11/1/2030	BBB		40	46,346
Westchester CO Hlth Care	6.125%	11/1/2037	NR		245	294,544
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		30	34,816
WI Hlth & Ed–Aurora Hlth	5.125%	4/15/2031	A2		295	344,466
WI Hlth & Ed–Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		840	935,138
Total						45,007,161

Housing 1.56%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		300	371,712
CA Muni Fin–Azusa Pacific Univ	5.00%	4/1/2041	Baa3		150	172,335
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB		100	117,655
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2040	Baa1		250	300,258
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		500	539,340

See Notes to Financial Statements.	73

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Housing (continued)
MD EDC–Univ of MD Hsg (AGM)	5.00%		6/1/2035	AA	$1,000	$1,203,740
New Hope Cultural–NCCD Clg Station	5.00%		7/1/2047	BBB-	750	847,290
Toledo/Lucas Port Auth–Univ Toledo	5.00%		7/1/2039	BBB-	350	384,559
Total						3,936,889

Lease Obligations 4.64%
CA Pub Wks–Riverside Campus	6.00%		4/1/2027	A+	250	280,850
CA Pub Wks–Various Cap Proj	5.00%		10/1/2028	A+	535	629,470
CA Pub Wks–Various Cap Proj	5.75%		3/1/2030	A+	310	357,036
CA Pub Wks–Various Cap Proj	6.625%		11/1/2034	A+	145	147,338
Delano Earlimart Irrigation Dist COP	5.00%		2/1/2028	AA-	475	529,654
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2026	AA	1,155	1,403,059
Essex Co Impt Auth–Newark	6.25%		11/1/2030	Ba1	250	275,575
IL Sports Facs Auth (AGM)	5.00%		6/15/2028	AA	865	990,719
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+	500	621,215
Los Angeles USD COP	5.00%		10/1/2025	A+	1,000	1,215,090
MI Fin Auth–Detroit Sch Dist	5.50%		6/1/2021	B	650	688,116
NJ EDA–Sch Facs	2.44%	#	3/1/2028	A-	500	461,525
NJ Hlth–Hsp Asset Trans	5.00%		10/1/2028	NR	110	118,757
NJ Hlth–Hsp Asset Trans	5.00%		10/1/2028	A-	390	411,450
North Hudson Sewerage Auth	5.00%		6/1/2024	NR	395	476,591
North Hudson Sewerage Auth	5.00%		6/1/2024	A	605	716,151
Philadelphia Muni Auth	6.375%		4/1/2029	A+	655	733,574
San Diego PFA–Master Lease	5.125%		9/1/2030	AA-	1,000	1,134,960
VA Transp Brd	4.75%		5/15/2035	AA+	470	534,653
Total						11,725,783

Other Revenue 7.18%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A3	235	262,909
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BB+	155	173,397
Arlington Higher Ed–Uplift Education	5.00%		12/1/2051	BBB-	250	288,043
Austin Convention†	5.75%		1/1/2034	BB	590	595,676
Austin Convention CR (BHAC)(XLCA)	5.00%		1/1/2034	AA+	200	201,690
Baltimore Conv Ctr–Hilton Hotel	5.875%		9/1/2039	BB	250	250,550
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%		9/1/2025	Ba1	595	596,422
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%		9/1/2026	Ba1	100	100,221
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2042	Baa3	700	836,682
Brooklyn Arena LDC–Barclays Ctr	6.25%		7/15/2040	BBB-	775	905,045

74	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Other Revenue (continued)
Brooklyn Arena LDC–Barclays Ctr (AGM)	4.00%	7/15/2035	AA	$250	$277,333
CA Infra & Econ Dev–Acad Motion Pict	4.00%	11/1/2045	Aa2	1,000	1,077,820
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2041	Aa2	250	297,957
CA Sch Fin Auth–Aspire†	5.00%	8/1/2041	BBB	500	571,985
Cleveland Arpt	5.00%	1/1/2029	A-	445	511,074
Cleveland Arpt	5.00%	1/1/2030	A-	555	635,619
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2042	BBB	275	305,442
Clifton Higher Ed–Uplift Education	4.25%	12/1/2034	BBB-	975	1,044,322
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	568,750
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB	435	505,861
DC Rev–KIPP Chtr Sch	6.00%	7/1/2043	BBB+	300	355,533
DC Rev–KIPP Chtr Sch	6.00%	7/1/2048	BBB+	200	236,352
Houston Hi Ed–Cosmos Fndtn	5.00%	2/15/2032	BBB	100	114,957
Houston HI Ed–Cosmos Fndtn	5.00%	2/15/2042	BBB	500	548,645
Houston Hi Ed–Cosmos Fndtn	5.875%	5/15/2021	BBB	200	220,242
Houston HI Ed–Cosmos Fndtn	6.50%	5/15/2031	BBB	620	747,460
Houston HI Ed–Cosmos Fndtn	6.875%	5/15/2041	BBB	125	157,304
IL Fin Auth–Noble Chrter Schs	6.125%	9/1/2039	BBB	900	1,056,438
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa2	475	566,960
La Vernia Hi Ed–Life Schools of Dallas	7.25%	8/15/2031	BBB-	250	293,647
Long Beach Nat Gas–ML	5.00%	11/15/2035	BBB+	675	863,406
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2046	A3	500	673,575
MD EDC–Chesapeake Bay Hyatt(e)	5.00%	12/1/2031	NR	100	60,000
NYC Cultural–Whitney Museum	5.25%	7/1/2026	A	500	575,605
Philadelphia Gas Works	5.00%	10/1/2032	A	750	910,395
PR Pub Bldg Auth GTD	5.25%	7/1/2027	Caa3	265	157,013
Selma IDB–Intl Paper	5.80%	5/1/2034	BBB	150	173,258
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2031	A3	395	449,869
Total					18,167,457

Special Tax 3.87%
Allentown Neighborhood Impt	5.00%	5/1/2027	Baa2	250	280,520
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	500	546,390
CT Spl Tax–Trans Infra	5.00%	8/1/2031	AA	470	570,373
CT Spl Tax–Trans Infra	5.00%	8/1/2034	AA	1,150	1,379,333
CT Spl Tax–Trans Infra	5.00%	9/1/2034	AA	500	599,065
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,500	1,776,150
Lancaster Redev Agy	6.00%	8/1/2024	BBB	250	282,005

See Notes to Financial Statements.	75

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Special Tax (continued)
MTA NY–Hudson Rail Yards	5.00%		11/15/2056	A2	$1,350	$1,560,978
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	1.695%	#	3/1/2024	AA-	500	487,250
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2030	AA	500	603,485
San Francisco Redev–Mission Bay South	5.00%		8/1/2043	A-	395	471,875
San Francisco Redev–Mission Bay South
(NPFGC)(FGIC)	5.00%		8/1/2041	AA-	300	362,916
San Jose Redev Agy (AMBAC)	5.00%		8/1/2018	BBB+	100	103,729
San Jose Spl Tax–Conv Ctr	5.50%		5/1/2024	A2	660	772,728
Total						9,796,797

Tax Revenue 3.99%
Casino Reinv Dev Auth	5.00%		11/1/2022	BBB+	225	245,756
Casino Reinv Dev Auth	5.25%		11/1/2044	BBB+	345	362,578
Hamilton Sales Tax	5.00%		12/1/2030	AA-	300	372,978
Hudson Yards	5.75%		2/15/2047	A	925	1,089,058
Met Pier & Expo Auth–McCormick Place	5.00%		6/15/2052	BBB	225	250,391
Met Pier & Expo Auth–Mccormick Place	5.50%		6/15/2053	BBB	265	310,209
Met Pier & Expo Auth–Mccormick Place (AGM)	Zero Coupon		6/15/2046	AA	1,435	416,451
Met Pier & Expo Auth–Mccormick Place TCRS (BAM)	5.00%		6/15/2053	AA	915	1,039,010
MTA NY–Dedicated Tax	5.50%		11/15/2039	NR	20	21,933
MTA NY–Dedicated Tax	5.50%		11/15/2039	AA	205	224,809
NY Conv Ctr Dev Corp	5.00%		11/15/2040	Aa3	250	301,315
NY UDC–PIT	5.00%		3/15/2033	AAA	750	900,967
NYC TFA–Future Tax	5.00%		2/1/2036	AAA	1,000	1,225,500
PR Corp Sales Tax	5.00%		8/1/2046	Caa3	585	438,750
PR Corp Sales Tax	5.25%		8/1/2027	CC	575	303,313
PR Corp Sales Tax	5.25%		8/1/2041	CC	1,135	598,713
PR Corp Sales Tax	5.75%		8/1/2037	CC	220	117,150
San Jose Spl Tax–Conv Ctr	5.50%		5/1/2026	A2	275	321,703
San Jose Spl Tax–Conv Ctr	6.50%		5/1/2036	A2	530	640,410
Sonoma Marin Area Rail Rmkt	5.00%		3/1/2028	AA	510	605,839
Yorba Linda Redev Agy	6.50%		9/1/2032	AA-	250	304,665
Total						10,091,498

76	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Tobacco 4.48%
Buckeye Tobacco	5.125%	6/1/2024	B-	$500	$488,070
Buckeye Tobacco	6.50%	6/1/2047	B-	1,450	1,478,724
Golden St Tobacco	5.00%	6/1/2030	A+	500	599,575
Golden St Tobacco	5.75%	6/1/2047	B-	1,500	1,522,290
MI Tob Settlement	5.125%	6/1/2022	B-	695	694,972
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A	150	171,257
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,100	1,308,659
RI Tob Settlement	5.00%	6/1/2035	BBB	475	530,043
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	540	611,302
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	700	826,525
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B-	1,615	1,559,412
TSASC	5.00%	6/1/2026	BB-	400	400,548
TSASC	5.00%	6/1/2034	B	1,135	1,137,826
Total					11,329,203

Transportation 15.08%
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+	1,000	1,208,960
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	732,993
Atlanta Arpt–PFC	5.00%	1/1/2028	AA-	1,000	1,229,200
Central TX Mobility Auth	5.00%	1/1/2045	BBB+	1,500	1,746,600
Central TX Tpk	5.00%	8/15/2033	BBB+	1,200	1,417,560
Central TX Tpk	5.00%	8/15/2037	BBB+	1,000	1,172,710
Charlotte Arpt	5.00%	7/1/2033	Aa3	575	656,242
Chicago Midway Arpt	5.00%	1/1/2026	A	210	250,030
Chicago Midway Arpt	5.00%	1/1/2046	A	1,000	1,175,290
Chicago O’Hare Arpt	5.00%	1/1/2035	A	1,040	1,143,532
Chicago O’Hare Arpt	5.50%	1/1/2031	A	120	138,836
Chicago O’Hare Arpt	5.625%	1/1/2035	A	920	1,060,530
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	100	118,017
Delaware River Port Auth	5.00%	1/1/2029	A	470	568,446
Delaware River Port Auth	5.00%	1/1/2034	A	800	951,472
DFW Arpt	5.00%	11/1/2028	A+	750	908,137
DFW Arpt	5.00%	11/1/2030	A+	850	1,016,141
FL Tpk Auth–Dept Trans	5.00%	7/1/2034	AA	500	578,510
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	500	276,615
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	875	1,047,034
Los Angeles Dept Arpts–LAX	5.00%	5/15/2035	AA-	710	804,252

See Notes to Financial Statements.	77

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Transportation (continued)
MA Port Auth	5.00%	7/1/2045	AA	$250	$299,650
Met DC Arpt	5.00%	10/1/2035	AA-	255	290,175
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2029	BBB+	500	597,200
Miami Dade Co Aviation–MIA	5.00%	10/1/2034	A	400	477,120
Miami Dade Co Aviation–MIA	5.50%	10/1/2029	NR	130	152,430
Miami Dade Co Aviation–MIA	5.50%	10/1/2029	A	410	477,420
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A	160	195,021
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A	515	623,191
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+	575	701,960
MTA NY	4.00%	11/15/2036	AA-	1,000	1,112,460
MTA NY–Dedicated Tax	5.25%	11/15/2029	AA	535	606,765
NJ Trans Trust Fund	5.75%	12/15/2031	A-	350	380,160
NJ Trans Trust Fund	6.00%	6/15/2035	A-	760	906,452
North TX Twy Auth	5.00%	1/1/2031	A2	250	297,335
North TX Twy Auth	5.00%	1/1/2040	A1	350	408,384
North TX Twy Auth	6.00%	1/1/2043	A1	1,120	1,312,114
NY Twy Auth	5.25%	1/1/2056	A-	300	364,908
PA Tpk Commn	5.00%	6/1/2029	A3	1,000	1,200,700
PA Tpk Commn	5.00%	12/1/2034	A1	100	118,663
PA Tpk Commn	5.00%	12/1/2039	A1	750	879,682
PA Tpk Commn	5.00%	12/1/2045	A1	400	467,104
PA Tpk Commn	5.50%	6/1/2033	A-	315	338,918
Port Auth NY & NJ	5.25%	10/15/2055	AA-	350	426,405
PR Hwy & Trans Auth	4.00%	7/1/2017	CC	240	63,658
Regional Trans Dist–Denver Trans	5.375%	1/15/2025	Baa3	85	95,418
Regional Trans Dist–Denver Trans	5.375%	7/15/2025	Baa3	830	934,962
Regional Trans Dist–Denver Trans	6.00%	1/15/2026	Baa3	120	138,943
Regional Trans Dist–Denver Trans	6.00%	1/15/2034	Baa3	1,000	1,153,880
Regional Trans Dist–Denver Trans	6.00%	1/15/2041	Baa3	100	114,481
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	548,453
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	559,103
San Diego Arpt	5.00%	7/1/2040	A	945	1,061,131
San Francisco Arpt	5.00%	5/1/2046	A+	1,000	1,202,200
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	1,250	1,444,875
Total					38,152,428

78	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Utilities 14.56%
Adelanto Util Sys	6.00%	7/1/2024	NR	$200	$222,174
Adelanto Util Sys	6.625%	7/1/2031	NR	100	113,036
Baltimore Wastewater	5.00%	7/1/2039	AA-	500	590,900
Baltimore Water	5.00%	7/1/2033	AA-	605	725,939
Capital Region Water Rev (BAM)	5.00%	7/15/2029	AA	1,200	1,470,432
Central Plains–Goldman Sachs	5.00%	9/1/2032	A3	500	572,060
Chicago Water	5.00%	11/1/2028	A	500	600,815
Chicago Water	5.00%	11/1/2039	A	855	970,211
Colorado Springs Utilities	5.25%	11/15/2033	AA	175	203,651
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3	840	918,775
Detroit Sewer	5.00%	7/1/2034	BBB+	385	450,889
Detroit Water	5.00%	7/1/2036	A-	330	365,241
Detroit Water (AGM)	4.625%	7/1/2032	AA	180	180,553
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	478,560
Gainesville Utility	5.25%	10/1/2034	Aa2	150	172,454
IN Fin Auth–Citizens Energy	5.00%	10/1/2046	AA-	500	590,490
IN Fin Auth–Ohio Vly Elec	5.00%	6/1/2032	BBB-	700	754,166
IN Muni Pwr	5.25%	1/1/2032	A+	450	543,334
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA	1,000	713,790
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,300	1,542,801
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	AA-	1,000	1,172,140
Long Beach Nat Gas–ML	5.50%	11/15/2030	BBB+	800	1,048,144
Long Beach Nat Gas–ML	5.50%	11/15/2037	BBB+	1,395	1,902,919
Los Angeles USD	5.00%	7/1/2023	Aa2	500	623,370
Lower Colo Riv Auth–Transmn Contract	5.00%	5/15/2040	A	320	375,130
Maricopa Co Poll Ctl–So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	555	622,360
New Orleans Water	5.00%	12/1/2045	A-	1,500	1,732,065
Norfolk Water	5.25%	11/1/2028	AA+	1,500	1,931,355
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	240	276,079
NY Env Facs–Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	574,382
NYC Muni Water	5.00%	6/15/2036	AA+	500	605,280
OH Air Quality–Ohio Vly Elec	5.625%	10/1/2019	BBB-	475	519,503
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	500	599,805
Paducah Electric (AGM)	5.00%	10/1/2034	AA	1,000	1,174,350
Philadelphia Gas Works	5.00%	8/1/2029	A	250	304,728
Philadelphia Water & Wastewater	5.00%	7/1/2028	A1	280	341,018
Pima Co IDA–Tucson Elec	4.95%	10/1/2020	A3	350	391,678

See Notes to Financial Statements.	79

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Utilities (continued)
PR Aqueduct & Swr Auth	6.125%	7/1/2024	Caa3	$670	$536,000
PR Elec Pwr Auth	5.00%	7/1/2028	Caa3	270	182,250
PR Elec Pwr Auth	5.25%	7/1/2028	Caa3	880	594,000
PR Elec Pwr Auth (AGC)	4.25%	7/1/2027	AA	240	241,817
Rowland Water Dist COP	6.50%	12/1/2035	A+	100	112,018
Salt Verde Fin Corp–Citi	5.00%	12/1/2037	BBB+	1,825	2,310,778
SC Pub Svc Auth–Santee Cooper	5.25%	12/1/2055	AA-	1,350	1,611,832
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%	11/1/2033	A3	830	1,051,776
TEAC–Goldman Sachs	5.25%	9/1/2026	A3	680	858,840
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2025	A3	950	1,108,612
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2028	A3	425	489,294
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2022	BBB+	905	1,074,371
Westmoreland Co Water (BAM)	5.00%	8/15/2042	AA	250	293,745
Total					36,839,910
Total Municipal Bonds (cost $234,993,021)					248,771,492

		Interest
		Rate	Final
	Interest	Reset	Maturity
	Rate#	Date(f)	Date
SHORT-TERM INVESTMENTS 0.28%

Variable Rate Demand Notes 0.28%

Corporate-Backed 0.24%
Port Arthur Nav Dist–Motiva	0.93%	10/3/2016	4/1/2040	A2	600	600,000

Utilities 0.04%
NYC Muni Water	0.96%	10/3/2016	6/15/2032	AA+	100	100,000
Total Short-Term Investments (cost $700,000)						700,000
Total Investments in Securities 98.62% (cost $235,693,021)						249,471,492
Cash and Other Assets in Excess of Liabilities(i) 1.38%						3,494,504
Net Assets 100.00%						$252,965,996

80	See Notes to Financial Statements.

Schedule of Investments (concluded)

AMT FREE MUNICIPAL BOND FUND September 30, 2016

Open Futures Contracts at September 30, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
Long U.S. Treasury Bond	December 2016	5	Short	$(840,781)	$10,499

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	December 2016	21	Short	$(2,753,625)	$(2,990)

Note: See Footnotes to Schedules of Investments on page 155 of this report.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$248,771,492	$–	$248,771,492
Variable Rate Demand Notes	–	700,000	–	700,000
Total	$–	$249,471,492	$–	$249,471,492

Other Financial Instruments
Futures Contracts
Assets	$10,499	$–	$–	$10,499
Liabilities	(2,990)	–	–	(2,990)
Total	$7,509	$–	$–	$7,509

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2016.

See Notes to Financial Statements.	81

Schedule of Investments

NATIONAL TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
MUNICIPAL BONDS 99.79%

Corporate-Backed 5.86%
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	$8,750	$9,837,712
CA Poll Ctl–Waste Mgmt AMT	3.25%	#	12/1/2027	A-	6,000	6,450,600
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-	3,575	3,982,157
Columbus Co Ind Facs–Intl Paper	5.70%		5/1/2034	BBB	2,165	2,493,149
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,000	1,149,940
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B+	5,235	5,429,376
IL Fin Auth–Leafs Hockey Club(e)	6.00%		3/1/2037	NR	1,550	434,000
LA Env Facs–Westlake Chem	6.75%		11/1/2032	BBB	7,750	8,223,137
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	Baa1	2,600	2,978,222
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2019	NR	1,495	1,498,767
MD EDC–Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR	855	513,000
Mission EDC–Waste Mgmt AMT	2.50%		8/1/2020	A-	13,500	14,091,705
NJ EDA–Goethals Brdg AMT	5.00%		7/1/2022	BBB-	1,650	1,896,791
NJ EDA–Goethals Brdg AMT	5.00%		1/1/2024	BBB-	1,500	1,758,765
NY Energy–ConEd AMT (XLCA)	0.98%	#	10/1/2035	A2	5,175	4,784,375
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	7,355	7,913,244
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	5,955	6,654,891
OH Wtr Dev Auth–FirstEnergy	4.00%	#	12/1/2033	Ba2	5,000	4,641,100
Onondaga Co IDA–Bristol Meyers AMT	5.75%		3/1/2024	A+	5,100	6,442,320
PA Econ Dev–US Airways	7.50%		5/1/2020	BB-	1,500	1,730,850
PA Econ Dev–US Airways	8.00%		5/1/2029	BB-	1,475	1,725,190
Phenix City IDB–Meadwestvaco	3.625%		5/15/2030	BBB	1,750	1,812,598
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	7,250,599
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-	5,145	5,895,707
Selma IDB–Intl Paper	6.25%		11/1/2033	BBB	3,230	3,720,508
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,515,460
Washington Co Wastewtr–Cargill AMT	2.375%	#	9/1/2030	A	5,000	5,151,850
West Pace Coop Dist(e)	9.125%		5/1/2039	NR	4,900	3,243,751
Total						124,219,764

Education 4.86%
Bulloch Co Dev–GA So Univ Hsg (AG)	5.25%		7/1/2028	A1	2,475	2,647,829
CA Ed–Stanford Univ	5.00%		6/1/2046	AAA	3,000	4,393,890
CA Fin Auth–Biola Univ	5.80%		10/1/2028	Baa1	1,000	1,079,770
CA Fin Auth–Emerson Clg	6.00%		1/1/2042	BBB+	1,875	2,216,494
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	NR	1,250	1,366,375

82	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
Education (continued)
CA Stwde–Windrush Sch(e)	5.50%		7/1/2037	NR		$1,000	$10
Davie Edu Facs–Nova Southeastern Univ	6.00%		4/1/2042	A-		3,040	3,732,938
Detroit Sch Dist	5.00%		5/1/2029	Aa1		4,000	4,568,480
Dutchess Co LDC–Anderson Ctr	6.00%		10/1/2030	BB+		920	971,934
FL HI Ed–Nova Southeastern Univ	5.00%		4/1/2035	A-		1,250	1,486,938
FL HI Ed–Nova Southeastern Univ	5.00%		4/1/2036	A-		1,000	1,184,960
Gainesville Redev–Riverside Mil Admy	5.125%		3/1/2027	BB+	(c)	4,575	4,583,967
Harrisburg Auth–Univ of Science	6.00%		9/1/2036	NR		3,840	3,718,502
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2019	Baa3		1,050	1,053,213
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2020	Baa3		1,900	1,905,700
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2031	Baa3		1,750	1,752,328
IL Fin Auth–IL Inst of Tech	6.25%		2/1/2019	Baa3		1,680	1,785,874
IL Fin Auth–IL Inst of Tech	7.125%		2/1/2034	Baa3		1,000	1,057,630
IL Fin Auth–IL Wesleyan Univ	5.00%		9/1/2036	A-		1,000	1,150,830
IL Fin Auth–IL Wesleyan Univ	5.00%		9/1/2046	A-		1,165	1,332,212
LA PFA–LSU Nicholson Gateway	5.00%		7/1/2046	A3		2,100	2,431,191
Louisville/Jeff Co Met Clg–Bellarmine	6.00%		5/1/2038	Baa3		2,500	2,626,500
MA DFA–Emmanuel College	5.00%		10/1/2043	Baa2		5,000	5,810,700
MA DFA–Wheelock Clg	5.25%		10/1/2037	BBB		3,750	3,873,600
Marietta Dev Auth–Life Univ	7.00%		6/15/2030	Ba3		5,000	5,363,850
NY Dorm–Barnard Clg	5.00%		7/1/2035	A1		2,400	2,895,504
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2040	A-		5,000	5,817,800
NY Dorm–NYU	5.00%		7/1/2030	AA-		2,155	2,608,994
NY Dorm–NYU	5.00%		7/1/2031	AA-		4,215	5,094,038
NY Dorm–SUNY	5.00%		7/1/2035	Aa2		2,100	2,432,871
NY Dorm–Touro Clg	5.25%		1/1/2034	BBB-	(c)	1,270	1,434,160
NY Dorm–Touro Clg	5.50%		1/1/2039	BBB-	(c)	2,450	2,784,866
PA Hi Ed–Drexel Univ	5.00%		5/1/2031	A		4,645	5,261,763
PA HI Ed–Drexel Univ	5.00%		5/1/2034	NR		2,750	3,303,465
Univ of Hawaii	6.00%		10/1/2038	Aa2		1,750	1,985,935
Univ of North Carolina–Wilmington	5.00%		6/1/2037	A1		6,340	7,363,022
Total							103,078,133

Financial Services 0.22%
IN Bd Bk–JP Morgan	1.426%	#	10/15/2022	A3		4,875	4,670,835

See Notes to Financial Statements.	83

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
General Obligation 15.08%
Allegheny Co GO	5.00%	11/1/2041	AA-	$5,500	$6,571,455
Bellwood GO	6.15%	12/1/2032	A	2,765	3,299,087
CA State GO	3.00%	9/1/2033	AA-	5,000	5,112,050
CA State GO	5.00%	2/1/2033	AA-	10,000	11,851,200
CA State GO	5.00%	9/1/2037	AA-	3,000	3,686,940
CA State GO	5.25%	9/1/2024	AA-	5,000	6,030,750
CA State GO	5.25%	8/1/2032	AA-	7,500	9,476,025
CA State GO	5.50%	3/1/2040	AA-	9,250	10,563,222
CA State GO	5.60%	3/1/2036	AA-	7,330	8,437,490
CA State GO	6.50%	4/1/2033	AA-	13,400	15,274,928
Central USD (AG)	5.625%	8/1/2033	AA	2,360	2,670,718
Chicago Brd Ed	5.25%	12/1/2039	B+	2,000	1,877,600
Chicago Brd Ed	6.50%	12/1/2046	B+	1,000	1,034,440
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,413,733
Chicago GO	5.00%	1/1/2034	BBB+	2,000	2,060,180
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,062,450
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,556,720
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,057,550
Chicago GO	5.50%	1/1/2042	BBB+	250	263,513
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,270,250
Cook Co GO	5.00%	11/15/2030	AA-	1,000	1,190,590
Cook Co GO	5.00%	11/15/2031	AA-	2,150	2,553,534
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	11,686,100
CT State GO	4.00%	8/15/2032	AA-	5,000	5,563,900
CT State GO(b)	5.00%	12/1/2022	AA-	10,000	11,744,150
CT State GO(b)	5.00%	12/1/2023	AA-	10,000	11,744,150
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	Ba2	4,000	4,190,200
HI St Ser DZ(b)	5.00%	8/15/2030	AA+	10,000	11,836,000
IL State GO	5.00%	6/1/2027	BBB+	2,000	2,296,920
IL State GO	5.00%	3/1/2030	BBB+	6,500	6,992,765
IL State GO	5.00%	1/1/2033	BBB+	3,500	3,728,410
IL State GO	5.00%	1/1/2035	BBB+	11,200	12,274,864
IL State GO	5.50%	7/1/2033	BBB+	3,985	4,505,481
IL State GO	5.50%	7/1/2038	BBB+	5,055	5,644,110
Kansas City GO	5.00%	4/1/2040	AA-	3,500	4,075,295
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	5,147,750
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	2,250	2,617,897

84	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
General Obligation (continued)
Los Angeles CCD	4.00%	8/1/2028	AA+	$2,700	$3,235,221
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	3,290	3,831,008
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,725,155
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,748,340
Nassau Co GO	5.00%	1/1/2035	A+	1,020	1,213,412
Nassau Co GO	5.00%	1/1/2036	A+	1,150	1,363,912
Nassau Co GO	5.00%	1/1/2038	A+	1,500	1,770,960
NYC GO	5.00%	10/1/2026	AA	11,860	13,973,096
NYC GO	5.00%	8/1/2027	AA	6,000	7,343,760
NYC GO	6.25%	10/15/2028	AA	215	238,153
PA State GO	4.00%	9/15/2030	AA-	10,000	11,247,700
Palm Springs USD	4.00%	8/1/2033	Aa3	4,500	5,097,105
Philadelphia GO	5.25%	7/15/2031	A+	1,400	1,680,448
Philadelphia GO	5.25%	7/15/2032	A+	3,000	3,587,610
Philadelphia GO	5.25%	7/15/2033	A+	1,000	1,192,180
Philadelphia GO (AGM)	5.25%	12/15/2027	AA	2,500	2,719,725
Philadelphia Sch Dist	6.00%	9/1/2038	A2	1,960	2,048,749
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,336,588
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,215	1,470,405
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,392,615
Port Houston Auth AMT	6.25%	10/1/2029	AAA	1,000	1,111,040
PR Comwlth GO(e)	5.00%	7/1/2019	Caa3	1,395	858,357
PR Comwlth GO(e)	5.00%	7/1/2020	Caa3	3,000	1,832,100
PR Comwlth GO(e)	5.50%	7/1/2026	Caa3	2,500	1,553,125
PR Comwlth GO(e)	5.50%	7/1/2039	Caa3	2,000	1,242,500
PR Comwlth GO(e)	6.50%	7/1/2037	Caa3	2,270	1,458,475
PR Comwlth GO(e)	6.50%	7/1/2040	Caa3	5,485	3,524,112
PR Comwlth GO(e)	8.00%	7/1/2035	Caa3	8,000	5,250,000
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2021	A2	2,250	2,481,413
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2022	A2	2,250	2,513,565
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2023	A2	3,250	3,573,245
Sweetwater UHSD (BAM)	5.00%	8/1/2026	AA	5,000	6,261,850
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	4,000	4,298,280
Yosemite CCD	Zero Coupon	8/1/2042	Aa2	3,000	2,310,570
Total					319,847,191

See Notes to Financial Statements.	85

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
Health Care 14.17%
Abag Fin Auth–Eskaton Pptys	5.00%		11/15/2035	BBB		$2,600	$2,932,462
Allen Co Hsp–Catholic Hlth Ptnrs	5.00%		5/1/2033	A+		7,065	8,116,978
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		3,000	3,299,820
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		2,100	2,288,979
Brevard Co Hlth–Health First	7.00%		4/1/2033	A		1,000	1,149,260
Butler Hlth Sys Hsp	7.125%		7/1/2029	Baa1		1,500	1,748,025
Butler Hlth Sys Hsp	7.25%		7/1/2039	Baa1		3,630	4,242,454
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2055	AA-		4,250	5,062,770
CA Hlth–Providence Hlth	4.00%		10/1/2036	AA-		1,350	1,499,013
CA Hlth–Providence Hlth	6.25%		10/1/2024	AA-		2,000	2,212,540
CA Hlth–Sutter Hlth	5.25%		8/15/2031	AA-		4,500	5,358,015
CA Statewide–Beverly	5.00%		2/1/2045	BBB-		5,000	5,782,450
CA Stwde–Eskaton Pptys	5.25%		11/15/2034	BBB		1,375	1,553,901
CA Stwde–Loma Linda Univ Med Ctr	5.50%		12/1/2054	BB		6,875	8,017,969
Cass Co–Essentia Hlth Rmkt (AG)	5.125%		2/15/2037	AA		5,000	5,541,500
Centre Co Hosp Auth–Mt Nittany Med Ctr	5.00%		11/15/2046	A		1,250	1,462,088
Chautauqua Co–Woman’s Christian Assn	8.00%		11/15/2035	NR		1,625	1,629,583
Chautauqua Co–Woman’s Christian Assn	8.00%		11/15/2030	NR		7,000	7,021,630
Cumberland Co Mun Auth–Diakon Lutheran	6.125%		1/1/2029	NR		900	1,002,708
Cumberland Co Mun Auth–Diakon Lutheran	6.125%		1/1/2029	BBB+	(c)	100	110,423
Dana-Farber Cancer Institute	5.00%		12/1/2041	A1		1,750	2,117,483
Dana-Farber Cancer Institute	5.00%		12/1/2046	A1		2,250	2,711,340
Denver Hlth & Hsp Auth	1.664%	#	12/1/2033	BBB		4,745	4,443,645
Denver Hlth & Hsp Auth	5.00%		12/1/2039	BBB		1,600	1,788,240
Denver Hlth & Hsp Auth	5.25%		12/1/2045	BBB		700	789,187
Dutchess Co LDC–Health Quest	5.00%		7/1/2046	A-		7,000	8,278,270
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%		7/1/2030	Ba1		1,510	1,688,542
Franklin Co Hlth–OPRS Cmntys	6.125%		7/1/2040	BBB-		4,400	5,092,076
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%		8/15/2054	AA-		4,825	5,906,813
Glynn Brunswick Mem Hsp–SE GA Hlth	5.50%		8/1/2028	A2		515	556,246
Greenville Hlth Sys	5.00%		5/1/2034	AA-		3,970	4,638,826
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2045	BB		1,500	1,615,170
Hamilton Co Hlth–Life Enriching Cmnty(d)	5.00%		1/1/2046	BBB-	(c)	1,000	1,132,680
Hamilton Co Hlth–Life Enriching Cmnty(d)	5.00%		1/1/2051	BBB-	(c)	1,250	1,405,263
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%		1/1/2026	AA+		2,500	2,834,513
IN Fin Auth–Major Hsp	5.00%		10/1/2029	Baa2		1,500	1,729,740
IN Hlth Facs–Ascension Hlth	5.00%		11/15/2036	Aa2		3,600	4,335,660

86	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		$920	$1,014,282
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,295,972
LA PFA–Ochsner Clinic	5.00%	5/15/2033	Baa1		1,625	1,936,448
LA PFA–Ochsner Clinic	6.25%	5/15/2031	Baa1		8,090	9,974,565
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(c)	1,350	1,494,693
Lucas Co Hsp–ProMedica Hlthcare	5.75%	11/15/2031	AA		3,700	4,422,499
MA DFA–Boston Med Ctr	4.00%	7/1/2038	BBB		675	708,885
MA DFA–Boston Med Ctr	5.00%	7/1/2037	BBB		900	1,050,174
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,000	3,347,400
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2036	BBB		1,320	1,572,186
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2038	BBB		2,250	2,671,403
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	13,240,567
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%	7/1/2032	Ba2		11,150	13,328,598
Mesquite Hlth–Christian Care Ctrs	5.00%	2/15/2035	BBB-	(c)	1,825	2,111,233
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BBB-	(c)	1,000	1,130,220
MN Hlth–Mayo Clinic(d)	5.00%	11/15/2036	AA		2,950	4,052,385
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2024	A-	(c)	3,150	3,700,336
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	A-	(c)	1,300	1,520,298
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		3,500	4,068,960
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		2,500	2,687,000
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2029	BBB+		1,000	1,184,150
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2030	BBB+		580	684,110
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2031	BBB+		1,620	1,902,058
NJ Hlth–Barnabas Hlth	5.625%	7/1/2037	A-		1,700	2,055,963
NJ Hlth–St Josephs Hlth	5.00%	7/1/2036	BBB-		500	585,270
NJ Hlth–St Josephs Hlth	5.00%	7/1/2041	BBB-		750	874,455
NJ Hlth–St Josephs Hlth	6.625%	7/1/2038	BBB-		5,500	6,049,010
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA		1,875	2,186,400
NY Dorm–NYU Hsps Ctr	5.75%	7/1/2031	A-		1,985	2,332,534
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2040	Ba1		1,300	1,469,338
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,706,288
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	6,268,860
Orange CO Hlth–Orlando Hlth	5.00%	10/1/2044	A		2,750	3,260,813
Pell City Spl Care Facs–Noland Hlth	5.00%	12/1/2031	A		4,845	5,482,457
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A+		6,750	7,868,677
Regents UCal Med Ctr	5.25%	5/15/2038	AA-		3,000	3,638,160
Tallahassee Hlth–Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		1,250	1,441,350

See Notes to Financial Statements.	87

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
Tallahassee Hlth–Tallahassee Mem Hlth	5.00%	12/1/2055	Baa1		$2,300	$2,630,142
Tarrant Co Cultural–Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,670,340
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2044	BBB+	(c)	550	632,258
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2049	BBB+	(c)	750	859,290
Thomasville Hsp Auth–John Archbold	5.125%	11/1/2030	A+		2,500	2,836,525
UCal Med Ctr	4.50%	5/15/2036	AA-		5,000	5,821,700
UMass Mem Hlth	5.00%	7/1/2041	A-	(c)	700	820,673
UMass Mem Hlth	5.00%	7/1/2046	A-	(c)	2,355	2,750,122
Univ Med Ctr Corp	6.25%	7/1/2029	NR		895	1,021,875
Univ Med Ctr Corp	6.50%	7/1/2039	NR		3,025	3,474,212
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-		5,000	5,783,150
Vanderbilt Univ Med Ctr	5.00%	7/1/2046	NR		4,000	4,719,240
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2035	A-		4,500	5,361,750
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2036	A-		2,445	2,894,978
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		4,000	4,653,640
Westchester Co Hlth Care	5.00%	11/1/2046	BBB		2,525	2,954,048
WV Hsp–Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,118,220
Total						300,416,422

Housing 1.81%
CA Muni Fin–Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,750	2,010,575
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	647,103
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,601,647
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2040	Baa1		1,000	1,201,030
CA Stwde–CHF-Irvine LLC	6.00%	5/15/2023	Aaa		5,000	5,417,850
Dekalb Newton Gwinnett Co–GGC Fndtn	6.00%	7/1/2034	A+		1,500	1,688,190
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,000	5,393,400
HI Hsg Fin & Dev–Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A1		2,000	2,202,020
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	BB		1,385	1,500,592
Los Angeles Hsg	6.25%	6/1/2034	A-		4,220	4,530,465
MD EDC–Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA		2,130	2,563,966
MD EDC–Univ of MD Hsg (AGM)	5.00%	6/1/2043	AA		500	594,345
New Hope Cultural–NCCD Clg Station	5.00%	7/1/2047	BBB-		5,000	5,648,600
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,120,300
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2039	BBB-		1,150	1,263,551
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,077,660
Total						38,461,294

88	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Lease Obligations 6.30%
CA Pub Wks–Judicial Council	5.00%		12/1/2028	A+	$5,600	$6,620,712
CA Pub Wks–Various Cap Proj	5.00%		4/1/2033	A+	8,500	9,930,040
CA Pub Wks–Various Cap Proj	5.125%		10/1/2031	A+	2,500	2,927,475
CA Pub Wks–Various Cap Proj	5.375%		11/1/2022	A+	5,000	5,656,900
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2026	AA	5,275	6,407,912
Erie Co IDA–Buffalo Sch Dist	5.25%		5/1/2028	AA	7,000	8,247,330
Goodyear Pub Impt	6.00%		7/1/2031	AA-	2,350	2,550,737
Houston Co Coop Dist–Country Crossing(e)	12.50%		5/15/2020	NR	1,768	247,520
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA	3,500	4,037,390
IN Fin Auth–I-69 AMT	5.25%		9/1/2034	BB-	2,400	2,633,904
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2035	BBB	6,500	7,488,715
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2040	BBB	3,000	3,440,340
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2044	BBB	3,145	3,602,440
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+	4,500	5,590,935
MD EDC–Purple Line Light Rail AMT	5.00%		3/31/2046	BBB+	1,250	1,484,525
MD EDC–Purple Line Light Rail AMT	5.00%		3/31/2051	BBB+	2,450	2,900,310
MI Fin Auth–Detroit Sch Dist	5.50%		6/1/2021	B	10,000	10,586,400
NJ EDA–Goethals Brdg AMT	5.625%		1/1/2052	BBB-	7,500	8,814,750
NJ EDA–Sch Facs	2.44%	#	3/1/2028	A-	4,625	4,269,106
NJ Trans Trust Fund	5.00%		12/15/2023	A-	4,425	5,149,107
NYC TFA–Bldg Aid	5.00%		7/15/2030	AA	10,000	11,966,600
NYC TFA–Bldg Aid	5.00%		7/15/2031	AA	6,000	7,168,980
Philadelphia Muni Auth	6.375%		4/1/2029	A+	2,000	2,239,920
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	A+	3,150	3,951,014
San Diego PFA–Master Lease	5.25%		9/1/2035	AA-	5,000	5,690,250
Total						133,603,312

Other Revenue 7.84%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A3	8,015	8,966,861
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BB+	5,750	6,432,467
Arlington Higher Ed–Uplift Education	5.00%		12/1/2046	BBB-	1,100	1,272,546
Arlington Higher Ed–Uplift Education	5.00%		12/1/2051	BBB-	1,250	1,440,213
Austin Convention†	5.75%		1/1/2034	BB	5,000	5,048,100
Austin Convention CR (BHAC)(XLCA)	5.00%		1/1/2034	AA+	2,400	2,420,280
Baker Correctional Dev	7.50%		2/1/2030	NR	3,500	2,795,275
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2042	Baa3	3,150	3,765,069
Brooklyn Arena LDC–Barclays Ctr	6.375%		7/15/2043	BBB-	9,000	10,546,380
Brooklyn Arena LDC–Barclays Ctr (AGM)	4.00%		7/15/2035	AA	500	554,665

See Notes to Financial Statements.	89

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value
Other Revenue (continued)
CA Infra & Econ Dev–Acad Motion Pict	5.00%		11/1/2041	Aa2		$2,500	$2,979,575
CA Infra & Econ Dev–Gladstone Inst	5.25%		10/1/2034	A-		8,100	9,419,247
CA Sch Fin Auth–Aspire†	5.00%		8/1/2041	BBB		1,250	1,429,963
City of Miami Beach–Parking Revs (BAM)	5.00%		9/1/2040	AA		2,000	2,360,180
Cleveland Arpt	5.00%		1/1/2030	A-		2,000	2,290,520
Clifton Higher Ed–IDEA Pub Schs	6.00%		8/15/2043	BBB		1,000	1,185,420
Clifton Higher Ed–Uplift Education	5.70%		12/1/2025	BBB-		2,000	2,288,460
Clifton Higher Ed–Uplift Education	6.00%		12/1/2030	BBB-		1,000	1,156,110
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB		1,500	1,744,350
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	BBB+		1,000	1,185,110
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	BBB+		1,000	1,181,760
Doctor Charles Drew Admy COP(e)	5.70%		11/1/2036	NR		1,480	296,000
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	BB-	(c)	5,500	6,432,360
HI Dept Budget–Hawaiian Electric AMT	3.25%		1/1/2025	Baa2		3,250	3,493,100
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB		5,100	5,986,482
IN Fin Auth–Drexel Foundation	7.00%		10/1/2039	B-		1,250	1,279,625
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	Aa2		6,645	7,931,472
Kansas City IDA–Derrick Thomas Sch†	5.875%		1/1/2037	NR		1,850	462,500
Long Beach Nat Gas–ML	1.997%	#	11/15/2027	BBB+		9,000	8,555,760
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2046	A3		5,000	6,735,750
MA DFA–Broad Inst	5.25%		4/1/2037	AA-		7,250	8,391,802
Met Boston Trans Pkg Corp	5.25%		7/1/2033	A+		11,000	12,868,900
MI Fin Auth–Student Loan AMT	5.00%		11/1/2020	Aa3		1,750	1,951,407
MI Fin Auth–Student Loan AMT	5.00%		11/1/2021	Aa3		1,500	1,702,050
MI Fin Auth–Student Loan AMT	5.00%		11/1/2022	Aa3		1,650	1,898,078
MI Pub Ed–Bradford Admy	8.75%		9/1/2039	NR		2,250	1,800,023
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.125%		1/1/2025	NR		1,250	50,000
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%		1/1/2037	NR		1,700	68,000
Mohave Co IDA–Mohave Prison	8.00%		5/1/2025	BBB+		6,500	6,533,540
NJ EDA–Team Academy	6.00%		10/1/2043	BBB		3,500	4,054,750
Philadelphia Gas Works	5.00%		10/1/2032	A		4,115	4,995,034
Pima Co IDA–American Charter Sch	5.50%		7/1/2026	BB	(c)	3,260	3,235,485
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%		7/15/2039	A3		7,000	7,021,420
Total							166,206,089

Special Tax 3.13%
Allentown Neighborhood Impt	5.00%		5/1/2035	Baa2		4,300	4,698,954
Aurora TIF–East River	6.75%		12/30/2027	NR		790	842,598

90	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value
Special Tax (continued)
Baltimore Spl Oblig–E Baltimore Resrch	7.00%		9/1/2038	NR	$1,500	$1,584,525
CT Spl Tax–Trans Infra	5.00%		8/1/2034	AA	3,600	4,317,912
Fontana PFA–North Fontana Redev (AMBAC)	5.50%		9/1/2032	A+	2,000	2,006,660
Gramercy Farms CDD~	Zero Coupon		5/1/2039	NR	5,240	1,048,000
Gramercy Farms Cmnty Dev Dist(e)	5.25%		5/1/2039	NR	1,340	13
HI Dept Home Lands	5.875%		4/1/2034	A1	3,000	3,301,650
Houston Co Coop Dist–Country Crossing(e)	10.00%		5/1/2039	NR	5,000	550,000
Inland Valley Redev Agy	5.25%		9/1/2037	A-	3,375	3,996,338
Irvine CFD–Great Park	5.00%		9/1/2044	NR	500	563,525
Millsboro Spl Oblig–Plantation Lakes	5.45%		7/1/2036	NR	1,996	1,923,405
MTA NY–Hudson Rail Yards	5.00%		11/15/2056	A2	3,040	3,515,091
NJ EDA–Kapkowski Rd Landfill	6.50%		4/1/2028	Ba2	2,325	2,943,543
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	1.695%	#	3/1/2024	AA-	4,500	4,385,250
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2030	AA	1,000	1,206,970
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2031	AA	1,400	1,680,742
Riverside Co Redev Agy–Tax Alloc	6.50%		10/1/2040	A-	2,000	2,348,440
Riverside Co Redev Agy–Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon		10/1/2041	A	11,195	11,287,919
San Diego Redev Agy–No Pk Redev	7.00%		11/1/2039	A	2,500	2,866,600
San Francisco Redev–Mission Bay South	5.00%		8/1/2043	A-	1,400	1,672,468
San Francisco Redev–Mission Bay South	7.00%		8/1/2033	BBB+	1,000	1,253,650
San Francisco Redev–Mission Bay South	7.00%		8/1/2041	BBB+	1,400	1,755,110
San Francisco Redev–Mission Bay South (NPFGC)(FGIC)	5.00%		8/1/2041	AA-	1,800	2,177,496
Sparks Tourism Impt Dist†	6.50%		6/15/2020	B1	1,145	1,205,021
Sparks Tourism Impt Dist†	6.75%		6/15/2028	B1	2,500	2,634,875
Stone Canyon CID(e)	5.70%		4/1/2022	NR	1,000	250,000
Stone Canyon CID(e)	5.75%		4/1/2027	NR	1,300	325,000
Total						66,341,755

Tax Revenue 5.90%
Hamilton Sales Tax	5.00%		12/1/2030	AA-	2,700	3,356,802
MA Sch Bldg Auth–Sales Tax(b)	5.00%		2/1/2028	AA+	20,000	23,525,000
Met Pier & Expo Auth–Mccormick Place	5.50%		6/15/2053	BBB	4,150	4,857,990
Met Pier & Expo Auth–Mccormick Place (AGM)	Zero Coupon		6/15/2045	AA	3,145	954,193
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon		12/15/2030	AA-	10,000	5,811,900

See Notes to Financial Statements.	91

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Tax Revenue (continued)
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	AA-	$20,000	$8,691,000
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	AA-	15,000	6,215,850
NJ EDA–Cigarette Tax	5.00%	6/15/2023	BBB+	2,065	2,347,926
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	1,000	1,125,670
Nrthn IN Cmmtr Trans Dist	5.00%	7/1/2041	AA-	3,250	3,877,055
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	2,500	3,013,150
NYC TFA–Future Tax(b)	5.00%	11/1/2028	AAA	4,000	4,634,280
NYC TFA–Future Tax(b)	5.00%	12/1/2028	AAA	12,000	13,902,840
PR Corp Sales Tax	5.00%	8/1/2043	CC	5,130	2,680,425
PR Corp Sales Tax	5.25%	8/1/2041	CC	7,165	3,779,537
PR Corp Sales Tax	5.375%	8/1/2039	CC	6,510	3,434,025
PR Corp Sales Tax	5.50%	8/1/2040	CC	5,580	2,957,400
PR Corp Sales Tax	6.125%	8/1/2029	CC	2,000	1,077,500
PR Corp. Sales Tax	5.00%	8/1/2040	Caa3	5,040	3,780,000
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA	14,000	16,339,400
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A2	4,190	5,010,402
Yorba Linda Redev Agy	6.00%	9/1/2026	A-	1,145	1,376,370
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	2,000	2,437,320
Total					125,186,035

Tobacco 3.35%
Buckeye Tobacco	5.125%	6/1/2024	B-	10,000	9,761,400
Buckeye Tobacco	6.50%	6/1/2047	B-	2,500	2,549,525
Golden St Tobacco	5.00%	6/1/2033	B-	2,245	2,264,195
Golden St Tobacco	5.125%	6/1/2047	B-	6,500	6,500,195
Golden St Tobacco	5.75%	6/1/2047	B-	4,500	4,566,870
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	5,625	6,692,006
RI Tob Settlement	5.00%	6/1/2035	BBB	3,525	3,933,477
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	4,490	5,082,859
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	4,500	5,313,375
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,308,700
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	3,750	3,784,012
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-	6,255	6,001,735
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B-	2,000	1,931,160
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	5,195	5,098,737
TSASC	5.00%	6/1/2026	BB-	3,180	3,184,357

92	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Tobacco (continued)
TSASC	5.125%	6/1/2042	B-	$2,000	$1,978,740
Total					70,951,343

Transportation 20.08%
Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+	2,000	2,419,880
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+	1,500	1,813,440
Atlanta Arpt–PFC	5.00%	1/1/2028	AA-	1,000	1,229,200
Atlanta Arpt–PFC	5.00%	1/1/2031	AA-	5,000	6,021,000
Central TX Mobility Auth	5.00%	1/1/2045	BBB+	4,500	5,239,800
Central TX Mobility Auth	6.00%	1/1/2041	BBB+	10,000	12,009,900
Central TX Tpk	5.00%	8/15/2033	BBB+	4,550	5,374,915
Charlotte Arpt	5.00%	7/1/2031	Aa3	4,815	5,788,400
Chicago Midway Arpt AMT	5.00%	1/1/2026	A	2,000	2,369,840
Chicago O’Hare Arpt	5.625%	1/1/2035	A	1,450	1,671,488
Chicago O’Hare Arpt AMT	5.00%	1/1/2046	A	1,000	1,134,830
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	900	1,062,153
Cleveland Arpt (AMBAC)	5.25%	1/1/2020	A-	2,550	2,845,137
Delaware River Port Auth	5.00%	1/1/2034	A	7,200	8,563,248
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	AA-	4,200	2,665,194
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	AA-	7,720	3,199,554
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	4,500	2,489,535
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-	5,000	6,039,300
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	8,000	9,645,360
HI Arpt	5.00%	7/1/2034	A+	3,000	3,371,220
HI Arpts AMT	5.00%	7/1/2041	A+	5,000	5,817,800
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2035	BB-	4,000	4,462,680
Houston Arpt–Continental Airlines AMT	6.625%	7/15/2038	BB-	2,500	2,899,250
Lee Co Arpt AMT	5.375%	10/1/2032	A	3,695	4,214,628
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2041	AA	4,000	4,746,480
MA Port Auth AMT	5.00%	7/1/2040	AA	1,500	1,757,985
MA Port Auth AMT	5.00%	7/1/2045	AA	3,315	3,871,124
Met DC Arpt AMT	5.00%	10/1/2027	AA-	3,250	3,939,845
Met DC Arpt AMT	5.00%	10/1/2028	AA-	2,000	2,375,180
Met DC Arpt AMT	5.00%	10/1/2035	AA-	4,525	5,409,004
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2030	BBB+	550	656,040
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2032	BBB+	1,160	1,378,996
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2043	BBB+	1,500	1,766,475
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A	4,435	5,297,164

See Notes to Financial Statements.	93

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Transportation (continued)
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A		$2,500	$2,965,975
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(c)	5,900	7,640,087
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,403,920
MTA NY	4.00%	11/15/2036	AA-		5,000	5,562,300
MTA NY	5.00%	11/15/2030	AA-		5,095	6,109,465
MTA NY	6.50%	11/15/2028	AA-		1,905	2,129,276
New Orleans Aviation Brd AMT	5.00%	1/1/2040	A-		5,000	5,740,700
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1		2,750	3,190,413
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1		1,000	1,154,640
NJ Trans Trust Fund	6.00%	6/15/2035	A-		4,500	5,367,150
North TX Twy Auth	5.00%	9/1/2028	AA+		10,000	11,690,500
North TX Twy Auth	5.00%	1/1/2040	A1		4,350	5,075,624
North TX Twy Auth	6.00%	1/1/2025	A1		615	653,069
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		5,150	5,836,237
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		10,785	12,377,082
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2022	Baa1		1,125	1,322,021
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1		970	1,163,777
OK Tpk Auth(b)	5.00%	2/1/2027	AA-		5,000	5,796,800
OK Tpk Auth(b)	5.00%	11/1/2027	AA-		11,000	12,752,960
PA Econ Dev–Rapid Bridge AMT	5.00%	12/31/2038	BBB		2,500	2,921,650
PA Econ Dev–Rapid Bridge AMT	5.00%	6/30/2042	BBB		8,500	9,902,330
PA Tpk Commn	5.00%	6/1/2029	A3		9,000	10,806,300
PA Tpk Commn	5.00%	12/1/2032	A-		7,000	8,031,100
PA Tpk Commn	5.00%	12/1/2045	A1		3,350	3,911,996
PA Tpk Commn	6.00%	12/1/2034	NR		1,720	2,067,612
PA Tpk Commn	6.00%	12/1/2034	A-		10,280	12,118,475
Port Auth NY & NJ	5.25%	10/15/2055	AA-		3,325	4,050,848
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA		1,875	2,201,231
Port Auth NY & NJ AMT	5.00%	12/1/2021	AA-		6,365	7,514,646
Port Oakland AMT	5.00%	5/1/2028	A+		2,350	2,694,181
Port Oakland AMT (NPFGC)(FGIC)	5.00%	11/1/2026	AA-		2,285	2,372,721
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	AA-		2,000	2,319,240
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA		2,000	2,266,600
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA		2,000	2,328,080
PR Hwy & Trans Auth (AMBAC)	5.25%	7/1/2038	CC		2,000	2,135,980
Regional Trans Dist–Denver Trans	6.00%	1/15/2034	Baa3		1,800	2,076,984
Regional Trans Dist COP	5.375%	6/1/2031	Aa3		5,200	5,880,316

94	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
San Antonio Arpt AMT	5.00%		7/1/2045	A+	$8,435	$9,667,185
San Antonio Arpt AMT (AGM)	5.25%		7/1/2032	AA	1,500	1,540,920
San Francisco Arpt AMT	5.00%		5/1/2025	A+	10,000	11,617,800
San Francisco Arpt AMT	5.00%		5/1/2046	A+	16,000	18,717,600
San Francisco Arpt AMT	5.25%		5/1/2033	A+	7,000	8,196,860
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	BBB-	12,750	14,737,725
San Jose Arpt AMT	6.25%		3/1/2034	A2	5,000	5,896,350
South Carolina Ports AMT	5.25%		7/1/2055	A+	5,000	5,755,200
St Louis Arpt–Lambert Intl Arpt	6.25%		7/1/2029	A-	3,020	3,422,626
VA Port Auth AMT	5.00%		7/1/2029	Aa3	8,615	10,325,939
VA Small Bus Fing–95 Express Lanes AMT	5.00%		7/1/2034	BBB-	1,525	1,684,225
VA Small Bus Fing–95 Express Lanes AMT	5.00%		1/1/2040	BBB-	4,880	5,339,794
VA Small Bus Fing–Elizabeth River AMT	5.25%		1/1/2032	BBB	6,100	7,079,843
VA Small Bus Fing–Elizabeth River AMT	6.00%		1/1/2037	BBB	1,500	1,809,270
Wayne Co Arpt AMT	5.00%		12/1/2039	A	1,700	1,911,565
Total						425,781,233

Utilities 11.19%
Atlanta Wtr & Wastewtr	6.00%		11/1/2028	AA-	3,000	3,457,620
Atlanta Wtr & Wastewtr	6.00%		11/1/2029	AA-	4,000	4,610,160
Baltimore Wastewater	5.00%		7/1/2039	AA-	4,250	5,022,650
Baltimore Water	5.00%		7/1/2032	AA-	2,435	2,931,862
Beaver Co IDA–FirstEnergy	4.00%	#	1/1/2035	Ba2	5,000	4,333,950
Central Plains–Goldman Sachs	5.00%		9/1/2032	A3	5,000	5,720,600
Central Plains–Goldman Sachs	5.25%		9/1/2037	A3	8,685	10,024,574
Chicago Water	5.00%		11/1/2028	A	500	600,815
Chicago Water	5.00%		11/1/2029	A	875	1,047,156
Chicago Water	5.00%		11/1/2030	A	500	597,405
Chicago Water	5.00%		11/1/2039	A	2,600	2,950,350
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	Aa2	2,125	2,382,656
CO Public Auth–ML	6.50%		11/15/2038	BBB+	3,270	4,784,239
Compton Water	6.00%		8/1/2039	NR	5,500	5,841,770
DE EDA–NRG Energy	5.375%		10/1/2045	Baa3	8,250	9,023,685
Detroit Sewer	5.00%		7/1/2034	BBB+	1,595	1,867,968
Detroit Sewer	5.00%		7/1/2035	BBB+	1,335	1,554,474
El Dorado Irrigation Dist (AGM)	5.00%		3/1/2034	AA	3,600	4,307,040
FL Muni Pwr Agy	6.25%		10/1/2031	A2	4,000	4,623,280
IN Fin Auth–Citizens Energy	5.00%		10/1/2046	AA-	4,500	5,314,410

See Notes to Financial Statements.	95

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Utilities (continued)
IN Fin Auth–Ohio Vly Elec	5.00%		6/1/2032	BBB-		$2,250	$2,424,105
IN Fin Auth–Ohio Vly Elec	5.00%		6/1/2039	BBB-		2,000	2,121,000
IN Muni Pwr	5.25%		1/1/2030	A+		2,000	2,421,860
IN Muni Pwr	5.25%		1/1/2032	A+		2,050	2,475,191
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2027	AA		4,875	3,245,677
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA		2,015	2,391,342
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2035	AA-		5,000	5,879,450
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	AA-		4,000	4,688,560
Lansing Brd Wtr & Light	5.00%		7/1/2030	AA-		4,735	5,457,419
Long Beach Nat Gas–ML	5.50%		11/15/2037	BBB+		3,300	4,501,530
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA		9,710	11,365,458
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2040	A		2,625	3,077,235
Maricopa Co Poll Ctl–El Paso Elec	7.25%		2/1/2040	Baa1		3,500	3,973,900
MO Joint Muni Elec Util Commn	5.00%		12/1/2040	A2		4,600	5,467,974
New Orleans Water	5.00%		12/1/2034	A-		1,000	1,163,340
New Orleans Water	5.00%		12/1/2040	A-		1,250	1,448,800
New Orleans Water	5.00%		12/1/2045	A-		4,000	4,618,840
North Sumter Co Util Dep Dist	5.375%		10/1/2030	A		5,000	5,751,650
OH Air Quality–FirstEnergy	3.625%	#	12/1/2033	Ba2		1,250	1,104,825
OH Air Quality–FirstEnergy	5.70%		8/1/2020	Ba2		3,250	3,110,055
OH Air Quality–Ohio Vly Elec	5.625%		10/1/2019	BBB-		4,620	5,052,848
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+		3,500	4,198,635
Paducah Electric (AGM)	5.00%		10/1/2033	AA		1,000	1,179,080
Paducah Electric (AGM)	5.00%		10/1/2035	AA		1,000	1,169,640
Philadelphia Gas Works	5.00%		8/1/2029	A		1,750	2,133,093
Philadelphia Gas Works	5.00%		8/1/2030	A		1,500	1,823,010
Philadelphia Water & Wastewater	5.00%		7/1/2028	A1		2,520	3,069,158
Philadelphia Water & Wastewater	5.00%		7/1/2030	A1		3,355	4,041,802
Pima CO IDA–Tucson Elec	4.00%		9/1/2029	A3		5,040	5,569,654
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Caa3		7,280	5,587,400
PR Elec Pwr Auth	1.133%	#	7/1/2031	Caa3		4,000	2,560,000
Salt Verde Fin Corp–Citi	5.25%		12/1/2027	BBB+		3,585	4,495,769
SC Pub Svc Auth–Santee Cooper	5.25%		12/1/2055	AA-		11,400	13,611,030
Southern CA Pub Pwr Auth–Goldman Sachs	1.977%	#	11/1/2038	A3		3,000	2,742,090
TEAC–Goldman Sachs	5.625%		9/1/2026	BBB	(c)	3,000	3,593,580
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3		3,000	3,453,840

96	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2016

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
TX Muni Gas Acq & Supply–Macquarie		5.00%	12/15/2029	A3	$9,520	$10,907,064
Westmoreland Co Water (BAM)		5.00%	8/15/2042	AA	3,000	3,524,940
WV EDA–Morgantown Energy AMT		2.875%	12/15/2026	Baa3	1,000	1,003,060
Total						237,400,568
Total Municipal Bonds (cost $1,965,983,182)						2,116,163,974

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.27%

Variable Rate Demand Notes 0.27%

Corporate-Backed 0.24%
Port Arthur Nav Dist–Motiva	0.93%	10/3/2016	12/1/2039	A2	200	200,000
Port Arthur Nav Dist–Motiva	0.93%	10/3/2016	4/1/2040	A2	1,100	1,100,000
Port Arthur Nav Dist–Motiva	0.93%	10/3/2016	4/1/2040	A2	3,700	3,700,000
Total						5,000,000

General Obligation 0.03%
NYC GO (AGM)	0.96%	10/3/2016	11/1/2026	AA	700	700,000
Total Short-Term Investments (cost $5,700,000)						5,700,000
Total Investments in Securities 100.06% (cost $1,971,683,182)						2,121,863,974
Cash and Other Assets in Excess of Liabilities(i) (0.06%)						(1,338,229)
Net Assets 100.00%						$2,120,525,745

Open Futures Contracts at September 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2016	132	Short	$(17,308,500)	$(18,792)

Note: See Footnotes to Schedules of Investments on page 155 of this report.

See Notes to Financial Statements.	97

Schedule of Investments (concluded)

NATIONAL TAX FREE FUND September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$–	$120,976,013	$3,243,751	(4)	$124,219,764
Lease Obligations	–	133,355,792	247,520	(4)	133,603,312
Remaining Industries	–	1,858,340,898	–		1,858,340,898
Variable Rate Demand Notes	–	5,700,000	–		5,700,000
Total	$–	$2,118,372,703	$3,491,271		$2,121,863,974
Liabilities
Trust Certificates(5)	$–	$(42,250,000)	$–		$(42,250,000)
Total	$–	$(42,250,000)	$–		$(42,250,000)
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–		$–
Liabilities	(18,792)	–	–		(18,792)
Total	$(18,792)	$–	$–		$(18,792)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2015	$–
Accrued discounts/premiums	861
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	(692,251)
Purchases	–
Sales	–
Net transfers in or out of Level 3	4,182,661
Balance as of September 30, 2016	$3,491,271

98	See Notes to Financial Statements.

Schedule of Investments

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.56%

Corporate-Backed 12.50%
AK IDA–Anchorage Sportsplex(e)	6.12%		8/1/2031	NR	$2,869	$573,841
Aleutians E Burough–Pribilof Islands (ACA)	5.50%		6/1/2025	NR	1,375	1,376,155
Aleutians E Burough–Pribilof Islands (ACA)	5.50%		6/1/2036	NR	3,210	3,211,701
Allegheny Co IDA–US Steel	6.875%		5/1/2030	B	6,050	6,050,363
Beauregard Parish–Office Max	6.80%		2/1/2027	B3	5,000	5,019,800
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450	1,647,766
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	9,000	10,118,790
CA Poll Ctl–Waste Mgmt AMT	3.125%	#	11/1/2040	A-	5,000	5,315,050
Chelan Co Dev Corp–Alcoa	5.85%		12/1/2031	BBB-	900	902,907
Cleveland Arpt–Continental Airlines AMT	5.375%		9/15/2027	BB-	15,240	15,288,006
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	2,000	2,299,880
Houston Arpt–Continental Airlines AMT	5.00%		7/1/2029	BB-	4,250	4,812,232
IA Fin Auth–Alcoa	4.75%		8/1/2042	BBB-	5,710	5,963,353
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B+	19,910	21,469,948
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B+	13,000	13,457,990
IL Fin Auth–Leafs Hockey Club(e)	5.875%		3/1/2027	NR	1,500	420,000
IL Fin Auth–Leafs Hockey Club(e)	6.00%		3/1/2037	NR	1,450	406,000
JFK IAT–American Airlines AMT	5.00%		8/1/2031	BB-	10,210	11,163,206
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB	660	784,291
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2022	NR	10,015	10,040,939
Maricopa Co IDA–Waste Mgmt AMT	3.375%	#	12/1/2031	A-	4,165	4,453,218
MD EDC–Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR	3,430	2,058,000
Middlesex CO Impt Auth–Heldrich Ctr	5.00%		1/1/2020	Caa1	265	258,568
Niagara Area Dev Corp–Covanta AMT†	5.25%		11/1/2042	Ba2	15,760	16,023,980
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB-	5,125	5,723,754
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB-	13,935	15,576,961
NJ EDA–Continental Airlines AMT	5.50%		4/1/2028	BB-	5,965	5,985,042
NJ EDA–Continental Airlines AMT	5.50%		6/1/2033	BB-	1,885	2,132,557
NJ EDA–Continental Airlines AMT	5.625%		11/15/2030	BB-	2,600	3,010,488
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	29,725	34,276,789
NY Liberty Dev Corp–3 WTC†	7.25%		11/15/2044	NR	4,500	5,898,015
NYC IDA–Queens Stadium (AMBAC)	5.00%		1/1/2046	BBB	2,000	2,014,680
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	6,135	6,856,047
PA Econ Dev–Natl Gypsum AMT	5.50%		11/1/2044	NR	1,000	1,117,200
PA Econ Dev–US Airways	8.00%		5/1/2029	BB-	2,460	2,877,265
Rockdale Co Dev–Visy Paper AMT	6.125%		1/1/2034	NR	6,000	6,044,640

See Notes to Financial Statements.	99

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
Rumford Solid Waste–Office Max AMT	6.875%		10/1/2026	B3		$1,500	$1,506,015
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-		6,145	7,041,617
Tulsa Mun Arpt–American Airlines AMT	5.00%	#	6/1/2035	BB-		7,000	8,187,900
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR		1,430	1,671,885
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR		4,000	5,030,920
West Pace Coop Dist(e)	9.125%		5/1/2039	NR		13,770	9,115,602
WI PFA–Natl Gypsum AMT	5.25%		4/1/2030	NR		2,500	2,844,825
WI PFA–TRIPS AMT	5.00%		7/1/2042	BBB		6,000	6,591,540
WI Pub Fin Auth–Celanese AMT	4.30%		11/1/2030	BBB-		2,125	2,301,779
WI Pub Fin Auth–National Gypsum AMT	4.00%		8/1/2035	NR		5,000	5,185,000
Total							284,106,505

Education 4.48%
Buffalo & Erie IDC–Medaille Clg	5.25%		4/1/2035	BB		2,885	2,995,005
CA Muni Fin–Julian Chtr Sch†	5.625%		3/1/2045	BB-		5,000	5,167,000
CA Stwde–Windrush Sch(e)	5.50%		7/1/2037	NR		7,225	72
Clifton Higher Ed–Intl Ldrshp Sch	5.75%		8/15/2045	NR		4,500	5,018,445
Dutchess Co LDC–Anderson Ctr	6.00%		10/1/2030	BB+		1,580	1,669,191
Gainesville Redev–Riverside Mil Admy	5.125%		3/1/2027	BB+	(c)	1,375	1,377,695
Gainesville Redev–Riverside Mil Admy	5.125%		3/1/2037	BB+	(c)	4,000	4,002,240
Harrisburg Auth–Univ of Science	6.00%		9/1/2036	NR		12,220	11,833,359
IA HI Ed–Wartburg Clg	5.00%		10/1/2037	BB-	(c)	4,750	5,061,362
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2021	Baa3		4,325	4,337,240
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2023	Baa3		4,000	4,008,280
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2025	Baa3		2,500	2,504,750
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2031	Baa3		4,450	4,455,919
IL Fin Auth–IL Inst of Tech	7.125%		2/1/2034	Baa3		3,090	3,268,077
IL Fin Auth–IL Wesleyan Univ	5.00%		9/1/2036	A-		1,000	1,150,830
IL Fin Auth–IL Wesleyan Univ	5.00%		9/1/2046	A-		1,170	1,337,930
LA PFA–LSU Nicholson Gateway	5.00%		7/1/2046	A3		2,100	2,431,191
MA DFA–Emmanuel College	5.00%		10/1/2043	Baa2		2,250	2,614,815
Marietta Dev Auth–Life Univ	7.00%		6/15/2030	Ba3		5,000	5,363,850
Marietta Dev Auth–Life Univ	7.00%		6/15/2039	Ba3		750	786,578
NJ Ed Facs–Univ Med & Dent	7.125%		12/1/2023	NR		4,000	4,648,440
NJ Ed Facs–Univ Med & Dent	7.50%		12/1/2032	NR		2,000	2,343,840
NY Dorm–Touro Clg	5.50%		1/1/2044	BBB-	(c)	3,885	4,387,874
Phoenix IDA–Basis Schs†	5.00%		7/1/2045	BB		2,500	2,663,700
Phoenix IDA–Legacy Tradtl Schs†	5.00%		7/1/2035	BB-		2,060	2,232,669

100	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Education (continued)
Tuscarawas Co Eco Dev–Ashland Univ	6.00%		3/1/2045	NR	$5,000	$5,217,400
Univ of California†(b)	5.75%		5/15/2031	AA	7,000	7,869,890
VA Clg Bldg Auth–Marymount Univ†	5.00%		7/1/2035	BB+	1,200	1,345,968
VA Clg Bldg Auth–Marymount Univ†	5.00%		7/1/2045	BB+	1,600	1,764,064
Total						101,857,674

General Obligation 8.02%
Arkansas City Bldg–So Cent Reg Med	6.75%		9/1/2038	Caa1	6,360	6,039,647
Bellwood GO	5.875%		12/1/2027	A	3,000	3,579,900
Bellwood GO	6.15%		12/1/2032	A	2,770	3,305,053
Chicago Brd Ed	1.67%	#	3/1/2036	B+	12,450	11,717,317
Chicago Brd Ed	5.00%		12/1/2031	B+	3,200	2,968,320
Chicago Brd Ed	5.00%		12/1/2042	B+	14,025	12,627,409
Chicago Brd Ed	5.25%		12/1/2035	B+	6,950	6,595,480
Chicago Brd Ed	5.25%		12/1/2039	B+	7,540	7,078,552
Chicago Brd Ed	5.25%		12/1/2041	B+	16,235	15,140,761
Chicago Brd Ed	5.50%		12/1/2039	B+	6,790	6,490,086
Chicago Brd Ed	6.50%		12/1/2046	B+	4,900	5,068,756
Chicago Brd Ed	7.00%		12/1/2044	B+	7,000	7,471,660
Chicago GO	5.25%		1/1/2032	BBB+	3,000	3,164,010
Chicago GO	5.50%		1/1/2033	BBB+	3,305	3,532,516
Chicago GO	5.50%		1/1/2037	BBB+	1,000	1,057,550
Chicago GO	5.50%		1/1/2042	BBB+	250	263,513
CT State GO	4.00%		8/15/2032	AA-	3,650	4,061,647
Eaton Area Pk & Rec Dist	5.25%		12/1/2034	NR	1,250	1,335,150
Eaton Area Pk & Rec Dist	5.50%		12/1/2030	NR	710	785,913
Essex Co Impt Auth–Covanta AMT†	5.25%		7/1/2045	Ba2	5,000	5,237,750
IL State GO	5.00%		1/1/2035	BBB+	7,000	7,671,790
Livonia Sch Dist (AGM)	5.00%		5/1/2040	AA	2,250	2,617,897
Philadelphia Sch Dist	6.00%		9/1/2038	A2	4,665	4,876,231
PR Comwlth GO(e)	4.00%		7/1/2020	Caa3	1,175	711,745
PR Comwlth GO(e)	5.00%		7/1/2019	Caa3	5,075	3,122,698
PR Comwlth GO(e)	5.00%		7/1/2020	Caa3	10,410	6,357,387
PR Comwlth GO(e)	5.00%		7/1/2020	Caa3	3,000	1,832,100
PR Comwlth GO(e)	5.00%		7/1/2021	Caa3	1,350	820,125
PR Comwlth GO(e)	5.00%		7/1/2022	Caa3	2,970	1,804,275
PR Comwlth GO(e)	5.00%		7/1/2033	Caa3	2,755	1,673,663
PR Comwlth GO(e)	5.25%		7/1/2019	Caa3	2,525	1,566,283

See Notes to Financial Statements.	101

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
General Obligation (continued)
PR Comwlth GO(e)	5.25%	7/1/2022	Caa3		$4,185	$2,573,775
PR Comwlth GO(e)	5.25%	7/1/2037	Caa3		5,275	3,244,125
PR Comwlth GO(e)	5.50%	7/1/2039	Caa3		12,730	7,908,512
PR Comwlth GO(e)	5.625%	7/1/2032	Caa3		4,775	2,954,531
PR Comwlth GO(e)	5.625%	7/1/2033	Caa3		4,030	2,493,563
PR Comwlth GO(e)	5.75%	7/1/2041	Caa3		2,010	1,256,250
PR Comwlth GO(e)	6.00%	7/1/2038	Caa3		3,025	1,917,094
PR Comwlth GO(e)	6.00%	7/1/2039	Caa3		3,470	2,199,113
PR Comwlth GO(e)	8.00%	7/1/2035	Caa3		13,000	8,531,250
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3		2,235	2,235,089
Scranton GO	5.00%	11/15/2032	BB		2,500	2,706,875
Yosemite CCD	Zero Coupon	8/1/2042	Aa2		5,000	3,850,950
Total						182,446,311

Health Care 28.26%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		2,350	2,650,495
Alachua Co Hlth–East Ridge Ret Vlg	6.25%	11/15/2044	BB	(c)	2,750	3,154,333
Alachua Co Hlth–East Ridge Ret Vlg	6.375%	11/15/2049	BB	(c)	1,000	1,151,860
Alachua Co IDA–No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	10,153,400
Alachua Co IDA–No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,554,405
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		3,000	3,299,820
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		2,100	2,288,979
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,139,190
Ashland Med Ctr–Kings Daughters	5.00%	2/1/2040	BBB		3,000	3,408,840
AZ Hlth Facs–Beatitudes	5.20%	10/1/2037	NR		9,710	9,723,108
Blaine Sr Hsg & Hlthcare–Crest View	6.125%	7/1/2050	NR		5,000	5,353,650
Blount Co Hlth & Ed–Ashbury(d)	5.00%	1/1/2037	NR		625	683,481
Blount Co Hlth & Ed–Ashbury(d)	5.00%	1/1/2047	NR		1,800	1,954,602
Botetourt Co RCF–Glebe	6.00%	7/1/2044	NR		6,485	7,145,432
CA Stwde–Daughters of Charity	5.50%	7/1/2035	CCC		5,350	5,350,160
CA Stwde–Daughters of Charity	5.75%	7/1/2024	CCC		1,600	1,606,416
CA Stwde–Daughters of Charity	5.75%	7/1/2035	CCC		2,620	2,620,314
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,853,380
CA Stwde–LA Jewish Home	4.75%	8/1/2020	NR		1,425	1,426,226
CA Stwde–Loma Linda Univ Med Ctr†	5.00%	12/1/2029	BB		3,155	3,753,283
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB		5,265	6,087,340
CA Stwde–Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB		21,000	24,025,050
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		6,095	7,108,294

102	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB-		$1,000	$1,164,220
CA Stwde–So Cal Presbyterian†	7.25%	11/15/2041	BBB-		2,500	2,921,150
CA Stwde–Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,119,070
CA Stwde–Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,905,539
CA Stwde–Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,127,680
Chesterfield Co EDA–Brandermill Woods	5.00%	1/1/2032	NR		2,000	2,105,160
Chesterfield Co EDA–Brandermill Woods	5.125%	1/1/2043	NR		1,000	1,046,380
CO Hlth Facs–American Baptist	7.75%	8/1/2029	NR		5,770	6,429,684
CO Hlth Facs–American Baptist	7.75%	8/1/2039	NR		5,045	5,577,399
CO Hlth Facs–Christian Living(d)	5.00%	1/1/2037	NR		1,750	1,961,610
CO Hlth Facs–Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,076,600
Collier CO IDA–Arlington of Naples†	7.75%	5/15/2035	NR		2,000	2,361,140
Collier CO IDA–Arlington of Naples†	8.125%	5/15/2044	NR		3,000	3,580,920
CT Hlth & Ed–Church Home†	5.00%	9/1/2046	BB	(c)	1,000	1,099,120
CT Hlth & Ed–Church Home†	5.00%	9/1/2053	BB	(c)	1,500	1,639,605
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2041	NR		2,000	2,184,100
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		335	368,105
Cumberland Co Mun Auth–Asbury	6.00%	1/1/2040	NR		2,000	2,163,840
Cuyahoga Co Hlth–Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,341,065
Cuyahoga Co Hlth–Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,516,350
Decatur Hsp–Wise Hlth	5.25%	9/1/2044	BB+		5,720	6,273,410
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	4,171,417
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2032	NR		1,000	1,082,990
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2042	NR		2,800	2,967,244
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,724,564
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,975,665
Flint Hsp Bldg Auth–Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	909,672
Friendsview Retirement Community	5.00%	11/15/2036	NR		300	333,573
Friendsview Retirement Community	5.00%	11/15/2046	NR		875	965,746
Friendsview Retirement Community	5.00%	11/15/2051	NR		700	770,000
Fulton Co Med Ctr	5.00%	7/1/2046	NR		2,375	2,564,881
Fulton Co Med Ctr	5.00%	7/1/2051	NR		2,500	2,679,025
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,407,156
Gaithersburg Eco Dev–Asbury	6.00%	1/1/2023	BBB	(c)	3,385	3,833,682
Guadalupe CO–Seguin City Hospital	5.00%	12/1/2040	BB		4,880	5,285,821
Hamilton Co Hlth–Life Enriching Cmnty(d)	5.00%	1/1/2046	BBB-	(c)	3,000	3,398,040
Hamilton Co Hlth–Life Enriching Cmnty(d)	5.00%	1/1/2051	BBB-	(c)	3,750	4,215,787
Hanover Co EDA–Covenant Woods	5.00%	7/1/2042	NR		2,000	2,123,660

See Notes to Financial Statements.	103

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
Hanover Co EDA–Covenant Woods	5.00%		7/1/2047	NR		$1,985	$2,102,472
Harris Co Cultural Ed–Brazos	5.125%		1/1/2048	BB+	(c)	1,535	1,683,557
Harris Co Cultural Ed–Brazos	7.00%		1/1/2043	BB+	(c)	3,000	3,689,490
HFDC Cent TX–Legacy/Willow Bend	5.625%		11/1/2026	NR		1,850	1,856,457
HFDC Cent TX–Legacy/Willow Bend	5.75%		11/1/2036	NR		5,500	5,519,690
Holmes Co Hsp–Doctors Mem Hsp	5.75%		11/1/2026	NR		4,465	4,467,009
Holmes Co Hsp–Doctors Mem Hsp	6.00%		11/1/2038	NR		7,115	7,116,067
Howard Co Retmt Cmnty–Vantage House	5.25%		4/1/2027	NR		1,200	1,205,328
Howard Co Retmt Cmnty–Vantage House	5.25%		4/1/2037	NR		5,000	5,009,950
ID HFA–Madison Mem Hosp	5.00%		9/1/2029	BB+		700	820,498
ID HFA–Madison Mem Hosp	5.00%		9/1/2030	BB+		1,530	1,786,214
ID HFA–Madison Mem Hosp	5.00%		9/1/2037	BB+		1,000	1,149,910
IL Fin Auth–Clare Oaks~	Zero Coupon		11/15/2052	NR		2,845	101,734
IL Fin Auth–Clare Oaks~	Zero Coupon		11/15/2052	NR		569	189,186
IL Fin Auth–Clare Oaks	Zero Coupon		11/15/2052	NR		569	116,419
IL Fin Auth–Clare Oaks	4.00%	#	11/15/2052	NR		4,550	3,249,049
IL Fin Auth–Clare Oaks	7.00%		11/15/2027	NR		895	895,448
IL Fin Auth–Friendship Vlg Shaumburg	5.375%		2/15/2025	BB-	(c)	3,685	3,689,717
IL Fin Auth–Friendship Vlg Shaumburg	5.625%		2/15/2037	BB-	(c)	3,975	3,977,941
IL Fin Auth–Friendship Vlg Shaumburg	7.25%		2/15/2045	BB-	(c)	3,500	3,785,530
IL Fin Auth–Landing / Plymouth Place	6.00%		5/15/2043	BB+	(c)	2,165	2,405,965
IL Fin Auth–Northwestern Mem Hsp†(b)	5.75%		8/15/2030	AA+		5,000	5,669,025
IL Fin Auth–Plymouth Place	5.25%		5/15/2050	BB+	(c)	3,150	3,492,405
IL Fin Auth–Smith Vlg	5.25%		11/15/2016	NR		815	815,799
IL Fin Auth–Three Crowns Pk Plaza	5.875%		2/15/2038	NR		4,500	4,505,130
Kent Hsp Fin Auth–Metropolitan Hsp	5.75%		7/1/2025	BB		3,395	3,406,713
Kent Hsp Fin Auth–Metropolitan Hsp	6.00%		7/1/2035	BB		5,600	5,618,032
King Co Pub Hsp–Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		3,500	3,597,825
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		920	1,014,282
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2029	NR		2,820	3,171,372
Kirkwood IDA–Aberdeen Hts	8.25%		5/15/2039	NR		6,695	7,534,553
KY EDA–Masonic Homes	5.375%		11/15/2032	NR		3,000	3,160,020
LA Env Facs–St James Place	6.25%		11/15/2045	NR		6,100	6,708,414
LA PFA–Lake Charles Mem Hsp†	6.375%		12/1/2034	NR		5,840	6,346,386
LA PFA–Ochsner Clinic	6.50%		5/15/2037	Baa1		8,250	10,264,402
Licking Co Hlth–Kendal Granville	6.00%		7/1/2050	NR		6,000	6,657,600
MA DFA–Boston Med Ctr	4.00%		7/1/2038	BBB		675	708,885
MA DFA–Boston Med Ctr	5.00%		7/1/2037	BBB		900	1,050,174

104	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
MA DFA–Seven Hills Fndtn	5.00%	9/1/2045	BBB-		$5,000	$5,533,150
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,450	3,849,510
MD Hlth & HI Ed–Doctors Cmnty Hsp	5.75%	7/1/2038	Baa3		4,740	5,336,956
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba2		200	225,274
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba2		220	249,007
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BBB-	(c)	1,000	1,130,220
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2045	Baa2		7,000	8,019,550
Moon IDC–Baptist Homes Soc	6.00%	7/1/2045	NR		9,250	10,442,972
Multnomah Co Hsp Facs–Mirabella	5.40%	10/1/2044	NR		3,250	3,713,580
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	3,005,666
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	11,489,612
NC Med–Aldersgate	5.00%	7/1/2045	NR		3,525	3,878,135
New Hope–Carillon	5.00%	7/1/2046	NR		2,000	2,090,860
New Hope Cult Ed Facs–Crestview	5.00%	11/15/2046	BB+	(c)	1,600	1,806,864
New Hope Cultural–Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,811,049
NJ EDA–Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,213,888
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR		6,880	6,143,083
NJ Hlth–St Josephs Hlth	5.00%	7/1/2035	BBB-		935	1,097,914
NJ Hlth–St Josephs Hlth	5.00%	7/1/2041	BBB-		750	874,455
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA		1,875	2,186,400
NM Hsp–Gerald Champion Hsp	5.50%	7/1/2042	BBB-		5,625	6,282,450
OH Hsp–Cleveland Clinic†(b)	5.50%	1/1/2034	AA-		13,500	14,833,530
Orange Co Hlth–Orlando Lutheran	5.50%	7/1/2038	NR		6,550	6,623,687
Palm Beach Co Hlth–Sinai Residences	7.50%	6/1/2049	NR		2,325	2,849,985
Philadelphia Hsps–Temple Univ Hlth	5.50%	7/1/2026	BBB-		3,500	3,572,100
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,989,875
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2042	BBB-		10,875	12,042,649
Philadelphia IDA–Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,425	2,574,574
Philadelphia IDA–Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,600	3,839,868
Red River Hlth–Methodist Ret Cmnty	6.125%	11/15/2020	NR		65	65,175
Red River Hlth–Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,786,515
Red River Hlth–Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,207,600
RI Hlth & Ed–Care New England	5.00%	9/1/2036	BB		7,000	7,585,480
Rochester Hlth & Hsg–Homestead	5.00%	12/1/2049	NR		2,400	2,512,944
Rochester Hlth Care–Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,174,568
Rochester Hlth Care–Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,728,580
Salem Hsp Fac–Capital Manor	5.625%	5/15/2032	NR		1,000	1,118,170
Salem Hsp Fac–Capital Manor	6.00%	5/15/2047	NR		1,600	1,802,976

See Notes to Financial Statements.	105

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB+		$10,000	$12,644,400
Sarasota Hlth–Manatee	5.75%	7/1/2037	NR		2,895	2,914,918
Sarasota Hlth–Manatee	5.75%	7/1/2045	NR		6,435	6,462,992
Sayre Mem Hsp Auth(e)	6.00%	7/1/2037	NR		4,000	440,000
SC Jobs EDA–Hampton Regl Med	5.25%	11/1/2028	NR		12,000	12,016,200
SE Port Auth–Memorial Hlth	5.50%	12/1/2043	BB	(c)	1,100	1,224,322
SE Port Auth–Memorial Hlth	6.00%	12/1/2042	BB	(c)	1,300	1,486,238
Shelby Co Hlth Ed Hsg–Vlg Germantwn	5.00%	12/1/2032	NR		2,100	2,222,871
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,381,697
Tallahassee Hlth–Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		1,250	1,441,350
Tallahassee Hlth–Tallahassee Mem Hlth	5.00%	12/1/2055	Baa1		5,300	6,060,762
Tarrant Co Cultural–Buckingham Sr Lvg	5.50%	11/15/2045	BB	(c)	3,500	3,928,680
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2044	BBB+	(c)	1,200	1,379,472
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2049	BBB+	(c)	2,635	3,018,972
Upper IL River Vy–Pleasant View	7.25%	11/15/2040	NR		1,200	1,283,508
Upper IL River Vy–Pleasant View	7.375%	11/15/2045	NR		1,550	1,658,454
Upper San Juan Hlth	6.00%	6/1/2041	NR		2,225	2,337,919
Upper San Juan Hlth	6.125%	6/1/2046	NR		3,015	3,161,348
Vanderbilt Univ Med Ctr	5.00%	7/1/2046	NR		4,000	4,719,240
Vigo Co Hsp–Union Hsp†	5.70%	9/1/2037	NR		9,300	9,690,321
Vigo Co Hsp–Union Hsp	8.00%	9/1/2041	NR		2,955	3,876,428
WA HFC–Lea Hill†	5.00%	7/1/2046	NR		1,020	1,089,656
WA HFC–Lea Hill†	5.00%	7/1/2051	NR		2,000	2,120,120
WA HFC–Lea Hill Proj†	5.00%	7/1/2036	NR		1,000	1,076,600
WA HFC–Lea Hill Proj†	5.00%	7/1/2041	NR		1,000	1,072,440
WA HFC–Presbyterian†(d)	5.00%	1/1/2046	BB+	(c)	3,000	3,394,650
WA HFC–Presbyterian†(d)	5.00%	1/1/2051	BB+	(c)	3,300	3,708,639
WA Hsg–Herons Key†	7.00%	7/1/2045	NR		1,370	1,486,176
WA Hsg–Herons Key†	7.00%	7/1/2050	NR		2,000	2,162,480
WA Hsg–Mirabella	6.50%	10/1/2032	NR		1,970	2,242,333
WA Hsg–Mirabella	6.75%	10/1/2047	NR		3,000	3,392,880
WA Hsg–Rockwood†	6.00%	1/1/2024	NR		1,385	1,515,204
WI Hlth & Ed–Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		4,000	4,453,040
WI PFA–Bancroft Neurohealth†	5.125%	6/1/2048	NR		4,900	5,048,323
WI PFA–Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,741	1,198,317
WI PFA–Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA–Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,966,018
WI PFA–Rose Villa	5.75%	11/15/2044	NR		2,035	2,245,419

106	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
Wilson Co Hsp	5.60%	9/1/2036	NR		$3,530	$3,531,341
Woodbury Hsg–St Therese	5.25%	12/1/2049	NR		2,000	2,153,660
Woodbury Hsg–St Therese	5.125%	12/1/2044	NR		2,500	2,679,550
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,296,600
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,099,760
Total						642,434,942

Housing 0.77%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		700	867,328
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2046	NR		1,000	1,233,570
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	647,102
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	BB		3,230	3,499,576
MD EDC–Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA		1,000	1,203,740
MD EDC–Univ of MD Hsg (AGM)	5.00%	6/1/2043	AA		500	594,345
MI Strategic Fd–Evangelical Homes	5.25%	6/1/2032	BB+	(c)	1,500	1,651,335
MI Strategic Fd–Evangelical Homes	5.50%	6/1/2047	BB+	(c)	4,000	4,411,360
New Hope Cultural–NCCD Clg Station	5.00%	7/1/2047	BBB-		3,000	3,389,160
Total						17,497,516

Lease Obligations 1.73%
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+		1,500	1,827,915
CA Pub Wks–Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,835,500
Houston Co Coop Dist–Country Crossing(e)	12.50%	5/15/2020	NR		4,199	587,860
IN Fin Auth–I-69 AMT	5.25%	9/1/2034	BB-		1,600	1,755,936
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB		2,155	2,482,797
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB		2,320	2,660,530
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB		8,000	9,163,600
MD EDC–Purple Line Light Rail AMT	5.00%	3/31/2046	BBB+		1,250	1,484,525
MD EDC–Purple Line Light Rail AMT	5.00%	3/31/2051	BBB+		2,450	2,900,310
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,175	1,370,285
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,876,500
Philadelphia Muni Auth	6.375%	4/1/2029	A+		2,000	2,239,920
PR Pub Fin Corp(e)	5.50%	8/1/2031	C		12,250	1,255,625
Total						39,441,303

Other Revenue 8.18%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	A3		5,120	5,728,051
Arlington HI Ed Fin Corp–Arlington Classics	5.00%	8/15/2045	BB+		2,250	2,308,005
Arlington Hi Ed Fin Corp–Newman Intl Acad	5.50%	8/15/2046	NR		5,000	5,052,700
Austin Convention†	5.75%	1/1/2034	BB		2,900	2,927,898

See Notes to Financial Statements.	107

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Other Revenue (continued)
Baker Correctional Dev	7.50%	2/1/2030		NR		$8,400	$6,708,660
Baltimore Conv Ctr–Hilton Hotel	5.875%	9/1/2039		BB		10,845	10,868,859
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2039		Ba1		3,010	3,014,485
Brooklyn Arena LDC–Barclays Ctr	5.00%	7/15/2042		Baa3		3,150	3,765,069
Brooklyn Arena LDC–Barclays Ctr (AGM)	4.00%	7/15/2035		AA		500	554,665
CA Fin Auth–High Tech†	6.125%	7/1/2038		BB	(c)	1,250	1,273,025
CA Muni Fin–American Heritage	5.00%	6/1/2046		BBB-		1,750	1,980,282
CA Sch Fin Auth–Aspire†	5.00%	8/1/2046		BBB		1,250	1,419,638
CA Sch Fin Auth–KIPP LA	5.125%	7/1/2044		BBB-		2,390	2,717,095
CA Sch Fin Auth–Ocean Charter†	6.00%	1/1/2019		NR		5,000	5,005,150
Chester Co IDA–Collegium Chtr Sch	5.375%	10/15/2042		BB+		5,000	5,070,500
Clifton Higher Ed–IDEA Pub Schs	6.00%	8/15/2043		BBB		1,000	1,185,420
Doctor Charles Drew Admy COP(e)	5.70%	11/1/2036		NR		1,735	347,000
FL DFC–FL Charter Foundation†	5.00%	7/15/2046		NR		4,000	4,015,040
FL DFC–Palm Bay Admy(e)	6.00%	5/15/2036		NR		2,000	1,363,300
FL DFC–Palm Bay Admy(e)	6.125%	5/15/2037		NR		1,855	1,264,220
FL DFC–Renaissance Chtr Sch†	6.125%	6/15/2046		NR		5,000	5,297,500
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033		BB-	(c)	6,000	7,010,400
Florence Twn IDA–Legacy Trad Sch	6.00%	7/1/2043		BB-		3,250	3,590,015
IN Fin Auth–Drexel Foundation	7.00%	10/1/2039		B-		1,250	1,279,625
Kansas City IDA–Derrick Thomas Sch†	5.875%	1/1/2037		NR		6,570	1,642,500
La Vernia Hi Ed–Amigos/Friends Life	6.25%	2/15/2026		NR		1,000	1,000,790
La Vernia Hi Ed–Amigos/Friends Life	6.375%	2/15/2037		NR		1,220	1,220,525
La Vernia Hi Ed–Life Schools of Dallas	7.25%	8/15/2031		BBB-		4,750	5,579,302
Lombard PFC–Conf Ctr & Hotel(e)	7.125%	1/1/2036		NR		8,500	3,315,000
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2046		A3		5,000	6,735,750
Maricopa Co IDA–Horizon	5.00%	7/1/2035		BBB-		3,000	3,392,310
MD EDC–Chesapeake Bay Hyatt(e)	5.00%	12/1/2031		NR		15,200	9,120,000
MD EDC–Chesapeake Bay Hyatt(e)	5.25%	12/1/2031		NR		3,000	1,800,000
MI Pub Ed–Bradford Admy†	6.50%	9/1/2037		NR		5,500	4,180,220
MI Pub Ed–Bradford Admy	8.75%	9/1/2039		NR		2,250	1,800,023
MI Pub Ed–Crescent Admy	7.00%	10/1/2036		NR		688	705,760
Michigan St Strategic FD Escrow(g)	Zero Coupon	–	(h)	NR		5,000	500
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.125%	1/1/2025		NR		2,790	111,600
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%	1/1/2037		NR		5,755	230,200
Mission Econ Dev Corp–Natgasoline AMT†	5.75%	10/1/2031		BB-		9,000	9,598,050
Mohave Co IDA–Mohave Prison	8.00%	5/1/2025		BBB+		10,250	10,302,890
North TX Edu Fin Corp–Uplift Education	5.125%	12/1/2042		BBB-		1,000	1,119,680

108	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Other Revenue (continued)
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2036	BBB		$3,165	$3,195,004
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2039	BBB		4,740	4,781,333
Ohio St Pollution Ctl Rev Escrow(e)	5.625%	5/15/2020	NR		2,965	297
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%	1/1/2032	BB+		7,000	7,013,370
Palm Bay Ed–Patriot Charter Sch(e)	6.75%	7/1/2022	NR		1,460	540,200
Palm Bay Ed–Patriot Charter Sch(e)	7.00%	7/1/2036	NR		5,000	1,850,000
Palm Beach Co–G Star Sch of Arts	6.75%	5/15/2035	NR		2,425	2,426,625
Phoenix IDA–Basis Schs†	5.00%	7/1/2046	BB		2,000	2,127,940
Pima Co IDA–American Charter Sch	5.50%	7/1/2026	BB	(c)	4,660	4,624,957
Pima Co IDA–American Charter Sch	5.625%	7/1/2038	BB	(c)	4,245	4,220,888
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	B-		1,425	1,231,214
Provo Charter Sch–Freedom Admy	5.50%	6/15/2037	NR		3,505	3,525,294
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	A3		3,540	3,550,832
Yonkers EDC–Charter Sch Ed Excellence	6.00%	10/15/2030	BB		1,300	1,386,853
Total						186,076,509

Special Tax 6.39%
Anne Arundel Co–Natl Business Pk	5.625%	7/1/2025	NR		965	1,019,609
Anne Arundel Co–Natl Business Pk	6.10%	7/1/2040	NR		2,250	2,373,570
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.125%	7/1/2036	NR		1,030	1,080,532
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.25%	7/1/2044	NR		2,150	2,248,642
Arborwood CDD	5.35%	5/1/2036	NR		4,720	4,731,894
Arborwood CDD	6.90%	5/1/2025	NR		635	709,803
Arborwood CDD	6.90%	5/1/2036	NR		780	897,351
Arborwood CDD	6.90%	5/1/2036	NR		75	86,284
Aurora TIF–East River	6.50%	12/30/2023	NR		2,025	2,157,577
Aurora TIF–East River	6.75%	12/30/2027	NR		1,295	1,381,221
Baltimore Spl Oblig–E Baltimore Resrch	7.00%	9/1/2038	NR		3,500	3,697,225
Capital Region CDD–St Joe Company	7.00%	5/1/2039	NR		4,180	4,249,681
Compton Redev Agy	6.00%	8/1/2042	NR		4,750	5,083,308
Durbin Crossing CDD	5.50%	5/1/2037	NR		4,900	4,811,751
Fremont CFD–Pacific Commons	5.00%	9/1/2045	NR		3,000	3,378,330
Grandview IDA–Grandview Crossing(e)	5.75%	12/1/2028	NR		1,000	200,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR		6,615	6,733,342
Houston Co Coop Dist–Country Crossing	10.00%	5/1/2039	NR		11,325	1,245,750
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+		10,000	10,203,800
Inland Valley Redev Agy	5.25%	9/1/2037	A-		3,375	3,996,338
Irvine CFD–Great Park	5.00%	9/1/2039	NR		1,000	1,130,790

See Notes to Financial Statements.	109

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Special Tax (continued)
Irvine CFD–Great Park	5.00%	9/1/2044	NR	$500	$563,525
Lake Elsinore PFA	5.00%	9/1/2035	NR	1,000	1,174,040
Lake Elsinore PFA	5.00%	9/1/2040	NR	4,000	4,665,240
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,150,660
Lancaster Redev Agy	6.875%	8/1/2039	BBB	430	494,913
Magnolia West CDD(e)	5.35%	5/1/2037	NR	3,383	2,138,261
Millsboro Spl Oblig–Plantation Lakes	5.45%	7/1/2036	NR	5,224	5,034,003
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,230,100
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	6,110	6,164,929
Orange Co CFD	5.25%	8/15/2045	NR	1,500	1,780,095
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	341,000
Plaza Met Dist #1†	5.00%	12/1/2022	NR	500	572,270
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,695,875
Poway USD PFA	5.00%	9/15/2024	BBB	500	606,185
Poway USD PFA	5.00%	9/15/2027	BBB	1,035	1,233,161
Poway USD PFA	5.00%	9/15/2032	BBB	990	1,155,112
Prince Georges CO	5.00%	7/1/2046	NR	2,500	2,624,325
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	5,005	5,558,003
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	2,925	3,248,183
Riverside Co Redev Agy–Tax Alloc	6.50%	10/1/2040	A-	2,000	2,348,440
Riverside Co Tax Alloc–Jurupa (NPFGC) (FGIC)	4.75%	10/1/2035	AA-	105	105,260
Roseville Cfd–Westpark	5.00%	9/1/2032	NR	1,000	1,192,300
Roseville Cfd–Westpark	5.00%	9/1/2037	NR	1,250	1,460,038
San Francisco Redev–Hunters Point	5.00%	8/1/2039	NR	2,240	2,572,080
San Francisco Redev–Hunters Point	5.00%	8/1/2044	NR	2,500	2,861,200
San Francisco Redev–Mission Bay South	5.00%	8/1/2029	NR	1,300	1,487,915
San Francisco Redev–Mission Bay South	5.00%	8/1/2031	NR	1,140	1,296,134
San Francisco Redev–Mission Bay South	5.00%	8/1/2043	A-	700	836,234
San Mateo CFD–Bay Meadows	5.00%	9/1/2042	NR	2,000	2,196,780
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	1,500	1,682,550
Scranton RDA GTD	5.00%	11/15/2028	BB	5,000	5,362,400
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	700	724,920
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	5,500	5,796,725
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,485	371,250
Tern Bay CDD(e)	5.375%	5/1/2037	NR	13,145	4,337,850
Tustin CFD	5.00%	9/1/2045	NR	1,000	1,146,840

110	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Special Tax (continued)
Village CDD #10	6.00%	5/1/2044	NR	$955	$1,142,963
Whispering Springs CDD(e)	5.20%	10/1/2021	NR	2,290	412,200
Total					145,180,757

Tax Revenue 3.29%
Coop Dist Ft Spanish–Hwy 181	9.00%	2/1/2029	NR	1,765	2,090,484
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,362,089
Met Pier & Expo Auth–Mccormick Place	5.00%	6/15/2053	BBB	5,035	5,599,021
Met Pier & Expo Auth–Mccormick Place	5.50%	6/15/2053	BBB	4,150	4,857,990
Met Pier & Expo Auth–Mccormick Place (AGM)	Zero Coupon	6/15/2047	AA	5,000	1,387,650
Met Pier & Expo Auth–Mccormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	1,137,675
Met Pier & Expo Auth–Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	AA-	20,000	8,691,000
PR Corp Sales Tax	5.00%	8/1/2024	CC	5,080	2,673,350
PR Corp Sales Tax	5.00%	8/1/2043	CC	2,725	1,423,813
PR Corp Sales Tax	5.25%	8/1/2041	CC	23,720	12,512,300
PR Corp Sales Tax	5.375%	8/1/2039	CC	9,380	4,947,950
PR Corp Sales Tax	5.50%	8/1/2028	CC	5,060	2,681,800
PR Corp Sales Tax	5.50%	8/1/2040	CC	7,000	3,710,000
PR Corp Sales Tax	5.50%	8/1/2042	CC	5,350	2,835,500
PR Corp Sales Tax	5.75%	8/1/2037	CC	4,395	2,340,337
PR Corp Sales Tax	6.125%	8/1/2029	CC	3,030	1,632,412
PR Corp. Sales Tax	5.25%	8/1/2040	Caa3	17,080	12,810,000
Total					74,693,371

Tobacco 10.77%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR	20,000	1,439,800
Buckeye Tobacco	5.125%	6/1/2024	B-	24,480	23,895,907
Buckeye Tobacco	5.75%	6/1/2034	B-	9,810	9,544,247
Buckeye Tobacco	5.875%	6/1/2030	B-	11,000	10,953,030
Buckeye Tobacco	5.875%	6/1/2047	B-	13,475	13,220,322
Buckeye Tobacco	6.25%	6/1/2037	B-	8,450	8,675,361
Buckeye Tobacco	6.50%	6/1/2047	B-	3,590	3,661,118
CA Statewide Fin Auth–Tobacco Settlement	Zero Coupon	6/1/2046	NR	20,000	3,223,400
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	25,000	2,710,750
Golden St Tobacco	4.50%	6/1/2027	B	15,195	15,443,894

See Notes to Financial Statements.	111

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Tobacco (continued)
Golden St Tobacco	5.00%	6/1/2033	B-	$12,605	$12,712,773
Golden St Tobacco	5.125%	6/1/2047	B-	4,500	4,500,135
Golden St Tobacco	5.30%	6/1/2037	B-	5,000	5,149,650
Golden St Tobacco	5.75%	6/1/2047	B-	6,500	6,596,590
Inland Empire Tobacco	4.625%	6/1/2021	NR	4,030	4,055,832
Inland Empire Tobacco	5.00%	6/1/2021	NR	4,745	4,776,697
MI Tob Settlement	5.125%	6/1/2022	B-	1,080	1,079,957
MI Tob Settlement	5.25%	6/1/2022	B-	4,030	4,033,063
MI Tob Settlement	6.00%	6/1/2034	B-	5,000	5,035,650
Nassau CO Tobacco	5.125%	6/1/2046	B-	5,000	4,935,800
Nthrn AK Tobacco	5.00%	6/1/2032	B3	5,000	5,000,250
Nthrn CA Tobacco	5.50%	6/1/2045	B-	5,280	5,280,053
RI Tob Settlement	Zero Coupon	6/1/2052	CCC+	30,000	3,108,900
Sthrn CA Tobacco	5.00%	6/1/2037	BB+	10,120	10,120,607
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	2,175	2,264,914
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+	6,085	6,092,484
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+	2,545	2,548,054
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	4,885	4,929,307
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-	2,670	2,561,892
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B	12,590	12,693,616
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B-	13,420	12,958,084
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	13,425	13,176,235
TSASC	5.00%	6/1/2034	B	1,935	1,939,818
TSASC	5.125%	6/1/2042	B-	16,675	16,497,745
Total					244,815,935

Transportation 6.14%
Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+	2,000	2,419,880
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+	1,500	1,813,440
Broward Co Arpt AMT	5.125%	10/1/2038	A+	2,835	3,229,519
Chicago Midway Arpt AMT	5.00%	1/1/2026	A	4,000	4,739,680
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A	2,985	3,324,365
Chicago O’Hare Arpt AMT	5.00%	1/1/2046	A	1,000	1,134,830
Denver City & Co Arpt AMT	5.50%	11/15/2025	A	3,410	4,187,241
DFW Arpt AMT	5.00%	11/1/2028	A+	5,000	5,753,900
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	A3	5,000	2,596,050
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	AA-	25,000	16,444,750
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	4,500	2,489,535

112	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Transportation (continued)
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	BBB-		$1,000	$1,196,610
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	BBB-		5,000	6,039,300
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	BBB-		3,250	3,918,427
Foothill / Eastern Corridor Toll Rd	6.50%		1/15/2043	BB+		2,000	2,406,640
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2035	BB-		3,000	3,347,010
MA Port Auth–Delta Airlines AMT (AMBAC)	1.484%	#	1/1/2031	NR		5,000	4,382,940
Mid Bay Bridge Auth	7.25%		10/1/2034	AAA	(c)	5,900	7,640,087
NJ Trans Trust Fund	6.00%		6/15/2035	A-		2,700	3,220,290
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%		7/1/2046	Baa3		1,150	1,303,237
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%		1/1/2050	Baa3		11,850	13,599,297
NY Twy Auth	5.25%		1/1/2056	A-		1,850	2,250,266
PA Econ Dev–Rapid Bridge AMT	5.00%		12/31/2034	BBB		5,000	5,884,900
PA Econ Dev–Rapid Bridge AMT	5.00%		12/31/2038	BBB		2,500	2,921,650
PR Hwy & Trans Auth	5.00%		7/1/2020	CC		6,035	1,603,439
PR Hwy & Trans Auth	5.00%		7/1/2022	CC		1,545	413,287
PR Hwy & Trans Auth(e)	5.00%		7/1/2028	Ca		1,015	271,513
PR Hwy & Trans Auth	5.00%		7/1/2030	CC		4,890	1,308,075
PR Hwy & Trans Auth (AMBAC)	5.25%		7/1/2038	CC		4,000	4,271,960
San Joaquin Hills Trsp Corridor	5.25%		1/15/2044	BB+		3,270	3,839,667
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BB+		5,000	5,842,950
South Carolina Ports AMT	5.25%		7/1/2055	A+		5,000	5,755,200
Susquehanna Area Regl Arpt AMT	6.50%		1/1/2038	Baa3		7,870	8,261,139
VA Small Bus Fing–Elizabeth River AMT	6.00%		1/1/2037	BBB		1,500	1,809,270
Total							139,620,344

Utilities 9.03%
Adelanto Util Sys	6.625%		7/1/2031	NR		11,000	12,433,960
Arborwood CDD	5.50%		5/1/2036	NR		520	521,518
CA Poll Ctl–Poseidon Res AMT†	5.00%		7/1/2037	Baa3		2,500	2,822,125
Chicago Water	5.00%		11/1/2028	A		500	600,815
Chicago Water	5.00%		11/1/2029	A		875	1,047,156
Chicago Water	5.00%		11/1/2030	A		500	597,405
Compton Water	6.00%		8/1/2039	NR		3,710	3,940,539
DE EDA–NRG Energy	5.375%		10/1/2045	Baa3		2,195	2,400,847
Detroit Water	5.25%		7/1/2041	A-		5,000	5,549,250
Guam Waterworks Auth	5.50%		7/1/2043	A-		2,535	2,963,136
IN Fin Auth–Ohio Vly Elec	5.00%		6/1/2039	BBB-		3,000	3,181,500
IN Muni Pwr	5.25%		1/1/2034	A+		2,345	2,823,169

See Notes to Financial Statements.	113

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB-	$5,000	$3,988,800
Jefferson Co Sewer	Zero Coupon		10/1/2046	BBB-	5,445	4,311,188
Jefferson Co Sewer	6.00%		10/1/2042	BBB-	6,025	7,315,314
Jefferson Co Sewer	6.50%		10/1/2053	BBB-	19,945	25,078,444
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2028	AA	4,035	2,504,807
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2042	AA	5,000	4,159,300
Jefferson Co Sewer (AGM)	5.00%		10/1/2044	AA	5,000	5,814,350
Lathrop Fin Auth	5.90%		6/1/2027	NR	2,375	2,395,116
Lathrop Fin Auth	6.00%		6/1/2035	NR	3,255	3,282,863
Long Beach Nat Gas–ML	5.50%		11/15/2037	BBB+	5,795	7,904,959
Maricopa Co Poll Ctl–El Paso Elec	7.25%		2/1/2040	Baa1	3,500	3,973,900
Moraine Ohio Solid Waste Disp Escrow AMT(e)	6.75%		12/31/2025	NR	525	53
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+	5,850	8,576,334
OH Air Quality–Firstenergy	4.375%	#	6/1/2033	Baa2	5,090	5,124,256
OH Wtr Dev Auth–Firstenergy	4.375%	#	6/1/2033	Baa2	1,090	1,097,336
OH Wtr Dev Auth–Firstenergy	4.375%	#	6/1/2033	Baa2	1,000	1,006,730
Padre Dam Municipal Water Auth COP	5.25%		10/1/2034	AA	5,600	6,263,880
PR Aqueduct & Swr Auth	5.00%		7/1/2017	Caa3	8,460	6,749,811
PR Aqueduct & Swr Auth	5.00%		7/1/2019	Caa3	1,255	992,705
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Caa3	15,395	11,661,712
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Caa3	4,865	3,733,888
PR Aqueduct & Swr Auth	6.00%		7/1/2038	Caa3	2,675	2,066,438
PR Elec Pwr Auth	5.00%		7/1/2029	Caa3	1,500	1,012,500
PR Elec Pwr Auth	5.00%		7/1/2042	Caa3	1,400	945,000
PR Elec Pwr Auth	5.25%		7/1/2040	Caa3	15,785	10,654,875
PR Elec Pwr Auth	5.50%		7/1/2038	Caa3	1,500	1,017,825
San Antonio Elec & Gas†(b)	5.25%		2/1/2029	AA	19,375	21,279,837
San Antonio Elec & Gas†(b)	5.25%		2/1/2031	AA	6,270	6,886,430
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3	5,000	5,728,500
WV EDA–Morgantown Energy AMT	2.875%		12/15/2026	Baa3	1,000	1,003,060
Total						205,411,631
Total Municipal Bonds (cost $2,184,475,185)						2,263,582,798

114	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: Principal S&P or Moody’s(a)	Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.19%

Variable Rate Demand Notes 0.19%

Corporate-Backed 0.12%
Port Arthur Nav Dist–Motiva	0.93%	10/3/2016	12/1/2039	A2	$700	$700,000
Port Arthur Nav Dist–Motiva	0.93%	10/3/2016	4/1/2040	A2	2,100	2,100,000
Total						2,800,000

Money Market Securities 0.02%
NYC GO (AGM)	0.96%	10/3/2016	11/1/2026	AA	550	550,000

Utilities 0.05%
NYC Muni Water	0.96%	10/3/2016	6/15/2032	AA+	1,100	1,100,000
Total Short-Term Investments (cost $4,450,000)						4,450,000
Total Investments in Securities 99.75% (cost $2,188,925,185)						2,268,032,798
Cash and Other Assets in Excess of Liabilities(i) 0.25%						5,630,587
Net Assets 100.00%						$2,273,663,385

Open Futures Contracts at September 30, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	December 2016	118	Short	$(15,472,750)	$(16,798)

Note: See Footnotes to Schedules of Investments on page 155 of this report.

See Notes to Financial Statements.	115

Schedule of Investments (concluded)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$–	$274,990,903	$9,115,602	(4)	$284,106,505
General Obligation	–	176,406,664	6,039,647	(4)	182,446,311
Health Care	–	642,245,756	189,186	(4)	642,434,942
Lease Obligations	–	38,853,443	587,860	(4)	39,441,303
Other Revenue	–	186,075,712	797	(5)	186,076,509
Special Tax	–	140,842,907	4,337,850	(4)	145,180,757
Utilities	–	205,411,578	53	(5)	205,411,631
Remaining Industries	–	578,484,840	–		578,484,840
Variable Rate Demand Notes	–	4,450,000	–		4,450,000
Total	$–	$2,247,761,803	$20,270,995		$2,268,032,798
Liabilities
Trust Certificates(6)	$–	$(25,570,000)	$–		$(25,570,000)
Total	$–	$(25,570,000)	$–		$(25,570,000)
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–		$–
Liabilities	(16,798)	–	–		(16,798)
Total	$(16,798)	$–	$–		$(16,798)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 securities (Michigan St Strategic FD Escrow (Other Revenue), Ohio St Pollution Ctl Rev Escrow (Other Revenue) and Moraine Ohio Solid Waste Disp Escrow (Utilities)) fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(6)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2015	$850
Accrued discounts/premiums	5,767
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	(859,958)
Purchases	–
Sales	–
Net transfers in or out of Level 3	21,124,336
Balance as of September 30, 2016	$20,270,995

116	See Notes to Financial Statements.

Schedule of Investments

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.34%

Corporate-Backed 18.26%
AL IDA–Office Max Rmkt AMT	6.45%	#	12/1/2023	B3	$440	$440,730
AL IDA–Office Max Rmkt AMT	6.45%	#	12/1/2023	B3	30	30,050
Allegheny Co IDA–US Steel	5.50%		11/1/2016	B	390	390,608
Allegheny Co IDA–US Steel	6.50%		5/1/2017	B	235	237,761
Austin Convention (XLCA)	5.25%		1/1/2020	BBB-	90	90,749
Austin Convention (XLCA)	5.25%		1/1/2024	BBB-	85	85,690
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%		9/1/2021	Ba1	120	120,383
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR	250	283,625
CA Poll Ctl–Waste Mgmt AMT	3.125%	#	11/1/2040	A-	250	265,752
Chelan Co Dev Corp–Alcoa	5.85%		12/1/2031	BBB-	160	160,517
Citizens Property Insurance Corp	5.00%		6/1/2020	A+	50	56,910
Denver Intl Arpt Rev–United Airlines AMT	5.25%		10/1/2032	BB-	250	257,480
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	100	108,137
Gulf Coast IDA–CITGO AMT	4.875%		5/1/2025	B+	100	106,647
Gulf Coast Waste Disp–US Steel	5.75%		9/1/2017	B	200	201,998
Houston Arpt–Continental Airlines AMT	5.00%		7/1/2029	BB-	250	283,072
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B+	2,275	2,359,471
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B+	780	841,113
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B+	65	67,290
IN Fin Auth–US Steel	6.00%		12/1/2019	B	130	131,403
Int Falls MN–Office Max	5.50%		4/1/2023	B3	100	100,344
JFK IAT–American Airlines AMT	5.00%		8/1/2026	BB-	3,340	3,704,962
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB	455	540,686
LA Env Facs–Westlake Chem	6.50%		11/1/2035	BBB	100	118,937
LA Env Facs–Westlake Chem	6.75%		11/1/2032	BBB	140	148,547
MA Port Auth–Delta Airlines AMT (AMBAC)	5.00%		1/1/2027	NR	165	165,368
Middlesex CO Impt Auth–Heldrich Ctr	5.00%		1/1/2020	Caa1	85	82,937
Montgomery Co IDA–Peco Generation	2.60%	#	3/1/2034	BBB	200	204,864
Nez Perce CO Poll Ctl–Potlatch	2.75%		10/1/2024	Ba1	1,000	1,000,000
Niagara Area Dev Corp–Covanta†	4.00%		11/1/2024	Ba2	1,100	1,117,094
NJ EDA–Continental Airlines AMT	4.875%		9/15/2019	BB-	735	779,938
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB-	115	128,435
NJ EDA–Continental Airlines AMT	5.50%		4/1/2028	BB-	105	105,353
NJ EDA–Goethals Brdg AMT	5.25%		1/1/2025	BBB-	160	189,779
NY Energy–NY State Elec & Gas AMT	2.375%	#	7/1/2026	AA-	240	248,465
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR	100	117,896

See Notes to Financial Statements.	117

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB	$165	$188,245
Onondaga Co IDA–Bristol Meyers AMT	5.75%		3/1/2024	A+	280	353,696
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%		1/1/2022	BB+	210	211,481
Red River–AEP Texas North (NPFGC) (FGIC)	4.45%		6/1/2020	AA-	100	108,482
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	210	229,830
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-	750	859,432
San Antonio Hotel & Conv Ctr AMT (AMBAC)	4.75%		7/15/2036	A3	40	40,116
St Charles Parish–Valero Energy	4.00%	#	12/1/2040	BBB	195	217,189
Tulsa Mun Arpt–American Airlines AMT	5.00%	#	6/1/2035	BB-	400	467,880
Washington Co Wastewtr–Cargill AMT	2.375%	#	9/1/2030	A	100	103,037
Whiting Env Facs–BP Rmkt	5.25%		1/1/2021	A2	150	173,282
WI PFA–TrIPS AMT	5.00%		7/1/2022	BBB	710	788,938
WI PFA–Waste Mgmt AMT	2.00%	#	7/1/2029	A-	800	811,048
WI Pub Fin Auth–Celanese AMT	5.00%		1/1/2024	BBB-	500	579,055
Total						20,404,702

Education 3.94%
CA Fin Auth–Biola Univ	5.00%		10/1/2018	Baa1	100	103,634
Clifton Higher Ed–Intl Ldrshp Sch	4.625%		8/15/2025	NR	100	107,950
FL HI Ed–Nova Southeastern Univ	6.00%		4/1/2026	A-	155	182,147
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2017	Baa3	75	75,395
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2021	Baa3	150	150,424
IL Fin Auth–IL Inst of Tech	7.125%		2/1/2034	Baa3	100	105,763
IL Fin Auth–IL Wesleyan Univ	5.00%		9/1/2022	A-	560	651,437
MA DFA–Emerson College	5.00%		1/1/2030	BBB+	10	11,076
MA DFA–Emerson College	5.50%		1/1/2030	BBB+	290	325,748
Marietta Dev Auth–Life Univ	7.00%		6/15/2039	Ba3	250	262,192
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR	100	117,844
New Rochelle LDC–Iona Clg	5.00%		7/1/2023	BBB	275	328,292
NY Dorm–Long Island Univ	3.00%		9/1/2019	BBB	175	184,018
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2018	Ba1	100	106,777
NY Dorm–Pace Univ	5.00%		5/1/2019	BB+	50	54,017
NY Dorm–Pace Univ	5.00%		5/1/2021	NR	10	11,647
NY Dorm–Pace Univ	5.00%		5/1/2021	BB+	290	329,460
NY Dorm–Pace Univ	5.00%		5/1/2024	BB+	170	200,000
NY Dorm–Yeshiva Univ	3.75%		9/1/2018	NR	15	15,803
NY Dorm–Yeshiva Univ	3.75%		9/1/2018	B3	135	139,753
NY Dorm–Yeshiva Univ	4.00%		11/1/2025	B3	95	96,657

118	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Education (continued)
NY Dorm–Yeshiva Univ	4.00%		11/1/2026	B3	$95	$96,173
NY Dorm–Yeshiva Univ	5.00%		11/1/2022	NR	20	23,696
NY Dorm–Yeshiva Univ	5.00%		11/1/2022	B3	30	31,476
NY Dorm–Yeshiva Univ	5.00%		9/1/2028	B3	10	10,579
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2021	A3	285	331,843
Troy Cap Res Corp–RPI	5.00%		8/1/2021	A-	200	233,864
VA Clg Bldg Auth–Marymount Univ†	5.00%		7/1/2022	BB+	100	112,148
Total						4,399,813

General Obligation 13.94%
Arkansas City Bldg–So Cent Reg Med	6.25%		9/1/2024	Caa1	15	14,779
Chicago Brd Ed	1.67%	#	3/1/2036	B+	800	752,920
Chicago Brd Ed	4.25%		12/1/2018	B+	40	38,805
Chicago Brd Ed	5.00%		12/1/2017	B+	55	54,487
Chicago Brd Ed	5.00%		12/1/2019	B+	225	220,176
Chicago Brd Ed	5.25%		12/1/2026	B+	295	282,436
Chicago Brd Ed	9.00%	#	3/1/2026	B+	475	479,037
Chicago Brd Ed (AMBAC)	5.00%		12/1/2017	B+	200	203,632
Chicago Brd Ed (NPFGC) (FGIC)	5.00%		12/1/2019	AA-	145	155,884
Chicago GO	5.00%		12/1/2019	BBB+	150	157,209
Chicago GO	5.00%		1/1/2021	BBB+	250	261,845
Chicago GO	4.00%		1/1/2022	BBB+	125	127,064
Chicago GO	4.50%		1/1/2020	BBB+	400	411,512
Chicago GO	5.25%		1/1/2022	BBB+	765	826,628
Chicago GO (AMBAC)	5.00%		12/1/2017	BBB+	100	100,431
Cook Co GO	5.00%		11/15/2018	AA-	285	306,452
Cook Co GO	5.00%		11/15/2018	AA-	200	215,054
Cook Co GO	5.00%		11/15/2022	AA-	175	204,288
Cook Co GO	5.25%		11/15/2022	AA-	310	351,140
Eaton Area Pk & Rec Dist	5.00%		12/1/2018	NR	100	104,803
Guam GO	5.00%		11/15/2023	BB-	10	10,457
Guam GO	6.00%		11/15/2019	BB-	165	174,372
Guam GO	6.75%		11/15/2029	NR	50	58,835
IL State GO	5.00%		8/1/2017	BBB+	140	144,150
IL State GO	4.00%		2/1/2018	BBB+	100	102,833
IL State GO	4.00%		7/1/2018	BBB+	150	155,517
IL State GO	4.25%		4/1/2017	BBB+	50	50,751
IL State GO	5.00%		6/1/2017	BBB+	75	76,844

See Notes to Financial Statements.	119

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
IL State GO	5.00%	1/1/2018	BBB+	$245	$254,526
IL State GO	5.00%	8/1/2019	BBB+	295	317,727
IL State GO	5.00%	1/1/2020	BBB+	705	764,523
IL State GO	5.00%	4/1/2020	BBB+	165	179,853
IL State GO	5.00%	4/1/2020	BBB+	510	555,910
IL State GO	5.00%	7/1/2020	BBB+	280	306,715
IL State GO	5.00%	3/1/2021	BBB+	600	664,044
IL State GO	5.00%	7/1/2021	BBB+	320	355,680
IL State GO	5.00%	8/1/2021	BBB+	310	344,990
IL State GO	5.00%	2/1/2022	BBB+	685	766,556
IL State GO	5.25%	1/1/2020	BBB+	465	507,868
IL State GO (AGM)	5.00%	1/1/2019	AA	50	53,472
Luzerne CO GO (AGM)	3.80%	12/15/2017	AA	100	102,303
Luzerne CO GO (AGM)	4.30%	12/15/2021	AA	85	88,558
NJ State Bldg Auth	4.00%	6/15/2021	A-	250	265,252
NYC GO	5.00%	10/15/2016	AA	40	40,047
Oakland USD	5.00%	8/1/2020	AA-	150	172,626
Philadelphia Sch Dist	2.25%	9/1/2017	A2	125	126,121
Philadelphia Sch Dist	4.00%	9/1/2017	A2	95	97,345
Philadelphia Sch Dist	4.00%	9/1/2018	A2	300	315,078
Philadelphia Sch Dist	4.50%	9/1/2017	A2	155	159,520
Philadelphia Sch Dist	5.00%	9/1/2019	A2	100	107,925
Philadelphia Sch Dist	5.00%	9/1/2020	A2	215	236,306
Philadelphia Sch Dist	5.25%	9/1/2027	AA+	250	263,332
Philadelphia Sch Dist	6.00%	9/1/2038	A2	870	909,394
PR Comwlth GO(e)	4.00%	7/1/2021	Caa3	300	181,125
PR Comwlth GO(e)	5.25%	7/1/2022	Caa3	55	33,825
PR Comwlth GO(e)	5.50%	7/1/2017	Caa3	110	68,805
PR Comwlth GO(e)	5.50%	7/1/2019	Caa3	265	166,046
PR Comwlth GO (AG)	5.00%	7/1/2017	AA	65	66,693
PR Comwlth GO (AGM)	3.875%	7/1/2019	AA	35	35,072
PR Comwlth GO (AGM)	5.50%	7/1/2019	AA	140	147,020
PR Comwlth GO (AGM) (XLCA)	5.50%	7/1/2017	AA	100	102,971
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3	520	520,021
PR Pub Bldg Auth GTD	5.50%	7/1/2019	Caa3	35	21,139
PR Pub Bldg Auth GTD	5.50%	7/1/2023	Caa3	55	33,275
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2018	A2	190	198,949
Total					15,572,953

120	See Notes to Financial Statements.

Schedule of Investments (continued)

 SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care 22.53%
Alachua Co IDA–No FL Retirement Vlg	5.625%		11/15/2022	NR		$195	$200,372
Alachua Co IDA–No FL Retirement Vlg	5.75%		11/15/2026	NR		150	153,756
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		250	278,900
Ashland Med Ctr–Kings Daughters	5.00%		2/1/2022	BBB		560	644,101
AZ Hlth Facs–Beatitudes	5.10%		10/1/2022	NR		150	150,313
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		100	106,777
Buffalo & Erie IDC–Catholic Hlth	5.00%		7/1/2020	BBB+		100	113,733
CA Muni Fin–Northbay Hlthcare	4.00%		11/1/2022	NR		760	855,296
CA Statewide–Beverly	4.00%		2/1/2021	BBB-		550	592,240
CA Stwde–American Baptist	5.00%		10/1/2020	BBB+	(c)	165	187,828
CA Stwde–Daughters of Charity	5.50%		7/1/2022	CCC		60	60,430
CA Stwde–Daughters of Charity	5.75%		7/1/2024	CCC		800	803,208
CA Stwde–Eskaton Pptys	5.00%		11/15/2021	BBB		775	900,093
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB		1,000	1,216,200
Camden CO Impt Auth–Cooper Hlth	5.00%		2/15/2023	BBB+		80	95,267
Church Home of Hartford†	2.875%		9/1/2020	BB	(c)	200	201,758
Church Home of Hartford†	3.25%		9/1/2021	BB	(c)	200	203,250
CO Hlth Facs–Christian Living(d)	4.00%		1/1/2020	NR		250	266,152
Collier Co IDA–Arlington of Naples†	5.25%		5/15/2022	NR		100	100,417
Comanche Co Hsp Auth	5.00%		7/1/2022	BB+		100	110,468
Cumberland Co Mun Auth–Asbury	5.00%		1/1/2020	NR		25	27,456
Dauphin Co Gen Auth–Pinnacle Hlth	5.25%		6/1/2017	NR		20	20,571
Dauphin Co Gen Auth–Pinnacle Hlth	5.25%		6/1/2017	A+		5	5,139
Delaware Co Hsp–Crozer-Keystone	5.00%		12/15/2019	BB		50	50,403
Delaware Co Hsp–Crozer-Keystone	5.00%		12/15/2026	BB		100	100,805
Denver Hlth & Hsp Auth	1.664%	#	12/1/2033	BBB		300	280,947
Fairfax Co IDA–Inova Hlth	5.25%		8/15/2019	AA+		75	81,070
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%		7/1/2035	Ba1		45	51,109
Friendsview Retirement Community	4.00%		11/15/2026	NR		500	529,045
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2022	BB		250	282,702
Harris Co Cultural Ed–Brazos	4.00%		1/1/2023	BB+	(c)	80	87,519
Harris Co Cultural Ed–Brazos	5.00%		1/1/2023	BB+	(c)	65	74,858
ID HFA–Madison Mem Hosp	5.00%		9/1/2021	BB+		1,000	1,133,490
IL Fin Auth–Centegra Hlth	5.00%		9/1/2019	BBB		100	109,524
IL Fin Auth–Centegra Hlth	5.00%		9/1/2021	BBB		100	115,671
IL Fin Auth–Friendship Vlg Shaumburg	5.00%	#	2/15/2037	BB-	(c)	55	55,048
IL Fin Auth–Friendship Vlg Shaumburg	5.375%		2/15/2025	BB-	(c)	100	100,128

See Notes to Financial Statements.	121

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
IL Fin Auth–Plymouth Place	5.00%	5/15/2025	BB+	(c)	$125	$144,049
IL Fin Auth–Presence Health	5.00%	2/15/2020	BBB-		1,000	1,098,740
IL Fin Auth–Provena Hlth	6.25%	5/1/2022	BBB-		100	118,068
IL Fin Auth–Provena Hlth	7.75%	8/15/2034	BBB-		100	119,021
IL Fin Auth–Smith Vlg	5.25%	11/15/2016	NR		10	10,010
Kent Hsp Fin Auth–Metropolitan Hsp	5.50%	7/1/2020	BB		30	30,094
Kent Hsp Fin Auth–Metropolitan Hsp	6.00%	7/1/2035	BB		460	461,481
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%	12/1/2025	NR		100	102,258
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		370	407,918
LA Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2022	BBB-	(c)	55	63,652
MA DFA–Boston Med Ctr	5.00%	7/1/2022	BBB		340	400,279
MA Hlth & Ed–Boston Med Ctr	4.75%	7/1/2023	BBB		200	213,324
MD Hlth & HI Ed–Doctors Cmnty Hsp	5.00%	7/1/2020	Baa3		15	15,455
MD Hlth & HI Ed–Doctors Cmnty Hsp	5.00%	7/1/2027	Baa3		245	252,433
MD Hlth & HI Ed–Doctors Cmnty Hsp	5.75%	7/1/2038	Baa3		90	101,335
ME Hlth & HI Ed–MaineGeneral Hlth	5.00%	7/1/2019	Ba2		75	79,910
ME Hlth & HI Ed–MaineGeneral Hlth	5.25%	7/1/2021	Ba2		70	77,134
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%	7/1/2032	Ba2		140	167,355
Mesquite Hlth–Christian Care Ctrs	5.00%	2/15/2020	BBB-	(c)	200	221,746
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2022	Baa1		500	598,590
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2022	Baa1		150	179,769
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2023	Baa1		90	107,168
Montgomery Co IDA–Whitemarsh	3.00%	1/1/2017	NR		360	360,306
Moon IDC–Baptist Homes Soc	5.00%	7/1/2020	NR		80	85,498
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2021	BB+		275	301,323
New Hope–Carillon	3.00%	7/1/2020	NR		565	567,175
New Hope Cult Ed Facs–Crestview	4.00%	11/15/2021	BB+	(c)	615	661,955
New Hope Cultural–Wesleyan Homes	4.00%	1/1/2018	NR		100	101,730
NJ EDA–Lions Gate	4.00%	1/1/2020	NR		325	339,859
NJ EDA–Lions Gate	4.375%	1/1/2024	NR		200	214,300
NJ Hlth–Barnabas Hlth	4.00%	7/1/2018	A-		85	89,565
NJ Hlth–St Josephs Hlth	6.625%	7/1/2038	BBB-		255	280,454
NJ Hlth–St Peters Univ Hsp	5.00%	7/1/2021	BB+		200	220,982
NJ Hlth–St Peters Univ Hsp	5.75%	7/1/2037	BB+		95	100,786
NJ Hlth–St Peters Univ Hsp	6.00%	7/1/2026	BB+		80	89,586
NJ Hlth–Trinitas Hsp	5.25%	7/1/2023	BBB		110	113,431
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2021	AA		100	115,950

122	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2022	Ba1		$200	$231,320
Onondaga CDC–St Josephs Hsp	5.125%		7/1/2031	NR		100	111,375
Palm Beach Co Hlth–Sinai Residences	6.75%		6/1/2024	NR		100	118,239
Palm Beach Co Hlth–Sinai Residences	7.25%		6/1/2034	NR		20	24,319
Palomar Hlth Care Dist COP	5.50%		11/1/2019	Ba1		55	59,192
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2022	BBB-		180	183,148
Philadelphia Hsps–Temple Univ Hlth	5.50%		7/1/2026	BBB-		35	35,721
Philadelphia Hsps–Temple Univ Hlth	5.50%		7/1/2030	BBB-		145	147,611
Philadelphia Hsps–Temple Univ Hlth	6.25%		7/1/2023	BBB-		15	15,448
Red River Hlth–Methodist Ret Cmnty	6.125%		11/15/2020	NR		15	15,040
RI Hlth & Ed–Care New England	5.00%		9/1/2020	BB		1,000	1,089,730
Rochester Hlth & Hsg–Homestead	5.00%		12/1/2025	NR		700	801,675
Saint Paul MN Hsg & Redev Auth	5.00%		11/15/2025	BBB-		100	112,709
Saint Paul MN Hsg & Redev Auth	5.00%		11/15/2026	BBB-		100	112,286
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB+		75	94,833
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB	(c)	400	436,904
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2019	BBB-		100	110,663
St. Louis Ind Dev Auth–Nazareth	3.85%		8/15/2020	NR		100	100,132
St. Louis Ind Dev Auth–Nazareth	4.15%		8/15/2021	NR		100	100,131
Tarrant Co Cultural–Buckingham Sr Lvg	3.875%		11/15/2020	BB	(c)	100	101,223
Tyler Hlth–Mother Frances Hsp	5.125%		7/1/2022	A3		125	142,210
Tyler Hlth–Mother Frances Hsp	5.25%		7/1/2023	A3		50	56,393
UMass Mem Hlth	5.00%		7/1/2021	BBB+		180	202,261
UMass Mem Hlth	5.00%		7/1/2022	BBB+		140	157,314
UMass Mem Hlth	5.125%		7/1/2026	BBB+		125	142,574
WA HFC–Lea Hill Proj†	3.20%		7/1/2021	NR		500	500,605
WA Hsg–Herons Key†	4.375%		1/1/2021	NR		100	101,664
Westchester Co Hlth Care	5.00%		11/1/2022	BBB		175	205,086
WI Hlth & Ed–Aurora Hlth	5.00%		8/15/2019	A2		50	54,927
WI PFA–Bancroft Neurohealth†	4.00%		6/1/2020	NR		635	653,923
Total							25,177,389

Housing 0.49%
CA Muni Fin–UC Berkeley Hsg	4.00%		6/1/2019	Baa3		75	79,781
NJ Eda–Montclair St Std Hsg	5.00%		6/1/2021	Baa3		95	104,187
NJ Eda–Montclair St Std Hsg	5.25%		6/1/2020	Baa3		50	56,075
NYC IDA–Yankee Stadium (FGIC)	1.655%	#	3/1/2021	Baa1		315	311,853
Total							551,896

See Notes to Financial Statements.	123

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Lease Obligations 1.37%
CA Pub Wks–Dept of Correction (AMBAC)	5.00%	12/1/2019	A1	$245	$262,498
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Ba1	15	16,535
Essex Co Impt Auth–Newark (AGM)	5.00%	11/1/2020	A2	50	55,066
MI Fin Auth–Detroit Sch Dist	5.50%	6/1/2021	B	60	63,518
NJ Bldg Auth	5.00%	12/15/2018	A-	150	160,849
NJ EDA–Sch Facs	5.00%	9/1/2020	A-	240	265,488
NJ EDA–Sch Facs	5.00%	6/15/2023	A-	255	292,202
NJ EDA–Sch Facs	5.50%	9/1/2021	A-	155	176,083
NJ EDA–Transit Proj	5.00%	5/1/2019	A-	220	236,808
Total					1,529,047

Other Revenue 7.20%
Arlington Hi Ed Fin Corp–Newman Intl Acad	4.375%	8/15/2026	NR	250	255,722
Austin Convention†	5.75%	1/1/2034	BB	100	100,962
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2019	Ba1	45	45,145
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2024	Ba1	25	25,063
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2025	Ba1	200	200,478
CA Sch Fin Auth–Ocean Charter†	6.00%	1/1/2019	NR	500	500,515
Central Plains–Goldman Sachs	5.00%	9/1/2019	A3	325	359,174
Central Plains–Goldman Sachs	5.25%	12/1/2021	A3	360	424,966
Cleveland Arpt	5.00%	1/1/2029	A-	285	327,317
DC Rev–Friendship Pub Chtr Sch	2.45%	6/1/2017	BBB	45	45,166
FL Charter Foundation†	4.00%	7/15/2026	NR	1,000	999,950
FL DFC–Renaissance Chtr Sch†	5.00%	6/15/2025	NR	150	160,461
Houston HI Ed–Cosmos Fndtn	4.00%	2/15/2022	BBB	710	747,900
Houston HI Ed–Cosmos Fndtn	6.50%	5/15/2031	BBB	750	904,185
Main St Nat Gas–Ml	5.00%	3/15/2022	BBB+	520	601,250
Main St Nat Gas–ML	5.125%	9/15/2017	BBB+	105	108,899
MI Fin Auth–Student Loan AMT	5.00%	11/1/2020	Aa3	80	89,207
Mohave Co IDA–Mohave Prison	7.50%	5/1/2019	BBB+	495	497,396
Phoenix IDA–Basis Schs†	3.00%	7/1/2020	BB	200	203,258
PR Elec Pwr Auth	5.00%	7/1/2018	Caa3	50	33,752
Sa Energy Acquisition–Goldman Sachs	5.25%	8/1/2017	A3	50	51,735
Salt Verde Fin Corp–Citi	5.25%	12/1/2020	BBB+	120	137,123
TEAC–Goldman Sachs	5.25%	9/1/2022	A3	630	753,971
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2022	A3	100	119,387
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2020	BBB+	120	137,068

124	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Other Revenue (continued)
Yonkers EDC–Charter Sch Ed Excellence	6.00%		10/15/2030	BB	$200	$213,362
Total						8,043,412

Special Tax 1.79%
Anne Arundel Co–Natl Business Pk	6.10%		7/1/2040	NR	100	105,492
CA Reassmt Dist 15/2 Irvine	5.00%		9/2/2021	NR	140	161,595
Fremont CFD–Pacific Commons	5.00%		9/1/2021	NR	100	115,365
Lake Elsinore PFA	5.00%		9/1/2023	NR	100	119,045
NJ EDA–Kapkowski Rd Landfill	5.75%		10/1/2021	Ba2	15	16,553
NYC IDA–Queens Stadium (AMBAC)	5.00%		1/1/2017	BBB	105	106,124
NYC IDA–Queens Stadium (AMBAC)	5.00%		1/1/2025	BBB	60	60,559
NYC IDA–Queens Stadium (AMBAC)	5.00%		1/1/2026	BBB	35	35,321
NYC IDA–Yankee Stadium (FGIC)	1.535%	#	3/1/2017	Baa1	160	159,990
San Clemente Cmnty Facs	5.00%		9/1/2024	NR	100	122,161
San Francisco Redev–Mission Bay South	5.00%		8/1/2026	NR	30	34,994
Scranton RDA GTD	5.00%		11/15/2021	BB	500	535,045
Scranton RDA GTD	5.00%		11/15/2028	BB	255	273,482
Sparks Tourism Impt Dist†	6.75%		6/15/2028	B1	150	158,092
Total						2,003,818

Tax Revenue 3.58%
Casino Reinv Dev Auth	5.00%		11/1/2020	BBB+	125	134,464
Casino Reinv Dev Auth	5.00%		11/1/2022	BBB+	125	136,531
Garden St Preservation Trust TCRS (BAM)	5.00%		11/1/2021	AA	300	351,414
Gtr Wenatchee Regl Events Ctr	4.125%		9/1/2021	NR	460	481,505
Jefferson Co–Sch Warrant	4.75%		1/1/2025	A-	45	45,356
Jefferson CO–Sch Warrant TCRS (AMBAC)	4.75%		1/1/2025	A-	150	150,966
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2022	BBB	110	112,493
Met Pier & Expo Auth–Mccormick Place	5.00%		12/15/2022	BBB	500	576,260
Met Pier & Expo Auth–Mccormick Place (NPFGC) (FGIC)	Zero Coupon		6/15/2018	BBB	285	275,780
Met Pier & Expo Auth–McCormick Place (NPFGC) (FGIC)	5.50%		12/15/2023	AA-	150	174,872
NJ EDA–Cigarette Tax	5.00%		6/15/2017	BBB+	100	102,597
NJ EDA–Cigarette Tax	5.00%		6/15/2021	BBB+	500	562,580
PR Corp Sales Tax	5.00%		8/1/2022	Caa3	100	75,000
PR Corp Sales Tax	5.50%		8/1/2023	CC	125	66,250
PR Sales Tax Fing Cor	5.00%		8/1/2021	Caa3	1,000	750,000
Total						3,996,068

See Notes to Financial Statements.	125

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Tobacco 6.80%
Buckeye Tobacco	5.125%		6/1/2024	B-	$1,815	$1,771,694
Buckeye Tobacco	5.375%		6/1/2024	B-	995	984,791
Golden St Tobacco	4.50%		6/1/2027	B	700	711,466
Inland Empire Tobacco	5.00%		6/1/2021	NR	275	276,837
Inland Empire Tobacco	5.75%		6/1/2026	NR	65	69,415
MI Tob Settlement	5.125%		6/1/2022	B-	620	619,975
Nassau Co Tobacco	5.25%		6/1/2026	B-	125	125,910
NJ EDA–Cigarette Tax	5.00%		6/15/2022	BBB+	400	455,488
Nthrn AK Tobacco	4.625%		6/1/2023	Ba1	15	15,104
Nthrn AK Tobacco	5.00%		6/1/2032	B3	10	10,001
Nthrn CA Tobacco	4.75%		6/1/2023	B+	65	65,419
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2020	A	10	11,417
Railsplitter Tobacco Settlement Auth	5.50%		6/1/2023	A	30	35,169
Sthrn CA Tobacco	4.75%		6/1/2025	BBB	35	35,019
Suffolk Tobacco Asset Sec Corp	5.00%		6/1/2023	A	60	69,128
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR	510	531,083
Tobacco Settlement Fin Corp NJ	4.50%		6/1/2023	Baa3	1,005	1,022,980
Tobacco Settlement Fin Corp NJ	4.625%		6/1/2026	B+	525	529,762
TSASC	4.75%		6/1/2022	BBB-	20	20,027
TSASC	5.00%		6/1/2026	BB-	240	240,329
Total						7,601,014

Transportation 7.66%
Central TX Mobility Auth	5.00%		1/1/2018	BBB	250	262,372
Chicago GO	4.00%		1/1/2019	BBB+	180	182,225
Chicago Midway Arpt AMT	5.00%		1/1/2021	A	300	341,766
Chicago O’Hare Arpt AMT	5.00%		1/1/2021	A	150	171,546
Chicago O’Hare Arpt AMT	5.00%		1/1/2023	A	110	128,179
Chicago O’Hare Arpt AMT	5.25%		1/1/2019	A	65	70,616
Chicago Water	5.00%		11/1/2020	A	190	214,006
Cleveland Arpt (AG)	4.00%		1/1/2020	AA	60	63,425
Delaware River Port Auth	5.00%		1/1/2022	A-	175	202,020
E–470 Hwy Auth	5.00%		9/1/2020	A3	100	113,635
E–470 Hwy Auth (NPFGC)	5.25%		9/1/2018	AA-	40	43,248
Foothill / Eastern Corridor Toll Rd	5.00%	#	1/15/2053	BBB-	60	61,726
Foothill / Eastern Corridor Toll Rd	5.50%	#	1/15/2053	BBB-	500	597,130
Houston Arpt–Continental Airlines AMT	4.50%		7/1/2020	BB-	450	490,239
Indianapolis Local Pub Impt–Ind Arpt AMT	5.00%		1/1/2023	A1	275	329,216

126	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2021	Baa1	$90	$102,564
MA Port Auth–Delta Airlines AMT (AMBAC)	5.20%		1/1/2020	NR	35	35,081
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2017	NR	25	25,089
MD EDC–Maryland Port	5.125%		6/1/2020	Baa3	555	627,350
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2021	Baa1	35	39,127
NY Trans Dev Corp–TOGA AMT	5.00%		1/1/2021	Baa1	300	344,424
PA Econ Dev–Rapid Bridge AMT	5.00%		12/31/2018	BBB	250	270,805
PA Econ Dev–Rapid Bridge AMT	5.00%		6/30/2019	BBB	330	362,617
PA Econ Dev–Rapid Bridge AMT	5.00%		6/30/2021	BBB	80	92,278
PA Econ Dev–Rapid Bridge AMT	5.00%		12/31/2025	BBB	510	624,480
Philadelphia Airport AMT	5.00%		6/15/2022	A	195	222,304
Philadelphia Airport AMT	5.25%		6/15/2022	A	175	196,282
Port Auth NY & NJ–JFK IAT	5.00%		12/1/2020	Baa1	430	485,509
Port of Seattle AMT	5.00%		8/1/2023	A+	60	71,628
PR Hwy & Trans Auth	5.50%		7/1/2024	CC	45	12,037
PR Hwy & Trans Auth (AGC)	5.25%		7/1/2019	AA	25	26,467
PR Hwy & Trans Auth (AGM)	5.50%		7/1/2017	AA	35	36,040
Regional Trans Dist–Denver Trans	5.375%		7/15/2025	Baa3	110	123,911
Regional Trans Dist–Denver Trans	6.00%		1/15/2026	Baa3	300	347,358
RI Dep Trans–Garvee	5.00%		6/15/2019	AA-	500	549,380
San Francisco Arpt AMT	5.00%		5/1/2022	A+	280	325,976
South Jersey Trans Auth	4.00%		11/1/2019	BBB+	105	111,678
South Jersey Trans Auth	5.00%		11/1/2027	BBB+	110	118,862
Wayne Co Arpt AMT (AGM)	4.00%		12/1/2020	AA	120	130,321
Total						8,552,917

Utilities 10.78%
Beaver CO IDA–Firstenergy	3.50%	#	12/1/2035	Ba2	610	536,745
Beaver Co IDA–FirstEnergy	4.00%	#	1/1/2035	Ba2	100	86,679
Beaver Co IDA–Firstenergy	4.375%	#	1/1/2035	Baa2	275	276,851
Burke CO Dev–Vogtle Proj	2.35%	#	10/1/2032	A-	175	179,716
Chicago Wastewater CR (AGM)	5.00%		1/1/2022	AA	150	173,647
Chicago Water (AGM)	4.25%		11/1/2018	AA	370	393,103
CO Public Auth–ML	6.125%		11/15/2023	BBB+	630	781,628
Detroit Sewer	5.00%		7/1/2022	A-	140	164,319
Detroit Sewer (AGM)	5.25%		7/1/2020	AA	75	85,422
Detroit Sewer Rmkt	6.50%		7/1/2024	A3	100	112,961
Detroit Water	5.00%		7/1/2019	A-	80	87,620

See Notes to Financial Statements.	127

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Utilities (continued)
Detroit Water	5.25%		7/1/2025	A-		$75	$85,383
Floyd Co Dev–GA Power	2.35%	#	7/1/2022	A3		125	128,113
HI Dept Budget–Hawaiian Electric	6.50%		7/1/2039	Baa2		135	151,917
Jefferson CO Sewer	5.00%		10/1/2018	BBB-		250	265,157
Main St Nat Gas–ML	5.00%		3/15/2019	BBB+		180	195,518
NC Eastern Muni Pwr	6.00%		1/1/2022	AAA	(c)	100	124,761
OH Air Quality–Firstenergy	3.00%		5/15/2019	Ba2		1,495	1,358,761
OH Air Quality–Firstenergy	3.75%	#	12/1/2023	Ba2		65	62,721
OH Air Quality–FirstEnergy	5.625%		6/1/2018	Baa2		300	307,476
OH Air Quality–Ohio Vly Elec	5.625%		10/1/2019	BBB-		130	142,180
OH Wtr Dev Auth–FirstEnergy	3.75%	#	7/1/2033	Ba2		200	177,112
OH Wtr Dev Auth–Firstenergy	4.375%	#	6/1/2033	Baa2		575	578,870
Philadelphia Gas Works	5.00%		8/1/2021	A		200	233,456
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	A3		75	83,931
PR Aqueduct & Swr Auth	4.00%		7/1/2022	Caa3		85	65,450
PR Aqueduct & Swr Auth	5.00%		7/1/2017	Caa3		185	147,602
PR Aqueduct & Swr Auth	5.00%		7/1/2019	Caa3		945	747,495
PR Aqueduct & Swr Auth	6.125%		7/1/2024	Caa3		115	92,000
PR Elec Pwr Auth	4.10%		7/1/2019	Caa3		240	162,084
PR Elec Pwr Auth	4.25%		7/1/2020	Caa3		300	202,674
PR Elec Pwr Auth (AGM)	5.00%		7/1/2023	AA		30	30,434
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA		145	147,043
PR Elec Pwr Auth (NPFGC)	5.00%		7/1/2021	AA-		100	101,408
PR Elec Pwr Auth (NPFGC)(FGIC)	4.00%		7/1/2018	AA-		315	324,614
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2019	AA-		350	372,533
Roseville Nat Gas–ML	5.00%		2/15/2018	BBB+		60	63,010
Southern CA Waterworks TCRS (FGIC)	5.75%		7/1/2021	AAA		65	75,759
TEAC–Goldman Sachs	5.00%		2/1/2020	A3		340	379,120
TEAC–Goldman Sachs	5.00%		2/1/2022	A3		715	833,375
TEAC–Goldman Sachs	5.25%		9/1/2018	A3		30	32,329
TEAC–Goldman Sachs	5.25%		9/1/2021	A3		315	368,871
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2021	A3		220	258,456
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3		25	28,782
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2018	BBB+		405	439,308
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2022	BBB+		205	243,366
Wise Co IDA–VA Elec & Pwr Co	2.15%	#	10/1/2040	A2		150	154,260
Total							12,044,020
Total Municipal Bonds (cost $108,333,422)							109,877,049

128	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: Principal S&P or Moody’s(a)	Amount (000)	Fair Value
SHORT-TERM INVESTMENT 0.45%

Variable Rate Demand Note 0.45%

Utilities
NYC Muni Water (cost $500,000)	0.96%	10/3/2016	6/15/2032	AA+	$500	$500,000
Total Investments in Securities 98.79% (cost $108,833,422)						110,377,049
Cash and Other Assets in Excess of Liabiities(i) 1.21%						1,349,203
Net Assets 100.00%						$111,726,252

Open Futures Contracts at September 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2016	43	Short	$(9,394,156)	$(3,747)
U.S. 5-Year Treasury Note	December 2016	26	Short	(3,159,407)	(15,685)
U.S. 10-Year Treasury Note	December 2016	8	Short	(1,049,000)	(1,139)
Totals				$(13,602,563)	$(20,571)

Note: See Footnotes to Schedules of Investments on page 155 of this report.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Health Care	$–	$25,102,531	$74,858	(4)	$25,177,389
Remaining Industries	–	84,699,660	–		84,699,660
Variable Rate Demand Note	–	500,000	–		500,000
Total	$–	$110,302,191	$74,858		$110,377,049
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–		$–
Liabilities	(20,571)	–	–		(20,571)
Total	$(20,571)	$–	$–		$(20,571)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.	129

Schedule of Investments (concluded)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2016

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2015	$–
Accrued discounts/premiums	(442)
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	4,521
Purchases	54,836
Sales	–
Net transfers in or out of Level 3	15,943
Balance as of September 30, 2016	$74,858

130	See Notes to Financial Statements.

Schedule of Investments

CALIFORNIA TAX FREE FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.80%

Corporate-Backed 1.12%
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	$1,020	$1,146,796
CA Poll Ctl–Waste Mgmt AMT	3.25%	#	12/1/2027	A-	1,500	1,612,650
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-	1,000	1,113,890
Total						3,873,336

Education 8.28%
CA Dev Auth–Culinary Institute	5.00%		7/1/2036	Baa2	400	481,348
CA Dev Auth–Culinary Institute	5.00%		7/1/2041	Baa2	380	451,885
CA Dev Auth–Culinary Institute	5.00%		7/1/2046	Baa2	425	503,799
CA Ed–Stanford Univ	5.00%		6/1/2046	AAA	1,500	2,196,945
CA Ed Facs–Chapman Univ	5.00%		4/1/2040	A2	1,000	1,169,310
CA Ed Facs–Clg & Univ Fin Prog	5.00%		2/1/2037	Ba1	1,000	1,000,950
CA Ed Facs–Occidental Clg	5.00%		10/1/2036	Aa3	1,125	1,361,239
CA Ed Facs–Santa Clara Univ	5.00%		4/1/2039	Aa3	1,000	1,182,600
CA Ed Facs–Univ of Redlands	5.00%		10/1/2038	A3	1,000	1,183,120
CA Fin Auth–Biola Univ	5.00%		10/1/2029	Baa1	330	384,902
CA Fin Auth–Biola Univ	5.80%		10/1/2028	Baa1	1,085	1,171,550
CA Fin Auth–Emerson Clg	5.75%		1/1/2033	BBB+	1,250	1,482,687
CA Fin Auth–Univ of San Diego	5.00%		10/1/2029	A1	2,225	2,690,715
CA Infra & Econ Dev–Pepperdine Univ	5.00%		11/1/2028	Aa3	1,000	1,123,950
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	NR	500	546,550
CA Sch Fin Auth–KIPP LA†	5.00%		7/1/2045	BBB-	540	612,241
CA State Univ Sys	5.00%		11/1/2041	Aa2	500	612,500
CA Stwde–Windrush Sch(e)	5.50%		7/1/2037	NR	1,250	13
Regents Univ of CA	5.00%		5/15/2051	AA-	1,000	1,211,440
Ripon USD (BAM)	5.50%		8/1/2043	AA	1,000	1,232,590
Tustin USD	6.00%		8/1/2036	Aa1	1,500	1,849,020
Univ California	5.00%		5/15/2037	AA-	1,435	1,706,846
Univ California	5.00%		5/15/2040	AA-	1,000	1,202,020
Univ of California(b)	5.75%		5/15/2031	AA	3,000	3,372,810
Total						28,731,030

General Obligation 18.70%
CA State GO	3.00%		9/1/2033	AA-	1,000	1,022,410
CA State GO	5.00%		9/1/2021	AA-	1,000	1,187,320
CA State GO	5.00%		9/1/2029	AA-	485	576,102
CA State GO	5.00%		2/1/2032	AA-	2,000	2,374,780

See Notes to Financial Statements.	131

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation (continued)
CA State GO	5.00%	2/1/2033	AA-	$1,000	$1,185,120
CA State GO	5.00%	9/1/2037	AA-	1,500	1,843,470
CA State GO	5.00%	9/1/2045	AA-	500	614,985
CA State GO	5.25%	10/1/2029	AA-	1,500	1,690,575
CA State GO	5.25%	8/1/2032	AA-	2,500	3,158,675
CA State GO	5.25%	10/1/2032	AA-	4,000	4,786,480
CA State GO	5.25%	4/1/2035	AA-	3,000	3,624,030
CA State GO	5.50%	3/1/2040	AA-	2,000	2,283,940
CA State GO	6.50%	4/1/2033	AA-	3,500	3,989,720
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa2	1,000	1,219,350
Grossmont UHSD	5.00%	8/1/2043	Aa3	1,250	1,483,625
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA	2,000	681,860
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2038	AA	1,000	1,190,120
LA Comm Clg(d)	5.00%	8/1/2036	AA+	1,000	1,237,340
Los Angeles CCD	4.00%	8/1/2029	AA+	1,225	1,437,697
Los Angeles CCD	5.00%	8/1/2029	AA+	1,000	1,255,720
Los Angeles USD	5.00%	7/1/2029	Aa2	2,225	2,462,919
Los Angeles USD	5.00%	7/1/2030	Aa2	1,000	1,242,420
Marin Healthcare Dist	4.00%	8/1/2040	Aa2	1,000	1,105,550
New Haven USD (BAM)	5.00%	8/1/2028	AA	1,000	1,237,420
Oakland USD	6.125%	8/1/2029	AA-	1,000	1,145,570
Palm Springs USD	4.00%	8/1/2033	Aa3	1,035	1,172,334
Pasadena USD	4.125%	5/1/2037	Aa2	1,000	1,084,560
Piedmont USD	5.00%	8/1/2034	AA+	1,200	1,326,852
Pomona USD (BAM)	5.00%	8/1/2039	AA	1,000	1,165,000
PR Comwlth GO(e)	6.00%	7/1/2039	Caa3	2,000	1,260,000
PR Comwlth GO(e)	8.00%	7/1/2035	Caa3	1,000	656,250
San Diego USD	5.00%	7/1/2027	Aa2	1,000	1,227,830
San Francisco CCD	5.00%	6/15/2028	Aa3	1,000	1,255,540
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	A3	1,000	1,195,410
Santa Monica Malibu GO(d)	4.00%	7/1/2029	Aa1	500	587,945
Stockton USD	5.00%	8/1/2031	A+	2,000	2,446,940
Stockton USD (AGM)	5.00%	7/1/2025	AA	1,060	1,254,923
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	1,000	1,248,200
Victor Valley UHSD (AGM)	4.00%	8/1/2037	AA	1,250	1,395,063
West Contra Costa USD	6.00%	8/1/2027	AA-	1,000	1,410,090
Yosemite CCD	Zero Coupon	8/1/2042	Aa2	2,805	2,160,383
Total					64,884,518

132	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care 15.53%
Abag Fin Auth–Episcopal Senior	5.00%	7/1/2032	BBB+	(c)	$1,060	$1,201,425
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,127,870
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2022	AA-		110	131,801
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA-		1,000	1,173,680
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,139,190
CA Hlth–Catholic Hlthcare W	5.50%	7/1/2025	A		1,250	1,352,600
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,134,770
CA Hlth–Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,317,240
CA Hlth–Lucile Packard Childrens Hsp	5.00%	8/15/2055	AA-		1,400	1,667,736
CA Hlth–Providence Hlth	4.00%	10/1/2036	AA-		1,000	1,110,380
CA Hlth–Providence Hlth	5.00%	10/1/2038	AA-		1,000	1,191,190
CA Hlth–Providence Hlth	6.25%	10/1/2024	AA-		1,025	1,133,927
CA Hlth–Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,361,300
CA Hlth–Stanford Hsp	5.00%	8/15/2054	AA-		1,000	1,193,190
CA Hlth–Sutter Hlth	5.00%	11/15/2041	AA-		1,000	1,206,170
CA Hlth–Sutter Hlth	5.00%	8/15/2043	AA-		500	599,665
CA Hlth–Sutter Hlth	5.00%	11/15/2046	AA-		2,000	2,424,320
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,344,160
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	572,745
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2046	A-		1,000	1,140,750
CA Muni Fin–Northbay Hlthcare	5.00%	11/1/2027	NR		1,000	1,228,520
CA Muni Fin–NorthBay Hlthcare	5.00%	11/1/2040	BBB-		1,200	1,376,460
CA Statewide–Beverly	5.00%	2/1/2035	BBB-		1,250	1,450,875
CA Stwde–American Baptist	5.00%	10/1/2045	BBB+	(c)	1,000	1,153,150
CA Stwde–Cottage Hlth	5.00%	11/1/2043	A+		750	885,075
CA Stwde–Daughters of Charity	5.50%	7/1/2039	CCC		460	460,014
CA Stwde–Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	907,835
CA Stwde–Kaiser Permanente	5.00%	4/1/2042	AA-		1,000	1,150,720
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB		2,000	2,339,100
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		1,000	1,166,250
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,164,220
John Muir Health	5.00%	8/15/2051	A+		1,000	1,196,010
Kaweah Delta Hlth Care Dist	5.00%	6/1/2040	A3		1,500	1,747,035
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(c)	635	713,543
Palomar Hlth(d)	5.00%	8/1/2034	A		475	575,439
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		520	559,629
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2031	BB+		2,000	2,502,480

See Notes to Financial Statements.	133

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value
Health Care (continued)
UCal Med Ctr	4.50%	5/15/2036	AA-		$1,855	$2,159,850
Upland COP–San Antonio Cmnty Hsp	6.00%	1/1/2026	A-		2,000	2,308,540
Whittier Hlth Fac–Presbyterian
Intercmnty Hsp	5.00%	6/1/2044	A		1,000	1,148,390
Whittier Hlth Fac–Presbyterian
Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,179,540
Total						53,896,784

Housing 2.28%
CA Muni Fin–Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,000	1,148,900
CA Muni Fin–Caritas Affordable Hsg	5.00%	8/15/2030	BBB		1,000	1,161,890
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	567,960
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2035	Baa1		1,000	1,207,640
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2040	Baa1		750	900,773
CA Stwde–CHF-Irvine LLC	5.125%	5/15/2031	Baa1		1,500	1,749,375
Los Angeles Regl Fin Auth–MonteCedro Prk	5.00%	11/15/2044	AA-		1,000	1,162,990
Total						7,899,528

Lease Obligations 5.62%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A+		1,000	1,182,270
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+		2,000	2,437,220
CA Pub Wks–Various Cap Proj	5.00%	4/1/2037	A+		1,000	1,163,690
CA Pub Wks–Various Cap Proj	5.375%	11/1/2022	A+		1,000	1,131,380
CA Pub Wks–Various Cap Proj	6.375%	11/1/2034	A+		2,000	2,318,480
Los Angeles Co Pub Wks	5.00%	12/1/2039	AA		1,000	1,201,350
Los Angeles Mun Impt Corp	5.00%	11/1/2036	A+		1,500	1,830,555
San Diego PFA–Master Lease	5.25%	9/1/2035	AA-		1,220	1,388,421
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2027	AA		1,000	1,223,020
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,390,360
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA		2,295	2,216,121
Total						19,482,867

Other Revenue 3.31%
CA Fin Auth–High Tech†	6.00%	7/1/2028	BB	(c)	850	881,263
CA Fin Auth–OCEAA	6.75%	10/1/2028	NR		1,250	1,301,963
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2041	Aa2		1,010	1,203,748
CA Infra & Econ Dev–Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,325,740
CA Infra & Econ Dev–Walt Disney Museum	4.00%	2/1/2035	A+		1,000	1,099,550
CA Muni Fin–American Heritage	5.00%	6/1/2036	BBB-		1,000	1,152,950

134	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Other Revenue (continued)
CA Sch Fin Auth–Aspire†	5.00%	8/1/2046	BBB	$1,000	$1,135,710
CA Sch Fin Auth–KIPP LA	5.00%	7/1/2034	BBB-	600	686,310
Long Beach Nat Gas–ML	5.00%	11/15/2035	BBB+	1,335	1,707,625
Total					11,494,859

Special Tax 10.09%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	584,100
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,191,480
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+	1,535	1,566,283
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,250	1,480,125
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500	563,525
Lake Elsinore PFA	5.00%	9/1/2035	NR	1,000	1,174,040
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,150,660
Norco Redev Agy–Proj #1	6.00%	3/1/2036	A+	1,120	1,292,760
Orange Co CFD	5.25%	8/15/2045	NR	1,000	1,186,730
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2029	AA	1,050	1,282,134
Poway USD PFA	5.00%	9/15/2024	BBB	280	339,464
Poway USD PFA (BAM)	5.00%	9/1/2035	AA	1,500	1,785,825
Riverside Co Redev Agy–Tax Alloc	6.00%	10/1/2037	A	2,000	2,371,440
Riverside RDA–Desert Com and I-215 (BAM)	5.00%	10/1/2028	AA	1,000	1,231,820
Roseville CFD–Westpark	5.00%	9/1/2031	NR	1,000	1,197,580
Sacramento Co CFD	5.00%	9/1/2040	NR	1,000	1,177,770
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	1,000	1,151,880
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A	1,000	1,146,640
San Francisco Redev–Mission Bay North	5.00%	8/1/2035	A	500	612,155
San Francisco Redev–Mission Bay North	6.75%	8/1/2033	A-	500	621,550
San Francisco Redev–Mission Bay North	6.75%	8/1/2041	A-	1,000	1,243,100
San Francisco Redev–Mission Bay South	6.625%	8/1/2039	BBB+	1,500	1,736,925
San Francisco Redev–Mission Bay South (NPFGC)	5.00%	8/1/2043	AA-	1,100	1,327,502
San Jose Redev Agy (AG)	4.50%	8/1/2035	AA	150	150,306
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	500	560,850
Santa Cruz Redev Agy–Live Oak	6.625%	9/1/2029	A+	500	581,905
Santa Cruz Redev Agy–Live Oak	7.00%	9/1/2036	A+	500	587,270
Saugus USD PFA	5.00%	9/1/2041	NR	1,000	1,180,790
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,764,944
Tustin CFD	5.00%	9/1/2040	NR	750	863,910

See Notes to Financial Statements.	135

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Special Tax (continued)
Union City Redev Agy–Tax Alloc	6.875%		12/1/2033	A+	$1,500	$1,919,970
Total						35,025,433

Tax Revenue 1.82%
PR Corp Sales Tax	5.00%		8/1/2024	CC	1,000	526,250
PR Corp Sales Tax	5.25%		8/1/2041	CC	2,100	1,107,750
San Joaquin Co Trsp Auth	5.75%		3/1/2028	AA	450	535,680
San Jose Spl Tax–Conv Ctr	6.125%		5/1/2031	A2	1,000	1,195,800
Sonoma Marin Area Rail Rmkt	5.00%		3/1/2029	AA	1,500	1,778,445
Tustin CFD	5.00%		9/1/2037	BBB+	1,000	1,173,180
Total						6,317,105

Tobacco 4.87%
CA Statewide Fin Auth–Tobacco
Settlement	Zero Coupon		6/1/2046	NR	5,000	805,850
Golden St Tobacco	Zero Coupon		6/1/2047	CCC+	2,500	271,075
Golden St Tobacco	4.50%		6/1/2027	B	1,510	1,534,734
Golden St Tobacco	5.00%		6/1/2033	B-	1,070	1,079,149
Golden St Tobacco	5.00%		6/1/2035	A+	1,000	1,205,560
Golden St Tobacco	5.00%		6/1/2045	A+	2,000	2,385,220
Golden St Tobacco	5.125%		6/1/2047	B-	2,000	2,000,060
Golden St Tobacco	5.75%		6/1/2047	B-	2,000	2,029,720
Inland Empire Tobacco	5.00%		6/1/2021	NR	1,010	1,016,747
LA Cnty Tobacco	5.70%		6/1/2046	B2	1,070	1,089,645
Nthrn CA Tobacco	5.50%		6/1/2045	B-	1,000	1,000,010
Silicon Valley Tobacco	Zero Coupon		6/1/2041	NR	5,000	1,183,650
Sthrn CA Tobacco	5.00%		6/1/2037	BB+	1,305	1,305,078
Total						16,906,498

Transportation 15.74%
Alameda Corridor Trsp Auth	5.00%		10/1/2036	BBB+	1,500	1,814,910
Alameda Corridor Trsp Auth	5.00%		10/1/2037	BBB+	2,000	2,417,920
Alameda Corridor Trsp Auth (AGM)	4.00%		10/1/2037	AA	1,000	1,102,100
Alameda Corridor Trsp Auth (AGM)	5.00%		10/1/2029	AA	1,425	1,725,290
Bay Area Toll Auth	5.00%		10/1/2033	AA-	2,905	3,290,000
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	BBB-	1,500	829,845
Foothill / Eastern Corridor Toll Rd	5.50%	#	1/15/2053	BBB-	250	298,565
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	BBB-	1,835	2,195,779
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	BBB-	3,235	3,907,427

136	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	BBB-	$2,900	$3,496,443
Long Beach Harbor AMT	5.00%		5/15/2028	AA	1,000	1,232,650
Los Angeles Dept Arpts–LAX	5.00%		5/15/2035	AA	2,000	2,277,740
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2021	AA	1,325	1,541,121
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2041	AA	1,000	1,186,620
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2042	AA-	500	598,170
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2045	AA	1,000	1,175,640
Los Angeles Harbor AMT	5.00%		8/1/2036	AA	1,000	1,182,040
Port Oakland AMT	5.125%		5/1/2031	A+	1,250	1,428,075
Riverside Co Trsp Commn	5.75%		6/1/2048	BBB-	1,500	1,764,945
San Diego Arpt AMT	5.00%		7/1/2027	A+	1,000	1,188,230
San Francisco Arpt AMT	5.00%		5/1/2027	A+	1,430	1,659,286
San Francisco Arpt AMT	5.00%		5/1/2040	A+	1,500	1,731,480
San Francisco Arpt AMT	5.00%		5/1/2046	A+	4,000	4,679,400
San Francisco Port Commn AMT	5.00%		3/1/2030	A1	1,415	1,637,226
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	BBB-	1,000	1,195,760
San Joaquin Hills Trsp Corridor	5.00%		1/15/2034	BBB-	180	211,541
San Joaquin Hills Trsp Corridor	5.00%		1/15/2044	BBB-	1,000	1,160,700
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	BBB-	4,585	5,299,802
San Jose Arpt	5.00%		3/1/2029	A2	500	608,140
San Jose Arpt AMT	6.25%		3/1/2034	A2	1,500	1,768,905
Total						54,605,750

Utilities 12.44%
Adelanto Util Sys	6.625%		7/1/2031	NR	1,000	1,130,360
Burbank Water & Pwr Elec	5.00%		6/1/2023	AA-	1,000	1,132,040
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2026	AAA	65	69,324
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	Aa2	1,000	1,121,250
Dublin San Ramon Svcs Dist Wtr	5.25%		8/1/2029	AA-	1,250	1,451,125
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA	750	899,850
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	705	823,052
Guam Waterworks Auth	5.50%		7/1/2043	A-	525	613,667
Imperial Irrigation Dist	5.00%		11/1/2038	AA-	800	975,400
Imperial Irrigation Dist	5.00%		11/1/2046	AA-	1,000	1,220,370
Irvine Ranch Water Dist(d)	5.25%		2/1/2041	AAA	1,000	1,257,550
Lathrop Fin Auth	6.00%		6/1/2035	NR	1,135	1,144,716
Long Beach Nat Gas–ML	1.977%	#	11/15/2026	BBB+	1,000	952,260
Long Beach Nat Gas–ML	5.25%		11/15/2020	BBB+	1,505	1,722,051

See Notes to Financial Statements.	137

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Utilities (continued)
Long Beach Nat Gas–ML	5.50%		11/15/2037	BBB+	$1,940	$2,646,354
Los Angeles DEWAP–Pwr Sys	5.00%		7/1/2026	Aa2	1,000	1,212,580
Los Angeles DWAP–Pwr Sys	5.00%		7/1/2046	Aa2	1,000	1,213,340
Los Angeles Wastewater	5.00%		6/1/2044	AA+	1,000	1,212,530
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+	1,545	2,265,032
MSR Energy Auth–Citi	7.00%		11/1/2034	BBB+	1,000	1,490,050
Nor Cal Trans Agcy–CA-OR Proj	5.00%		5/1/2039	Aa3	500	607,245
Northern CA Gas–Morgan Stanley	1.153%	#	7/1/2027	A3	2,000	1,885,900
Northern CA Pwr–Geothermal #3	5.50%		7/1/2022	A1	1,985	2,211,985
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Caa3	1,000	767,500
PR Elec Pwr Auth	5.25%		7/1/2024	Caa3	255	172,125
PR Elec Pwr Auth	5.25%		7/1/2033	Caa3	115	77,625
PR Elec Pwr Auth	7.00%		7/1/2040	Caa3	450	306,450
Riverside Elec (AGM)	5.00%		10/1/2027	AA	1,000	1,077,960
Rowland Water Dist COP	6.50%		12/1/2035	A+	1,500	1,680,270
Sacramento Co Santn Dist (NPFGC)	5.25%		12/1/2023	AA	1,500	1,905,915
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	A+	1,000	1,196,480
Southern CA Pub Pwr Auth–Apex	5.00%		7/1/2038	AA-	1,000	1,212,480
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A3	2,435	3,085,632
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2029	AA	1,000	1,211,020
Turlock Irrigation Dist(d)	5.00%		1/1/2041	A+	1,000	1,220,520
Total						43,172,008
Total Investments in Municipal Bonds 99.80% (cost $316,329,859)						346,289,716
Cash and Other Assets in Excess of Liabiities(i) 0.20%						698,121
Net Assets 100.00%						$346,987,837

138	See Notes to Financial Statements.

Schedule of Investments (concluded)

CALIFORNIA TAX FREE FUND September 30, 2016

Open Futures Contracts at September 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	December 2016	4	Short	$(672,625)	$8,399

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2016	33	Short	$(4,327,125)	$(18,355)

Note: See Footnotes to Schedules of Investments on page 155 of this report.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$346,289,716	$–	$346,289,716
Total	$–	$346,289,716	$–	$346,289,716
Liabilities
Trust Certificates(4)	$–	$(1,500,000)	$–	$(1,500,000)
Total	$–	$(1,500,000)	$–	$(1,500,000)
Other Financial Instruments
Futures Contracts
Assets	$8,399	$–	$–	$8,399
Liabilities	(18,355)	–	–	(18,355)
Total	$(9,956)	$–	$–	$(9,956)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2016.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

See Notes to Financial Statements.	139

Schedule of Investments

NEW JERSEY TAX FREE FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.76%

Corporate-Backed 3.68%
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	$250	$287,485
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	BB-	1,050	1,173,721
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	BB-	320	321,075
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	BB-	350	395,966
NJ EDA–Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	81,544
NJ EDA–Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	115,099
NJ EDA–Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	85	100,345
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB-	1,300	1,489,683
Total					3,964,918

Education 14.89%
NJ Ed Facs–Clg of NJ	5.00%	7/1/2038	A	500	562,530
NJ Ed Facs–Kean Univ	5.25%	9/1/2029	A2	530	588,692
NJ Ed Facs–Kean Univ (AGM)	5.00%	7/1/2027	AA	75	92,212
NJ Ed Facs–Montclair State Univ	5.00%	7/1/2034	A1	745	877,007
NJ Ed Facs–NJ City Univ (AGM)	5.00%	7/1/2030	AA	835	1,021,698
NJ Ed Facs–NJ City Univ (AGM)	5.00%	7/1/2034	AA	500	594,110
NJ Ed Facs–Princeton Univ	5.00%	7/1/2023	AAA	500	625,205
NJ Ed Facs–Princeton Univ	5.00%	7/1/2024	AAA	250	319,155
NJ Ed Facs–Princeton Univ	5.00%	7/1/2025	AAA	725	929,863
NJ Ed Facs–Princeton Univ	5.00%	7/1/2028	AAA	500	650,635
NJ Ed Facs–Rowan Univ	5.00%	7/1/2022	A	460	533,830
NJ Ed Facs–Seton Hall Univ	5.00%	7/1/2038	A-	1,000	1,136,840
NJ Ed Facs–Stockton Univ	5.00%	7/1/2041	Baa1	800	918,912
NJ Ed Facs–William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	628,095
NJ Ed Facs–William Patterson Univ	5.00%	7/1/2024	A2	295	358,623
NJ EDA–Rutgers State Univ	5.00%	6/15/2038	Aa3	525	624,661
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	995	1,074,889
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	AA	1,000	1,128,450
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	AA	750	857,715
Rutgers State Univ	5.00%	5/1/2023	Aa3	250	307,200
Rutgers State Univ	5.00%	5/1/2023	Aa3	500	614,400
Rutgers State Univ	5.00%	5/1/2031	Aa3	350	435,536
Rutgers State Univ	5.00%	5/1/2034	Aa3	500	614,425
Seton Hall Univ	5.00%	7/1/2034	A-	325	388,934
Seton Hall Univ	5.00%	7/1/2036	A-	150	178,516
Total					16,062,133

140	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
General Obligation 7.00%
Bayonne GO (AGM)	5.00%	7/15/2023	AA	$500	$604,485
Bayonne GO (BAM)	5.00%	7/1/2039	AA	500	585,270
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	Ba2	400	419,020
Hudson Co GO	5.00%	5/1/2035	AA	500	604,400
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,108,162
Monroe Twp Brd Ed	5.00%	8/1/2025	AA-	400	482,412
New Brunswick Pkg Auth (BAM)	5.00%	9/1/2039	AA	150	178,800
NJ State GO	5.00%	6/1/2023	A	350	417,525
PR Comwlth GO(e)	5.00%	7/1/2027	Caa3	50	30,375
PR Comwlth GO(e)	5.375%	7/1/2030	Caa3	1,000	617,500
PR Comwlth GO(e)	5.375%	7/1/2033	Caa3	120	74,100
PR Comwlth GO(e)	5.625%	7/1/2032	Caa3	100	61,875
Rahway GO (AGM)	4.125%	12/15/2026	A1	5	5,034
Union Co Imp–City of Linden (AGM)	4.00%	11/1/2025	AA	250	289,495
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,074,570
Total					7,553,023

Health Care 16.46%
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2030	BBB+	500	580,635
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2032	BBB+	500	575,210
Camden Co Impt Auth–Cooper Hlth	5.75%	2/15/2042	BBB+	425	498,385
NJ EDA–Lions Gate	5.25%	1/1/2044	NR	245	266,477
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR	1,000	892,890
NJ Hlth–AHS Hsp Corp(d)	5.00%	7/1/2030	AA-	100	123,571
NJ Hlth–AHS Hsp Corp(d)	5.00%	7/1/2031	AA-	100	123,061
NJ Hlth–AHS Hsp Corp	6.00%	7/1/2037	AA-	650	792,623
NJ Hlth–Barnabas Hlth	4.00%	7/1/2026	A-	90	98,230
NJ Hlth–Barnabas Hlth	5.00%	7/1/2023	A-	650	760,975
NJ Hlth–Barnabas Hlth	5.625%	7/1/2032	A-	935	1,130,780
NJ Hlth–Barnabas Hlth	5.625%	7/1/2037	A-	1,150	1,390,798
NJ Hlth–Catholic Hlth E	4.75%	11/15/2029	AA-	640	719,622
NJ Hlth–Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	577,920
NJ Hlth–Inspira Hlth	5.00%	7/1/2034	A2	250	298,705
NJ Hlth–Princeton Hlth	5.00%	7/1/2039	Baa2	1,000	1,207,190
NJ Hlth–Robert Wood Hsp	5.00%	7/1/2039	A	500	579,055
NJ Hlth–Robert Wood Hsp	5.25%	7/1/2028	A	500	591,230
NJ Hlth–St Josephs Hlth	5.00%	7/1/2027	BBB-	100	122,847
NJ Hlth–St Josephs Hlth	5.00%	7/1/2041	BBB-	1,250	1,457,425

See Notes to Financial Statements.	141

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Health Care (continued)
NJ Hlth–St Josephs Hlth	6.625%	7/1/2038	BBB-	$1,160	$1,275,791
NJ Hlth–Trinitas Hsp(d)	5.00%	7/1/2030	BBB	245	291,116
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,166,080
NJ Hlth–Virtua Hlth	5.75%	7/1/2033	AA-	2,000	2,241,540
Total					17,762,156

Housing 2.29%
NJ EDA–Montclair St Std Hsg	5.875%	6/1/2042	Baa3	1,185	1,316,831
NJ EDA–Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,150,500
Total					2,467,331

Lease Obligations 16.59%
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Ba1	1,250	1,377,875
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2033	A-	1,000	1,093,390
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-	2,050	2,390,710
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-	210	246,813
NJ EDA–Sch Facs	5.00%	3/1/2026	A-	350	393,764
NJ EDA–Sch Facs	5.00%	3/1/2028	A-	110	122,393
NJ EDA–Sch Facs	5.00%	6/15/2034	A-	200	224,372
NJ EDA–Sch Facs	5.00%	3/1/2035	A-	725	788,590
NJ EDA–Sch Facs	5.25%	9/1/2026	A-	405	447,970
NJ EDA–Sch Facs	5.50%	12/15/2029	A-	1,275	1,383,745
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2028	NR	305	329,281
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2028	A-	1,045	1,102,475
NJ Hlth–Hsp Asset Trans	5.75%	10/1/2031	A-	1,630	1,795,999
NJ State COP–Equip Lease COP	5.25%	6/15/2029	A-	1,000	1,068,490
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A-	1,500	844,095
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A-	1,000	387,290
NJ Trans Trust Fund	5.00%	6/15/2022	A-	1,000	1,142,160
NJ Trans Trust Fund	5.00%	6/15/2038	A-	1,115	1,224,537
NJ Trans Trust Fund	5.25%	6/15/2041	A-	100	112,776
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	A-	1,000	1,171,900
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR	500	248,750
Total					17,897,375

Other Revenue 0.39%
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%	1/1/2037	NR	1,300	52,000
NJ EDA–Bancroft Neuro	5.00%	6/1/2041	NR	350	367,479
Total					419,479

142	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Special Tax 0.79%
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	$675	$854,577

Tax Revenue 5.75%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	450	477,621
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	552,330
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,554,691
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	550	582,175
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+	1,295	1,465,059
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	330	371,471
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+	120	132,605
PR Corp Sales Tax	5.00%	8/1/2035	CC	1,000	526,250
PR Corp Sales Tax	5.25%	8/1/2027	CC	1,020	538,050
Total					6,200,252

Tobacco 6.19%
NJ EDA–Cigarette Tax	5.00%	6/15/2026	BBB+	1,525	1,708,076
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	Baa3	925	941,548
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	750	756,803
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-	3,415	3,276,727
Total					6,683,154

Transportation 20.33%
DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	366,975
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,174,055
Delaware River Port Auth	5.00%	1/1/2022	A-	1,115	1,287,156
Delaware River Port Auth	5.00%	1/1/2024	A-	350	406,606
Delaware River Port Auth	5.00%	1/1/2028	A	500	607,745
Delaware River Port Auth	5.00%	1/1/2034	A	505	600,617
NJ Tpk Auth	5.00%	1/1/2023	A+	360	437,400
NJ Tpk Auth	5.00%	1/1/2028	A+	535	640,128
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,548,836
NJ Tpk Auth	5.00%	1/1/2034	A+	500	599,535
NJ Tpk Auth	5.00%	1/1/2035	A+	500	605,745
NJ Tpk Auth	5.00%	1/1/2038	A+	750	878,498
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810	1,070,893
NJ Trans Trust Fund	6.00%	6/15/2035	A-	2,025	2,415,217
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,010	1,240,431
Port Auth NY & NJ	5.00%	10/15/2026	AA-	500	642,370
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	633,375

See Notes to Financial Statements.	143

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
Transportation (continued)
Port Auth NY & NJ	5.00%	9/1/2030	AA-	$1,000	$1,244,810
Port Auth NY & NJ	5.00%	12/1/2038	AA-	795	961,505
Port Auth NY & NJ	5.00%	10/15/2041	AA-	850	1,033,030
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	Baa1	145	169,654
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	Baa1	50	58,098
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	400	469,596
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,000	1,181,610
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,071,460
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	515	586,369
Total					21,931,714

Utilities 3.40%
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	466,980
Guam Waterworks Auth	5.00%	7/1/2036	A-	100	116,778
NJ EDA–UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,077,360
Passaic Valley Swr (NPFGC)	2.50%	12/1/2032	A3	525	490,933
PR Aqueduct & Swr Auth	5.25%	7/1/2024	Caa3	295	230,100
PR Elec Pwr Auth	5.00%	7/1/2037	Caa3	110	74,250
PR Elec Pwr Auth	5.75%	7/1/2036	Caa3	75	50,981
PR Elec Pwr Auth	7.00%	7/1/2040	Caa3	100	68,100
Salem Co Poll Ctl–Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,093,170
Total					3,668,652
Total Investments in Municipal Bonds 97.76% (cost $100,278,060)					105,464,764
Cash and Other Assets in Excess of Liabilities(i) 2.24%					2,418,286
Net Assets 100.00%					$107,883,050

144	See Notes to Financial Statements.

Schedule of Investments (concluded)

NEW JERSEY TAX FREE FUND September 30, 2016

Open Futures Contracts at September 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	December 2016	2	Short	$(336,313)	$4,200

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2016	8	Short	$(1,049,000)	$(1,139)

Note: See Footnotes to Schedules of Investments on page 155 of this report.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$105,464,764	$–	$105,464,764
Total	$–	$105,464,764	$–	$105,464,764

Other Financial Instruments
Futures Contracts
Assets	$4,200	$–	$–	$4,200
Liabilities	(1,139)	–	–	(1,139)
Total	$3,061	$–	$–	$3,061

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2016.

See Notes to Financial Statements.	145

Schedule of Investments

NEW YORK TAX FREE FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
MUNICIPAL BONDS 98.54%

Corporate-Backed 7.63%
Build NYC Res Corp–Pratt Paper AMT†	4.50%	1/1/2025	NR	$250	$283,625
Build NYC Res Corp–Pratt Paper AMT†	5.00%	1/1/2035	NR	250	284,098
JFK IAT–American Airlines AMT	5.00%	8/1/2031	BB-	3,500	3,826,760
Liberty Dev Corp–Goldman Sachs	5.25%	10/1/2035	A3	2,885	3,834,425
Niagara Area Dev Corp–Covanta†	4.00%	11/1/2024	Ba2	750	761,655
Niagara Area Dev Corp–Covanta AMT†	5.25%	11/1/2042	Ba2	900	915,075
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR	5,975	6,889,952
NY Liberty Dev Corp–3 WTC†	7.25%	11/15/2044	NR	500	655,335
NY Liberty Dev Corp–7 WTC	5.00%	9/15/2040	Aaa	1,015	1,192,503
NY Liberty Dev Corp–BoA Tower	5.625%	7/15/2047	AA	2,640	3,007,910
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR	1,210	1,301,839
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB	1,800	2,011,554
NYC IDA–Yankee Stadium (FGIC)	4.50%	3/1/2039	Baa1	1,360	1,361,686
Onondaga Co IDA–Bristol Meyers AMT	5.75%	3/1/2024	A+	1,000	1,263,200
Syracuse IDA–Carousel Ctr AMT (XLCA)	5.00%	1/1/2036	Baa1	5,000	5,018,450
Total					32,608,067

Education 13.74%
Buffalo & Erie IDC–Buffalo State College	5.75%	10/1/2026	A+	1,350	1,615,693
Build NYC Res Corp–CUNY	5.00%	6/1/2027	Aa2	400	496,640
Build NYC Res Corp–CUNY	5.00%	6/1/2029	Aa2	500	614,740
Build NYC Res Corp–CUNY	5.00%	6/1/2031	Aa2	1,120	1,369,838
Build NYC Res Corp–Fieldston Sch	5.00%	6/1/2023	A-	125	151,376
Build NYC Res Corp–NY Law	5.00%	7/1/2041	BBB	1,000	1,162,050
Build NYC Res Corp–Packer Collegiate	5.00%	6/1/2040	A3	1,000	1,159,690
Cattaraugus Co IDA–St Bonaventure Univ	5.00%	5/1/2034	BBB-	300	339,498
Cattaraugus Co IDA–St Bonaventure Univ	5.00%	5/1/2039	BBB-	350	389,820
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+	915	966,652
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2033	Baa2	200	239,154
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2041	Baa2	200	235,590
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2046	Baa2	275	322,660
Monroe Co IDC–Monroe Cmnty Clg (AGM)	5.00%	1/15/2038	AA	1,000	1,158,880
Monroe Co IDC–Univ of Rochester	5.00%	7/1/2036	AA-	1,000	1,146,180
New Rochelle LDC–Iona Clg	5.00%	7/1/2028	BBB	205	246,426
New Rochelle LDC–Iona Clg	5.00%	7/1/2029	BBB	250	298,133
New Rochelle LDC–Iona Clg	5.00%	7/1/2030	BBB	220	261,217

146	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Education (continued)
New Rochelle LDC–Iona Clg	5.00%	7/1/2031	BBB		$200	$236,442
Niagara Area Dev Corp–Niagara Univ	5.00%	5/1/2035	BBB+		500	572,470
Niagara Area Dev Corp–Niagara Univ	5.00%	5/1/2042	BBB+		1,200	1,363,140
NY Dorm–Barnard Clg	5.00%	7/1/2028	A1		500	622,880
NY Dorm–Barnard Clg	5.00%	7/1/2029	A1		1,600	1,978,720
NY Dorm–Barnard Clg	5.00%	7/1/2043	A1		1,000	1,191,660
NY Dorm–Columbia Univ	5.00%	10/1/2026	AAA		1,800	2,386,314
NY Dorm–Cornell Univ	5.00%	7/1/2040	Aa1		1,000	1,135,760
NY Dorm–Fordham Univ	5.00%	7/1/2035	A		500	611,795
NY Dorm–Fordham Univ	5.00%	7/1/2041	A		1,100	1,322,662
NY Dorm–Fordham Univ	5.25%	7/1/2031	A		2,275	2,659,247
NY Dorm–Long Island Univ	5.00%	9/1/2026	BBB		1,000	1,155,450
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,327,120
NY Dorm–NYU	5.00%	7/1/2034	AA-		1,500	1,861,875
NY Dorm–NYU	5.25%	7/1/2034	AA-		5,500	6,103,020
NY Dorm–Pace Univ	5.00%	5/1/2023	NR		15	18,305
NY Dorm–Pace Univ	5.00%	5/1/2023	BB+		555	649,972
NY Dorm–Pratt Institute	5.00%	7/1/2034	A3		1,035	1,232,043
NY Dorm–Pratt Institute	5.00%	7/1/2039	A3		1,010	1,212,515
NY Dorm–St Johns Univ	5.00%	7/1/2027	A-		250	308,050
NY Dorm–St Johns Univ	5.00%	7/1/2037	A-		1,000	1,175,380
NY Dorm–SUNY	5.00%	7/1/2028	Aa3		1,000	1,242,130
NY Dorm–SUNY Empire Commons	5.00%	5/1/2030	A		350	430,098
NY Dorm–SUNY Empire Commons	5.00%	5/1/2031	A		100	122,596
NY Dorm–SUNY Empire Commons	5.00%	5/1/2032	A		250	305,290
NY Dorm–Teachers Clg	5.375%	3/1/2029	A1		1,025	1,126,926
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(c)	1,175	1,326,881
NYC IDA–Polytechnic Univ (ACA)	5.25%	11/1/2037	AA-		4,295	4,481,145
Onondaga CDC–Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,195,520
Onondaga Co Cultural–Syracuse Univ	5.00%	12/1/2038	AA-		1,230	1,458,620
St Lawrence IDA–Clarkson Univ	6.00%	9/1/2034	A3		1,625	1,964,430
Troy Cap Res Corp–RPI	5.00%	8/1/2032	A-		1,380	1,660,168
Yonkers IDA–Sarah Lawrence Clg	6.00%	6/1/2029	BBB		1,000	1,132,100
Total						58,744,961

General Obligation 6.15%
Erie CO GO	5.00%	9/15/2028	AA-		275	341,748
Nassau Co GO	5.00%	1/1/2028	A+		1,500	1,856,430

See Notes to Financial Statements.	147

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
General Obligation (continued)
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2027	AA		$1,000	$1,246,390
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2028	AA		1,000	1,238,800
NYC GO	5.00%	8/1/2022	AA		2,215	2,677,226
NYC GO	5.00%	8/1/2024	AA		2,000	2,516,480
NYC GO	5.00%	8/1/2026	AA		1,750	2,221,222
NYC GO	5.00%	8/1/2027	AA		1,500	1,866,780
NYC GO	5.00%	8/1/2027	AA		1,410	1,694,580
NYC GO	5.00%	10/1/2034	AA		1,500	1,787,310
NYC GO	5.00%	3/1/2036	AA		1,285	1,529,613
NYC GO	5.00%	3/1/2037	AA		1,500	1,782,165
NYC GO	5.00%	8/1/2037	AA		2,000	2,427,180
PR Comwlth GO(e)	5.00%	7/1/2027	Caa3		250	151,875
PR Comwlth GO(e)	5.00%	7/1/2027	Caa3		65	39,488
PR Comwlth GO(e)	5.125%	7/1/2028	Caa3		155	94,744
PR Comwlth GO(e)	5.25%	7/1/2026	Caa3		160	98,400
PR Comwlth GO(e)	5.375%	7/1/2030	Caa3		4,185	2,584,237
PR Comwlth GO(e)	5.50%	7/1/2027	Caa3		60	37,275
PR Comwlth GO(e)	5.625%	7/1/2033	Caa3		10	6,188
PR Comwlth GO(e)	6.125%	7/1/2033	Caa3		170	108,162
Total						26,306,293

Health Care 10.31%
Buffalo & Erie IDC–Catholic Hlth	5.00%	7/1/2025	BBB+		300	368,850
Buffalo & Erie IDC–Orchard Park	5.00%	11/15/2037	BBB-	(c)	1,000	1,151,490
Build NYC Res Corp–NY Methodist Hsp	5.00%	7/1/2020	Baa1		750	852,412
Chautauqua CO–Womans Christian Assn	8.00%	11/15/2030	NR		1,000	1,003,090
Dutchess Co LDC–Health Quest	5.00%	7/1/2034	A-		500	587,825
Dutchess Co LDC–Health Quest	5.00%	7/1/2035	A-		1,500	1,800,765
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,714,790
Genesee Co IDA–United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,101,584
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2027	BBB+		625	747,413
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2028	BBB+		2,045	2,432,732
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2033	BBB+		375	436,279
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,285,220
NY Dorm–Catholic Hlth	5.00%	7/1/2032	BBB+		500	555,960
NY Dorm–Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(c)	750	791,557
NY Dorm–Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,284,078
NY Dorm–North Shore LI Jewish	5.00%	5/1/2022	A-		1,220	1,422,691

148	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Health Care (continued)
NY Dorm–North Shore LI Jewish	5.00%	5/1/2028	A-		$1,000	$1,228,160
NY Dorm–North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,163,660
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2032	A-		740	904,021
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2033	A-		760	924,776
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2034	A-		1,000	1,187,260
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2036	A-		1,060	1,246,189
NY Dorm–Orange Regl Med	6.125%	12/1/2029	Ba1		2,000	2,167,840
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	Ba1		1,000	1,175,590
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,010	1,174,458
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,127,620
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,161,046
Southhold LDC–Peconic Landing	5.00%	12/1/2045	BBB-	(c)	1,000	1,131,340
Suffolk Co IDA–Catholic Hlth Ll	5.00%	7/1/2028	BBB+		1,005	1,138,203
Suffolk Co IDA–Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		925	926,508
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	1,001,230
Tompkins Co Dev Corp–Kendal Ithaca	5.00%	7/1/2044	BBB		1,000	1,147,580
Westchester CO Hlth Care	5.00%	11/1/2033	BBB		1,000	1,199,990
Westchester CO Hlth Care	5.00%	11/1/2034	BBB		900	1,075,149
Westchester Co Hlth Care	5.00%	11/1/2046	BBB		1,500	1,754,880
Westchester CO Hlth Care	6.00%	11/1/2030	BBB		110	127,450
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		35	40,619
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		135	156,672
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2034	BBB	(c)	1,250	1,397,262
Total						44,094,239

Housing 0.26%
NYC Hsg–8 Spruce St	4.50%	2/15/2048	NR		1,000	1,095,160

Lease Obligations 6.66%
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,223,480
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2028	AA		1,020	1,283,313
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	3,025,059
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,170,900
Monroe Co IDA–Rochester Schools	5.00%	5/1/2021	AA		2,000	2,339,080
NY Dorm–Court Facs	Zero Coupon	8/1/2021	AA+		2,265	2,121,694
NY Dorm–Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,830,644
NY Dorm–NY Downtown Hospital	5.00%	2/15/2022	AA		1,000	1,160,510
NY Dorm–SUNY–Third Resolution	5.00%	5/15/2026	AA		2,490	2,981,003

See Notes to Financial Statements.	149

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Lease Obligations (continued)
NY Liberty Dev Corp–4 WTC	5.00%	11/15/2031	A+	$1,000	$1,163,540
NY UDC–PIT	5.00%	3/15/2035	AAA	1,500	1,791,825
NYC TFA–Bldg Aid	5.00%	7/15/2025	AA	1,510	1,822,781
NYC TFA–Bldg Aid	5.00%	7/15/2027	AA	1,425	1,672,779
NYC TFA–Bldg Aid	5.00%	7/15/2032	AA	1,000	1,228,140
NYC TFA–Bldg Aid	5.00%	7/15/2036	AA	2,000	2,393,180
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR	500	248,750
Total					28,456,678

Other Revenue 7.15%
Brooklyn Arena LDC–Barclays Ctr	5.00%	7/15/2030	Baa3	2,500	3,086,275
Brooklyn Arena LDC–Barclays Ctr	5.00%	7/15/2042	Baa3	3,000	3,585,780
Brooklyn Arena LDC–Barclays Ctr	6.00%	7/15/2030	BBB-	5	5,799
Brooklyn Arena LDC–Barclays Ctr	6.25%	7/15/2040	BBB-	6,110	7,135,258
Build NYC Res Corp–YMCA	5.00%	8/1/2040	A-	500	577,405
Build NYC Res Corp–YMCA	5.00%	8/1/2042	A-	1,360	1,548,646
NY Dorm–NYSARC Inc	5.125%	7/1/2030	Aa2	2,000	2,282,200
NYC Cultural–MOMA	4.00%	4/1/2025	AA	1,000	1,198,570
NYC Cultural–Museum Nat History	5.00%	7/1/2031	AA	1,695	2,071,442
NYC Cultural–Whitney Museum	5.00%	7/1/2031	A	2,000	2,270,520
NYS Muni Bd Bk–Lease	5.00%	12/1/2022	AA	1,520	1,848,624
Utility Debt Sec Auth–LIPA	5.00%	12/15/2037	AAA	2,115	2,599,525
Utility Debt Sec Auth–LIPA	5.00%	12/15/2041	AAA	1,000	1,205,270
Yonkers EDC–Charter Sch Ed Excellence	6.25%	10/15/2040	BB	1,100	1,169,344
Total					30,584,658

Special Tax 1.88%
MTA NY–Hudson Rail Yards	5.00%	11/15/2056	A2	3,000	3,468,840
NY Sales Tax Asset Receivable Corp	5.00%	10/15/2022	AAA	1,000	1,226,850
NY Sales Tax Asset Receivable Corp	5.00%	10/15/2030	AAA	1,000	1,257,750
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	2,075	2,093,654
Total					8,047,094

Tax Revenue 15.70%
Hudson Yards	5.75%	2/15/2047	A	2,650	3,120,004
MTA NY–Dedicated Tax	5.00%	11/15/2022	AA	1,010	1,234,149
MTA NY–Dedicated Tax	5.00%	11/15/2034	AA	1,000	1,116,340
MTA NY–Dedicated Tax	5.00%	11/15/2046	AA	1,910	2,330,429
MTA NY–Dedicated Tax	5.25%	11/15/2031	AA	1,000	1,289,810

150	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Tax Revenue (continued)
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	$3,185	$3,838,753
NY Dorm–PIT	5.00%	12/15/2023	AAA	1,500	1,844,310
NY Dorm–PIT	5.00%	12/15/2025	AAA	1,000	1,225,510
NY Dorm–PIT	5.00%	3/15/2027	AAA	1,250	1,569,838
NY Dorm–PIT	5.00%	2/15/2034	AAA	1,250	1,508,513
NY Dorm–PIT	5.00%	3/15/2036	AAA	2,000	2,423,480
NY Dorm–Sales Tax	5.00%	3/15/2026	AAA	1,000	1,274,800
NY Dorm–Sales Tax	5.00%	3/15/2030	AAA	530	653,898
NY Dorm–Sales Tax	5.00%	3/15/2038	AAA	1,010	1,201,082
NY Twy Auth–PIT	5.00%	3/15/2023	AAA	1,525	1,788,063
NY UDC–PIT	5.00%	12/15/2025	AAA	1,020	1,071,938
NY UDC–PIT	5.00%	12/15/2028	AAA	3,500	3,806,285
NY UDC–PIT	5.00%	3/15/2033	AAA	2,010	2,414,593
NY UDC–PIT	5.00%	3/15/2035	AAA	2,100	2,556,939
NY UDC–PIT	5.00%	3/15/2036	AAA	1,500	1,812,105
NY UDC–PIT	5.00%	3/15/2042	AAA	1,550	1,865,719
NYC TFA–Future Tax	4.00%	11/1/2022	AAA	1,000	1,160,320
NYC TFA–Future Tax	5.00%	11/1/2021	AAA	2,010	2,390,212
NYC TFA–Future Tax	5.00%	11/1/2023	AAA	1,000	1,223,200
NYC TFA–Future Tax	5.00%	11/1/2023	AAA	1,000	1,243,870
NYC TFA–Future Tax	5.00%	2/1/2027	AAA	1,500	1,741,425
NYC TFA–Future Tax	5.00%	2/1/2030	AAA	240	295,147
NYC TFA–Future Tax	5.00%	11/1/2032	AAA	1,300	1,618,214
NYC TFA–Future Tax	5.00%	5/1/2034	NR	5	5,528
NYC TFA–Future Tax	5.00%	5/1/2034	AAA	2,495	2,731,751
NYC TFA–Future Tax	5.00%	8/1/2036	AAA	5,000	6,131,350
NYC TFA–Future Tax	5.00%	8/1/2037	AAA	1,800	2,178,000
NYC TFA–Future Tax	5.00%	11/1/2038	AAA	1,540	1,867,450
NYC TFA–Future Tax	5.00%	5/1/2040	AAA	1,500	1,816,035
PR Corp Sales Tax	5.25%	8/1/2027	CC	640	337,600
PR Corp Sales Tax	5.75%	8/1/2037	CC	4,600	2,449,500
Total					67,136,160

Tobacco 3.21%
Nassau CO Tobacco	5.125%	6/1/2046	B-	2,030	2,003,935
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-	1,335	1,480,221
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+	1,145	1,274,900
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	1,580	1,645,317

See Notes to Financial Statements.	151

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value
Tobacco (continued)
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR		$2,350	$2,380,762
TSASC	5.00%	6/1/2026	BB-		1,760	1,762,411
TSASC	5.125%	6/1/2042	B-		3,190	3,156,091
Total						13,703,637

Transportation 18.35%
MTA NY	5.00%	11/15/2023	AA-		1,000	1,230,090
MTA NY	5.00%	11/15/2023	AA-		2,455	2,990,165
MTA NY	5.00%	11/15/2027	AA-		350	431,004
MTA NY	5.00%	11/15/2027	AA-		1,750	2,179,800
MTA NY	5.00%	11/15/2028	AA-		705	870,273
MTA NY	5.00%	11/15/2029	A	(c)	1,500	1,856,175
MTA NY	5.00%	11/15/2038	AA-		2,500	2,985,650
MTA NY	5.00%	11/15/2041	AA-		1,000	1,197,280
MTA NY	5.25%	11/15/2028	AA-		3,740	4,772,801
MTA NY	5.25%	11/15/2029	AA-		1,000	1,239,080
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1		1,000	1,149,520
NY Bridge Auth	4.00%	1/1/2027	AA-		1,000	1,130,340
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		3,950	4,476,338
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		10,800	12,394,296
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1		1,500	1,799,655
NY Twy Auth	5.00%	1/1/2032	A		3,000	3,612,150
NY Twy Auth	5.00%	1/1/2036	A		1,760	2,073,878
NY Twy Auth	5.25%	1/1/2056	A-		1,000	1,216,360
Port Auth NY & NJ	4.00%	12/1/2022	AA-		1,560	1,788,930
Port Auth NY & NJ	5.00%	9/1/2028	AA-		1,025	1,278,503
Port Auth NY & NJ	5.00%	12/1/2038	AA-		1,500	1,814,160
Port Auth NY & NJ	5.00%	10/15/2041	AA-		2,500	3,038,325
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	Baa1		170	191,945
Port Auth NY & NJ–JFK IAT	5.50%	12/1/2031	Baa1		245	281,875
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	Baa1		715	836,571
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	Baa1		1,100	1,278,156
Port Auth NY & NJ–JFK IAT CR (AGM)	5.50%	12/1/2031	AA		225	261,320
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2036	AA		400	471,536
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA		1,560	1,831,424
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-		1,000	1,152,260
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-		1,250	1,458,475
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-		1,525	1,757,425

152	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value
Transportation (continued)
Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-	$1,000	$1,207,000
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,420,188
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,525	3,098,832
Triborough Brdg & Tunl Auth	5.00%	11/15/2026	A+	1,500	1,840,890
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	631,190
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	751,968
Triborough Brdg & Tunl Auth	5.00%	11/15/2036	AA-	1,680	2,059,344
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,202,740
Triborough Brdg & Tunl Auth	5.00%	11/15/2040	AA-	1,000	1,217,100
Total					78,475,012

Utilities 7.50%
Guam Pwr Auth	5.00%	10/1/2020	BBB	500	562,405
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	575,020
Guam Waterworks Auth	5.00%	7/1/2036	A-	400	467,112
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,197,080
Long Island Power Auth	5.00%	9/1/2034	A-	2,000	2,380,300
Long Island Power Auth	5.00%	5/1/2038	A-	1,880	2,112,105
Long Island Power Auth	5.00%	9/1/2038	A-	1,000	1,187,930
Long Island Power Auth	5.00%	9/1/2039	A-	1,000	1,186,190
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,214,380
NY Env Facs–Clean Wtr & Drinking	5.00%	11/15/2029	AAA	1,000	1,241,090
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2032	AAA	1,000	1,243,710
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2036	AAA	1,250	1,459,325
NYC Muni Water	5.00%	6/15/2034	AA+	1,525	1,814,323
NYC Muni Water	5.00%	6/15/2035	AA+	1,550	1,872,322
NYC Muni Water	5.00%	6/15/2035	AA+	1,675	2,032,998
NYC Muni Water	5.00%	6/15/2036	AA+	2,250	2,723,760
NYC Muni Water	5.00%	6/15/2036	AA+	1,750	2,118,480
NYC Muni Water	5.00%	6/15/2046	AA+	1,500	1,799,145
NYC Muni Water	5.25%	6/15/2037	AA+	1,500	1,896,915
PR Aqueduct & Swr Auth	5.00%	7/1/2033	Caa3	370	278,425
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Caa3	710	537,825
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Caa3	420	323,400
PR Elec Pwr Auth	5.75%	7/1/2036	Caa3	1,250	849,688
Total					32,073,928
Total Municipal Bonds (cost $396,428,494)					421,325,887

See Notes to Financial Statements.	153

Schedule of Investments (concluded)

NEW YORK TAX FREE FUND September 30, 2016

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(f)	Date	Moody’s(a)	(000)	Value
SHORT-TERM INVESTMENTS 0.07%

Variable Rate Demand Notes 0.07%

General Obligation 0.05%
NYC GO
	0.86%	10/3/2016	6/1/2044	AA	$200	$200,000

Utilities 0.02%
NYC Muni Water
	0.96%	10/3/2016	6/15/2032	AA+	100	100,000
Total Short-Term Investments (cost $300,000)						300,000
Total Investments in Securities 98.61% (cost $396,728,494)						421,625,887
Cash and Other Assets in Excess of Liabilities(i) 1.39%						5,962,727
Net Assets 100.00%						$427,588,614

Open Futures Contracts at September 30, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
Long U.S. Treasury Bond	December 2016	5	Short	$(840,781)	$10,499

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	December 2016	78	Short	$(10,227,750)	$(11,104)

Note: See Footnotes to Schedules of Investments on page 155 of this report.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$421,325,887	$–	$421,325,887
Variable Rate Demand Notes	–	300,000	–	300,000
Total	$–	$421,625,887	$–	$421,625,887

Other Financial Instruments
Futures Contracts
Assets	$10,499	$–	$–	$10,499
Liabilities	(11,104)	–	–	(11,104)
Total	$(605)	$–	$–	$(605)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2016.

154	See Notes to Financial Statements.

Footnotes to Schedules of Investments

September 30, 2016

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds	A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 2016.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2016.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Unaudited.
(b)	Municipal Bonds Held in Trust–Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.
(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	Defaulted (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(g)	Stub Rights issued in connection with a plan of reorganization.
(h)	Security is perpetual and has no stated maturity date.
(i)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.	155

Statements of Assets and Liabilities

September 30, 2016

	Short Duration	Intermediate	AMT Free
ASSETS:
Investments in securities, at cost	$2,084,796,886	$4,721,955,096	$235,693,021
Investments in securities, at fair value	$2,107,137,967	$4,940,357,751	$249,471,492
Cash	1,278,709	1,959,089	442,531
Deposits with brokers for futures collateral	–	402,300	47,100
Receivables:
Interest	18,725,653	58,246,770	3,248,673
Capital shares sold	6,927,618	27,615,441	1,642,988
Investment securities sold	14,195,000	7,006,797	132,284
Variation margin	–	126,214	16,243
From advisor (See Note 3)	142,811	–	65,920
Prepaid expenses and other assets	132,276	178,849	64,115
Total assets	2,148,540,034	5,035,893,211	255,131,346
LIABILITIES:
Payables:
Investment securities purchased	30,843,252	54,220,613	1,012,901
Trust certificates (See Note 2(h))	–	1,250,000	–
Capital shares reacquired	2,108,092	7,483,478	311,721
Management fee	689,331	1,557,363	102,790
12b-1 distribution plan	411,900	1,263,573	46,194
Interest expense and fees (See Note 2(h))	–	1,998	–
Directors’ fees	283,551	447,054	17,658
Fund administration	69,157	161,747	8,223
Distributions payable	1,914,350	9,271,746	607,190
Accrued expenses	178,283	509,527	58,673
Total liabilities	36,497,916	76,167,099	2,165,350
Net Assets	$2,112,042,118	$4,959,726,112	$252,965,996
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,095,529,588	$4,730,114,829	$243,274,372
Undistributed (distributions in excess of) net investment income	640,454	11,099,735	485,417
Accumulated net realized gain (loss) on investments and futures contracts	(6,469,005)	323,778	(4,579,773)
Net unrealized appreciation on investments and futures contracts	22,341,081	218,187,770	13,785,980
Net Assets	$2,112,042,118	$4,959,726,112	$252,965,996

156	See Notes to Financial Statements.

		Short Duration
National	High Yield	High Yield	California	New Jersey	New York

$1,971,683,182	$2,188,925,185	$108,833,422	$316,329,859	$100,278,060	$396,728,494
$2,121,863,974	$2,268,032,798	$110,377,049	$346,289,716	$105,464,764	$421,625,887
1,537,064	1,537,705	978,698	3,603,959	1,057,284	896,855
178,200	159,300	55,250	59,550	18,300	124,050

27,234,534	34,721,931	1,299,566	4,309,923	1,392,731	5,162,741
18,347,376	11,281,571	727,459	1,420,355	463,598	1,429,544
12,300,527	19,076,479	25,128	70,000	587,002	45,000
56,056	50,115	12,897	19,927	4,709	40,361
–	–	38,955	–	5,456	–
82,030	93,736	40,174	19,410	15,657	21,405
2,181,599,761	2,334,953,635	113,555,176	355,792,840	109,009,501	429,345,843

7,353,587	21,459,641	1,256,350	5,462,823	536,342	–
42,250,000	25,570,000	–	1,500,000	–	–
3,609,647	4,588,792	242,922	597,371	178,089	407,005
727,423	863,609	34,937	124,942	39,927	157,385
618,486	572,194	20,472	100,355	28,149	133,615
158,182	65,418	–	6,300	–	–
485,835	287,669	3,202	108,425	35,595	109,929
69,083	74,066	3,494	11,194	3,549	13,990
5,559,666	7,452,736	217,664	825,897	263,624	866,992
242,107	356,125	49,883	67,696	41,176	68,313
61,074,016	61,290,250	1,828,924	8,805,003	1,126,451	1,757,229
$2,120,525,745	$2,273,663,385	$111,726,252	$346,987,837	$107,883,050	$427,588,614

$1,992,801,527	$2,509,856,185	$110,092,736	$326,593,932	$108,647,446	$409,569,418

6,623,236	21,057,688	154,018	160,451	(62,457)	(431,229)

(29,061,018)	(336,341,303)	(43,558)	(9,716,447)	(5,891,704)	(6,446,363)

150,162,000	79,090,815	1,523,056	29,949,901	5,189,765	24,896,788
$2,120,525,745	$2,273,663,385	$111,726,252	$346,987,837	$107,883,050	$427,588,614

See Notes to Financial Statements.	157

Statements of Assets and Liabilities (concluded)

September 30, 2016

	Short Duration	Intermediate	AMT Free

Net assets by class:
Class A Shares	$1,060,240,102	$2,000,224,793	$151,250,016
Class B Shares	–	$2,060,581	–
Class C Shares	$180,899,933	$657,981,335	$28,731,107
Class F Shares	$803,774,830	$1,983,052,065	$72,030,130
Class I Shares	$67,127,253	$316,390,588	$954,743
Class P Shares	–	$16,750	–
Outstanding shares by class*:
Class A Shares	67,254,551	180,192,237	9,147,220
Class B Shares	–	185,791	–
Class C Shares	11,474,714	59,350,281	1,737,983
Class F Shares	50,982,593	178,685,761	4,356,550
Class I Shares	4,256,996	28,498,512	57,707
Class P Shares	–	1,509	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.76	$11.10	$16.54
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$16.12	$11.36	$16.92
Class B Shares-Net asset value	–	$11.09	–
Class C Shares-Net asset value	$15.77	$11.09	$16.53
Class F Shares-Net asset value	$15.77	$11.10	$16.53
Class I Shares-Net asset value	$15.77	$11.10	$16.54
Class P Shares-Net asset value	–	$11.10	–

*	Lord Abbett Municipal Income Fund, Inc. has 5,165,001,000 authorized shares of capital stock (par value $.001), which are designated as follows: 900,001,000 to Short Duration, 1,030,000,000 to Intermediate, 140,000,000 to AMT Free, 550,000,000 to National, 925,000,000 to High Yield, 900,000,000 to Short Duration High Yield and 240,000,000 to each of California, New Jersey and New York.

158	See Notes to Financial Statements.

		Short Duration
National	High Yield	High Yield	California	New Jersey	New York

$1,591,375,037	$1,273,114,409	$54,469,712	$234,469,779	$98,152,089	$315,511,026
$2,691,396	–	–	–	–	–
$198,789,496	$441,499,389	$8,661,400	$54,657,720	–	$67,239,330
$318,012,046	$490,912,629	$41,758,381	$53,058,584	$9,601,752	$43,186,419
$9,657,770	$68,121,905	$6,836,759	$4,801,754	$129,209	$1,651,839
–	$15,053	–	–	–	–

136,181,140	104,649,836	3,510,666	20,709,402	19,216,409	27,081,455
229,182	–	–	–	–	–
16,992,363	36,279,573	558,127	4,825,755	–	5,779,083
27,233,894	40,321,127	2,691,540	4,686,314	1,879,042	3,703,305
827,019	5,608,400	440,524	424,346	25,278	141,696
–	1,236	–	–	–	–

$11.69	$12.17	$15.52	$11.32	$5.11	$11.65

$11.96	$12.45	$15.88	$11.58	$5.23	$11.92
$11.74	–	–	–	–	–
$11.70	$12.17	$15.52	$11.33	–	$11.63
$11.68	$12.18	$15.51	$11.32	$5.11	$11.66
$11.68	$12.15	$15.52	$11.32	$5.11	$11.66
–	$12.18	–	–	–	–

See Notes to Financial Statements.	159

Statements of Operations

For the Year Ended September 30, 2016

	Short Duration	Intermediate	AMT Free
Investment income:
Interest and other	$35,228,331	$145,574,451	$7,866,723
Total investment income	35,228,331	145,574,451	7,866,723

Expenses:
Management fee	8,136,758	16,908,916	1,037,129
12b-1 distribution plan-Class A	2,126,538	3,608,854	262,722
12b-1 distribution plan-Class B	–	24,465	–
12b-1 distribution plan-Class C	1,570,803	5,094,219	216,349
12b-1 distribution plan-Class F	729,145	1,719,330	49,183
12b-1 distribution plan-Class P	–	74	–
Interest expense and fees (See Note 2(h))	–	26,709	–
Shareholder servicing	712,687	2,227,488	104,046
Professional	60,397	73,300	45,922
Reports to shareholders	61,317	181,132	11,196
Fund administration	814,615	1,750,284	82,970
Custody	27,384	58,536	6,985
Directors’ fees	75,949	163,612	7,761
Registration	287,497	355,615	78,203
Offering costs	–	–	–
Other	194,788	326,017	25,712
Gross expenses	14,797,878	32,518,551	1,928,178
Expense reductions (See Note 9)	(6,525)	(14,405)	(698)
Fees waived and expenses reimbursed (See Note 3)	(1,201,424)	–	(569,598)
Net expenses	13,589,929	32,504,146	1,357,882
Net investment income	21,638,402	113,070,305	6,508,841
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	892,243	8,451,165	523,272
Net realized loss on futures contracts	–	(4,432,335)	(453,994)
Net change in unrealized appreciation/depreciation on investments	2,256,690	110,639,382	8,207,308
Net change in unrealized appreciation/depreciation on futures contracts	–	(16,342)	20,157
Net realized and unrealized gain	3,148,933	114,641,870	8,296,743
Net Increase in Net Assets Resulting From Operations	$24,787,335	$227,712,175	$14,805,584

160	See Notes to Financial Statements.

		Short Duration
National	High Yield	High Yield	California	New Jersey	New York

$83,216,888	$114,816,617	$2,021,879	$12,186,600	$4,052,163	$14,445,420
83,216,888	114,816,617	2,021,879	12,186,600	4,052,163	14,445,420

8,241,380	9,829,915	245,990	1,340,886	451,477	1,813,507
2,998,634	2,375,021	64,155	413,764	185,215	603,451
29,972	–	–	–	–	–
1,528,664	3,439,865	42,168	385,196	–	523,843
243,823	441,493	23,184	41,123	7,700	37,450
–	64	–	–	–	–
531,866	242,734	–	12,088	–	5,685
988,465	1,018,632	42,933	109,205	54,888	176,947
57,430	81,581	43,280	45,458	40,614	45,653
89,762	96,444	6,017	14,322	7,083	16,872
775,406	833,349	24,599	119,190	40,131	161,201
27,790	30,144	4,784	7,132	4,655	13,317
72,569	77,900	3,583	11,158	3,766	14,991
148,699	138,883	45,206	53,758	41,186	55,908
–	–	24,574	–	–	–
175,124	202,731	7,688	34,051	15,863	50,322
15,909,584	18,808,756	578,161	2,587,331	852,578	3,519,147
(6,328)	(6,760)	(217)	(980)	(325)	(1,309)
–	–	(233,196)	–	(22,564)	–
15,903,256	18,801,996	344,748	2,586,351	829,689	3,517,838
67,313,632	96,014,621	1,677,131	9,600,249	3,222,474	10,927,582

12,574,606	(2,924,406)	95,681	(338,180)	900,923	4,899,163
(458,709)	(1,419,857)	(108,494)	(56,914)	(123,049)	(573,304)

59,474,893	108,160,557	1,450,491	12,426,890	4,063,606	11,532,730

25,161	111,562	(13,691)	43,510	11,525	73,265
71,615,951	103,927,856	1,423,987	12,075,306	4,853,005	15,931,854

$138,929,583	$199,942,477	$3,101,118	$21,675,555	$8,075,479	$26,859,436

See Notes to Financial Statements.	161

Statements of Changes in Net Assets

	Short Duration
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	September 30, 2016	September 30, 2015
Operations:
Net investment income	$21,638,402	$22,000,129
Net realized gain on investments and futures contracts	892,243	1,267,388
Net change in unrealized appreciation/depreciation on investments and futures contracts	2,256,690	(10,774,170)
Net increase in net assets resulting from operations	24,787,335	12,493,347
Distributions to shareholders from:
Net investment income
Class A	(11,396,929)	(11,830,665)
Class B	–	–
Class C	(885,297)	(850,859)
Class F	(8,517,193)	(8,511,820)
Class I	(648,438)	(632,114)
Class P	–	–
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class I	–	–
Class P	–	–
Total distributions to shareholders	(21,447,857)	(21,825,458)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	780,553,377	816,056,011
Reinvestment of distributions	11,299,309	11,791,294
Cost of shares reacquired	(708,644,664)	(1,120,937,715)
Net increase (decrease) in net assets resulting from capital share transactions	83,208,022	(293,090,410)
Net increase (decrease) in net assets	86,547,500	(302,422,521)
NET ASSETS:
Beginning of year	$2,025,494,618	$2,327,917,139
End of year	$2,112,042,118	$2,025,494,618
Undistributed net investment income	$640,454	$448,624

162	See Notes to Financial Statements.

Intermediate		AMT Free
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015

$113,070,305	$99,648,793	$6,508,841	$5,014,026
4,018,830	10,613,999	69,278	86,760

110,623,040	(29,067,108)	8,227,465	(825,105)
227,712,175	81,195,684	14,805,584	4,275,681

(46,252,743)	(43,200,106)	(4,130,976)	(3,394,776)
(43,913)	(69,328)	–	–
(11,901,921)	(12,255,169)	(656,753)	(576,270)
(45,671,888)	(37,720,655)	(1,579,779)	(926,045)
(6,457,319)	(3,876,605)	(28,911)	(12,304)
(383)	(400)	–	–

(1,203,903)	–	–	–
(1,895)	–	–	–
(415,148)	–	–	–
(1,090,194)	–	–	–
(130,919)	–	–	–
(12)	–	–	–
(113,170,238)	(97,122,263)	(6,396,419)	(4,909,395)

1,904,269,408	1,353,285,968	126,839,872	61,847,056
75,326,784	63,849,019	4,946,355	4,024,302
(905,905,286)	(839,452,826)	(45,136,470)	(45,235,650)

1,073,690,906	577,682,161	86,649,757	20,635,708
1,188,232,843	561,755,582	95,058,922	20,001,994

$3,771,493,269	$3,209,737,687	$157,907,074	$137,905,080
$4,959,726,112	$3,771,493,269	$252,965,996	$157,907,074
$11,099,735	$8,432,457	$485,417	$374,496

See Notes to Financial Statements.	163

Statements of Changes in Net Assets (continued)

	National
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	September 30, 2016	September 30, 2015
Operations:
Net investment income	$67,313,632	$63,638,617
Net realized gain (loss) on investments and futures contracts	12,115,897	3,869,901
Net change in unrealized appreciation/depreciation on investments and futures contracts	59,500,054	(13,131,455)
Net increase in net assets resulting from operations	138,929,583	54,377,063
Distributions to shareholders from:
Net investment income
Class A	(52,106,589)	(50,979,102)
Class B	(80,634)	(107,359)
Class C	(5,307,610)	(5,227,998)
Class F	(8,637,612)	(6,329,585)
Class I	(189,433)	(76,898)
Class P	–	–
Total distributions to shareholders	(66,321,878)	(62,720,942)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	490,886,021	281,188,501
Reinvestment of distributions	55,896,511	52,715,085
Cost of shares reacquired	(268,411,618)	(311,162,729)
Net increase (decrease) in net assets resulting from capital share transactions	278,370,914	22,740,857
Net increase (decrease) in net assets	350,978,619	14,396,978
NET ASSETS:
Beginning of year	$1,769,547,126	$1,755,150,148
End of year	$2,120,525,745	$1,769,547,126
Undistributed net investment income	$6,623,236	$5,630,674

*	For the period June 1, 2015 (commencement of operations) to September 30, 2015.

164	See Notes to Financial Statements.

High Yield		Short Duration High Yield
For the	For the	For the	For the Period
Year Ended	Year Ended	Year Ended	June 1, 2015 to
September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015*

$96,014,621	$95,266,128	$1,677,131	$147,179
(4,344,263)	(8,247,718)	(12,813)	(30,649)

108,272,119	(22,143,286)	1,436,800	86,256
199,942,477	64,875,124	3,101,118	202,786

(53,190,609)	(54,087,380)	(824,891)	(69,626)
–	–	–	–
(16,168,360)	(16,325,327)	(78,161)	(2,456)
(20,194,456)	(19,717,273)	(614,575)	(59,453)
(1,649,861)	(582,550)	(50,612)	(4,349)
(612)	(593)	–	–
(91,203,898)	(90,713,123)	(1,568,239)	(135,884)

636,577,946	539,277,999	115,380,938	22,738,439
71,157,097	71,032,687	1,518,082	133,008
(497,100,556)	(618,132,774)	(29,268,179)	(375,817)

210,634,487	(7,822,088)	87,630,841	22,495,630
319,373,066	(33,660,087)	89,163,720	22,562,532

$1,954,290,319	$1,987,950,406	$22,562,532	$–
$2,273,663,385	$1,954,290,319	$111,726,252	$22,562,532
$21,057,688	$16,587,249	$154,018	$20,456

See Notes to Financial Statements.	165

Statements of Changes in Net Assets (concluded)

	California
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	September 30, 2016	September 30, 2015
Operations:
Net investment income	$9,600,249	$8,515,842
Net realized gain (loss) on investments and futures contracts	(395,094)	1,150,229
Net change in unrealized appreciation/depreciation on investments and futures contracts	12,470,400	(1,410,773)
Net increase in net assets resulting from operations	21,675,555	8,255,298
Distributions to shareholders from:
Net investment income
Class A	(6,751,480)	(6,176,770)
Class C	(1,212,488)	(1,068,570)
Class F	(1,377,229)	(1,106,644)
Class I	(125,349)	(53,983)
Total distributions to shareholders	(9,466,546)	(8,405,967)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	119,374,358	71,315,672
Reinvestment of distributions	7,853,769	7,017,508
Cost of shares reacquired	(56,409,730)	(45,307,131)
Net increase (decrease) in net assets resulting from capital share transactions	70,818,397	33,026,049
Net increase (decrease) in net assets	83,027,406	32,875,380
NET ASSETS:
Beginning of year	$263,960,431	$231,085,051
End of year	$346,987,837	$263,960,431
Undistributed (distributions in excess of) net investment income	$160,451	$26,491

166	See Notes to Financial Statements.

New Jersey		New York
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015

$3,222,474	$3,371,339	$10,927,582	$10,533,609
777,874	895,119	4,325,859	1,629,682

4,075,131	(2,559,562)	11,605,995	(3,162,505)
8,075,479	1,706,896	26,859,436	9,000,786

(2,933,953)	(3,111,519)	(8,408,287)	(8,284,127)
–	–	(1,323,659)	(1,305,290)
(249,766)	(227,351)	(1,070,597)	(837,638)
(691)	(478)	(38,121)	(24,347)
(3,184,410)	(3,339,348)	(10,840,664)	(10,451,402)

18,111,706	11,301,232	109,966,433	98,782,412
2,499,174	2,656,509	8,326,217	7,911,780
(13,955,188)	(15,553,745)	(74,406,162)	(52,942,140)

6,655,692	(1,596,004)	43,886,488	53,752,052
11,546,761	(3,228,456)	59,905,260	52,301,436

$96,336,289	$99,564,745	$367,683,354	$315,381,918
$107,883,050	$96,336,289	$427,588,614	$367,683,354

$(62,457)	$(99,879)	$(431,229)	$(493,751)

See Notes to Financial Statements.	167

Financial Highlights

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
9/30/2016	$15.74	$0.17	$ 0.02	$ 0.19	$(0.17)	$ –	$(0.17)
9/30/2015	15.80	0.16	(0.06)	0.10	(0.16)	–	(0.16)
9/30/2014	15.71	0.19	0.10	0.29	(0.19)	(0.01)	(0.20)
9/30/2013	15.97	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)
9/30/2012	15.83	0.26	0.15	0.41	(0.26)	(0.01)	(0.27)

Class C
9/30/2016	15.74	0.07	0.03	0.10	(0.07)	–	(0.07)
9/30/2015	15.80	0.06	(0.06)	–	(0.06)	–	(0.06)
9/30/2014	15.71	0.09	0.10	0.19	(0.09)	(0.01)	(0.10)
9/30/2013	15.97	0.11	(0.26)	(0.15)	(0.10)	(0.01)	(0.11)
9/30/2012	15.83	0.16	0.15	0.31	(0.16)	(0.01)	(0.17)

Class F
9/30/2016	15.74	0.19	0.02	0.21	(0.18)	–	(0.18)
9/30/2015	15.80	0.18	(0.07	0.11	(0.17)	–	(0.17)
9/30/2014	15.71	0.20	0.10	0.30	(0.20)	(0.01)	(0.21)
9/30/2013	15.97	0.23	(0.25)	(0.02)	(0.23)	(0.01)	(0.24)
9/30/2012	15.83	0.27	0.16	0.43	(0.28)	(0.01)	(0.29)

Class I
9/30/2016	15.74	0.20	0.03	0.23	(0.20)	–	(0.20)
9/30/2015	15.80	0.19	(0.06)	0.13	(0.19)	–	(0.19)
9/30/2014	15.71	0.22	0.10	0.32	(0.22)	(0.01)	(0.23)
9/30/2013	15.97	0.24	(0.25)	(0.01)	(0.24)	(0.01)	(0.25)
9/30/2012	15.83	0.28	0.16	0.44	(0.29)	(0.01)	(0.30)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

168	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)	Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$15.76	1.27	0.65	0.65	0.71	1.08	$1,060,240	23.16
15.74	0.63	0.65	0.65	0.70	1.02	1,056,101	25.83
15.80	1.85	0.64	0.64	0.70	1.19	1,231,268	28.30
15.71	(0.28)	0.63	0.62	0.70	1.32	1,476,264	23.80
15.97	2.65	0.61	0.60	0.70	1.65	1,511,237	18.11

15.77	0.65	1.27	1.27	1.33	0.47	180,900	23.16
15.74	0.01	1.27	1.27	1.33	0.39	200,818	25.83
15.80	1.20	1.28	1.28	1.34	0.55	237,782	28.30
15.71	(0.93)	1.29	1.29	1.36	0.67	285,611	23.80
15.97	1.97	1.27	1.26	1.36	1.00	298,123	18.11

15.77	1.37	0.55	0.55	0.61	1.18	803,775	23.16
15.74	0.73	0.55	0.55	0.60	1.11	724,280	25.83
15.80	1.95	0.54	0.54	0.60	1.29	775,914	28.30
15.71	(0.18)	0.53	0.52	0.60	1.42	757,444	23.80

15.97	2.75	0.51	0.50	0.60	1.72	704,486	18.11
15.77	1.47	0.45	0.45	0.51	1.27	67,127	23.16
15.74	0.83	0.45	0.45	0.50	1.20	44,295	25.83
15.80	2.04	0.44	0.44	0.50	1.38	82,953	28.30
15.71	(0.08)	0.43	0.42	0.50	1.50	67,487	23.80
15.97	2.83	0.41	0.40	0.50	1.77	23,111	18.11

See Notes to Financial Statements.	169

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class A
9/30/2016	$10.80	$0.29	$ 0.30	$ 0.59	$(0.28)	$(0.01)	$(0.29)
9/30/2015	10.83	0.31	(0.04)	0.27	(0.30)	–	(0.30)
9/30/2014	10.49	0.32	0.41	0.73	(0.32)	(0.07)	(0.39)
9/30/2013	10.99	0.29	(0.50)	(0.21)	(0.29)	–	(0.29)
9/30/2012	10.49	0.33	0.50	0.83	(0.33)	–	(0.33)

Class B
9/30/2016	10.79	0.20	0.31	0.51	(0.20)	(0.01)	(0.21)
9/30/2015	10.83	0.22	(0.05)	0.17	(0.21)	–	(0.21)
9/30/2014	10.48	0.24	0.41	0.65	(0.23)	(0.07)	(0.30)
9/30/2013	10.98	0.20	(0.50)	(0.30)	(0.20)	–	(0.20)
9/30/2012	10.48	0.25	0.50	0.75	(0.25)	–	(0.25)

Class C
9/30/2016	10.79	0.22	0.30	0.52	(0.21)	(0.01)	(0.22)
9/30/2015	10.82	0.24	(0.04)	0.20	(0.23)	–	(0.23)
9/30/2014	10.48	0.25	0.41	0.66	(0.25)	(0.07)	(0.32)
9/30/2013	10.98	0.22	(0.51)	(0.29)	(0.21)	–	(0.21)
9/30/2012	10.48	0.26	0.50	0.76	(0.26)	–	(0.26)

Class F
9/30/2016	10.80	0.30	0.30	0.60	(0.29)	(0.01)	(0.30)
9/30/2015	10.83	0.32	(0.04)	0.28	(0.31)	–	(0.31)
9/30/2014	10.49	0.33	0.41	0.74	(0.33)	(0.07)	(0.40)
9/30/2013	10.99	0.30	(0.50)	(0.20)	(0.30)	–	(0.30)
9/30/2012	10.49	0.34	0.50	0.84	(0.34)	–	(0.34)

Class I
9/30/2016	10.80	0.31	0.30	0.61	(0.30)	(0.01)	(0.31)
9/30/2015	10.84	0.33	(0.05)	0.28	(0.32)	–	(0.32)
9/30/2014	10.49	0.34	0.42	0.76	(0.34)	(0.07)	(0.41)
9/30/2013	11.00	0.31	(0.51)	(0.20)	(0.31)	–	(0.31)
9/30/2012	10.50	0.34	0.51	0.85	(0.35)	–	(0.35)

Class P
9/30/2016	10.80	0.26	0.31	0.57	(0.26)	(0.01)	(0.27)
9/30/2015	10.84	0.28	(0.04)	0.24	(0.28)	–	(0.28)
9/30/2014	10.49	0.30	0.41	0.71	(0.29)	(0.07)	(0.36)
9/30/2013	11.00	0.27	(0.52)	(0.25)	(0.26)	–	(0.26)
9/30/2012	10.50	0.31	0.50	0.81	(0.31)	–	(0.31)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

170	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)	Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$11.10	5.53	0.70	0.70	0.70	2.62	$2,000,225	8.25
10.80	2.52	0.71	0.71	0.71	2.84	1,592,318	12.23
10.83	7.09	0.70	0.70	0.71	3.04	1,485,143	18.92
10.49	(1.99)	0.69	0.68	0.70	2.67	1,829,614	30.59
10.99	8.04	0.67	0.66	0.70	3.10	2,064,377	21.39

11.09	4.70	1.51	1.51	1.51	1.86	2,061	8.25
10.79	1.62	1.51	1.51	1.51	2.05	2,907	12.23
10.83	6.35	1.50	1.50	1.51	2.24	3,892	18.92
10.48	(2.78)	1.49	1.48	1.50	1.88	4,587	30.59
10.98	7.19	1.47	1.46	1.50	2.34	5,933	21.39

11.09	4.87	1.33	1.33	1.33	2.00	657,981	8.25
10.79	1.89	1.33	1.33	1.33	2.22	564,502	12.23
10.82	6.42	1.34	1.34	1.35	2.40	559,156	18.92
10.48	(2.66)	1.36	1.36	1.38	2.00	634,305	30.59
10.98	7.32	1.34	1.34	1.38	2.42	699,128	21.39

11.10	5.63	0.60	0.60	0.60	2.72	1,983,052	8.25
10.80	2.62	0.61	0.61	0.61	2.94	1,447,425	12.23
10.83	7.20	0.60	0.60	0.60	3.13	1,092,546	18.92
10.49	(1.89)	0.59	0.58	0.60	2.77	899,590	30.59
10.99	8.15	0.57	0.56	0.61	3.19	1,007,950	21.39

11.10	5.74	0.50	0.50	0.50	2.79	316,391	8.25
10.80	2.63	0.51	0.51	0.51	3.02	164,325	12.23
10.84	7.41	0.50	0.50	0.50	3.23	68,985	18.92
10.49	(1.89)	0.49	0.48	0.50	2.87	52,814	30.59
11.00	8.22	0.47	0.46	0.51	3.17	37,514	21.39

11.10	5.28	0.95	0.95	0.95	2.40	17	8.25
10.80	2.19	0.95	0.95	0.95	2.60	16	12.23
10.84	6.94	0.93	0.93	0.94	2.80	16	18.92
10.49	(2.32)	0.92	0.92	0.94	2.44	15	30.59
11.00	7.79	0.90	0.90	0.94	2.90	15	21.39

See Notes to Financial Statements.	171

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2016	$15.84	$0.52	$ 0.69	$ 1.21	$(0.51)	$16.54
9/30/2015	15.89	0.54	(0.06)	0.48	(0.53)	15.84
9/30/2014	15.03	0.59	0.85	1.44	(0.58)	15.89
9/30/2013	16.38	0.58	(1.35)	(0.77)	(0.58)	15.03
9/30/2012	15.08	0.65	1.30	1.95	(0.65)	16.38

Class C
9/30/2016	15.84	0.42	0.68	1.10	(0.41)	16.53
9/30/2015	15.88	0.44	(0.05)	0.39	(0.43)	15.84
9/30/2014	15.03	0.48	0.85	1.33	(0.48)	15.88
9/30/2013	16.38	0.46	(1.35)	(0.89)	(0.46)	15.03
9/30/2012	15.07	0.51	1.32	1.83	(0.52)	16.38

Class F
9/30/2016	15.84	0.53	0.69	1.22	(0.53)	16.53
9/30/2015	15.89	0.55	(0.06)	0.49	(0.54)	15.84
9/30/2014	15.03	0.60	0.85	1.45	(0.59)	15.89
9/30/2013	16.38	0.60	(1.36)	(0.76)	(0.59)	15.03
9/30/2012	15.09	0.65	1.30	1.95	(0.66)	16.38

Class I
9/30/2016	15.85	0.56	0.68	1.24	(0.55)	16.54
9/30/2015	15.90	0.56	(0.05)	0.51	(0.56)	15.85
9/30/2014	15.04	0.62	0.85	1.47	(0.61)	15.90
9/30/2013	16.39	0.63	(1.37)	(0.74)	(0.61)	15.04
9/30/2012	15.08	0.66	1.33	1.99	(0.68)	16.39

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

172	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)	Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

7.76	0.60	0.60	0.87	3.20	$151,250	8.51
3.04	0.60	0.60	0.89	3.38	107,977	20.67
9.76	0.60	0.60	0.90	3.83	92,711	50.67
(4.88)	0.58	0.58	0.87	3.62	106,852	45.96
13.16	0.55	0.53	0.91	4.12	115,862	17.32

7.03	1.23	1.23	1.51	2.58	28,731	8.51
2.46	1.24	1.24	1.53	2.75	21,349	20.67
8.97	1.27	1.27	1.56	3.15	20,596	50.67
(5.53)	1.33	1.33	1.62	2.87	19,779	45.96
12.29	1.32	1.30	1.66	3.22	18,242	17.32

7.80	0.50	0.50	0.77	3.25	72,030	8.51
3.14	0.50	0.50	0.79	3.47	27,849	20.67
9.87	0.50	0.50	0.80	3.91	24,429	50.67
(4.78)	0.48	0.48	0.77	3.71	18,702	45.96
13.20	0.45	0.44	0.80	4.08	32,554	17.32

7.98	0.40	0.40	0.68	3.41	955	8.51
3.24	0.40	0.40	0.70	3.55	732	20.67
9.97	0.40	0.40	0.69	4.00	169	50.67
(4.65)	0.37	0.37	0.67	3.80	108	45.96
13.41	0.36	0.35	0.69	4.10	8,372	17.32

Financial Highlights (continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2016	$11.24	$0.41	$ 0.44	$ 0.85	$(0.40)	$11.69
9/30/2015	11.29	0.41	(0.06)	0.35	(0.40)	11.24
9/30/2014	10.60	0.45	0.68	1.13	(0.44)	11.29
9/30/2013	11.52	0.44	(0.93)	(0.49)	(0.43)	10.60
9/30/2012	10.53	0.50	0.98	1.48	(0.49)	11.52

Class B
9/30/2016	11.30	0.32	0.43	0.75	(0.31)	11.74
9/30/2015	11.35	0.32	(0.06)	0.26	(0.31)	11.30
9/30/2014	10.65	0.36	0.69	1.05	(0.35)	11.35
9/30/2013	11.58	0.35	(0.94)	(0.59)	(0.34)	10.65
9/30/2012	10.58	0.42	0.99	1.41	(0.41)	11.58

Class C
9/30/2016	11.26	0.33	0.44	0.77	(0.33)	11.70
9/30/2015	11.30	0.34	(0.05)	0.29	(0.33)	11.26
9/30/2014	10.61	0.38	0.68	1.06	(0.37)	11.30
9/30/2013	11.53	0.37	(0.93)	(0.56)	(0.36)	10.61
9/30/2012	10.54	0.43	0.98	1.41	(0.42)	11.53

Class F
9/30/2016	11.23	0.41	0.45	0.86	(0.41)	11.68
9/30/2015	11.28	0.42	(0.06)	0.36	(0.41)	11.23
9/30/2014	10.59	0.45	0.69	1.14	(0.45)	11.28
9/30/2013	11.51	0.45	(0.93)	(0.48)	(0.44)	10.59
9/30/2012	10.52	0.51	0.98	1.49	(0.50)	11.51

Class I
9/30/2016	11.24	0.42	0.44	0.86	(0.42)	11.68
9/30/2015	11.29	0.43	(0.06)	0.37	(0.42)	11.24
9/30/2014	10.60	0.45	0.70	1.15	(0.46)	11.29
9/30/2013	11.52	0.46	(0.93)	(0.47)	(0.45)	10.60
9/30/2012	10.53	0.51	1.00	1.51	(0.52)	11.52

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

174	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses (includes interest expense)(c) (%)	Total expenses (excludes interest expense)(c) (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

7.68	0.77	0.74	3.52	$1,591,375	15.77
3.16	0.77	0.75	3.61	1,404,309	29.05
10.87	0.78	0.75	4.09	1,423,250	44.80
(4.40)	0.76	0.74	3.87	1,438,697	33.78
14.37	0.79	0.73	4.52	1,694,729	43.81

6.71	1.57	1.55	2.74	2,691	15.77
2.34	1.58	1.55	2.81	3,300	29.05
10.06	1.58	1.55	3.31	4,488	44.80
(5.21)	1.57	1.54	3.07	5,443	33.78
13.52	1.60	1.53	3.77	7,762	43.81

6.91	1.39	1.37	2.90	198,789	15.77
2.61	1.40	1.38	2.98	172,774	29.05
10.17	1.41	1.39	3.46	174,469	44.80
(5.02)	1.42	1.40	3.21	177,169	33.78
13.64	1.43	1.37	3.87	215,692	43.81

7.78	0.67	0.64	3.59	318,012	15.77
3.25	0.67	0.65	3.70	186,722	29.05
10.98	0.67	0.65	4.15	151,265	44.80
(4.31)	0.66	0.64	3.95	103,160	33.78
14.48	0.69	0.63	4.58	122,943	43.81

7.77	0.57	0.54	3.60	9,658	15.77
3.34	0.57	0.55	3.77	2,442	29.05
11.07	0.57	0.55	4.14	1,679	44.80
(4.23)	0.57	0.54	4.05	719	33.78
14.62	0.59	0.52	4.58	78	43.81

See Notes to Financial Statements.	175

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2016	$11.54	$0.56	$ 0.60	$ 1.16	$(0.53)	$12.17
9/30/2015	11.69	0.56	(0.17)	0.39	(0.54)	11.54
9/30/2014	10.91	0.58	0.75	1.33	(0.55)	11.69
9/30/2013	11.93	0.58	(1.04)	(0.46)	(0.56)	10.91
9/30/2012	11.06	0.63	0.85	1.48	(0.61)	11.93

Class C
9/30/2016	11.55	0.49	0.59	1.08	(0.46)	12.17
9/30/2015	11.69	0.49	(0.17)	0.32	(0.46)	11.55
9/30/2014	10.92	0.51	0.74	1.25	(0.48)	11.69
9/30/2013	11.93	0.50	(1.03)	(0.53)	(0.48)	10.92
9/30/2012	11.06	0.56	0.85	1.41	(0.54)	11.93

Class F
9/30/2016	11.55	0.57	0.60	1.17	(0.54)	12.18
9/30/2015	11.69	0.58	(0.17)	0.41	(0.55)	11.55
9/30/2014	10.92	0.58	0.76	1.34	(0.57)	11.69
9/30/2013	11.94	0.59	(1.04)	(0.45)	(0.57)	10.92
9/30/2012	11.07	0.64	0.85	1.49	(0.62)	11.94

Class I
9/30/2016	11.53	0.57	0.60	1.17	(0.55)	12.15
9/30/2015	11.67	0.58	(0.16)	0.42	(0.56)	11.53
9/30/2014	10.92	0.61	0.71	1.32	(0.57)	11.67
9/30/2013	11.94	0.60	(1.04)	(0.44)	(0.58)	10.92
9/30/2012	11.06	0.66	0.85	1.51	(0.63)	11.94

Class P
9/30/2016	11.55	0.53	0.61	1.14	(0.51)	12.18
9/30/2015	11.69	0.54	(0.17)	0.37	(0.51)	11.55
9/30/2014	10.92	0.56	0.74	1.30	(0.53)	11.69
9/30/2013	11.94	0.56	(1.04)	(0.48)	(0.54)	10.92
9/30/2012	11.07	0.61	0.85	1.46	(0.59)	11.94

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

176	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)	Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

10.28	0.80	0.79	0.80	4.71	$1,273,114	16.45
3.36	0.84	0.83	0.87	4.82	1,141,428	31.38
12.54	0.91	0.90	0.91	5.12	1,160,471	32.90
(4.11)	0.84	0.83	0.84	4.87	1,071,511	24.47
13.79	0.86	0.80	0.86	5.52	1,185,644	27.20

9.51	1.42	1.41	1.42	4.09	441,499	16.45
2.81	1.47	1.46	1.50	4.20	397,615	31.38
11.74	1.54	1.53	1.54	4.50	408,459	32.90
(4.64)	1.49	1.47	1.49	4.23	407,217	24.47
13.08	1.49	1.44	1.49	4.91	526,880	27.20

10.39	0.70	0.69	0.70	4.80	490,913	16.45
3.55	0.74	0.73	0.77	4.92	404,172	31.38
12.54	0.81	0.80	0.81	5.17	393,166	32.90
(4.01)	0.74	0.72	0.74	4.94	228,484	24.47
13.89	0.76	0.70	0.76	5.60	258,682	27.20

10.41	0.60	0.58	0.60	4.82	68,122	16.45
3.64	0.64	0.63	0.67	4.99	11,061	31.38
12.44	0.72	0.71	0.72	5.49	25,841	32.90
(3.92)	0.64	0.62	0.64	5.04	2,255	24.47
14.08	0.66	0.60	0.66	5.78	1,629	27.20

10.04	1.05	1.03	1.05	4.50	15	16.45
3.22	1.08	1.06	1.11	4.61	14	31.38
12.23	1.13	1.12	1.13	4.93	13	32.90
(4.29)	1.07	1.05	1.07	4.69	12	24.47
13.56	1.08	1.02	1.08	5.36	12	27.20

See Notes to Financial Statements.	177

Financial Highlights (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2016	$15.04	$0.42	$0.46	$0.88	$(0.40)	$15.52
6/1/2015 to 9/30/2015(c)	15.00	0.13	0.03	0.16	(0.12)	15.04

Class C
9/30/2016	15.04	0.30	0.46	0.76	(0.28)	15.52
6/1/2015 to 9/30/2015(c)	15.00	0.10	0.02	0.12	(0.08)	15.04

Class F
9/30/2016	15.04	0.43	0.46	0.89	(0.42)	15.51
6/1/2015 to 9/30/2015(c)	15.00	0.14	0.02	0.16	(0.12)	15.04

Class I
9/30/2016	15.04	0.43	0.48	0.91	(0.43)	15.52
6/1/2015 to 9/30/2015(c)	15.00	0.15	0.02	0.17	(0.13)	15.04

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commencement of operations was 6/1/2015.
(d)	Not annualized.
(e)	Annualized.

178	See Notes to Financial Statements.

		Ratios to Average Net Assets:					Supplemental Data:

		Total
		expenses
		after					Net
		waivers			Net		assets,	Portfolio
Total		and/or reim-	Total		investment		end of	turnover
return(b)		bursements	expenses		income		period	rate
(%)		(%)	(%)		(%)		(000)	(%)

5.93		0.55	0.92		2.74		$54,470	11.77
1.06	(d)	0.55 (e)	1.69	(e)	2.69	(e)	12,019	1.06

5.11		1.31	1.68		1.94		8,661	11.77
0.78	(d)	1.35 (e)	2.42	(e)	1.98	(e)	852	1.06

6.03		0.45	0.82		2.81		41,758	11.77
1.09	(d)	0.45 (e)	1.59	(e)	2.76	(e)	9,072	1.06

6.13		0.35	0.74		2.80		6,837	11.77
1.12	(d)	0.35 (e)	1.45	(e)	2.97	(e)	619	1.06

See Notes to Financial Statements.	179

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
9/30/2016	$10.85	$0.37	$0.46		$0.83	$(0.36)	$11.32	7.80
9/30/2015	10.84	0.37	0.01	(d)	0.38	(0.37)	10.85	3.54
9/30/2014	10.10	0.38	0.74		1.12	(0.38)	10.84	11.29
9/30/2013	10.73	0.38	(0.64)		(0.26)	(0.37)	10.10	(2.51)
9/30/2012	9.90	0.43	0.83		1.26	(0.43)	10.73	12.94

Class C
9/30/2016	10.85	0.30	0.47		0.77	(0.29)	11.33	7.21
9/30/2015	10.84	0.31	–	(d)(e)	0.31	(0.30)	10.85	2.89
9/30/2014	10.10	0.32	0.73		1.05	(0.31)	10.84	10.58
9/30/2013	10.73	0.31	(0.64)		(0.33)	(0.30)	10.10	(3.15)
9/30/2012	9.90	0.36	0.83		1.19	(0.36)	10.73	12.23

Class F
9/30/2016	10.85	0.38	0.47		0.85	(0.38)	11.32	7.90
9/30/2015	10.84	0.38	0.01	(d)	0.39	(0.38)	10.85	3.64
9/30/2014	10.10	0.39	0.74		1.13	(0.39)	10.84	11.39
9/30/2013	10.73	0.39	(0.64)		(0.25)	(0.38)	10.10	(2.42)
9/30/2012	9.90	0.44	0.83		1.27	(0.44)	10.73	13.04

Class I
9/30/2016	10.84	0.39	0.48		0.87	(0.39)	11.32	8.10
9/30/2015	10.84	0.39	–	(d)(e)	0.39	(0.39)	10.84	3.63
9/30/2014	10.09	0.41	0.74		1.15	(0.40)	10.84	11.65
9/30/2013	10.73	0.40	(0.65)		(0.25)	(0.39)	10.09	(2.40)
9/30/2012	9.90	0.45	0.83		1.28	(0.45)	10.73	13.17

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Amount less than $0.01.

180	See Notes to Financial Statements.

Ratios to Average Net Assets:			Supplemental Data:

Total	Total
expenses	expenses		Net
(excludes	(includes	Net	assets,	Portfolio
interest	interest	investment	end of	turnover
expense)(c)	expense)(c)	income	period	rate
(%)	(%)	(%)	(000)	(%)

0.78	0.79	3.30	$234,470	8.17
0.81	0.82	3.44	185,379	15.10
0.86	0.86	3.69	170,131	20.90
0.81	0.81	3.54	166,443	18.05
0.79	0.82	4.16	191,127	28.15

1.41	1.42	2.66	54,658	8.17
1.45	1.45	2.80	39,790	15.10
1.50	1.50	3.05	36,122	20.90
1.47	1.47	2.88	33,741	18.05
1.42	1.45	3.51	38,712	28.15

0.68	0.69	3.39	53,059	8.17
0.71	0.72	3.52	36,482	15.10
0.76	0.76	3.78	24,810	20.90
0.71	0.71	3.63	21,549	18.05
0.69	0.72	4.23	22,344	28.15

0.58	0.58	3.47	4,802	8.17
0.61	0.61	3.61	2,309	15.10
0.65	0.66	3.90	22	20.90
0.61	0.62	3.77	12	18.05
0.59	0.62	4.39	13	28.15

See Notes to Financial Statements.	181

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
9/30/2016	$4.86	$0.16	$ 0.25	$ 0.41	$(0.16)	$5.11	8.53
9/30/2015	4.94	0.17	(0.08)	0.09	(0.17)	4.86	1.74
9/30/2014	4.66	0.17	0.28	0.45	(0.17)	4.94	9.87
9/30/2013	5.07	0.17	(0.41)	(0.24)	(0.17)	4.66	(4.85)
9/30/2012	4.69	0.19	0.38	0.57	(0.19)	5.07	12.41

Class F
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11	8.63
9/30/2015	4.94	0.17	(0.08)	0.09	(0.17)	4.86	1.84
9/30/2014	4.66	0.18	0.28	0.46	(0.18)	4.94	9.97
9/30/2013	5.07	0.18	(0.41)	(0.23)	(0.18)	4.66	(4.76)
9/30/2012	4.69	0.20	0.38	0.58	(0.20)	5.07	12.51

Class I
9/30/2016	4.86	0.17	0.25	0.42	(0.17)	5.11	8.76
9/30/2015	4.94	0.18	(0.08)	0.10	(0.18)	4.86	2.00
9/30/2014	4.66	0.19	0.27	0.46	(0.18)	4.94	10.13
9/30/2013	5.07	0.18	(0.41)	(0.23)	(0.18)	4.66	(4.63)
9/30/2012	4.69	0.21	0.37	0.58	(0.20)	5.07	12.43

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

182	See Notes to Financial Statements.

Ratios to Average Net Assets:
Total	Total
expenses	expenses
after	after
waivers	waivers
and/or reim-	and/or reim-
bursements	bursements			Net
(includes	(excludes		Net	assets,	Portfolio
interest	interest	Total	investment	end of	turnover
expense)(c)	expense)(c)	expenses	income	period	rate
(%)	(%)	(%)	(%)	(000)	(%)

0.83	0.83	0.86	3.21	$ 98,152	12.92
0.86	0.86	0.86	3.39	90,126	16.50
0.85	0.85	0.85	3.63	92,713	19.20
0.82	0.82	0.82	3.47	121,722	18.17
0.83	0.82	0.83	3.96	136,085	31.06

0.73	0.73	0.76	3.28	9,602	12.92
0.76	0.76	0.76	3.49	6,197	16.50
0.74	0.74	0.74	3.69	6,838	19.20
0.72	0.72	0.72	3.55	4,782	18.17
0.73	0.72	0.73	3.98	7,400	31.06

0.62	0.62	0.65	3.28	129	12.92
0.62	0.62	0.62	3.65	13	16.50
0.62	0.62	0.62	3.87	13	19.20
0.61	0.61	0.61	3.70	12	18.17
0.61	0.60	0.61	4.18	12	31.06

See Notes to Financial Statements.	183

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
9/30/2016	$11.19	$0.32	$ 0.46	$ 0.78	$(0.32)	$11.65	7.05
9/30/2015	11.23	0.35	(0.04)	0.31	(0.35)	11.19	2.80
9/30/2014	10.59	0.38	0.63	1.01	(0.37)	11.23	9.73
9/30/2013	11.38	0.37	(0.79)	(0.42)	(0.37)	10.59	(3.80)
9/30/2012	10.66	0.43	0.73	1.16	(0.44)	11.38	11.05

Class C
9/30/2016	11.18	0.25	0.45	0.70	(0.25)	11.63	6.37
9/30/2015	11.21	0.28	(0.03)	0.25	(0.28)	11.18	2.23
9/30/2014	10.58	0.31	0.62	0.93	(0.30)	11.21	8.95
9/30/2013	11.37	0.30	(0.79)	(0.49)	(0.30)	10.58	(4.43)
9/30/2012	10.65	0.36	0.72	1.08	(0.36)	11.37	10.36

Class F
9/30/2016	11.20	0.33	0.46	0.79	(0.33)	11.66	7.14
9/30/2015	11.24	0.36	(0.04)	0.32	(0.36)	11.20	2.90
9/30/2014	10.60	0.39	0.63	1.02	(0.38)	11.24	9.83
9/30/2013	11.39	0.38	(0.79)	(0.41)	(0.38)	10.60	(3.70)
9/30/2012	10.67	0.44	0.73	1.17	(0.45)	11.39	11.15

Class I
9/30/2016	11.20	0.34	0.46	0.80	(0.34)	11.66	7.25
9/30/2015	11.23	0.38	(0.04)	0.34	(0.37)	11.20	3.10
9/30/2014	10.60	0.40	0.63	1.03	(0.40)	11.23	9.85
9/30/2013	11.39	0.39	(0.79)	(0.40)	(0.39)	10.60	(3.60)
9/30/2012	10.67	0.41	0.77	1.18	(0.46)	11.39	11.30

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

184	See Notes to Financial Statements.

Ratios to Average Net Assets:			Supplemental Data:

Total	Total
expenses	expenses		Net
(includes	(excludes	Net	assets,	Portfolio
interest	interest	investment	end of	turnover
expense)(c)	expense)(c)	income	period	rate
(%)	(%)	(%)	(000)	(%)

0.78	0.78	2.80	$315,511	19.60
0.79	0.79	3.15	283,229	9.56
0.79	0.78	3.46	244,081	20.47
0.78	0.78	3.33	262,089	16.89
0.84	0.78	3.95	285,447	18.34

1.43	1.43	2.15	67,239	19.60
1.44	1.43	2.50	55,562	9.56
1.43	1.42	2.82	49,678	20.47
1.44	1.43	2.67	45,152	16.89
1.47	1.42	3.31	50,407	18.34

0.68	0.68	2.87	43,186	19.60
0.69	0.69	3.24	27,788	9.56
0.69	0.68	3.54	20,978	20.47
0.68	0.68	3.42	16,844	16.89
0.74	0.68	3.99	16,491	18.34

0.58	0.58	2.96	1,652	19.60
0.60	0.59	3.34	1,104	9.56
0.59	0.58	3.66	644	20.47
0.59	0.58	3.54	587	16.89
0.64	0.58	3.68	265	18.34

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,B,C,F and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,B,C,F,I and P
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)	A,C,F and I
Lord Abbett National Tax Free Income Fund (“National”)	A,B,C,F,I and P
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,B,C,F,I and P
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A,C,F and I
Lord Abbett California Tax Free Income Fund (“California”)	A,C,F,I and P
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)	A,F and I
Lord Abbett New York Tax Free Income Fund (“New York”)	A,C,F,I and P

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act. Short Duration has not issued Class B shares and only Intermediate and High Yield have issued Class P shares. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I and P shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2013 through September 30, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (continued)

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Each share class bears its class-specific share of expenses.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

Notes to Financial Statements (continued)

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of September 30, 2016, as well as the average trust certificates for the fiscal year ended September 30, 2016:

			Underlying	Average
		Interest Rate	Municipal Bonds	Trust
	Liability for	or Range of	Transferred	Certificates
Fund	Trust Certificates	Interest Rates	to TOBs	Outstanding
Short Duration	$–	–	$–	$–
Intermediate		1,250,000.87%	2,834,513	2,168,000
AMT Free	–	–	–	–
National	42,250,000	.87% – 1.05%	98,770,693	54,419,000
High Yield		25,570,000.87%	56,538,712	31,688,000
Short Duration High Yield	–	–	–	–
California		1,500,000.87%	3,372,810	1,500,000
New Jersey	–	–	–	–
New York	–	–	–	806,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of September 30, 2016, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(i)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Financial Statements (continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for each of Short Duration and Short Duration High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $1 billion	.375%
Over $3 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

The management fee for AMT Free is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $1 billion	.45%
Over $1.5 billion	.40%

Notes to Financial Statements (continued)

The management fee for High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

For the fiscal year ended September 30, 2016, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective
Management Fee
Short Duration	.34%
Intermediate	.39%
AMT Free	.23%
National	.42%
High Yield	.47%
Short Duration High Yield	.02%
California	.45%
New Jersey	.43%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the fiscal year ended September 30, 2016 and continuing through January 31, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses for Short Duration, AMT Free, High Yield and Short Duration High Yield to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to an annual rate of .45%, .40%, .62% and .35% respectively. These agreements may be terminated only upon the approval of the Board.

Effective February 1, 2016 and continuing through January 31, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses for California and New Jersey to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to an annual rate of .61% and .62%, respectively. These agreements may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class B	Class C(1)	Class F(2)	Class P
Service	.15%	.25%	.25%	–	.25%
Distribution	.05%	.75%	.75%	.10%	.20%

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Notes to Financial Statements (continued)

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended September 30, 2016:

	Distributor	Dealers’
	Commissions	Concessions
Short Duration	$ 25,124	$ 146,098
Intermediate	201,155	1,168,466
AMT Free	16,348	93,418
National	163,015	965,623
High Yield	136,721	824,523
Short Duration High Yield	22,637	130,751
California	21,184	133,750
New Jersey	6,479	38,670
New York	29,894	179,189

Distributor received the following amount of CDSCs for the fiscal year ended September 30, 2016:

	Class A	Class C
Short Duration	$ 94,695	$ 16,986
Intermediate	113,459	52,160
AMT Free	382	264
National	31,705	11,224
High Yield	61,027	33,692
Short Duration High Yield	–	–
California	6,967	8,884
New Jersey	2,440	–
New York	847	5,643

Two Directors and certain of the Funds’ officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended September 30, 2016 and 2015 was as follows:

		Short Duration		Intermediate
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2016	9/30/2015	9/30/2016	9/30/2015
Distributions paid from:
Tax-exempt income	$21,447,857	$21,825,458	$110,328,167	$95,760,121
Ordinary income	–	–	–	1,362,142
Net long-term capital gains	–	–	2,842,071	–
Total distributions paid	$21,447,857	$21,825,458	$113,170,238	$97,122,263

		AMT Free		National
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2016	9/30/2015	9/30/2016	9/30/2015
Distributions paid from:
Tax-exempt income	$6,396,419	$4,909,395	$66,321,878	$62,720,942
Total distributions paid	$6,396,419	$4,909,395	$66,321,878	$62,720,942

		High Yield	Short Duration High Yield
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2016	9/30/2015	9/30/2016	9/30/2015*
Distributions paid from:
Tax-exempt income	$90,049,472	$89,458,261	$1,560,286	$135,884
Ordinary income	1,154,426	1,254,862	7,953	–
Total distributions paid	$91,203,898	$90,713,123	$1,568,239	$135,884

		California		New Jersey
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2016	9/30/2015	9/30/2016	9/30/2015
Distributions paid from:
Tax-exempt income	$9,466,546	$8,405,967	$3,184,410	$3,339,348
Total distributions paid	$9,466,546	$8,405,967	$3,184,410	$3,339,348

Notes to Financial Statements (continued)

		New York
	Year Ended	Year Ended
	9/30/2016	9/30/2015
Distributions paid from:
Tax-exempt income	$10,840,664	$10,344,522
Ordinary income	–	106,880
Total distributions paid	$10,840,664	$10,451,402

*	For the period June 1, 2015 (commencement of operations) to September 30, 2015.

As of September 30, 2016, the components of accumulated gains (losses) on a tax-basis were as follows:

	Short Duration	Intermediate	AMT Free
Undistributed tax-exempt income – net	$580,009	$4,078,726	$170,419
Undistributed long-term capital gains	–	110,010	–
Total undistributed earnings	580,009	4,188,736	170,419
Capital loss carryforwards*	(6,469,005)	–	(4,572,105)
Temporary differences	(283,551)	(447,055)	(17,658)
Unrealized gains – net	22,685,077	225,869,602	14,110,968
Total accumulated gains – net	$16,512,530	$229,611,283	$9,691,624

			Short Duration
	National	High Yield	High Yield
Undistributed tax-exempt income – net	$3,891,700	$6,980,342	$45,408
Total undistributed earnings	3,891,700	6,980,342	45,408
Capital loss carryforwards*	(28,518,432)	(333,750,242)	(45,625)
Temporary differences	(485,833)	(287,669)	(3,202)
Unrealized gains – net	152,836,783	90,864,769	1,636,935
Total accumulated gains (losses) – net	$127,724,218	$(236,192,800)	$1,633,516

	California	New Jersey	New York
Capital loss carryforwards*	$(9,074,136)	$(5,884,999)	$(6,446,410)
Temporary differences	(346,411)	(206,735)	(726,872)
Unrealized gains – net	29,814,452	5,327,338	25,192,478
Total accumulated gains (losses) – net	$20,393,905	$(764,396)	$18,019,196

*	As of September 30, 2016, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2017	2018	2019	Indefinite	Total
Short Duration	$–	$–	$–	$6,469,005	$6,469,005
AMT Free	–	–	–	4,572,105	4,572,105
National	–	11,663,983	–	16,854,449	28,518,432
High Yield	112,613,733	77,996,014	36,257,876	106,882,619	333,750,242
Short Duration High Yield	–	–	–	45,625	45,625
California	1,405,669	5,151,330	502,921	2,014,216	9,074,136
New Jersey	–	4,168,179	1,290,500	426,320	5,884,999
New York	–	4,177,607	2,268,803	–	6,446,410

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

Notes to Financial Statements (continued)

As of September 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Tax Cost	Gain	Loss	Gain
Short Duration	$2,084,452,890	$25,718,058	$(3,032,981)	$22,685,077
Intermediate	4,713,238,149	272,231,771	(46,362,169)	225,869,602
AMT Free	235,360,524	16,244,776	(2,133,808)	14,110,968
National	1,926,777,191	183,917,643	(31,080,860)	152,836,783
High Yield	2,151,598,029	212,880,844	(122,016,075)	90,864,769
Short Duration High Yield	108,740,114	2,035,958	(399,023)	1,636,935
California	314,975,264	31,106,444	(1,291,992)	29,814,452
New Jersey	100,137,426	8,333,208	(3,005,870)	5,327,338
New York	396,433,409	28,904,553	(3,712,075)	25,192,478

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, and wash sales.

Permanent items identified during the fiscal year ended September 30, 2016 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed
	(Distributions
	in Excess of)	Accumulated
	Net Investment	Net Realized
	Income	Gain (Loss)	Paid-in Capital
Short Duration	$1,285	$(1,285)	$–
Intermediate	(74,860)	74,860	–
AMT Free	(1,501)	1,501	–
National	808	(808)	–
High Yield	(340,284)	17,178,814	(16,838,530)
Short Duration High Yield	24,670	(96)	(24,574)
California	257	3,088	(3,345)
New Jersey	(642)	642	–
New York	(24,396)	24,396	–

The permanent differences are attributable to the tax treatment of accretion on market discount, the tax treatment of certain expenses and the expiration of capital loss carryforwards.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended September 30, 2016 were as follows:

	Purchases	Sales
Short Duration	$588,028,419	$420,046,509
Intermediate	1,472,669,362	353,091,089
AMT Free	103,813,856	17,379,171
National	558,808,898	310,005,307
High Yield	543,287,124	343,327,421
Short Duration High Yield	94,477,645	7,151,976
California	97,001,580	24,265,938
New Jersey	18,830,985	12,725,723
New York	122,552,795	78,238,722

Notes to Financial Statements (continued)

There were no purchases or sales of U.S. Government securities for the fiscal year ended September 30, 2016.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the fiscal year ended September 30, 2016 (as described in note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2016, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and during the fiscal year ended September 30, 2016:

	Net Unrealized		Net Change in
	Appreciation		Unrealized	Average
	(Depreciation) as of	Net Realized	Appreciation	Number of
	September 30, 2016	Loss	(Depreciation)	Contracts*
Short Duration	$ –	$–	$ –	–
Intermediate	(214,885)	(4,432,335)	(16,342)	360
AMT Free	7,509	(453,994)	20,157	24
National	(18,792)	(458,709)	25,161	67
High Yield	(16,798)	(1,419,857)	111,562	109
Short Duration High Yield	(20,571)	(108,494)	(13,691)	41
California	(9,956)	(56,914)	43,510	20
New Jersey	3,061	(123,049)	11,525	9
New York	(605)	(573,304)	73,265	47

*	Calculated based on the number of contracts for the fiscal year ended September 30, 2016.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between

Notes to Financial Statements (continued)

a Fund and the applicable counterparty. As of September 30, 2016, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the fiscal year ended September 30, 2016, the Funds did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

On July 26, 2016, the U.S. Securities and Exchange Commission issued an exemptive order (“SEC exemptive order”) which permits certain registered open-end management investment companies managed by Lord Abbett, including the Funds, to participate in a joint lending and borrowing program. The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

The Funds did not borrow money from or lend money to any other Lord Abbett Fund from July 26, 2016 through September 30, 2016.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose

Notes to Financial Statements (continued)

value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Yield typically invest in shorter term bonds, those Funds are subject to the risk that they will underperform during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, derivatives risk, extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, and taxability risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield and Short Duration High Yield invest a significant portion of its assets in such bonds. AMT Free and National may invest up to 35% and all other Funds (excluding High Yield and Short Duration High Yield) may invest up to 20% of their respective assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, Short Duration High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, AMT Free, National, High Yield, and Short Duration High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund (except AMT Free, High Yield, and Short Duration High Yield) may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). AMT Free may not invest in AMT paper. High Yield and Short Duration High Yield may invest up to 100% of its net assets in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals, except High Yield and Short Duration High Yield, which may invest up to 100% of its net assets in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”).

Notes to Financial Statements (continued)

Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
Short Duration	September 30, 2016		September 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	18,683,718	$294,530,442	18,447,550	$291,091,756
Reinvestment of distributions	472,006	7,446,742	496,221	7,823,720
Shares reacquired	(19,006,895)	(299,683,458)	(29,747,561)	(469,041,954)
Increase (decrease)	148,829	$2,293,726	(10,803,790)	$(170,126,478)

Class C Shares
Shares sold	2,020,411	$31,822,665	1,830,051	$28,876,266
Reinvestment of distributions	34,262	540,540	32,878	518,370
Shares reacquired	(3,339,647)	(52,664,280)	(4,148,449)	(65,434,352)
Decrease	(1,284,974)	$(20,301,075)	(2,285,520)	$(36,039,716)

Class F Shares
Shares sold	25,569,266	$403,364,322	28,262,816	$446,107,300
Reinvestment of distributions	172,196	2,716,680	184,382	2,907,874
Shares reacquired	(20,776,662)	(327,635,609)	(31,523,188)	(497,426,874)
Increase (decrease)	4,964,800	$78,445,393	(3,075,990)	$(48,411,700)

Class I Shares
Shares sold	3,220,945	$50,835,948	3,163,818	$49,980,689
Reinvestment of distributions	37,723	595,347	34,328	541,330
Shares reacquired	(1,815,514)	(28,661,317)	(5,633,139)	(89,034,535)
Increase (decrease)	1,443,154	$22,769,978	(2,434,993)	$(38,512,516)

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Intermediate	September 30, 2016		September 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	60,065,141	$660,423,783	39,968,760	$434,357,159
Converted from Class B*	23,979	266,274	5,363	58,210
Reinvestment of distributions	3,482,674	38,337,561	3,156,341	34,237,814
Shares reacquired	(30,822,023)	(338,871,345)	(32,764,801)	(355,764,157)
Increase	32,749,771	$360,156,273	10,365,663	$112,889,026

Class B Shares
Shares sold	3,846	$42,119	2,459	$26,740
Reinvestment of distributions	2,683	29,456	4,136	44,854
Shares reacquired	(66,143)	(723,122)	(91,340)	(988,081)
Converted to Class A*	(24,001)	(266,274)	(5,368)	(58,210)
Decrease	(83,615)	$(917,821)	(90,113)	$(974,697)

Class C Shares
Shares sold	14,158,268	$155,498,835	9,258,848	$100,579,140
Reinvestment of distributions	723,661	7,951,112	732,097	7,934,175
Shares reacquired	(7,868,716)	(86,425,318)	(9,326,598)	(101,034,731)
Increase	7,013,213	$77,024,629	664,347	$7,478,584

Class F Shares
Shares sold	81,962,275	$901,510,666	63,754,421	$693,058,033
Reinvestment of distributions	2,162,779	23,811,774	1,742,822	18,900,077
Shares reacquired	(39,495,532)	(434,293,676)	(32,296,895)	(349,958,391)
Increase	44,629,522	$491,028,764	33,200,348	$361,999,719

Class I Shares
Shares sold	16,956,814	$186,794,005	11,512,572	$125,264,896
Reinvestment of distributions	471,309	5,196,486	252,237	2,731,699
Shares reacquired	(4,143,525)	(45,591,825)	(2,917,417)	(31,707,466)
Increase	13,284,598	$146,398,666	8,847,392	$96,289,129

Class P Shares
Reinvestment of distributions	36	$395	37	$400
Increase	36	$395	37	$400

	Year Ended		Year Ended
AMT Free	September 30, 2016		September 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,659,217	$59,487,077	2,456,842	$39,313,390
Reinvestment of distributions	217,627	3,547,860	185,919	2,966,517
Shares reacquired	(1,544,244)	(25,181,173)	(1,663,174)	(26,555,098)
Increase	2,332,600	$37,853,764	979,587	$15,724,809

Class C Shares
Shares sold	593,073	$9,590,040	294,275	$4,707,553
Reinvestment of distributions	29,133	474,920	24,607	392,626
Shares reacquired	(231,918)	(3,764,625)	(267,759)	(4,270,374)
Increase	390,288	$6,300,335	51,123	$829,805

Notes to Financial Statements (continued)

	Year Ended		Year Ended
AMT Free	September 30, 2016		September 30, 2015
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	3,533,718	$57,541,027	1,080,362	$17,246,161
Reinvestment of distributions	54,789	894,642	40,903	652,803
Shares reacquired	(989,654)	(16,127,188)	(901,202)	(14,383,253)
Increase	2,598,853	$42,308,481	220,063	$3,515,711

Class I Shares
Shares sold	13,667	$221,728	36,427	$579,952
Reinvestment of distributions	1,774	28,933	777	12,356
Shares reacquired	(3,875)	(63,484)	(1,701)	(26,925)
Increase	11,566	$187,177	35,503	$565,383

	Year Ended		Year Ended
National	September 30, 2016		September 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	22,499,637	$259,876,003	13,973,472	$158,583,004
Converted from Class B*	42,049	483,900	33,142	375,597
Reinvestment of distributions	3,962,997	45,720,090	3,941,982	44,662,604
Shares reacquired	(15,228,582)	(175,745,341)	(19,107,126)	(216,249,943)
Increase (decrease)	11,276,101	$130,334,652	(1,158,530)	$(12,628,738)

Class B Shares
Shares sold	11,677	$133,366	4,737	$54,454
Reinvestment of distributions	5,595	64,775	7,512	85,568
Shares reacquired	(38,310)	(440,979)	(82,736)	(942,293)
Converted to Class A*	(41,841)	(483,900)	(32,979)	(375,597)
Decrease	(62,879)	$(726,738)	(103,466)	$(1,177,868)

Class C Shares
Shares sold	3,610,750	$41,681,722	2,430,302	$27,658,115
Reinvestment of distributions	313,530	3,622,088	308,293	3,496,792
Shares reacquired	(2,282,019)	(26,315,948)	(2,824,653)	(31,979,325)
Increase (decrease)	1,642,261	$18,987,862	(86,058)	$(824,418)

Class F Shares
Shares sold	14,994,551	$173,144,978	8,138,051	$92,239,936
Reinvestment of distributions	549,584	6,350,204	392,181	4,438,394
Shares reacquired	(4,930,510)	(56,866,170)	(5,318,395)	(60,062,988)
Increase	10,613,625	$122,629,012	3,211,837	$36,615,342

Class I Shares
Shares sold	1,387,426	$16,049,952	235,050	$2,652,992
Reinvestment of distributions	12,014	139,354	2,804	31,727
Shares reacquired	(789,651)	(9,043,180)	(169,311)	(1,928,180)
Increase	609,789	$7,146,126	68,543	$756,539

Notes to Financial Statements (continued)

	Year Ended		Year Ended
High Yield	September 30, 2016		September 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	25,867,714	$307,648,130	25,380,668	$297,713,753
Reinvestment of distributions	3,689,924	43,810,301	3,850,270	44,992,603
Shares reacquired	(23,779,666)	(281,702,825)	(29,670,153)	(346,676,686)
Increase (decrease)	5,777,972	$69,755,606	(439,215)	$(3,970,330)

Class C Shares
Shares sold	6,207,841	$73,631,845	5,321,794	$62,489,574
Reinvestment of distributions	1,044,968	12,411,809	1,054,650	12,326,350
Shares reacquired	(5,403,969)	(64,062,807)	(6,889,752)	(80,585,541)
Increase (decrease)	1,848,840	$21,980,847	(513,308)	$(5,769,617)

Class F Shares
Shares sold	15,135,723	$179,635,826	14,544,756	$170,564,871
Reinvestment of distributions	1,127,857	13,412,963	1,129,035	13,205,624
Shares reacquired	(10,925,100)	(129,453,720)	(14,311,799)	(167,233,987)
Increase	5,338,480	$63,595,069	1,361,992	$16,536,508

Class I Shares
Shares sold	6,360,976	$75,662,145	725,639	$8,509,801
Reinvestment of distributions	127,826	1,521,414	43,496	507,519
Shares reacquired	(1,839,698)	(21,881,204)	(2,023,900)	(23,636,560)
Increase (decrease)	4,649,104	$55,302,355	(1,254,765)	$(14,619,240)

Class P Shares
Reinvestment of distributions	51	$610	51	$591
Increase	51	$610	51	$591

	Year Ended		Year Ended
Short Duration High Yield	September 30, 2016		September 30, 2015†
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,627,104	$55,739,259	817,201	$12,254,305
Reinvestment of distributions	51,197	788,849	4,537	68,061
Shares reacquired	(966,896)	(14,907,405)	(22,477)	(336,923)
Increase	2,711,405	$41,620,703	799,261	$11,985,443

Class C Shares
Shares sold	542,040	$8,334,162	56,543	$848,265
Reinvestment of distributions	5,005	77,243	153	2,291
Shares reacquired	(45,552)	(701,190)	(62)	(926)
Increase	501,493	$7,710,215	56,634	$849,630

Class F Shares
Shares sold	2,923,951	$45,030,084	601,813	$9,019,997
Reinvestment of distributions	39,551	609,567	4,003	60,051
Shares reacquired	(875,297)	(13,535,916)	(2,481)	(37,212)
Increase	2,088,205	$32,103,735	603,335	$9,042,836

Notes to Financial Statements (continued)

	Year Ended		Year Ended
Short Duration High Yield	September 30, 2016		September 30, 2015†
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	404,575	$6,277,433	41,038	$615,872
Reinvestment of distributions	2,741	42,423	174	2,605
Shares reacquired	(7,954)	(123,668)	(50)	(756)
Increase	399,362	$6,196,188	41,162	$617,721

	Year Ended		Year Ended
California	September 30, 2016		September 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,035,716	$67,420,680	3,407,400	$37,246,295
Reinvestment of distributions	529,892	5,915,708	496,516	5,411,796
Shares reacquired	(2,944,236)	(32,806,511)	(2,512,274)	(27,372,888)
Increase	3,621,372	$40,529,877	1,391,642	$15,285,203

Class C Shares
Shares sold	1,973,187	$22,071,230	801,014	$8,759,512
Reinvestment of distributions	83,570	933,905	71,121	775,384
Shares reacquired	(897,503)	(10,003,172)	(537,077)	(5,834,705)
Increase	1,159,254	$13,001,963	335,058	$3,700,191

Class F Shares
Shares sold	2,465,207	$27,642,688	2,120,450	$23,070,740
Reinvestment of distributions	78,662	878,407	71,231	776,102
Shares reacquired	(1,220,494)	(13,583,977)	(1,117,859)	(12,098,813)
Increase	1,323,375	$14,937,118	1,073,822	$11,748,029

Class I Shares
Shares sold	201,548	$2,239,760	206,064	$2,239,125
Reinvestment of distributions	11,237	125,749	4,985	54,226
Shares reacquired	(1,423)	(16,070)	(66)	(725)
Increase	211,362	$2,349,439	210,983	$2,292,626

	Year Ended		Year Ended
New Jersey	September 30, 2016		September 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,654,117	$13,369,763	1,855,373	$9,203,401
Reinvestment of distributions	461,825	2,316,415	503,099	2,480,389
Shares reacquired	(2,450,129)	(12,196,362)	(2,592,714)	(12,754,244)
Increase (decrease)	665,813	$3,489,816	(234,242)	$(1,070,454)

Class F Shares
Shares sold	917,723	$4,627,046	422,237	$2,097,831
Reinvestment of distributions	36,211	182,060	35,597	175,644
Shares reacquired	(349,694)	(1,758,826)	(567,710)	(2,799,501)
Increase (decrease)	604,240	$3,050,280	(109,876)	$(526,026)

Notes to Financial Statements (concluded)

	Year Ended		Year Ended
New Jersey	September 30, 2016		September 30, 2015
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	22,408	$114,897	–	$–
Reinvestment of distributions	139	699	96	476
Increase	22,547	$115,596	96	$476

	Year Ended		Year Ended
New York	September 30, 2016		September 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,113,875	$69,957,396	6,333,711	$71,312,362
Reinvestment of distributions	587,946	6,751,840	582,542	6,551,138
Shares reacquired	(4,928,022)	(56,477,002)	(3,345,978)	(37,604,107)
Increase	1,773,799	$20,232,234	3,570,275	$40,259,393

Class C Shares
Shares sold	1,519,198	$17,409,052	1,289,672	$14,496,898
Reinvestment of distributions	71,267	817,743	70,922	796,634
Shares reacquired	(782,761)	(8,981,041)	(819,407)	(9,217,620)
Increase	807,704	$9,245,754	541,187	$6,075,912

Class F Shares
Shares sold	1,880,956	$21,519,312	1,110,874	$12,534,643
Reinvestment of distributions	62,369	718,408	47,923	539,620
Shares reacquired	(720,640)	(8,325,218)	(544,778)	(6,117,449)
Increase	1,222,685	$13,912,502	614,019	$6,956,814

Class I Shares
Shares sold	94,812	$1,080,673	39,364	$438,509
Reinvestment of distributions	3,318	38,226	2,169	24,388
Shares reacquired	(55,056)	(622,901)	(264)	(2,964)
Increase	43,074	$495,998	41,269	$459,933

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
†	For the period June 1, 2015 (commencement of operations) to September 30, 2015.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Municipal Income Fund, Inc. and the Shareholders of Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett AMT Free Municipal Bond Fund, Lord Abbett National Tax Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett California Tax Free Income Fund, Lord Abbett New Jersey Tax Free Income Fund, Lord Abbett New York Tax Free Income Fund, and Lord Abbett Short Duration High Yield Municipal Bond Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Municipal Income Fund, Inc. (the “Company”) comprising Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett AMT Free Municipal Bond Fund, Lord Abbett National Tax Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett California Tax Free Income Fund, Lord Abbett New Jersey Tax Free Income Fund, Lord Abbett New York Tax Free Income Fund, and Lord Abbett Short Duration High Yield Municipal Bond Fund (collectively, the “Funds”), as of September 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Lord Abbett Municipal Income Fund, Inc. as of September 30, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the periods presented, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 22, 2016

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Directors

Ms. Foster and Mr. Sieg are affiliated with Lord Abbett and are “interested persons” of the Company as defined in the Act. Ms. Foster and Mr. Sieg are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 59 portfolios or series. Ms. Foster is an officer of the Lord Abbett Family of Funds.

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Company	During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett, joined Lord Abbett in 1990. Other Directorships: None.

Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Director since 2016	Principal Occupation: Partner (since 2001) and Head of Client Services (since 2013), formerly Director of Marketing and Relationship Management, joined Lord Abbett in 1994. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 59 portfolios or series.

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Company	During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994; Chairman since 2013

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 – 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 – 2010).

Basic Information About Management (continued)

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Company	During the Past Five Years
Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 – 2009). Other Directorships: None.

Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014

Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001 – 2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999 – 2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 – 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 – 2009); and Officer and Director of Trinsum Group, a holding company (2007 – 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

Basic Information About Management (continued)

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Company	During the Past Five Years
Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

		Length of Service	Principal Occupation
Name and	Current Position	of Current	During the Past Five
Year of Birth	with the Company	Position	Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett, joined Lord Abbett in 1990.

Robert A. Lee (1969)	Executive Vice President	Elected in 2016	Partner and Chief Investment Officer, and was formerly Deputy Chief Investment Officer and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Daniel S. Solender (1965)	Executive Vice President	Elected in 2006	Partner and Director, joined Lord Abbett in 2006.

John W. Ashbrook (1964)	Vice President and Assistant Secretary	Elected in 2014	Assistant General Counsel, joined Lord Abbett in 2008.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial Officer, and was formerly Chief Operations Officer, joined Lord Abbett in 1999.

Basic Information About Management (concluded)

		Length of Service	Principal Occupation
Name and	Current Position	of Current	During the Past Five
Year of Birth	with the Company	Position	Years
Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Deputy General Counsel, joined Lord Abbett in 2006.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Philip B. Herman (1977)	Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2007.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015 and was formerly an Associate at Stroock & Stroock & Lavan LLP (2007 – 2015).

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003 – 2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Daniel T. Vande Velde (1967)	Vice President	Elected in 2008	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Chief Operations Officer, and was formerly Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

The percentages below reflect the portion of ordinary income distributions paid during the fiscal year ended September 30, 2016 that is tax-exempt dividend income.

Short Duration	100%
Intermediate	100%
AMT Free	100%
National	100%
High Yield	99%
Short Duration High Yield	99%
California	100%
New Jersey	100%
New York	100%

Additionally, of the distributions paid by Intermediate to the shareholders during the fiscal year ended September 30, 2016, $2,842,071 represents long-term capital gains.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett AMT Free Municipal Bond Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Short Duration High Yield Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-2 (11/16)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended September 30, 2016 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun, Evelyn E. Guernsey, and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended September 30, 2016 and 2015 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2016	2015
Audit Fees {a}	$375,400	$359,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	$375,400	$359,000

Tax Fees {b}	$57,470	$57,004
All Other Fees	- 0 -	- 0 -

Total Fees	$432,870	$416,004

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended September 30, 2016 and 2015 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended September 30, 2016 and 2015 were:

	Fiscal year ended:
	2016	2015
All Other Fees {a}	$195,230	$185,031

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended September 30, 2016 and 2015 were:

	Fiscal year ended:
	2016	2015
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2016

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2016

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2016